File No. 811-5017

File No. 33-11466

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 58

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 58

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

(a Delaware statutory trust)

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas	66202-4200
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code (913) 236-2000

Philip A. Shipp,

6300 Lamar Avenue,

Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

DECLARATION REQUIRED BY RULE 24f-2 (a)(1)

The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the Registrant’s fiscal year ended December 31, 2012 was filed on March 27, 2013.

Prospectus

IVY FUNDS VARIABLE

INSURANCE PORTFOLIOS

APRIL 30, 2013

DOMESTIC EQUITY PORTFOLIOS	SPECIALTY PORTFOLIOS

Ivy Funds VIP Core Equity

Ivy Funds VIP Dividend Opportunities

Ivy Funds VIP Growth

Ivy Funds VIP Micro Cap Growth

Ivy Funds VIP Mid Cap Growth

Ivy Funds VIP Small Cap Growth

Ivy Funds VIP Small Cap Value

Ivy Funds VIP Value

FIXED INCOME PORTFOLIOS

Ivy Funds VIP Bond

Ivy Funds VIP Global Bond

Ivy Funds VIP High Income

Ivy Funds VIP Limited-Term Bond

GLOBAL/INTERNATIONAL PORTFOLIOS

Ivy Funds VIP International Core Equity

Ivy Funds VIP International Growth

Ivy Funds VIP Asset Strategy

Ivy Funds VIP Balanced

Ivy Funds VIP Energy

Ivy Funds VIP Global Natural Resources

Ivy Funds VIP Real Estate Securities

Ivy Funds VIP Science and Technology

MONEY MARKET PORTFOLIO

Ivy Funds VIP Money Market

IVY FUNDS VIP PATHFINDER PORTFOLIOS

Ivy Funds VIP Pathfinder Aggressive

Ivy Funds VIP Pathfinder Moderately Aggressive

Ivy Funds VIP Pathfinder Moderate

Ivy Funds VIP Pathfinder Moderately Conservative

Ivy Funds VIP Pathfinder Conservative

Ivy Funds Variable Insurance Portfolios (Trust) is a management investment company, commonly known as a mutual fund, that has twenty-six separate portfolios (each, a Portfolio, and collectively, the Portfolios), each with separate objectives and investment policies.

This Prospectus contains concise information about the Portfolios of which you should be aware before applying for certain variable life insurance policies and variable annuity contracts (collectively, Policies) offered by certain select insurance companies (Participating Insurance Companies). This Prospectus should be read together with the prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

PORTFOLIO SUMMARIES — DOMESTIC EQUITY PORTFOLIOS
3	Ivy Funds VIP Core Equity
7	Ivy Funds VIP Dividend Opportunities
11	Ivy Funds VIP Growth
15	Ivy Funds VIP Micro Cap Growth
19	Ivy Funds VIP Mid Cap Growth
22	Ivy Funds VIP Small Cap Growth
26	Ivy Funds VIP Small Cap Value
30	Ivy Funds VIP Value

PORTFOLIO SUMMARIES — FIXED INCOME PORTFOLIOS
34	Ivy Funds VIP Bond
38	Ivy Funds VIP Global Bond
42	Ivy Funds VIP High Income
46	Ivy Funds VIP Limited-Term Bond

PORTFOLIO SUMMARIES — GLOBAL/INTERNATIONAL PORTFOLIOS
50	Ivy Funds VIP International Core Equity
54	Ivy Funds VIP International Growth

PORTFOLIO SUMMARIES — SPECIALTY PORTFOLIOS
58	Ivy Funds VIP Asset Strategy
64	Ivy Funds VIP Balanced
68	Ivy Funds VIP Energy
72	Ivy Funds VIP Global Natural Resources
77	Ivy Funds VIP Real Estate Securities
81	Ivy Funds VIP Science and Technology

PORTFOLIO SUMMARY — MONEY MARKET PORTFOLIO
85	Ivy Funds VIP Money Market

PORTFOLIO SUMMARIES — PATHFINDER PORTFOLIOS
88	Ivy Funds VIP Pathfinder Aggressive
93	Ivy Funds VIP Pathfinder Moderately Aggressive
98	Ivy Funds VIP Pathfinder Moderate
103	Ivy Funds VIP Pathfinder Moderately Conservative
108	Ivy Funds VIP Pathfinder Conservative

113	More About the Portfolios
113	Additional Information about Principal Investment Strategies, Other Investments and Risks
133	Ivy Funds VIP Pathfinder Portfolios
135	Fund of Funds Risks
136	Additional Investment Considerations
137	Defining Risks
146	The Management of the Portfolios
154	Buying and Selling Portfolio Shares
160	Distributions and Taxes
161	Financial Highlights
170	Appendix A: Hypothetical Investment and Expense Information

2	Prospectus

Ivy Funds VIP Core Equity

Objective

To seek to provide capital growth and appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.02%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$104	$325	$563	$1,248

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Core Equity seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities, primarily in common stocks of large cap companies that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, believes have dominant market positions in their industries. Large cap companies typically are companies with market capitalizations of at least $10 billion at the time of acquisition. The Portfolio invests in securities that have the potential for capital appreciation, or that WRIMCO expects to resist market decline. Although the Portfolio typically invests in securities issued by large cap companies, it may invest in securities issued by companies of any size.

WRIMCO believes that long-term earnings power relative to market expectations is an important component for stock performance. WRIMCO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its securities-selection process. Through its bottom-up stock selection, WRIMCO searches for companies for which it believes market expectations are too low with regard to the company’s ability to grow its business. In selecting securities for the Portfolio, WRIMCO may consider whether a company has new products to introduce, has undergone cost restructuring or a management change, or has improved its execution, among other factors.

Domestic Equity Portfolios	Prospectus	3

From a top-down perspective, WRIMCO seeks to identify current trends or themes which indicate specific industries that have the potential to experience multi-year growth. Once identified, WRIMCO seeks to invest for the Portfolio in what it believes to be dominant companies that will benefit from these trends or themes, including companies that WRIMCO believes have long-term earnings potential greater than market expectations. WRIMCO considers various thematic factors, including major macro-economic and political forces, cyclical inflections, changes in consumer behavior and technology shifts.

The Portfolio typically holds a limited number of stocks (generally 40 to 50).

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. Among other factors, WRIMCO considers whether, in its opinion, the security has fully appreciated according to WRIMCO’s forecast, has ceased to offer the prospect of significant growth potential, has had its competitive barriers diminished, has seen its earnings catalyst lose its impact, or has performed below WRIMCO’s expectations regarding the security’s long-term earnings potential. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security if that issuer’s competitive advantage has diminished or if the Portfolio’s portfolio managers lose conviction in a previously identified trend or theme, to take advantage of what it believes to be more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■

Holdings Risk. The Portfolio typically holds a limited number of stocks (generally 40 to 50). As a result, the appreciation or depreciation of any one security held by the Portfolio will have a greater impact on the Portfolio’s net asset value (NAV) than it would if the Portfolio invested in a larger number of securities.

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

4	Prospectus	Domestic Equity Portfolios

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 17.59% (the third quarter of 2009) and the lowest quarterly return was -20.48% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2012	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Core Equity	18.60%	3.35%	8.22%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Lipper Variable Annuity Large-Cap Core Funds Universe Average (net of fees and expenses)	15.02%	0.53%	6.55%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Managers

Erik R. Becker, Senior Vice President of WRIMCO, and Gustaf C. Zinn, Senior Vice President of WRIMCO, have managed the Portfolio since July 2006.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

Domestic Equity Portfolios	Prospectus	5

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

6	Prospectus	Domestic Equity Portfolios

Ivy Funds VIP Dividend Opportunities

Objective

To seek to provide total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.01%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,236

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Dividend Opportunities seeks to achieve its objective by investing primarily in large cap companies that are often market leaders in their industry, with established operating records that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, believes are high-quality companies that may accelerate or grow their dividend payout ratio and that also demonstrate favorable prospects for total return. Under normal circumstances, the Portfolio invests at least 80% of its net assets in dividend-paying equity securities. For this purpose, such securities consist primarily of dividend-paying common stocks. Although the Portfolio invests primarily in securities issued by large cap companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. The Portfolio typically holds a limited number of stocks (generally 50-65).

The Portfolio primarily focuses on companies that have one or more of the following characteristics: high dividend yields that are, in the opinion of WRIMCO, relatively safe; above-average dividend yield that WRIMCO expects will continue and/or grow; below-average dividend yield but that WRIMCO expects could grow over the next few years; and no dividend yield but WRIMCO expects the company to initiate payment of dividends. WRIMCO also considers other factors, which may include the company’s: established operating history; competitive dividend yields; growth and profitability opportunities; return on capital; history of improving sales and profits; status as a market leader in its industry; and stock price value.

Domestic Equity Portfolios	Prospectus	7

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.

Generally, in determining whether to sell a security, WRIMCO considers many factors, including: changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or appreciation possibilities offered by individual securities. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes to be more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■

Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company. In addition, there is no guarantee that the companies in which the Portfolio invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. The amount of any dividend paid by the company may fluctuate significantly.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■

Holdings Risk. The Portfolio typically holds a limited number of stocks (generally 50-65). As a result, the appreciation or depreciation of any one security held by the Portfolio will have a greater impact on the Portfolio’s net asset value (NAV) than it would if the Portfolio invested in a larger number of securities.

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

■

Sector Risk. At times, the Portfolio may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Portfolio more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

8	Prospectus	Domestic Equity Portfolios

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Effective July 31, 2008, the Portfolio changed its investment objective from seeking to provide income and long-term capital growth to seeking to provide total return.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 14.04% (the fourth quarter of 2011) and the lowest quarterly return was -21.43% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2012	1 Year	5 Years	Life of Portfolio
Shares of Ivy Funds VIP Dividend Opportunities (began on 12-30-2003)	13.18%	-1.06%	5.32%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on December 31, 2003.)	16.42%	1.92%	5.29%
Lipper Variable Annuity Equity Income Funds Universe Average (net of fees and expenses) (Index comparison begins on December 31, 2003.)	14.99%	0.78%	5.05%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

David P. Ginther, Senior Vice President of WRIMCO, has managed the Portfolio since December 2003.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Domestic Equity Portfolios	Prospectus	9

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

10	Prospectus	Domestic Equity Portfolios

Ivy Funds VIP Growth

Objective

To seek to provide growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.00%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$318	$552	$1,225

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Growth seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks issued by large capitalization companies that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, believes are high-quality, growth-oriented companies with appreciation possibilities. Large capitalization companies typically are companies with market capitalizations of at least $10 billion at the time of acquisition. Growth oriented companies are those whose earnings WRIMCO believes are likely to grow faster than the economy. The Portfolio seeks to generate solid returns while striving, when reasonably possible, to protect against downside risks.

WRIMCO primarily utilizes a bottom-up strategy in selecting securities for the Portfolio and seeks companies that it believes have dominant market positions and established competitive advantages. WRIMCO believes that these characteristics can help to mitigate competition and lead to more sustainable revenue and earnings growth.

WRIMCO attempts to focus on companies operating in large, growing, addressable markets (generally, the potential markets for their goods and services) whose competitive market position WRIMCO believes will allow them to grow faster than the general economy. The key factors WRIMCO typically analyzes consist of: a company’s brand equity, balance sheet, proprietary technology,

Domestic Equity Portfolios	Prospectus	11

economies of scale, strength of management, and level of intra- and inter-industry competition; the threat of substitute products; and the interaction and bargaining power between a company, its customers, suppliers and competitors. The Portfolio typically holds a limited number of stocks (generally 45 to 60).

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.

In general, WRIMCO may sell a security when, in WRIMCO’s opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. WRIMCO also may sell a security if it believes that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes to be more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■

Holdings Risk. The Portfolio typically holds a limited number of stocks (generally 45 to 60), and the Portfolio’s managers also tend to invest a significant portion of the Portfolio’s total assets in a limited number of stocks. As a result, the appreciation or depreciation of any one security held by the Portfolio will have a greater impact on the Portfolio’s net asset value (NAV) than it would if the Portfolio invested in a larger number of securities or if the Portfolio’s managers invested a greater portion of the Portfolio’s total assets in a larger number of stocks.

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

12	Prospectus	Domestic Equity Portfolios

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek capital growth, with current income as a secondary objective. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide growth of capital.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 14.22% (the first quarter of 2012) and the lowest quarterly return was -20.44% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2012	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Growth	12.75%	0.97%	6.97%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%
Lipper Variable Annuity Large-Cap Growth Funds Universe Average (net of fees and expenses)	16.00%	1.45%	7.23%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Managers

Daniel P. Becker, Senior Vice President of WRIMCO, has managed the Portfolio since June 2006 and Philip J. Sanders, Senior Vice President and Chief Investment Officer of WRIMCO, has managed the Portfolio since August 1998.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Domestic Equity Portfolios	Prospectus	13

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

14	Prospectus	Domestic Equity Portfolios

Ivy Funds VIP Micro Cap Growth

Objective

To seek to provide growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	1.35%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$137	$428	$739	$1,624

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Micro Cap Growth seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of micro cap companies. Micro cap companies typically are companies with float-adjusted market capitalizations below $1 billion at the time of acquisition. The Portfolio primarily invests in common stock, which may include common stocks that are offered in initial public offerings (IPOs).

In selecting equity securities for the Portfolio, Wall Street Associates, LLC (WSA), the Portfolio’s investment subadviser, utilizes a bottom-up stock selection process and seeks to invest in securities of companies that it believes exhibit extraordinary earnings growth, earnings surprise potential, fundamental strength and management vision.

Generally, in determining whether to sell a security, WSA uses the same type of analysis that it uses in buying securities. For example, WSA may sell a security if it determines that the issuer’s growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, when more attractive investment opportunities arise, when WSA believes a company’s valuation has become unattractive relative to industry leaders and industry-specific metrics, to reduce the Portfolio’s holding in that security or its exposure to a particular sector, or to raise cash.

Domestic Equity Portfolios	Prospectus	15

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■

Initial Public Offering Risk. Investments in IPOs can have a significant positive impact on the Portfolio’s performance; however, any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. To the extent that IPOs have had a significant impact on the Portfolio’s performance, such may not be able to be replicated in the future. The relative performance impact of IPOs is also likely to decline as the Portfolio grows.

■

Liquidity Risk. Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Portfolio may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

■

Management Risk. Portfolio performance is primarily dependent on WSA’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

■

Small Company Risk. Securities of small to micro capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be more affected than other types of securities by the underperformance of a sector during market downturns. In some cases, there could be difficulties in selling securities of small to micro capitalization companies at the desired time.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of two broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance prior to September 22, 2003, reflects the performance of the Advantus Micro-Cap Growth Portfolio (predecessor fund) which was reorganized as the Portfolio on September 22, 2003. The Portfolio would have had substantially similar annual returns and would have differed from the predecessor fund only to the extent that the Portfolio had different expenses. Performance prior to September 22, 2003 has not been restated to reflect the estimated annual operating expenses of the Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

16	Prospectus	Domestic Equity Portfolios

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek long-term capital appreciation. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide growth of capital.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 38.37% (the second quarter of 2003) and the lowest quarterly return was -30.17% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2012	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Micro Cap Growth	11.84%	1.47%	10.20%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	9.80%
Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes)	15.17%	1.02%	7.87%
Lipper Variable Annuity Small-Cap Growth Funds Universe Average (net of fees and expenses)	14.09%	2.75%	8.98%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO) and sub-advised by Wall Street Associates, LLC (WSA).

Portfolio Managers

The WSA Investment Team is primarily responsible for the day-to-day management of the Portfolio. The WSA Investment Team consists of William Jeffery III, President and Chief Investment Officer of WSA, who has co-managed the Portfolio since the inception of the predecessor fund in October 1997, Kenneth F. McCain, Executive Vice President of WSA, who has co-managed the Portfolio since the inception of the predecessor fund in October 1997, Paul J. Ariano, Senior Vice President of WSA, who has co-managed the Portfolio since January 2005, Paul K. LeCoq, Senior Vice President of WSA, who has co-managed the Portfolio since January 2005, Luke A. Jacobson, Vice President of WSA, who has co-managed the Portfolio since January 2012, and Alexis C. Waadt, Vice President of WSA, who has co-managed the Portfolio since January 2013.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Domestic Equity Portfolios	Prospectus	17

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

18	Prospectus	Domestic Equity Portfolios

Ivy Funds VIP Mid Cap Growth

Objective

To seek to provide growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.17%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$119	$372	$644	$1,420

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Mid Cap Growth seeks to achieve its objective by investing primarily in common stocks of mid cap companies that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, believes offer above-average growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in the securities of mid cap companies, which typically are companies with market capitalizations within the range of companies in the Russell Midcap Growth Index at the time of acquisition. As of March 31, 2013, this range of market capitalizations was between approximately $321.8 million and $28.9 billion.

In selecting securities for the Portfolio, WRIMCO primarily emphasizes a bottom-up approach and may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential.

Generally, in determining whether to sell a security, WRIMCO considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and

Domestic Equity Portfolios	Prospectus	19

poorly explained management changes. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes to be more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

■

Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid capitalization companies may be more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek to provide growth of your investment. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide growth of capital.

20	Prospectus	Domestic Equity Portfolios

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 20.43% (the second quarter of 2009) and the lowest quarterly return was -22.11% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2012	1 Year	5 Years	Life of Portfolio
Shares of Ivy Funds VIP Mid Cap Growth (began on 04-28-2005)	13.56%	6.80%	9.87%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on April 30, 2005.)	15.81%	3.23%	7.30%
Lipper Variable Annuity Mid-Cap Growth Funds Universe Average (net of fees and expenses) (Index comparison begins on April 30, 2005.)	14.20%	1.96%	6.92%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Kimberly A. Scott, Senior Vice President of WRIMCO, has managed the Portfolio since April 2005.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Domestic Equity Portfolios	Prospectus	21

Ivy Funds VIP Small Cap Growth

Objective

To seek to provide growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.16%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$118	$368	$638	$1,409

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Small Cap Growth seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of small cap companies. Small cap companies typically are companies with market capitalizations below $3.5 billion at the time of acquisition. The Portfolio emphasizes relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, believes there is opportunity for higher growth than in established companies or industries. The Portfolio’s investments in equity securities may include common stocks that are offered in initial public offerings (IPOs).

In selecting securities for the Portfolio, WRIMCO utilizes a bottom-up stock picking process that focuses on companies it believes have sustainable long-term growth potential with superior financial characteristics and, therefore, are believed by WRIMCO to be of a higher quality than many other small cap companies. WRIMCO may look at a number of factors regarding a company, such as: management that is aggressive, creative, strong and/or dedicated, technological or specialized expertise, new or unique products or services, entry into new or emerging industries, growth in earnings/growth in revenue and sales/positive cash flows, ROIC (return

22	Prospectus	Domestic Equity Portfolios

on invested capital), market share, barriers to entry, operating margins, rising returns on investment, and security size and liquidity. The Portfolio typically holds a limited number of stocks (generally 60 to 70).

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security if it believes that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes to be more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■

Holdings Risk. The Portfolio typically holds a limited number of stocks (generally 60 to 70). As a result, the appreciation or depreciation of any one security held by the Portfolio will have a greater impact on the Portfolio’s net asset value (NAV) than it would if the Portfolio invested in a larger number of securities.

■

Initial Public Offering Risk. Investments in IPOs can have a significant positive impact on the Portfolio’s performance; however, any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. To the extent that IPOs have a significant impact on the Portfolio’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs is also likely to decline as the Portfolio grows.

■

Liquidity Risk. Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Portfolio may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

■

Small Company Risk. Securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be more affected than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Domestic Equity Portfolios	Prospectus	23

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 24.14% (the second quarter of 2009) and the lowest quarterly return was -28.33% (the third quarter of 2011).

Average Annual Total Returns

as of December 31, 2012	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Small Cap Growth	5.17%	-0.15%	7.56%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	9.80%
Lipper Variable Annuity Small-Cap Growth Funds Universe Average (net of fees and expenses)	14.09%	2.75%	8.98%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Kenneth G. McQuade, Vice President of WRIMCO, has managed the Portfolio since March 2006.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

24	Prospectus	Domestic Equity Portfolios

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Domestic Equity Portfolios	Prospectus	25

Ivy Funds VIP Small Cap Value

Objective

To seek to provide capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Acquired Fund Fees and Expenses[1]	0.11%
Total Annual Portfolio Operating Expenses[2]	1.28%

[1]

Acquired Fund Fees and Expenses sets forth the Portfolio’s pro rata portion of the cumulative expenses charged by the business development companies (BDCs) in which the Portfolio invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio’s assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each BDC for the BDC’s most recent fiscal period.

[2]

The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$130	$406	$702	$1,545

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Small Cap Value seeks to achieve its objective by investing primarily in various types of equity securities of small cap companies that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, believes are undervalued. Under normal circumstances, at least 80% of the Portfolio’s net assets will be invested, at the time of purchase, in common stocks of small cap companies. Small cap companies typically are companies with market capitalizations below $3.5 billion at the time of acquisition. The Portfolio seeks to invest in stocks that WRIMCO believes are undervalued stocks or those stocks trading at a significant discount relative to the intrinsic value of the company as estimated by WRIMCO and/or are out of

26	Prospectus	Domestic Equity Portfolios

favor in the financial markets but have a favorable outlook for capital appreciation. These equity securities will consist primarily of common stocks, some of which may be offered in initial public offerings (IPOs).

To identify securities for the Portfolio, WRIMCO primarily utilizes fundamental, bottom-up research while considering a top-down (assess the market and economic environment) and quantitative analysis. The estimated intrinsic value of companies is primarily determined by WRIMCO based on cash flow generation, normalized earnings power and/or underlying asset values, but other valuation factors are also considered, such as price to earnings and price to book value. WRIMCO also considers a company’s asset growth, changes in share count, and changes in working capital. The Portfolio emphasizes companies which may have an identifiable catalyst that WRIMCO believes will help it achieve its estimated intrinsic value. In addition, WRIMCO attempts to diversify the Portfolio’s holdings among sectors in an effort to manage risk and to limit excess volatility. The Portfolio typically holds a limited number of stocks (generally 40 to 65).

WRIMCO will typically sell a stock when, in WRIMCO’s opinion, it reaches an acceptable price relative to its estimated intrinsic value, its fundamental factors have changed or WRIMCO has changed its estimated intrinsic value due to business performance that is below WRIMCO’s expectations. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes to be more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Portfolio may experience losses.

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Holdings Risk. The Portfolio typically holds a limited number of stocks (generally 40 to 65). As a result, the appreciation or depreciation of any one security held by the Portfolio will have a greater impact on the Portfolio’s net asset value (NAV) than it would if the Portfolio invested in a larger number of securities.

■

Initial Public Offering Risk. Investments in IPOs can have a significant positive impact on the Portfolio’s performance; however, any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. To the extent that IPOs have had a significant impact on the Portfolio’s performance, such may not be able to be replicated in the future. The relative performance impact of IPOs is also likely to decline as the Portfolio grows.

■

Liquidity Risk. Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Portfolio may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

Domestic Equity Portfolios	Prospectus	27

■

Small Company Risk. Securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be more affected than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

■

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of WRIMCO, undervalued. The value of a security believed by WRIMCO to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance prior to September 22, 2003, reflects the performance of the Advantus Small Company Value Portfolio (predecessor fund) which was reorganized as the Portfolio on September 22, 2003. The Portfolio would have had substantially similar annual returns and would have differed from the predecessor fund only to the extent that the Portfolio had different expenses. Performance prior to September 22, 2003 has not been restated to reflect the estimated annual operating expenses of the Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

State Street Research & Management served as the investment subadviser to the Portfolio until January 31, 2005, when BlackRock Financial Management, Inc. became the Portfolio’s investment subadviser. From January 20, 2006 to March 24, 2008, BlackRock Capital Management, Inc., an affiliate of BlackRock Financial Management, Inc., served as the Portfolio’s investment subadviser. On March 24, 2008, WRIMCO, the Portfolio’s investment manager, assumed direct investment management responsibilities for the Portfolio.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek long-term accumulation of capital. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide capital appreciation.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 22.17% (the second quarter of 2003) and the lowest quarterly return was -21.81% (the third quarter of 2011).

28	Prospectus	Domestic Equity Portfolios

Average Annual Total Returns

as of December 31, 2012	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Small Cap Value	18.63%	4.53%	9.61%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	18.05%	3.55%	9.50%
Lipper Variable Annuity Small-Cap Value Funds Universe Average (net of fees and expenses)	16.38%	4.15%	9.95%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Christopher J. Parker, Vice President of WRIMCO, has managed the Portfolio since September 2011.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Domestic Equity Portfolios	Prospectus	29

Ivy Funds VIP Value

Objective

To seek to provide capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.02%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$104	$325	$563	$1,248

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Value seeks to achieve its objective by investing in the common stocks of primarily large capitalization companies that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, believes are undervalued, trading at a significant discount relative to the intrinsic value of the company as estimated by WRIMCO and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Portfolio primarily invests in securities issued by large capitalization companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. The Portfolio seeks to be diversified across economic sectors in an effort to manage risk, and to limit excess volatility.

To identify securities for the Portfolio, WRIMCO primarily utilizes fundamental, bottom-up research while considering a top-down (assess the market environment) and quantitative analysis. The estimated intrinsic value of companies is primarily determined by WRIMCO based on cash flow generation, but other valuation factors are also considered, such as price to earnings and price to book value. WRIMCO also considers a company’s asset growth, changes in share count, and changes in working capital. The Portfolio emphasizes companies which may have a clearly identifiable catalyst that WRIMCO believes will help the company achieve its estimated intrinsic value. The Portfolio typically holds a limited number of stocks (generally 35 to 45).

30	Prospectus	Domestic Equity Portfolios

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.

WRIMCO will typically sell a stock when, in WRIMCO’s opinion, it reaches an acceptable price, its fundamental characteristics have changed or it has performed below WRIMCO’s expectations. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes to be more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Portfolio may experience losses.

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Holdings Risk. The Portfolio typically holds a limited number of stocks (generally 35 to 45). As a result, the appreciation or depreciation of any one security held by the Portfolio will have a greater impact on the Portfolio’s net asset value (NAV) than it would if the Portfolio invested in a larger number of securities.

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

■

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of WRIMCO, undervalued. The value of a security believed by WRIMCO to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with

Domestic Equity Portfolios	Prospectus	31

investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek long-term capital appreciation. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide capital appreciation.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 20.05% (the third quarter of 2009) and the lowest quarterly return was -20.08% (the third quarter of 2011).

Average Annual Total Returns

as of December 31, 2012	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Value	18.88%	1.86%	6.94%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	17.51%	0.59%	7.38%
Lipper Variable Annuity Large-Cap Value Funds Universe Average (net of fees and expenses)	15.71%	0.35%	6.54%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Matthew T. Norris, Senior Vice President of WRIMCO, has managed the Portfolio since July 2003.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

32	Prospectus	Domestic Equity Portfolios

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Domestic Equity Portfolios	Prospectus	33

Ivy Funds VIP Bond

Objective

To seek to provide current income consistent with preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.78%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$80	$249	$433	$966

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Bond seeks to achieve its objective by investing primarily in investment grade debt securities. The Portfolio considers debt securities to be investment grade if they are rated BBB- or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, to be of comparable quality. During normal circumstances, the Portfolio invests at least 80% of its net assets in bonds, including corporate bonds, mortgage-backed securities, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), and other asset-backed securities. Certain of the mortgage-backed securities in which the Portfolio may invest are not backed by the full faith and credit of the U.S. government and, like other asset-backed securities in which the Portfolio may invest, may be backed only by the pool of assets pledged as security for the transaction. The Portfolio has no limitations regarding the maturity, duration or dollar-weighted average of its holdings, may invest in debt securities with varying maturities and can invest in securities of companies of any size.

In selecting debt securities for the Portfolio’s holdings, WRIMCO initially utilizes a top-down viewpoint by looking at broad economic and financial trends in an effort to anticipate their impact on the bond market and then considers yield and relative safety

34	Prospectus	Fixed Income Portfolios

of a security. WRIMCO also may look at many other factors, including the issuer’s past, present and estimated future: financial strength; cash flow; management; borrowing requirements; and responsiveness to changes in interest rates and business conditions. As well, WRIMCO may consider the maturity of the obligation and the size or nature of the bond issue.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a holding if, in WRIMCO’s opinion, the issuer’s financial strength weakens and/or the yield and relative safety of the security decline. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes to be more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Extension Risk. A rise in interest rates could cause property owners to pay their mortgages more slowly than expected, resulting in slower payments of mortgage-backed securities and lengthening the average life of such security. This could cause their value to decline more than other fixed-income securities.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio’s securities, especially securities with longer maturities. A decline in interest rates may cause the Portfolio to experience a decline in its income.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

■

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, and the Portfolio may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities.

■

Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Portfolio, resulting in the Portfolio reinvesting in securities with lower yields, which may cause a decline in its income.

■

U.S. Government Securities Risk. Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the

Fixed Income Portfolios	Prospectus	35

performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek a reasonable return with emphasis on preservation of capital. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide current income consistent with preservation of capital.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 3.58% (the third quarter of 2009) and the lowest quarterly return was -2.45% (the second quarter of 2004).

Average Annual Total Returns

as of December 31, 2012	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Bond	5.78%	5.29%	4.60%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.18%
Lipper Variable Annuity Corporate Debt Funds A Rated Universe Average (net of fees and expenses)	6.91%	6.06%	4.99%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Mark Otterstrom, Senior Vice President of WRIMCO, has managed the Portfolio since August 2008.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

36	Prospectus	Fixed Income Portfolios

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Fixed Income Portfolios	Prospectus	37

Ivy Funds VIP Global Bond

Objectives

To seek to provide a high level of current income. Capital appreciation is a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.62%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.42%
Total Annual Portfolio Operating Expenses	1.29%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$131	$409	$708	$1,556

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Global Bond seeks to achieve its objectives by investing, during normal circumstances, at least 80% of its net assets in a diversified portfolio of bonds of foreign and U.S. issuers. The Portfolio may invest in securities issued by foreign or U.S. governments and in securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), issued by foreign or U.S. companies of any size, including those in emerging markets. The Portfolio may invest up to 100% of its total assets in securities denominated in currencies other than the U.S. dollar. The Portfolio may invest in securities of any maturity.

Under normal circumstances, the Portfolio invests at least 40% (or, if Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, deems it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers. Under normal circumstances, the Portfolio will allocate its assets among at least three different countries (one of which may be the United States).

38	Prospectus	Fixed Income Portfolios

Although the Portfolio invests, primarily, in investment grade securities, it may invest up to 100% of its total assets in non-investment grade bonds, commonly called junk bonds, primarily of foreign issuers, that include securities rated BB+ or lower by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by WRIMCO to be of comparable quality. The Portfolio will only invest in non-investment grade securities if WRIMCO deems the risks to be consistent with the Portfolio’s objectives. The Portfolio also may invest in equity securities of foreign and U.S. issuers to achieve income and/or its secondary objective of capital appreciation.

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.

WRIMCO may look at a number of factors in selecting securities for the Portfolio’s holdings including: identifying fundamental global themes; country analysis (economic, legislative/judicial and demographic trends); credit analysis of the issuer (financial strength, cash flow, balance sheet, management, strategy and accounting); the maturity, quality, and denomination (U.S. dollar, euro, yen) of the issue; domicile and market share of the issuer; and analysis of the issuer’s profit history through various economic cycles.

Generally, in determining whether to sell a debt security, WRIMCO continues to analyze the factors considered for buying the security. WRIMCO also considers its assumptions regarding a company, an industry, the markets, an individual economy and/or the global economy. WRIMCO may sell a security to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program. A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objectives. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Soverign debt instruments are also subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Portfolio may have limited recourse against the issuing government or agency.

Fixed Income Portfolios	Prospectus	39

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio’s securities, especially securities with longer maturities. A decline in interest rates may cause the Portfolio to experience a decline in its income.

■

Loan Risk. In addition to the risks typically associated with fixed-income securities, loans carry other risks, including the risk of insolvency of the lending bank or other intermediary. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market.

■

Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Portfolio’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

■

Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Portfolio, resulting in the Portfolio reinvesting in securities with lower yields, which may cause a decline in its income.

■

Small Company Risk. Securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be more affected than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to those of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek, as a primary objective, a high level of current income and, as a secondary objective, capital growth when consistent with its primary objective. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide a high level of current income and capital appreciation is a secondary objective.

40	Prospectus	Fixed Income Portfolios

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 3.51% (the first quarter of 2012) and the lowest quarterly return was -2.91% (the third quarter of 2011).

Average Annual Total Returns

as of December 31, 2012	1 Year	Life of Portfolio
Shares of Ivy Funds VIP Global Bond (began on 08-23-10)	6.41%	2.66%
Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on August 31, 2010.)	4.84%	4.95%
Lipper Variable Annuity Global Income Funds Universe Average (net of fees and expenses) (Index comparison begins on August 31, 2010.)	9.42%	6.37%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Managers

Daniel J. Vrabac, Senior Vice President of WRIMCO, and Mark G. Beischel, Senior Vice President and Global Director of Fixed Income of WRIMCO, have managed the Portfolio since its inception in August 2010.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Fixed Income Portfolios	Prospectus	41

Ivy Funds VIP High Income

Objective

To seek to provide total return through a combination of high current income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.94%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$96	$300	$520	$1,155

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP High Income seeks to achieve its objective by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), of U.S. and foreign issuers, the risks of which are, in the judgment of Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, consistent with the Portfolio’s objective. The Portfolio may invest in fixed-income securities of any maturity and in companies of any size. The Portfolio invests primarily in lower-quality debt securities, which include debt securities rated BBB+ or lower by Standard and Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by WRIMCO to be of comparable quality. The Portfolio may invest an unlimited amount of its total assets in non-investment grade debt securities, commonly called junk bonds, which include debt securities rated BB+ or lower by S&P or comparably rated by another NRSRO or, if unrated, determined by WRIMCO to be of comparable quality.

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.

42	Prospectus	Fixed Income Portfolios

The Portfolio may invest significantly in restricted securities that have not been registered for sale under the Securities Act of 1933 that are determined to be liquid in accordance with procedures adopted by the Trust’s Board of Trustees. The Portfolio may also invest in private placement securities.

WRIMCO may look at a number of factors in selecting securities for the Portfolio, including the economic environment, interest rate trends and industry fundamentals as well as analysis of the company’s fundamentals, including: financial strength, growth of operating cash flows, strength of management, borrowing requirements, improving debt to cash ratios, potential to improve credit standing, and a strong, defensible market position.

After its preliminary determination to invest in securities issued by a company, WRIMCO attempts to optimize the Portfolio’s risk/reward by investing in the debt portion of the company’s capital structure that WRIMCO believes to be most attractive, which may include secured and unsecured loans or floating rate notes, unsecured high-yield bonds, and/or convertible securities trading well below their conversion values.

Generally, in determining whether to sell a debt security, WRIMCO uses the same type of analysis that it uses in buying debt securities. For example, WRIMCO may sell a holding if, in WRIMCO’s opinion, the issuer’s financial strength declines, or is anticipated to decline, to an unacceptable level, or if management of the company weakens. WRIMCO may sell a security if the competitive conditions of a particular industry have increased, and it believes the Portfolio should, therefore, reduce its exposure to such industry. WRIMCO also may sell a security if, in WRIMCO’s opinion, the price of the security has risen to reflect the company’s improved creditworthiness and other investments with greater potential exist. WRIMCO may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes to be more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. .

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio’s securities, especially securities with longer maturities. A decline in interest rates may cause the Portfolio to experience a decline in its income.

■

Liquidity Risk. Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Portfolio may not be able to dispose of illiquid securities at a favorable time or price.

Fixed Income Portfolios	Prospectus	43

■

Loan Risk. In addition to the risks typically associated with fixed-income securities, loans carry other risks, including the risk of insolvency of the lending bank or other intermediary. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market.

■

Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Portfolio’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

■

Private Placements and Other Restricted Securities Risk. Restricted securities, which include private placements, are securities that are subject to legal or contractual restrictions on resale, and there can be no assurance of a ready market for resale. The Portfolio could find it difficult to sell privately placed securities and other restricted securities when WRIMCO believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid or less than the fair market value. At times, it also may be difficult to determine the fair value of such securities for purposes of computing the NAV of the Portfolio.

■

Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Portfolio, resulting in the Portfolio reinvesting in securities with lower yields, which may cause a decline in its income.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek, as its primary objective, a high level of current income and, as a secondary objective, to seek capital growth when consistent with its primary objective. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide total return through a combination of high current income and capital appreciation.

44	Prospectus	Fixed Income Portfolios

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 16.61% (the second quarter of 2009) and the lowest quarterly return was -16.50% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2012	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP High Income	18.64%	10.43%	9.75%
BofA Merrill Lynch US High Yield Index (reflects no deduction for fees, expenses or taxes)	15.58%	10.01%	10.39%
Lipper Variable Annuity High Yield Funds Universe Average (net of fees and expenses)	14.09%	7.89%	8.97%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

William M. Nelson, Senior Vice President of WRIMCO, has managed the Portfolio since January 1999.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Fixed Income Portfolios	Prospectus	45

Ivy Funds VIP Limited-Term Bond

Objective

To seek to provide current income consistent with preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.82%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$84	$262	$455	$1,014

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Limited-Term Bond seeks to achieve its objective by investing primarily in investment grade, U.S. dollar-denominated, debt securities of primarily U.S. issuers. The Portfolio may invest in U.S. government securities, corporate debt securities, mortgage-backed securities including collateralized mortgage obligations (CMOs) and other asset-backed securities. The Portfolio seeks to identify relative value opportunities between these sectors of the fixed-income market. Under normal circumstances, the Portfolio invests at least 80% of its net assets in bonds with limited-term maturities; therefore, the Portfolio seeks to maintain a dollar-weighted average maturity of not less than two years and not more than five years. Although the Portfolio primarily invests in securities issued by large cap companies, it may invest in securities issued by companies of any size.

Investment grade debt securities include bonds rated BBB- or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, to be of comparable quality.

46	Prospectus	Fixed Income Portfolios

WRIMCO may look at a number of factors in selecting securities for the Portfolio’s holdings, beginning with a review of the broad economic and financial trends in the U.S. and world markets. This process aids in the determination of economic fundamentals, which leads to sector allocation.

Within a sector, WRIMCO typically considers the security’s current coupon, the maturity of the security, the relative value of the security based on historical yield information, the creditworthiness of the particular issuer (if not backed by the full faith and credit of the Treasury), and prepayment risks for mortgage-backed securities and other debt securities with call provisions.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities, including review of the security’s valuation and the issuer’s creditworthiness. WRIMCO may also sell a security to take advantage of what it believes to be more attractive investment opportunities, to reduce the Portfolio’s holding in that security or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program. A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio’s securities, especially securities with longer maturities. A decline in interest rates may cause the Portfolio to experience a decline in its income.

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies tend to be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

■

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, and the Portfolio may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities.

■

Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Portfolio, resulting in the Portfolio reinvesting in securities with lower yields, which may cause a decline in its income.

■

Sector Risk. At times, the Portfolio may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Portfolio more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

■

U.S. Government Securities Risk. Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the

Fixed Income Portfolios	Prospectus	47

U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to April 30, 2012, the Portfolio’s investment objective was to provide a high level of current income consistent with preservation of capital. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide current income consistent with preservation of capital.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 1.52% (the second quarter of 2011) and the lowest quarterly return was 0.06% (the first quarter of 2011).

Average Annual Total Returns

as of December 31, 2012	1 Year	Life of Portfolio
Shares of Ivy Funds VIP Limited-Term Bond (began on 08-23-10)	3.37%	2.40%
Barclays 1-5 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on August 31, 2010.)	2.24%	2.20%
Lipper Variable Annuity Short-Intermediate Investment Grade Debt Funds Universe Average (net of fees and expenses) (Index comparison begins on August 31, 2010.)	3.03%	1.98%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Mark Otterstrom, Senior Vice President of WRIMCO, has managed the Portfolio since its inception in August 2010.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

48	Prospectus	Fixed Income Portfolios

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Fixed Income Portfolios	Prospectus	49

Ivy Funds VIP International Core Equity

Objective

To seek to provide capital growth and appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.17%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$119	$372	$644	$1,420

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP International Core Equity seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities principally traded largely in developed European and Asian/Pacific Basin markets. In seeking to enhance potential return, the Portfolio may invest in issuers located or doing business in countries with new or comparatively underdeveloped economies.

Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, primarily uses a disciplined approach while looking for investment opportunities around the world (including countries with new or comparatively undeveloped economies), preferring what it believes to be cash-generating, well-managed and reasonably valued companies that are exposed to global investment themes which WRIMCO believes will yield above-average growth. WRIMCO uses a top-down, macro thematic approach along with a bottom-up stock selection process, and uses a combination of country analysis, industry dynamics, and individual stock selection in comprising the portfolio. Although the Portfolio may invest in securities issued by companies of any size, it typically has more exposure to securities issued by large cap companies.

50	Prospectus	Global/International Portfolios

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities of that type. For example, WRIMCO may sell a security if it believes the security no longer offers significant growth potential, to reduce its emphasis on a global investment theme, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer’s country. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes to be more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

■

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Global/International Portfolios	Prospectus	51

Performance prior to September 22, 2003 reflects the performance of the Advantus International Stock Portfolio (predecessor fund) which was reorganized as the Portfolio on September 22, 2003. The Portfolio would have had substantially similar annual returns and would have differed from the predecessor fund only to the extent that the Portfolio had different expenses. Performance prior to September 22, 2003 has not been restated to reflect the estimated annual operating expenses of the Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek long-term capital growth. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide capital growth and appreciation.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 25.64% (the second quarter of 2009) and the lowest quarterly return was -20.48% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2012	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP International Core Equity	13.33%	-2.51%	9.65%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	17.32%	-3.69%	8.21%
Lipper Variable Annuity International Core Funds Universe Average (net of fees and expenses)	17.56%	-3.50%	7.75%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

John C. Maxwell, Senior Vice President of WRIMCO, has managed the Portfolio since May 2009.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

52	Prospectus	Global/International Portfolios

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Global/International Portfolios	Prospectus	53

Ivy Funds VIP International Growth

Objective

To seek to provide growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.18%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP International Growth seeks to achieve its objective by investing primarily in common stocks of foreign companies that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, believes are competitively well-positioned, gaining market share, have the potential for long-term growth and operate in regions or countries that WRIMCO believes possess attractive growth characteristics. The Portfolio primarily invests in issuers of developed countries, although the Portfolio has the ability to invest in issuers domiciled in or doing business in any country or region around the globe, including emerging markets. While the Portfolio primarily invests in securities issued by large capitalization companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size.

WRIMCO utilizes a research-based investment process that blends top-down global economic analysis with bottom-up stock selection. After identifying promising opportunities around the world, WRIMCO seeks strong companies in industries which it believes are growing faster than their underlying economies. WRIMCO may look at a number of factors in selecting securities for the Portfolio, including: a company’s competitive position and its sustainability; a company’s growth and earnings potential and

54	Prospectus	Global/International Portfolios

valuation; a company’s financials, including cash flow and balance sheet; management of the company; strength of the industry; and applicable economic, market and political conditions of the country in which the company is located and/or in which it is doing business.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security issued by a company if it believes the company has experienced a fundamental breakdown of its sustainable competitive advantage or no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer’s country. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes to be more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also

Global/International Portfolios	Prospectus	55

decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to April 30, 2012, the Portfolio’s investment objective was to provide, as a primary objective, long-term appreciation of capital and, as a secondary objective, to seek current income. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide growth of capital.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 19.56% (the second quarter of 2009) and the lowest quarterly return was -21.32% (the third quarter of 2008).

Average Annual Total Returns

as of December 31, 2012	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP International Growth	18.05%	-1.61%	8.42%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	16.86%	-3.09%	7.77%
Lipper Variable Annuity International Growth Funds Universe Average (net of fees and expenses)	19.45%	-2.49%	8.96%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Chace Brundige, Senior Vice President of WRIMCO, has managed the Portfolio since January 2009.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

56	Prospectus	Global/International Portfolios

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Global/International Portfolios	Prospectus	57

Ivy Funds VIP Asset Strategy

Objective

To seek to provide total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.01%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,236

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Asset Strategy seeks to achieve its objective by allocating its assets primarily among stocks, bonds and short-term instruments of issuers in markets around the globe, as well as investments in derivative instruments, precious metals and investments with exposure to various foreign currencies. The Portfolio may invest its assets in any market that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, believes can offer a high probability of return or, alternatively, can provide a high degree of relative safety in uncertain times. Dependent on its outlook for the U.S. and global economies, WRIMCO identifies growth themes and then focuses its strategy on allocating the Portfolio’s assets among stocks, bonds, cash, precious metals, currency and derivative instruments, including derivatives traded over-the-counter or on exchanges. After determining these allocations, WRIMCO seeks attractive opportunities within each market by focusing generally on issuers in countries, sectors and companies with strong cash flow streams and low balance sheet leverage. The Portfolio may, however, also invest in issuers with higher balance sheet leverage if WRIMCO believes that the Portfolio will be appropriately compensated for the increased risk.

58	Prospectus	Specialty Portfolios

■

“Stocks” include equity securities of all types, although WRIMCO typically emphasizes growth potential in selecting stocks by focusing on what it believes are steady-growth companies that fit WRIMCO’s criteria for sustainable competitive advantage and that WRIMCO believes are positioned to benefit from continued global rebalancing and the globally emerging middle class. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. The Portfolio may invest in securities issued by companies of any size, but primarily focuses on securities issued by large capitalization companies.

■

“Bonds” include all varieties of fixed-income instruments, such as corporate debt securities or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Portfolio’s total assets, of high-yield/high-risk bonds, or junk bonds, which include bonds rated BB+ or below by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by WRIMCO to be of comparable quality.

■	“Short-term instruments” include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.

Within each of these investment types, the Portfolio may invest in U.S. and foreign securities; the Portfolio may invest up to 100% of its total assets in foreign securities, including issuers located in and/or generating revenue from emerging markets. Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies. The Portfolio also may invest in private placements and other restricted securities.

WRIMCO may allocate the Portfolio’s investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively. WRIMCO may exercise a flexible strategy in the selection of securities, and the Portfolio is not required to allocate its investments among stocks and bonds in any fixed proportion, nor is it limited by investment style or by the issuer’s location, size, market capitalization or industry sector. The Portfolio may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions. Subject to diversification limits, the Fund also may invest up to 25% of its total assets in precious metals.

The Portfolio may gain exposure to commodities, including precious metals, derivatives and commodity-linked instruments by investing in a subsidiary organized in the Cayman Islands (the “Subsidiary”). The Subsidiary is wholly owned and controlled by the Portfolio. Should the Portfolio invest in the Subsidiary, it would be expected to provide the Portfolio with exposure to investment returns from commodities, derivatives and commodity-linked instruments within the limits of the federal tax requirements applicable to investment companies, such as the Portfolio. The Subsidiary is subject to the same general investment policies and restrictions as the Portfolio, except that unlike the Portfolio, the Subsidiary is able to invest without limitation in commodities, derivatives and commodity-linked instruments and, to the extent the Subsidiary invests in derivative instruments, may use leveraged investment techniques.

Generally, in determining whether to sell a security, WRIMCO considers many factors, which may include a deterioration in a company’s fundamentals caused by global-specific factors such as geo-political landscape changes, regulatory or currency changes, or increased competition, as well as company-specific factors, such as reduced pricing power, diminished market opportunity, or increased competition. WRIMCO also may sell a security if the price of the security reaches what WRIMCO believes is fair value, to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

WRIMCO may, when consistent with the Portfolio’s investment objective, seek to manage exposure to certain securities, companies, sectors, markets, foreign currencies and/or precious metals and seek to hedge certain event risks on positions held by the Portfolio. In an effort to manage exposure to companies, sectors or equity markets, WRIMCO may utilize various instruments including, but not limited to, the following: futures contracts, both long and short positions on foreign and U.S. equity indices; total return swaps; credit default swaps; and options contracts, both written and purchased, on foreign and U.S. equity indices and/or on individual equity securities. In seeking to manage foreign currency exposure, WRIMCO may utilize forward contracts and option contracts, both written and purchased, either to increase or decrease exposure to a given currency. In seeking to manage the Portfolio’s exposure to precious metals, WRIMCO may utilize futures contracts, both long and short positions as well as options contracts, both written and purchased, on precious metals.

Specialty Portfolios	Prospectus	59

WRIMCO may reduce the Portfolio’s net equity exposure by selling, among other instruments, combined futures and option positions, and may effect short sales of individual securities and/or exchange-traded funds (ETFs) or take long positions in inverse ETFs.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■

Commodities Risk. Commodity trading, including trading in precious metals, is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Portfolio’s investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, the Portfolio may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments. Moreover, under the Federal tax law, the Portfolio may not derive more than 10% of its annual gross income from gains resulting from selling commodities (and other non-qualifying income). Accordingly, the Portfolio may be required to hold its commodities or sell them at a loss, or to sell portfolio securities at a gain, when for investment reasons it would not otherwise do so.

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Derivatives Risk. The use of derivatives presents several risks, including the risk that these instruments may change in value in a manner that adversely affects the Portfolio’s net asset value (NAV) and the risk that fluctuations in the value of the derivatives may not correlate with securities markets or the underlying asset upon which the derivative’s value is based. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of WRIMCO as to certain anticipated price movements is incorrect, the risk of loss may be greater than if the derivative technique(s) had not been used. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Portfolio as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

60	Prospectus	Specialty Portfolios

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Portfolio to experience a decline in its income.

■

Investment Company Securities Risk. Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. Investments in exchange-traded funds (ETFs) and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses, which could result in duplication of certain fees..

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Liquidity Risk. Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Portfolio may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

■

Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken the Portfolio’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

■

Private Placements and Other Restricted Securities Risk. Restricted securities, which include private placements, are securities that are subject to legal or contractual restrictions on resale, and there can be no assurance of a ready market for resale. The Portfolio could find it difficult to sell privately placed securities and other restricted securities when WRIMCO believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid or less than the fair market value. At times, it also may be difficult to determine the fair value of such securities for purposes of computing the NAV of the Portfolio.

■

Subsidiary Investment Risk. By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is not subject to all of the investor protections of the 1940 Act. Thus, the Portfolio, as an investor in the Subsidiary, would not have all of the protections offered to investors in registered investment companies. However, because the Portfolio wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are managed by WRIMCO, it is unlikely that the

Specialty Portfolios	Prospectus	61

Subsidiary would take action contrary to the interests of the Portfolio or the Portfolio’s shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Portfolio and the Subsidiary are organized, respectively, could result in the inability of the Portfolio and/or the Subsidiary to operate as intended and could negatively affect the Portfolio and its shareholders. Although under the federal tax law, the Portfolio may not earn more than 10% of its annual gross income from gains resulting from selling commodities (and other non-qualifying income), the Portfolio has received an opinion of counsel, which is not binding on the Internal Revenue Service (IRS) or the courts, that income the Portfolio receives from the Subsidiary should constitute qualifying income.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of various broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek high total return over the long term. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide total return.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 15.83% (the third quarter of 2005) and the lowest quarterly return was -18.90% (the third quarter of 2011).

Average Annual Total Returns

as of December 31, 2012	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Asset Strategy	19.18%	2.20%	11.73%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.18%
Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes)	0.08%	0.44%	1.69%
Lipper Variable Annuity Global Flexible Portfolio Funds Universe Average (net of fees and expenses)	10.65%	1.63%	8.72%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Managers

Michael L. Avery, Executive Vice President of WRIMCO, has managed the Portfolio since January 1997, and Ryan F. Caldwell, Senior Vice President of WRIMCO, has managed the Portfolio since January 2007.

62	Prospectus	Specialty Portfolios

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Specialty Portfolios	Prospectus	63

Ivy Funds VIP Balanced

Objective

To seek to provide total return through a combination of capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.01%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,236

Portfolio Turnover

The Portfolio bears transaction costs, such as commissions and/or spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Balanced seeks to achieve its objective by investing primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. Regarding its equity investments, the Portfolio invests primarily in medium to large, well-established companies that usually issue dividend-paying securities. The Portfolio owns common stocks in seeking to provide possible appreciation of capital and some dividend income. In general, the Portfolio invests a portion of its total assets in either debt securities or preferred stocks, or both, in seeking to provide income and relative stability of capital. The Portfolio ordinarily invests at least 25% of its total assets in fixed-income securities. The majority of the Portfolio’s debt securities are either U.S. government securities or investment-grade corporate bonds, including bonds rated BBB- or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, to be of comparable quality. The Portfolio has no limitations on the range of maturities of the debt securities in which it may invest, or on the size of companies in which it may invest.

64	Prospectus	Specialty Portfolios

In selecting equity securities for the Portfolio, WRIMCO follows a core investing strategy and seeks companies that it believes possess attractive business economics, are in a strong financial condition and are selling at attractive valuations, both on a relative and an absolute basis. WRIMCO also considers a company’s potential for dividend growth, its growth and profitability opportunities and sustainability, its relative strength in earnings, its management, improving fundamentals and valuation, its balance sheet, its stock price value, and the condition of the respective industry. In selecting debt securities for the Portfolio, WRIMCO generally seeks high-quality securities with minimal credit risk.

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.

Generally, in determining whether to sell an equity security, WRIMCO uses the same analysis as identified above in order to determine if the equity security is still undervalued or has met its anticipated price. In determining whether to sell a debt security, WRIMCO will consider whether the security continues to maintain its minimal credit risk. WRIMCO may also sell a security if the security ceases to produce income, to reduce the Portfolio’s holding in that security, to take advantage of what it believes to be more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Portfolio to experience a decline in its income.

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

Specialty Portfolios	Prospectus	65

■

Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid capitalization companies may be more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns.

■

Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding bonds held by the Portfolio, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of two broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek to provide current income and, as a secondary objective, to seek long-term appreciation of capital. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide total return through a combination of capital appreciation and current income.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 9.59% (the fourth quarter of 2010) and the lowest quarterly return was -10.91% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2012	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Balanced	11.75%	3.88%	7.61%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	4.82%	6.06%	5.25%
Lipper Variable Annuity Mixed-Asset Target Allocation Growth Funds Universe Average (net of fees and expenses)	13.50%	1.93%	6.70%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Cynthia P. Prince-Fox, Senior Vice President of WRIMCO, has managed the Portfolio since July 1994.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

66	Prospectus	Specialty Portfolios

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Specialty Portfolios	Prospectus	67

Ivy Funds VIP Energy

Objective

To seek to provide capital growth and appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	1.25%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$397	$686	$1,511

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Energy seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies within the energy sector, which includes all aspects of the energy industry, such as exploration, discovery, production, distribution or infrastructure of energy and/or alternative energy sources. These companies may include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, transporters, utilities, alternative energy companies and innovative energy technology companies. The Portfolio also may invest in companies that are not within the energy sector that are engaged in the development of products and services to enhance energy efficiency for the users of those products and services. The Portfolio invests in a blend of value and growth companies domiciled throughout the world, including, potentially, companies domiciled or traded in emerging markets. The Portfolio may invest up to 100% of its total assets in foreign securities. The Portfolio typically holds a limited number of stocks (generally 50-65).

After conducting a top-down market analysis of the energy industry and then identifying trends and sectors, Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, uses a research-oriented, bottom-up investment approach when selecting securities for the Portfolio, focusing on company fundamentals and growth prospects.

68	Prospectus	Specialty Portfolios

In general, the Portfolio emphasizes companies that WRIMCO believes are strongly managed and can generate above average, capital growth and appreciation.

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities to determine whether the security has ceased to offer significant growth potential, has become undervalued and/or whether the prospects of the issuer have deteriorated. WRIMCO may also sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes to be more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Concentration Risk. Because the Portfolio invests more than 25% of its total assets in the energy related industry, the Portfolio’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Portfolio’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the relatively limited number of issuers of energy-related securities.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Energy Industry Risk. Investment risks associated with investing in energy securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental safety regulations, demand of energy fuels, energy conservation, the success of exploration projects, and tax and other governmental regulations.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■

Holdings Risk. The Portfolio typically holds a limited number of stocks (generally 50-65). As a result, the appreciation or depreciation of any one security held by the Portfolio will have a greater impact on the Portfolio’s net asset value (NAV) than it would if the Portfolio invested in a larger number of securities.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

Specialty Portfolios	Prospectus	69

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

■

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of WRIMCO, undervalued. The value of a security believed by WRIMCO to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to April 30, 2012, the Portfolio’s investment objective was to provide long-term capital appreciation. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide capital growth and appreciation.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 23.73% (the second quarter of 2008) and the lowest quarterly return was -33.43% (the third quarter of 2008).

Average Annual Total Returns

as of December 31, 2012	1 Year	5 Years	Life of Portfolio
Shares of Ivy Funds VIP Energy (began on 05-01-2006)	1.38%	-3.19%	2.76%
S&P 1500 Energy Sector Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on April 30, 2006.)	4.34%	-0.34%	5.26%
Lipper Variable Annuity Natural Resources Funds Universe Average (net of fees and expenses) (Index comparison begins on April 30, 2006.)	2.61%	-3.24%	1.92%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

70	Prospectus	Specialty Portfolios

Portfolio Manager

David P. Ginther, Senior Vice President of WRIMCO, has managed the Portfolio since May 2006.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Specialty Portfolios	Prospectus	71

Ivy Funds VIP Global Natural Resources

Objective

To seek to provide capital growth and appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	1.36%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$138	$431	$745	$1,635

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 102% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Global Natural Resources seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, “natural resources” generally includes, but is not limited to: energy (such as utilities, producers/developers, refiners, service/drilling), alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells), industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water).

The Portfolio’s investment subadviser, Mackenzie Financial Corporation (Mackenzie), uses an equity style that focuses on both growth and value, as well as utilizing both a top-down (the creation of macro-economic models to prepare an outlook for economic and market conditions) and a bottom-up (fundamental, company by company) approach. Mackenzie targets companies for investment that, in its opinion, have strong management and financial positions, adding balance with established low-cost, low-debt

72	Prospectus	Specialty Portfolios

producers or positions that are based on anticipated commodity price trends. The Portfolio seeks to be diversified internationally, and therefore, Mackenzie invests in foreign companies and U.S. companies that have principal operations in foreign jurisdictions. While Mackenzie seeks to anchor the Portfolio’s assets in the United States, international exposure may exceed 50% of the Portfolio’s total assets. Exposure to companies in any one particular foreign country other than Canada is typically less than 20% of the Portfolio’s total assets. The Portfolio also may have exposure to companies located in, and/or doing business in, emerging markets.

Under normal circumstances, the Portfolio invests at least 65% of its total assets in issuers of at least three countries, which may include the U.S. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.

Generally, in determining to sell a security, Mackenzie considers various factors, including whether the holding has sufficiently exceeded its target price, whether a growth-oriented company has failed to deliver growth, and the effect of commodity price trends on certain holdings. Mackenzie may also sell a security to take advantage of what it believes to be more attractive investment opportunities, to reduce the Fund’s holding in that security, or to raise cash.

The Portfolio may use a range of derivative instruments in seeking to hedge market risk on equity securities, increase exposure to specific sectors or companies, and manage exposure to various foreign currencies and precious metals. In an effort to hedge market risk and increase exposure to equity markets, the Portfolio may utilize futures on equity indices and/or purchase option contracts on individual equity securities and exchange-traded funds (ETFs). In seeking to manage foreign currency exposure, the Portfolio may utilize forward contracts to either increase or decrease exposure to a given currency. In seeking to manage the Portfolio’s exposure to precious metals, the Portfolio may utilize futures contracts, both long and short positions, as well as options contracts, both written and purchased, on precious metals.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■

Commodities Risk. Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Portfolio’s investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, the Portfolio may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments. Moreover, under the Federal tax law, the Portfolio may not earn more than 10% of its annual gross income from gains resulting from selling commodities (and other non-qualifying income). Accordingly, the Portfolio may be required to hold its commodities or to sell them at a loss, or to sell portfolio securities at a gain, when for investment reasons it would not otherwise do so.

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Derivatives Risk. The use of derivatives presents several risks, including the risk that these instruments may change in value in a manner that adversely affects the Portfolio’s net asset value (NAV) and the risk that fluctuations in the value of the derivatives may not correlate with securities markets or the underlying asset upon which the derivative’s value is based. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of Mackenzie as to certain anticipated price movements is incorrect, the risk of loss may be greater than if the derivative technique(s) had not been used. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Portfolio as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

Specialty Portfolios	Prospectus	73

■

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Global Natural Resources Industry Risk. Investment risks associated with investing in global natural resources securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed by natural resource companies in complying with environmental and safety regulations, changes in supply of, or demand for, various natural resources, changes in energy prices, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■

Investment Company Securities Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses, which could result in duplication of certain fees.

■

Liquidity Risk. Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Portfolio may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

■

Management Risk. Portfolio performance is primarily dependent on Mackenzie’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

■

Sector Risk. At times, the Portfolio may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Portfolio more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

74	Prospectus	Specialty Portfolios

■

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of Mackenzie, undervalued. The value of a security believed by Mackenzie to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of two broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek to provide long-term growth and any income realized was incidental. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide capital growth and appreciation.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 31.63% (the second quarter of 2009) and the lowest quarterly return was -41.06% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2012	1 Year	5 Years	Life of Portfolio
Shares of Ivy Funds VIP Global Natural Resources (began on 04-28-2005)	1.89%	-8.91%	4.70%
Morgan Stanley Commodity Related Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on April 30, 2005.)	-0.51%	-0.86%	10.16%
MSCI AC World IMI 55% Energy + 45% Materials Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on April 30, 2005.)	6.30%	-2.24%	8.63%
Lipper Variable Annuity Natural Resources Funds Universe Average (net of fees and expenses) (Index comparison begins on April 30, 2005.)	2.61%	-3.24%	8.44%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO) and sub-advised by Mackenzie Financial Corporation (Mackenzie).

Portfolio Manager

Frederick Sturm, Senior Vice President of Mackenzie, has managed the Fund since April 2005.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

Specialty Portfolios	Prospectus	75

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

76	Prospectus	Specialty Portfolios

Ivy Funds VIP Real Estate Securities

Objective

To seek to provide total return through capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Total Annual Portfolio Operating Expenses	1.34%
Fee Waiver and/or Expense Reimbursement[1]	0.09%
Total Annual Portfolio Operating Expense After Fee Waiver and/or Expense Reimbursement	1.25%

[1]

Through April 30, 2014, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, has contractually agreed to reduce the management fee paid by the Fund by an annual rate of 0.09% of average daily net assets. Prior to that date, the reduction may not be terminated by WRIMCO or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same taking into account the management fee reduction for the period indicated above. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$416	$725	$1,605

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Real Estate Securities seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in the real estate or real estate-related industries. “Real estate” securities include securities of issuers that receive at least 50% of their gross revenue from the construction, ownership, leasing, management, financing or sale of residential, commercial or industrial real estate. “Real estate-related” securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The Portfolio does not directly invest in real estate.

Most of the Portfolio’s real estate securities portfolio consists of securities issued by real estate investment trusts (REITs) and other real estate operating companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation

Specialty Portfolios	Prospectus	77

or trust that invests in real estate, mortgages on real estate or shares issued by other REITs and qualifies for pass-through Federal tax treatment provided it meets certain conditions, including the requirement that it distribute at least 90% of its taxable income. A REOC is a corporation or partnership (or an entity classified as such for Federal tax purposes) that is similar to a REIT, except that a REOC has not elected to be taxed as a REIT and, therefore, does not have a requirement to distribute any of its taxable income. REOCs also are more flexible than REITs in terms of what types of real estate investments they can make. At times, the Portfolio may invest a significant portion of its total assets in a limited number of issuers.

The Portfolio may invest in securities of foreign issuers that are not U.S. dollar-denominated or traded in the U.S., but in no event may such investments, when aggregated with its other investments in foreign securities, exceed more than 25% of its total assets.

The Portfolio’s investment subadviser, Advantus Capital Management, Inc. (Advantus Capital), primarily utilizes a bottom-up fundamental stockpicking approach in selecting securities for investment by the Portfolio, which may include consideration of factors such as an issuer’s financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market condition. The Portfolio then generally invests in those issuers that Advantus Capital believes have potential for long-term sustainable growth in earnings, or those trading at discounts to the underlying value of assets owned. As part of its investment process, Advantus Capital also considers macro-economic and technical factors impacting real estate securities.

Advantus Capital considers various indicators in determining to sell a security, which may include the following: target valuation is reached and operating performance is not sustainable, company fundamentals have deteriorated or do not meet expectations, and economics, financial market or sector of the real estate industry has weakened.

Advantus Capital may also sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes to be more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Concentration Risk. Because the Portfolio invests more than 25% of its total assets in the real estate industry, the Portfolio’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Portfolio’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the relatively limited number of issuers of real estate and real estate related securities.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Holdings Risk. The Portfolio typically holds a limited number of stocks, and the Portfolio’s managers also tend to invest a significant portion of the Portfolio’s total assets in a limited number of stocks. As a result, the appreciation or depreciation of any one security held by the Portfolio will have a greater impact on the Portfolio’s net asset value (NAV) than it would if the Portfolio invested in a larger number of securities or if the Portfolio’s managers invested a greater portion of the Portfolio’s total assets in a larger number of stocks.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Portfolio to experience a decline in its income.

■

Liquidity Risk. Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount

78	Prospectus	Specialty Portfolios

from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Portfolio may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

■

Management Risk. Portfolio performance is primarily dependent on Advantus Capital’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

■

Real Estate Industry Risk. Investment risks associated with investing in real estate securities, in addition to other risks, include rental income fluctuation, depreciation, property tax value changes, differences in real estate market values, overbuilding and extended vacancies, increased competition, operating expenses or zoning laws, costs of environmental clean-up or damages from natural disasters, cash flow fluctuations, and defaults by borrowers.

■

REIT-Related Risk. The value of the Portfolio’s securities of a REIT may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds, loss of REIT Federal tax status or changes in laws and/or rules related to that status, or the REIT’s failure to maintain its exemption from registration under the Investment Company Act of 1940, as amended. In addition, the Portfolio may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.

■

REOC-Related Risk. REOCs are not required to pay any specific level of income as dividends, and there is no minimum restriction on the number of owners or limits on ownership concentration. The value of the Portfolio’s REOC securities may be adversely affected by certain of the same factors that adversely affect REITs. In addition, a corporate REOC does not qualify for the favorable Federal tax treatment that is accorded a REIT. In addition, the Portfolio may experience a decline in its income from REOC securities due to falling interest rates or decreasing dividend payments.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 29.85% (the third quarter of 2009) and the lowest quarterly return was -36.77% (the fourth quarter of 2008).

Specialty Portfolios	Prospectus	79

Average Annual Total Returns

as of December 31, 2012	1 Year	5 Years	Life of Portfolio
Shares of Ivy Funds VIP Real Estate Securities (began on 05-27-2004)	17.72%	4.67%	8.49%
Wilshire US Real Estate Securities Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on May 31, 2004.)	17.57%	5.08%	9.12%
Lipper Variable Annuity Real Estate Funds Universe Average (net of fees and expenses) (Index comparison begins on May 31, 2004.)	17.10%	5.22%	9.18%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO) and sub-advised by Advantus Capital Management, Inc. (Advantus Capital).

Portfolio Managers

Joseph R. Betlej, Vice President and Portfolio Manager of Advantus Capital has managed the Portfolio since May 2004 and Lowell R. Bolken, Vice President and Portfolio Manager with Advantus Capital, has managed the Portfolio since April 2006.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

80	Prospectus	Specialty Portfolios

Ivy Funds VIP Science and Technology

Objective

To seek to provide growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.17%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$119	$372	$644	$1,420

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Science and Technology seeks to achieve its objective by investing primarily in the equity securities of science and technology companies around the globe. Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities of science or technology companies. Such companies may include companies that, in the opinion of Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, derive a competitive advantage by the application of scientific or technological developments or discoveries to grow their business or increase their competitive advantage. Science and technology companies are companies whose products, processes or services, in the opinion of WRIMCO, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Portfolio may also invest in companies that utilize science and/or technology as an agent of change to significantly enhance their business opportunities. The Portfolio may invest in securities issued by companies of any size, and may invest without limitation in foreign securities, including securities of issuers within emerging markets.

WRIMCO typically emphasizes growth potential in selecting stocks; that is, WRIMCO seeks companies in which earnings are likely to grow faster than the economy. WRIMCO aims to identify strong secular trends within industries and then applies a largely

Specialty Portfolios	Prospectus	81

bottom-up stock selection process by considering a number of factors in selecting securities for the Portfolio. These may include but are not limited to a company’s growth potential, earnings potential, quality of management, financial statements, industry position/market size potential and applicable economic and market conditions. The Portfolio typically holds a limited number of stocks (generally 45 to 65).

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to additional foreign markets through investments in these companies.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. WRIMCO may also sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes to be more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Concentration Risk. Because the Portfolio invests more than 25% of its total assets in the science and technology industry, the Portfolio’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Portfolio’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the relatively limited number of issuers of science and technology related securities.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■

Holdings Risk. The Portfolio typically holds a limited number of stocks (generally 45 to 65), and the Portfolio’s manager also tends to invest a significant portion of the Portfolio’s total assets in a limited number of stocks. As a result, the appreciation or depreciation of any one security held by the Portfolio will have a greater impact on the Portfolio’s net asset value (NAV) than it would if the Portfolio invested in a larger number of securities or if the Portfolio’s manager invested a greater portion of the Portfolio’s total assets in a larger number of stocks.

82	Prospectus	Specialty Portfolios

■

Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, return on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

■

Liquidity Risk. Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Portfolio may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

■

Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid capitalization companies may be more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns.

■

Science and Technology Industry Risk. Investment risks associated with investing in science and technology securities, in addition to other risks, include: operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and obsolescence of existing technology.

■

Small Company Risk. Securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be more affected than other types of stocks by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek long-term capital growth. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide growth of capital.

Specialty Portfolios	Prospectus	83

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 20.14% (the first quarter of 2012) and the lowest quarterly return was -18.81% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2012	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Science and Technology	27.83%	5.25%	11.91%
S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)	15.23%	3.54%	9.40%
Lipper Variable Annuity Science & Technology Funds Universe Average (net of fees and expenses)	13.35%	2.08%	8.63%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Zachary H. Shafran, Senior Vice President of WRIMCO, has managed the Portfolio since February 2001.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

84	Prospectus	Specialty Portfolios

Ivy Funds VIP Money Market

Objective

To seek to provide current income consistent with maintaining liquidity and preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.47%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$151	$263	$591

Principal Investment Strategies

Ivy Funds VIP Money Market seeks to achieve its objective by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. High quality indicates that the securities are rated in one of the two highest categories by a nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, to be of comparable quality. The Portfolio seeks, as well, to maintain a net asset value (NAV) of $1.00 per share. The Portfolio maintains a dollar-weighted average maturity of 60 calendar days or less, and the Portfolio invests only in securities with a remaining maturity of not more than 397 calendar days or, for securities rated in the second highest rating category by the requisite NRSROs (or, if unrated, determined by WRIMCO to be of comparable quality to such securities), not more than 45 calendar days.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. These may include the credit quality of the particular issuer or guarantor of the security, along with the liquidity and yield, and as well the industry sector of the issuer of the security.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses when buying securities to determine whether the security no longer offers adequate return or complies with Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7). WRIMCO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Money Market Portfolio	Prospectus	85

Principal Investment Risks

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■

Amortized Cost Risk. In the event that the Board of Trustees (Board) determines that the extent of the deviation between the Portfolio’s amortized cost per share and its market-based NAV per share could result in material dilution or other unfair results to shareholders, the Board will cause the Portfolio to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including but not limited to, suspending redemption of Portfolio shares or liquidating the Portfolio.

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

■

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio’s securities, especially securities with longer maturities. A decline in interest rates may cause the Portfolio to experience a decline in its income.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

■

Money Market Fund Regulatory Risk. As a money market fund, the Portfolio is subject to the specific rules governing money market funds and is subject to regulation by the Securities and Exchange Commission (SEC). Government agencies, including the SEC in particular, continue to evaluate the rules governing money market funds. It is possible that changes to the rules governing money market funds could significantly affect the money market fund industry generally and, therefore, the operation or performance of the Portfolio.

■

Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Portfolio, resulting in the Portfolio reinvesting in securities with lower yields, which may cause a decline in its income.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek maximum current income consistent with stability of principal. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide current income consistent with maintaining liquidity and preservation of capital.

86	Prospectus	Money Market Portfolio

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance, including its most recent 7-day yield.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 1.22% (the fourth quarter of 2006) and the lowest quarterly return was 0.00% (the third and fourth quarters of 2010, the first, second, third and fourth quarters of 2011 and the first, second, third and fourth quarters of 2012). As of December 31, 2012 the 7-day yield was 0.02%. Yields are computed by annualizing the average daily dividend per share during the time period for which the yield is presented.

Average Annual Total Returns

as of December 31, 2012	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Money Market	0.02%	0.66%	1.58%
Lipper Variable Annuity Money Market Funds Universe Average (net of fees and expenses)	-0.03%	0.47%	1.58%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Mira Stevovich, Vice President of WRIMCO, has managed the Portfolio since May 1998.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Money Market Portfolio	Prospectus	87

Ivy Funds VIP Pathfinder Aggressive

Objective

To seek to provide growth of capital consistent with a more aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.08%
Acquired Fund Fees and Expenses[1]	1.03%
Total Annual Portfolio Operating Expenses[2]	1.11%

[1]

Acquired Fund Fees and Expenses sets forth the Portfolio’s pro rata portion of the cumulative expenses charged by the Underlying Funds in which the Portfolio invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio’s assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each Underlying Fund for the Fund’s most recent fiscal year.

[2]

The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

1 Year	3 Years	5 Years	10 Years
$113	$353	$612	$1,352

Portfolio Turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of Underlying Funds that are Portfolios of the Trust (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Pathfinder Aggressive seeks to achieve its objective by allocating its assets among the asset classes below so that approximately 50-60% of the value of the Portfolio’s assets is in the U.S. stocks class, approximately 25-35% of the Portfolio’s assets is in the international stocks class, approximately 0-20% of the Portfolio’s assets is in the bonds class, and approximately 0-25% of

88	Prospectus	Ivy Funds VIP Pathfinder Portfolios

the Portfolio’s assets is in the short-term investments class. Ivy Funds VIP Pathfinder Aggressive implements this allocation by investing primarily in the Underlying Funds shown below. The Portfolio’s currently anticipated allocation ranges for each asset class, as well as the Portfolio’s target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		50-60%
Ivy Funds VIP Dividend Opportunities	0-25%
Ivy Funds VIP Growth	10-20%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		25-35%
Ivy Funds VIP International Core Equity	10-20%
Ivy Funds VIP International Growth	10-20%
Bonds		0-20%
Ivy Funds VIP Bond	0-20%
Ivy Funds VIP High Income	0-10%
Ivy Funds VIP Limited-Term Bond	0-15%
Short-Term Investments		0-25%
Ivy Funds VIP Money Market	0-25%
Total Allocation		100%

These allocations are projections only and may be changed by Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, from time to time. Actual allocations are not limited to the ranges shown, and ranges may vary from those shown above. WRIMCO monitors Ivy Funds VIP Pathfinder Aggressive’s holdings and cash flow and will periodically adjust the Portfolio’s asset allocation to realign it with the Portfolio’s risk profile and investment strategies. WRIMCO evaluates Ivy Funds VIP Pathfinder Aggressive’s asset allocation on an ongoing basis in view of its risk profile and strategies. This means that allocation changes will be made as needed in the view of WRIMCO. WRIMCO applies a long-term investment horizon with respect to Ivy Funds VIP Pathfinder Aggressive; therefore, allocation changes may not be made in response to short-term market conditions. The Portfolio does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.

By owning shares of the Underlying Funds, the Portfolio indirectly holds a well-diversified mixture of both growth-oriented and value-oriented U.S. and international stocks and, to a lesser extent, a mixture of investment grade and non-investment grade corporate bonds and U.S. government securities, and money market instruments. Although the majority of the Portfolio’s indirect stock holdings are of U.S. and foreign large cap companies, the Portfolio may have potentially significant exposure to mid cap companies and small cap companies. Large cap companies typically are companies with market capitalizations of at least $10 billion. Mid cap companies typically are companies with market capitalizations that range between $1 billion and $10 billion. Small cap companies typically are companies with market capitalizations below $3.5 billion.

Ivy Funds VIP Pathfinder Aggressive is intended for aggressive investors comfortable with incurring the risk associated with growth investing and investing in a high percentage of stocks, including foreign stocks, investors with long-term time horizons or investors who want to maximize long-term returns and who have a higher tolerance for possible short-term losses.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

Ivy Funds VIP Pathfinder Portfolios	Prospectus	89

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■

Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the Underlying Funds and the ability of those funds to meet their respective investment objectives. The Portfolio’s share price will likely change daily based on the performance of the Underlying Funds in which it invests. In general, the Portfolio is subject to the same risks as those of the Underlying Funds it holds. Because the Portfolio is weighted towards Underlying Funds that invest in stocks, both U.S. and foreign, including mid cap and small cap stocks, the Portfolio is more subject to the risks associated with those investments.

■

Equity Funds Risk. The Portfolio invests in equity funds, for which a principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested may underperform other asset classes, other market segments or the overall stock market.

The values of certain types of stocks, such as stocks of small cap companies and foreign companies, may fluctuate more widely than others. The prices of small cap company stocks may be based, in part, on future expectations rather than current achievements.

■

Bond Funds Risk. The principal risks that may be encountered by the Portfolio’s investments in bond funds are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date, during periods of falling interest rates (reinvestment risk).

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. As well, the value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Investment Company Securities Risk. Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses, which could result in duplication of certain fees.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds. Furthermore, WRIMCO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

■

Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. WRIMCO has the authority to select and replace Underlying Funds. WRIMCO is subject to a potential conflict of interest in doing so because WRIMCO serves as the investment manager to the Underlying Funds and the advisory fees paid by some of the Underlying Funds are higher than fees paid by other Underlying Funds. It is important to note, however, that WRIMCO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

90	Prospectus	Ivy Funds VIP Pathfinder Portfolios

Additional information about the risks of the Underlying Funds is provided in the Portfolio’s prospectus in their respective sections and in the section entitled “Additional Information about Principal Investment Strategies, Other Investments and Risks.”

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of various broad-based securities market indices. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.
Prior to April 30, 2012, the Portfolio’s investment objective was to seek maximum growth of capital consistent with a more aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide growth of capital consistent with a more aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 12.72% (the second quarter of 2009) and the lowest quarterly return was -15.01% (the third quarter of 2011).

Average Annual Total Returns

as of December 31, 2012	1 Year	Life of Portfolio
Shares of Ivy Funds VIP Pathfinder Aggressive (began 03-04-2008)	12.18%	3.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	16.00%	3.74%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	4.22%	5.76%
Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	0.08%	0.35%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Michael L. Avery, Executive Vice President of WRIMCO, has managed the Portfolio since March 2008.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

Ivy Funds VIP Pathfinder Portfolios	Prospectus	91

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Policies). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

92	Prospectus	Ivy Funds VIP Pathfinder Portfolios

Ivy Funds VIP Pathfinder Moderately Aggressive

Objective

To seek to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.04%
Acquired Fund Fees and Expenses[1]	0.98%
Total Annual Portfolio Operating Expenses[2]	1.02%

[1]

Acquired Fund Fees and Expenses sets forth the Portfolio’s pro rata portion of the cumulative expenses charged by the Underlying Funds in which the Portfolio invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio’s assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each Underlying Fund for the Fund’s most recent fiscal year.

[2]

The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

1 Year	3 Years	5 Years	10 Years
$104	$325	$563	$1,248

Portfolio Turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of Underlying Funds that are Portfolios of the Trust (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Pathfinder Moderately Aggressive seeks to achieve its objective by allocating its assets among the asset classes below so that approximately 45-55% of the value of the Portfolio’s assets is in the U.S. stocks class, approximately 20-30% of the Portfolio’s assets is in the international stocks class, approximately 0-25% of the Portfolio’s assets is in the bonds class, and

Ivy Funds VIP Pathfinder Portfolios	Prospectus	93

approximately 5-35% of the Portfolio’s assets is in the short-term investments class to reduce volatility. Ivy Funds VIP Pathfinder Moderately Aggressive implements this allocation by investing primarily in the Underlying Funds shown below. The Portfolio’s currently anticipated allocation ranges for each asset class, as well as the Portfolio’s target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		45-55%
Ivy Funds VIP Dividend Opportunities	15-25%
Ivy Funds VIP Growth	10-20%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		20-30%
Ivy Funds VIP International Core Equity	10-20%
Ivy Funds VIP International Growth	10-20%
Bonds		0-25%
Ivy Funds VIP Bond	0-25%
Ivy Funds VIP High Income	0-10%
Ivy Funds VIP Limited-Term Bond	0-15%
Short-Term Investments		5-35%
Ivy Funds VIP Money Market	5-35%
Total Allocation		100%

These allocations are projections only and may be changed by Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, from time to time. Actual allocations are not limited to the ranges shown, and ranges may vary from those shown above. WRIMCO monitors Ivy Funds VIP Pathfinder Moderately Aggressive’s holdings and cash flow and will periodically adjust the Portfolio’s asset allocation to realign it with the Portfolio’s risk profile and investment strategies. WRIMCO evaluates Ivy Funds VIP Pathfinder Moderately Aggressive’s asset allocation on an ongoing basis in view of its risk profile and strategies. This means that allocation changes will be made as needed in the view of WRIMCO. WRIMCO applies a long-term investment horizon with respect to Ivy Funds VIP Pathfinder Moderately Aggressive; therefore, allocation changes may not be made in response to short-term market conditions. The Portfolio does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.

By owning shares of the Underlying Funds, the Portfolio indirectly holds a well-diversified mixture of both growth-oriented and value-oriented U.S. and foreign stocks and, to a lesser extent, a mixture of investment grade and non-investment grade corporate bonds and U.S. government securities and money market instruments. Although the majority of the Portfolio’s indirect stock holdings are of U.S. and foreign large cap companies, the Portfolio is likely to have some exposure to mid cap and small cap companies.

Ivy Funds VIP Pathfinder Moderately Aggressive is intended for investors who want to maximize returns over the long term but who have a tolerance for possible short-term losses or who are looking for some additional diversification.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■

Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the Underlying Funds and the ability of those funds to meet their respective investment objectives. The Portfolio’s share price will likely change daily based on the performance of the Underlying Funds in which it invests. In general, the Portfolio is subject to the same risks as those of the Underlying Funds it holds. Because the Portfolio is weighted towards

94	Prospectus	Ivy Funds VIP Pathfinder Portfolios

Underlying Funds that invest in stocks, both U.S. and foreign, including mid cap and small cap stocks, as well as bonds, the Portfolio is more subject to the risks associated with those investments.

■

Equity Funds Risk. The Portfolio invests in equity funds, for which a principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested may underperform other asset classes, other market segments or the overall stock market.

The values of certain types of stocks, such as stocks of small cap companies and foreign companies, may fluctuate more widely than others. The prices of small cap company stocks may be based, in part, on future expectations rather than current achievements.

■

Bond Funds Risk. The principal risks that may be encountered by the Portfolio’s investments in bond funds are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date, during periods of falling interest rates (reinvestment risk).

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. As well, the value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Investment Company Securities Risk. Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses, which could result in duplication of certain fees.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds. Furthermore, WRIMCO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

■

Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. WRIMCO has the authority to select and replace Underlying Funds. WRIMCO is subject to a potential conflict of interest in doing so because WRIMCO serves as the investment manager to the Underlying Funds and the advisory fees paid by some of the Underlying Funds are higher than fees paid by other Underlying Funds. It is important to note, however, that WRIMCO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Additional information about the risks of the Underlying Funds is provided in the Portfolio’s prospectus in their respective sections and in the section entitled “Additional Information about Principal Investment Strategies, Other Investments and Risks.”

Ivy Funds VIP Pathfinder Portfolios	Prospectus	95

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of various broad-based securities market indices. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 11.31% (the second quarter of 2009) and the lowest quarterly return was -13.12% (the third quarter of 2011).

Average Annual Total Returns

as of December 31, 2012	1 Year	Life of Portfolio
Shares of Ivy Funds VIP Pathfinder Moderately Aggressive (began 03-04-2008)	10.82%	3.70%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	16.00%	3.74%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	4.22%	5.76%
Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	0.08%	0.35%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Michael L. Avery, Executive Vice President of WRIMCO, has managed the Portfolio since March 2008.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Policies). See the prospectus for your Policy for further tax information.

96	Prospectus	Ivy Funds VIP Pathfinder Portfolios

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP Pathfinder Portfolios	Prospectus	97

Ivy Funds VIP Pathfinder Moderate

Objective

To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.04%
Acquired Fund Fees and Expenses[1]	0.91%
Total Annual Portfolio Operating Expenses[2]	0.95%

[1]

Acquired Fund Fees and Expenses sets forth the Portfolio’s pro rata portion of the cumulative expenses charged by the Underlying Funds in which the Portfolio invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio’s assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each Underlying Fund for the Fund’s most recent fiscal year.

[2]

The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166

Portfolio Turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of Underlying Funds that are Portfolios of the Trust (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Pathfinder Moderate seeks to achieve its objective by allocating its assets among the asset classes below so that approximately 40-50% of the value of the Portfolio’s assets is in the U.S. stocks class, approximately 15-25% of the Portfolio’s assets is in the international stocks class, approximately 0-35% of the Portfolio’s assets is in the bonds class, and approximately 10-45% of the Portfolio’s assets is in the short-term investments class to add income and reduce volatility. Ivy Funds VIP Pathfinder Moderate

98	Prospectus	Ivy Funds VIP Pathfinder Portfolios

implements this allocation by investing primarily in the Underlying Funds shown below. Ivy Funds VIP Pathfinder Moderate’s currently anticipated allocation ranges for each asset class, as well as the Portfolio’s target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		40-50%
Ivy Funds VIP Dividend Opportunities	15-25%
Ivy Funds VIP Growth	10-20%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		15-25%
Ivy Funds VIP International Core Equity	5-15%
Ivy Funds VIP International Growth	5-15%
Bonds		0-35%
Ivy Funds VIP Bond	0-35%
Ivy Funds VIP High Income	0-10%
Ivy Funds VIP Limited-Term Bond	0-15%
Short-Term Investments		10-45%
Ivy Funds VIP Money Market	10-45%
Total Allocation		100%

These allocations are projections only and may be changed by Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, from time to time. Actual allocations are not limited to the ranges shown and ranges may vary from those shown above. WRIMCO monitors Ivy Funds VIP Pathfinder Moderate’s holdings and cash flow and will periodically adjust the Portfolio’s asset allocation to realign it with the Portfolio’s risk profile and investment strategies. WRIMCO evaluates Ivy Funds VIP Pathfinder Moderate’s asset allocation on an ongoing basis in view of its risk profile and strategies. This means that allocation changes will be made as needed in the view of WRIMCO. WRIMCO applies a long-term investment horizon with respect to Ivy Funds VIP Pathfinder Moderate; therefore, allocation changes may not be made in response to short-term market conditions. The Portfolio does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.

By owning shares of the Underlying Funds, the Portfolio indirectly holds a well-diversified mixture of both growth-oriented and value-oriented, primarily large cap, U.S. and, to a lesser extent, international stocks, as well as a mixture of investment grade and non-investment grade corporate bonds, U.S. government securities and money market instruments.

Ivy Funds VIP Pathfinder Moderate is intended for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both growth and income, who have a longer time horizon, or who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■

Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the Underlying Funds and the ability of those funds to meet their respective investment objectives. The Portfolio’s share price will likely change daily based on the performance of the Underlying Funds in which it invests. In general, the Portfolio is subject to the same risks as those of the Underlying Funds it holds. Because the Portfolio is weighted towards Underlying Funds that invest in stocks, both U.S. and foreign, including mid cap and small cap stocks, as well as bonds and short-term instruments, the Portfolio is more subject to the risks associated with those investments.

Ivy Funds VIP Pathfinder Portfolios	Prospectus	99

■

Equity Funds Risk. The Portfolio invests in equity funds, for which a principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested may underperform other asset classes, other market segments or the overall stock market.

The values of certain types of stocks, such as stocks of small cap companies and foreign companies, may fluctuate more widely than others. The prices of small cap company stocks may be based, in part, on future expectations rather than current achievements.

■

Bond Funds Risk. The principal risks that may be encountered by the Portfolio’s investments in bond funds are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date, during periods of falling interest rates (reinvestment risk).

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. As well, the value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Investment Company Securities Risk. Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses, which could result in duplication of certain fees.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds. Furthermore, WRIMCO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

■

Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. WRIMCO has the authority to select and replace Underlying Funds. WRIMCO is subject to a potential conflict of interest in doing so because WRIMCO serves as the investment manager to the Underlying Funds and the advisory fees paid by some of the Underlying Funds are higher than fees paid by other Underlying Funds. It is important to note, however, that WRIMCO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Additional information about the risks of the Underlying Funds is provided in the Portfolio’s prospectus in their respective sections and in the section entitled “Additional Information about Principal Investment Strategies, Other Investments and Risks.”

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of various broad-based securities market indices. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

100	Prospectus	Ivy Funds VIP Pathfinder Portfolios

Prior to April 30, 2012, the Portfolio’s investment objective was to seek a high level of total return consistent with a moderate level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide total return consistent with a moderate level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 9.62% (the third quarter of 2009) and the lowest quarterly return was -10.70% (the third quarter of 2011).

Average Annual Total Returns

as of December 31, 2012	1 Year	Life of Portfolio
Shares of Ivy Funds VIP Pathfinder Moderate (began 03-04-2008)	9.53%	3.22%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	16.00%	3.74%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	4.22%	5.76%
Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	0.08%	0.35%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Michael L. Avery, Executive Vice President of WRIMCO, has managed the Portfolio since March 2008.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Policies). See the prospectus for your Policy for further tax information.

Ivy Funds VIP Pathfinder Portfolios	Prospectus	101

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

102	Prospectus	Ivy Funds VIP Pathfinder Portfolios

Ivy Funds VIP Pathfinder Moderately Conservative

Objective

To seek to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Acquired Fund Fees and Expenses[1]	0.85%
Total Annual Portfolio Operating Expenses[2]	0.90%

[1]

Acquired Fund Fees and Expenses sets forth the Portfolio’s pro rata portion of the cumulative expenses charged by the Underlying Funds in which the Portfolio invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio’s assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each Underlying Fund for the Fund’s most recent fiscal year.

[2]

The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

1 Year	3 Years	5 Years	10 Years
$92	$287	$498	$1,108

Portfolio Turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of Underlying Funds that are Portfolios of the Trust (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Pathfinder Moderately Conservative seeks to achieve its objective by allocating its assets among the asset classes below so that approximately 0-35% of the value of the Portfolio’s assets is in the bonds class, approximately 35-45% of the Portfolio’s assets is in the U.S. stocks class, approximately 15-55% of the Portfolio’s assets is in the short-term investments class, and approximately 10-20% of the Portfolio’s assets is in the international stocks class. The Portfolio’s allocation is principally weighted

Ivy Funds VIP Pathfinder Portfolios	Prospectus	103

towards bond investments and short-term investments while including stock investments for long-term growth. Ivy Funds VIP Pathfinder Moderately Conservative implements this allocation by investing primarily in the Underlying Funds shown below. Ivy Funds VIP Pathfinder Moderately Conservative’s currently anticipated allocation ranges for each asset class, as well as the Portfolio’s target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		35-45%
Ivy Funds VIP Dividend Opportunities	10-20%
Ivy Funds VIP Growth	5-15%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		10-20%
Ivy Funds VIP International Core Equity	5-15%
Ivy Funds VIP International Growth	5-15%
Bonds		0-35%
Ivy Funds VIP Bond	0-35%
Ivy Funds VIP High Income	0-5%
Ivy Funds VIP Limited-Term Bond	0-10%
Short-Term Investments		15-55%
Ivy Funds VIP Money Market	15-55%
Total Allocation		100%

These allocations are projections only and may be changed by Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, from time to time. Actual allocations are not limited to the ranges shown and ranges may vary from those shown above. WRIMCO monitors Ivy Funds VIP Pathfinder Moderately Conservative’s holdings and cash flow and will periodically adjust the Portfolio’s asset allocation to realign it with the Portfolio’s risk profile and investment strategies. WRIMCO evaluates Ivy Funds VIP Pathfinder Moderately Conservative’s asset allocation on an ongoing basis in view of its risk profile and strategies. This means that allocation changes will be made as needed in the view of WRIMCO. WRIMCO applies a long-term investment horizon with respect to Ivy Funds VIP Pathfinder Moderately Conservative; therefore, allocation changes may not be made in response to short-term market conditions. The Portfolio does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.

By owning shares of the Underlying Funds, the Portfolio indirectly holds a diversified mixture of stocks of U.S. and, to a lesser extent, foreign companies that typically are large cap; the Portfolio also indirectly holds a mixture of investment grade corporate bonds, U.S. government securities and, to a lesser extent, a mixture of non-investment grade corporate bonds and money market instruments.

Ivy Funds VIP Pathfinder Moderately Conservative is intended for investors who have a lower tolerance for risk and whose primary goal is income, who have a shorter time horizon or who are willing to accept some amount of market volatility in exchange for greater potential income and growth.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■

Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the Underlying Funds and the ability of those funds to meet their respective investment objectives. The Portfolio’s share price will likely change daily based on the performance of the Underlying Funds in which it invests. In general, the

104	Prospectus	Ivy Funds VIP Pathfinder Portfolios

Portfolio is subject to the same risks as those of the Underlying Funds it holds. Because the Portfolio is weighted towards Underlying Funds that invest in stocks, both U.S. and foreign, including mid cap and small cap stocks, as well as bonds and short-term instruments, the Portfolio is more subject to the risks associated with those investments.

■

Equity Funds Risk. The Portfolio invests in equity funds, for which a principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested may underperform other asset classes, other market segments or the overall stock market.

The values of certain types of stocks, such as stocks of small cap companies and foreign companies, may fluctuate more widely than others. The prices of small cap company stocks may be based, in part, on future expectations rather than current achievements.

■

Bond Funds Risk. The principal risks that may be encountered by the Portfolio’s investments in bond funds are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date, during periods of falling interest rates (reinvestment risk).

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. As well, the value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Investment Company Securities Risk. Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses, which could result in duplication of certain fees.

■

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds. Furthermore, WRIMCO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

■

Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. WRIMCO has the authority to select and replace Underlying Funds. WRIMCO is subject to a potential conflict of interest in doing so because WRIMCO serves as the investment manager to the Underlying Funds and the advisory fees paid by some of the Underlying Funds are higher than fees paid by other Underlying Funds. It is important to note, however, that WRIMCO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Additional information about the risks of the Underlying Funds is provided in the Portfolio’s prospectus in their respective sections and in the section entitled “Additional Information about Principal Investment Strategies, Other Investments and Risks.”

Ivy Funds VIP Pathfinder Portfolios	Prospectus	105

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of various broad-based securities market indices. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek a high level of total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 8.25% (the third quarter of 2009) and the lowest quarterly return was -8.47% (the third quarter of 2011).

Average Annual Total Returns

as of December 31, 2012	1 Year	Life of Portfolio
Shares of Ivy Funds VIP Pathfinder Moderately Conservative (began 03-12-2008)	8.41%	3.75%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	16.00%	3.74%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	4.22%	5.76%
Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	0.08%	0.35%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Michael L. Avery, Executive Vice President of WRIMCO, has managed the Portfolio since March 2008.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

106	Prospectus	Ivy Funds VIP Pathfinder Portfolios

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Policies). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP Pathfinder Portfolios	Prospectus	107

Ivy Funds VIP Pathfinder Conservative

Objective

To seek to provide total return consistent with a conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.07%
Acquired Fund Fees and Expenses[1]	0.79%
Total Annual Portfolio Operating Expenses[2]	0.86%

[1]

Acquired Fund Fees and Expenses sets forth the Portfolio’s pro rata portion of the cumulative expenses charged by the Underlying Funds in which the Portfolio invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio’s assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each Underlying Fund for the Fund’s most recent fiscal year.

[2]

The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

1 Year	3 Years	5 Years	10 Years
$88	$274	$477	$1,061

Portfolio Turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of Underlying Funds that are Portfolios of the Trust (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Pathfinder Conservative seeks to achieve its objective by allocating its assets among the asset classes below so that approximately 20-65% of the value of the Portfolio’s assets is in the short-term investments class, approximately 0-40% of the Portfolio’s assets is in the bonds class, approximately 30-40% of the Portfolio’s assets is in the U.S. stocks class (with stocks of

108	Prospectus	Ivy Funds VIP Pathfinder Portfolios

various capitalization levels, but primarily large cap stocks), and approximately 5-15% of the Portfolio’s assets is in the international stocks class. The Portfolio’s allocation primarily focuses on bonds and short-term investments while including stock investments for long-term growth. Ivy Funds VIP Pathfinder Conservative implements this allocation by investing primarily in the Underlying Funds shown below. Ivy Funds VIP Pathfinder Conservative’s currently anticipated allocation ranges for each asset class, as well as the Portfolio’s target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		30-40%
Ivy Funds VIP Dividend Opportunities	10-20%
Ivy Funds VIP Growth	5-15%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		5-15%
Ivy Funds VIP International Core Equity	0-10%
Ivy Funds VIP International Growth	0-10%
Bonds		0-40%
Ivy Funds VIP Bond	0-40%
Ivy Funds VIP High Income	0-5%
Ivy Funds VIP Limited-Term Bond	0-10%
Short-Term Investments		20-65%
Ivy Funds VIP Money Market	20-65%
Total Allocation		100%

These allocations are projections only and may be changed by Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, from time to time. Actual allocations are not limited to the ranges shown and ranges may vary from those shown above. WRIMCO monitors Ivy Funds VIP Pathfinder Conservative’s holdings and cash flow and will periodically adjust the Portfolio’s asset allocation to realign it with the Portfolio’s risk profile and investment strategies. WRIMCO evaluates Ivy Funds VIP Pathfinder Conservative’s asset allocation on an ongoing basis in view of its risk profile and strategies. This means that allocation changes will be made as needed in the view of WRIMCO. WRIMCO applies a long-term investment horizon with respect to Ivy Funds VIP Pathfinder Conservative; therefore, allocation changes may not be made in response to short-term market conditions. The Portfolio does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.

By owning shares of the Underlying Funds, the Portfolio indirectly holds a diversified mixture of money market instruments, investment-grade corporate bonds, U.S. government securities, and, to a lesser extent, stocks of primarily large cap companies.

Ivy Funds VIP Pathfinder Conservative is intended for investors who have a low tolerance for risk and whose primary goal is income, or who have a short time horizon.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

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Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the Underlying Funds and the ability of those funds to meet their respective investment objectives. The Portfolio’s share price will likely change daily based on the performance of the Underlying Funds in which it invests. In general, the Portfolio is subject to the same risks as those of the Underlying Funds it holds. Because the Portfolio is weighted towards Underlying Funds that invest in stocks, both U.S. and foreign, including mid cap and small cap stocks, as well as bonds and short-term instruments, the Portfolio is more subject to the risks associated with those investments.

Ivy Funds VIP Pathfinder Portfolios	Prospectus	109

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Equity Funds Risk. The Portfolio invests in equity funds, for which a principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested may underperform other asset classes, other market segments or the overall stock market.

The values of certain types of stocks, such as stocks of small cap companies and foreign companies, may fluctuate more widely than others. The prices of small cap company stocks may be based, in part, on future expectations rather than current achievements.
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Bond Funds Risk. The principal risks that may be encountered by the Portfolio’s investments in bond funds are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date, during periods of falling interest rates (reinvestment risk).

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Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. As well, the value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

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Investment Company Securities Risk. Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses, which could result in duplication of certain fees.

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Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds. Furthermore, WRIMCO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

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Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

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Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. WRIMCO has the authority to select and replace Underlying Funds. WRIMCO is subject to a potential conflict of interest in doing so because WRIMCO serves as the investment manager to the Underlying Funds and the advisory fees paid by some of the Underlying Funds are higher than fees paid by other Underlying Funds. It is important to note, however, that WRIMCO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Additional information about the risks of the Underlying Funds is provided in the Portfolio’s prospectus in their respective sections and in the section entitled “Additional Information about Principal Investment Strategies, Other Investments and Risks.”

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of various broad-based securities market indices. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

110	Prospectus	Ivy Funds VIP Pathfinder Portfolios

Prior to April 30, 2012, the Portfolio’s investment objective was to seek a high level of total return consistent with a conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide total return consistent with a conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 6.75% (the third quarter of 2009) and the lowest quarterly return was -6.56% (the third quarter of 2011).

Average Annual Total Returns

as of December 31, 2012	1 Year	Life of Portfolio
Shares of Ivy Funds VIP Pathfinder Conservative (began 03-13-2008)	6.95%	3.61%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	16.00%	3.74%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	4.22%	5.76%
Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	0.08%	0.35%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Michael L. Avery, Executive Vice President of WRIMCO, has managed the Portfolio since March 2008.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Policies). See the prospectus for your Policy for further tax information.

Ivy Funds VIP Pathfinder Portfolios	Prospectus	111

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

112	Prospectus	Ivy Funds VIP Pathfinder Portfolios

More about the Portfolios

Additional Information about Principal Investment Strategies, Other Investments and Risks

Ivy Funds VIP Core Equity: The Portfolio seeks to achieve its objective to provide capital growth and appreciation by investing, during normal circumstances, in common stocks of large cap, U.S. and foreign companies that WRIMCO believes are high-quality, globally dominant, have sustainable competitive advantages accompanied by financial strength and earnings stability, and have dominant positions in their industries. There is no guarantee, however, that the Portfolio will achieve its objective.

WRIMCO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its securities-selection process. It attempts to select securities that it believes have growth possibilities by looking at many factors that may include a company’s: projected long-term earnings power compared to market expectations over a multi-year horizon, competitive position in the global economy, history of improving sales and profits, management strength, established brand, leadership position in its industry, stock price value, potential earnings catalyst, dividend payment history, and prospects for capital return in the form of dividends and stock buybacks.

Through its bottom-up stock selection, WRIMCO searches for companies for which it believes market expectations are too low with regard to the company’s ability to grow its business. In selecting securities for the Portfolio, WRIMCO may consider whether a company has new products to introduce, has undergone cost restructuring or a management change, or has improved its execution, among other factors. WRIMCO may also consider various thematic factors, including major macro-economic and political forces, cyclical inflections, changes in consumer behavior and technology shifts.

The Portfolio also may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. large cap growth companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.

The Portfolio may invest in derivative instruments in seeking to hedge its current holdings, including the use of futures or options contracts on broad U.S. equity indices.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in U.S. government securities, investment-grade debt securities and cash and cash equivalents such as commercial paper, short-term notes and other money market instruments. However, by taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP Core Equity is subject to various risks, including the following:

■ Company Risk ■ Foreign Exposure Risk ■ Growth Stock Risk ■ Holdings Risk	■ Large Company Risk ■ Management Risk ■ Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Core Equity may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Securities Risk ■ Interest Rate Risk	■ Mid Size Company Risk ■ Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Dividend Opportunities: The Portfolio seeks to achieve its objective to provide total return by investing primarily in dividend-paying common stocks that WRIMCO believes also demonstrate favorable prospects for total return. There is no guarantee, however, that the Portfolio will achieve its objective.

Prospectus	113

WRIMCO attempts to select securities by considering a company’s ability to sustain, and potentially increase, its dividend payments, thereby returning value to its shareholders. WRIMCO also seeks companies that it believes possess strong balance sheets and a strong dividend payout ratio, sustainable business models and earnings power, and high free cash flow yields.

The Portfolio’s emphasis on a steady return through investments in dividend-paying securities may temper its ability to achieve considerable appreciation in value of its holdings.

Although the Portfolio invests primarily in U.S. securities, it may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.

While the Portfolio invests primarily in dividend-paying equity securities, it may also invest up to 20% of its net assets in debt securities in seeking to achieve its objective. To the extent the Portfolio invests in debt securities, the Portfolio intends to primarily invest in investment-grade debt securities, that is, bonds rated BBB- or higher by S&P or comparably rated by another NRSRO or, if unrated, determined by WRIMCO to be of comparable quality.

The Portfolio may invest in publicly traded partnerships (often referred to as master limited partnerships (MLPs)). An MLP is an investment that combines the tax benefits of a partnership with the liquidity of publicly traded securities. The MLPs in which the Portfolio may invest are primarily engaged in investing in oil and gas-related businesses, including energy processing and distribution. Investments in securities of an MLP involve risks that differ from investments in common stocks, including, among others, risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks, and others. The Portfolio’s investments in MLPs will be limited by tax considerations. The Portfolio also may invest in securities issued by REITs.

At times, when WRIMCO believes that a temporary defensive position is desirable or to achieve income, the Portfolio may invest up to all of its assets in debt securities including short-term cash equivalent securities. By taking a temporary defensive position, however, the Portfolio may not achieve its objective.

Principal Risks. An investment in Ivy Funds VIP Dividend Opportunities is subject to various risks, including the following:

■ Company Risk ■ Foreign Exposure Risk ■ Growth Stock Risk ■ Holdings Risk	■ Large Company Risk ■ Management Risk ■ Market Risk ■ Sector Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Dividend Opportunities may be subject to other, non-principal risks, including the following:

■ Credit Risk ■ Foreign Securities Risk ■ Interest Rate Risk ■ Mid Size Company Risk	■ MLP Risk ■ REIT-Related Risk ■ Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Growth: The Portfolio seeks to achieve its objective to provide growth of capital by investing primarily in a diversified portfolio of common stocks issued by what WRIMCO believes are high-quality, growth-oriented large cap or mid cap U.S. and, to a lesser extent, foreign companies with appreciation possibilities. The Portfolio seeks to generate solid returns while striving to protect against downside risks. There is no guarantee, however, that the Portfolio will achieve its objective.

In selecting securities for the Portfolio, WRIMCO looks for companies which serve large markets with a demonstrated ability to sustain unit growth and high profitability, often driven by brand loyalty, proprietary technology, cost structure, scale, or distribution advantages. WRIMCO’s process for selecting stocks is based primarily on fundamental research but does utilize quantitative analysis during the screening process. From a quantitative standpoint, WRIMCO concentrates on profitability, capital intensity, cash flow and capital allocation measures, as well as earnings growth rates and valuations. WRIMCO’s fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important

114	Prospectus

characteristic which typically enables a company to generate superior levels of profitability and growth for an extended period of time. Additional focus is given to those companies that appear well positioned to benefit from secular trends embedded in the marketplace (e.g., demographics, deregulation, capital spending trends, etc.).

The Portfolio invests primarily in common stocks but may also own, to a lesser extent, preferred stocks, convertible securities and debt securities, typically of investment grade and of any maturity. As well, the Portfolio may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.

At times, as a temporary defensive measure, the Portfolio may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Portfolio may also use options and futures contracts for temporary defensive purposes. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP Growth is subject to various risks, including the following:

■ Company Risk ■ Foreign Exposure Risk ■ Growth Stock Risk ■ Holdings Risk	■ Large Company Risk ■ Management Risk ■ Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Growth may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Securities Risk	■ Mid Size Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Micro Cap Growth: The Portfolio seeks to achieve its objective to provide growth of capital by investing in various types of equity securities of primarily U.S. and foreign micro cap companies. Micro cap companies typically are companies with float-adjusted market capitalizations below $1 billion at the time of acquisition. Equity securities of a company whose capitalization exceeds the micro cap range after purchase will not be sold solely because of its increased capitalization. The Portfolio’s investment in equity securities may include common stocks that are offered in IPOs. The Portfolio may occasionally invest in equity securities of larger companies. There is no guarantee, however, that the Portfolio will achieve its objective.

In selecting equity securities for the Portfolio, WSA primarily looks for companies exhibiting extraordinary earnings growth, earnings surprise potential, fundamental strength and management vision. In selecting securities with earnings growth potential, WSA may consider such factors as a company’s competitive market position, quality of management, growth strategy, industry trends, internal operating trends (such as profit margins, cash flows and earnings and revenue growth), overall financial condition, and ability to sustain or improve its current rate of growth. In seeking to achieve its investment objective, the Portfolio may also invest in equity securities of companies that WSA believes are temporarily undervalued or show promise of improved results due to new management, products, markets or other factors.

The Portfolio may invest up to 25% of its total assets in foreign securities. Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio may have an indirect exposure to foreign markets through investments in these companies.

In addition to common stocks, the Portfolio may invest, to a lesser extent, in preferred stocks and securities convertible into equity securities.

For temporary defensive purposes, the Portfolio may invest up to all of its assets in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Prospectus	115

Principal Risks. An investment in Ivy Funds VIP Micro Cap Growth is subject to various risks, including the following:

■ Company Risk ■ Growth Stock Risk ■ Initial Public Offering Risk ■ Liquidity Risk	■ Management Risk ■ Market Risk ■ Small Company Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Micro Cap Growth may be subject to other, non-principal risks, including the following:

■ Foreign Exposure Risk	■ Foreign Securities Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Mid Cap Growth: The Portfolio seeks to achieve its objective to provide growth of capital by investing primarily in a diversified portfolio of U.S. and, to a lesser extent, foreign mid cap companies that WRIMCO believes offer above-average growth potential. The Portfolio primarily focuses on mid cap growth companies that WRIMCO believes have the potential to become large cap companies. Mid cap companies typically are companies with market capitalizations within the range of companies in the Russell Midcap Growth Index at the time of acquisition. As of March 31, 2013, this range of market capitalizations was between approximately $321.8 million and $28.9 billion. Securities of a company whose capitalization exceeds the mid cap range after purchase will not be sold solely because of the company’s increased capitalization. There is no guarantee, however, that the Portfolio will achieve its objective.

As noted, WRIMCO utilizes a primarily bottom-up approach in its selection of securities for the Portfolio and focuses on companies it believes have strong growth profiles, profitability, attractive valuations and sound capital structures. Other desired characteristics may include a leading market position, the active involvement of the founder or entrepreneur, management that is strong and demonstrates commitment to stakeholders, and a high gross margin and return on equity with low debt. WRIMCO also may consider a company’s dividend yield. Part of WRIMCO’s investment process includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence, and corporate spending.

The Portfolio’s holdings tend to be allocated across a spectrum of growth companies comprised of three major categories: greenfield growth (companies that possess innovative products or services that WRIMCO believes have the potential to turn into solid growth companies over the longer term); stable growth (companies that WRIMCO believes are well-managed, have durable business models and are producing moderate and reliable earnings growth but that are not the fastest growth companies in the marketplace); and unrecognized growth (companies, in WRIMCO’s view, whose future growth prospects are either distrusted or misunderstood, or whose growth has slowed from historical levels, but still have the potential to deliver or reassert growth).

The Portfolio may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio may have an indirect exposure to foreign markets through investments in these companies.

In addition to common stocks, the Portfolio may invest in convertible securities, preferred stocks and debt securities of any maturity and mostly of investment grade, that is, rated BBB- or higher by S&P or comparably rated by another NRSRO or, if unrated, determined by WRIMCO to be of comparable quality.

The Portfolio may utilize derivative instruments, including options, both written and purchased, on an index or on individual or baskets of equity securities, in seeking to gain exposure to certain sectors, to enhance income, and/or to hedge certain event risks on positions held by the Portfolio and to hedge market risk on equity securities. The Portfolio may also invest in exchange-traded funds (ETFs) as a means of gaining exposure to a particular segment of the market.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities (including commercial paper, cash and cash equivalents, and short-term U.S. government securities), preferred stocks or both. As well, the Portfolio may choose to invest in companies whose sales and earnings growth are generally stable through a variety of economic conditions. By taking a temporary defensive position the Portfolio may not achieve its investment objective.

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Principal Risks. An investment in Ivy Funds VIP Mid Cap Growth is subject to various risks, including the following:

■ Company Risk ■ Growth Stock Risk ■ Management Risk	■ Market Risk ■ Mid Size Company Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Mid Cap Growth may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk	■ Investment Company Securities Risk ■ Large Company Risk ■ Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Small Cap Growth: The Portfolio seeks to achieve its objective to provide growth of capital by investing primarily in common stocks of small cap companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where WRIMCO believes there is an opportunity for higher growth than in established companies or industries. The emphasis on portfolio risk diversification is an important contributor to the ability to effectively manage risk, as a desired goal is to have a portfolio of securities that tend not to react in high correlation to one another under any economic or market condition. This emphasis is intended to result in a higher degree of diversification, reduced portfolio volatility, and a smoother more consistent pattern of portfolio returns over the long term. There is no guarantee, however, that the Portfolio will achieve its objective.

WRIMCO considers quality of management and superior financial characteristics (for example, return on assets, return on equity, operating margin) in its search for companies, thereby focusing on what it believes to be higher-quality companies. WRIMCO seeks companies that it believes exhibit successful and scalable business models by having one or more of the following characteristics: a company that is a strong niche player, that features the involvement of the founder, that demonstrates a strong commitment to shareholders, or that focuses on organic growth. WRIMCO believes that such companies generally have a replicable business model that allows for sustained growth.

The focus on holding an investment is intermediate to long-term. WRIMCO considers selling a holding if its analysis reveals evidence of a meaningful deterioration in operating trends, it anticipates a decrease in the company’s ability to grow and gain market shares and/or the company’s founder departs.

Small cap companies typically are companies with market capitalizations below $3.5 billion. The Portfolio considers a company’s capitalization at the time the Portfolio acquires the company’s securities. Equity securities of a company whose capitalization exceeds the small cap range after purchase will not be sold solely because of the company’s increased capitalization. From time to time, the Portfolio also may invest a lesser portion of its assets in securities of mid and large cap companies (that is, companies with market capitalizations larger than that defined above) that, in WRIMCO’s opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above-average growth.

In addition to common stocks, the Portfolio may invest in: securities convertible into common stocks; preferred stocks; and debt securities, that are mostly of investment grade.

The Portfolio may invest up to 25% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio may have an indirect exposure to foreign markets through investments in these companies.

The Portfolio may invest in ETFs to gain industry exposure not otherwise available through direct investments in small cap securities. The Portfolio may also invest in derivatives, including options, both written and purchased, on individual equity securities owned by the Portfolio in seeking to hedge market risk on equity securities, as well as to increase exposure to various equity sectors and markets.

Prospectus	117

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Portfolio also may invest in more established companies, such as those with longer operating histories than many small cap companies. As well, it may increase the number of issuers in which it invests and thereby limit the Portfolio’s position size in any particular security. By taking a temporary defensive position, however, the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP Small Cap Growth is subject to various risks, including the following:

■ Company Risk ■ Growth Stock Risk ■ Holdings Risk ■ Initial Public Offering Risk	■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Small Company Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Small Cap Growth may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk	■ Investment Company Securities Risk ■ Large Company Risk ■ Mid Size Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Small Cap Value: The Portfolio seeks to achieve its objective to provide capital appreciation by investing primarily in various types of equity securities of small cap U.S. and, to a lesser extent, foreign companies that WRIMCO believes are value-oriented. There is no guarantee, however, that the Portfolio will achieve its objective.

Small cap companies typically are companies with market capitalizations below $3.5 billion. WRIMCO considers a company’s capitalization at the time the Portfolio acquires the company’s securities. Equity securities of a company whose capitalization exceeds the small cap range after purchase will not be sold solely because of the company’s increased capitalization. From time to time, the Portfolio also may invest a lesser portion of its assets in securities of mid and large cap companies (that is, companies with market capitalizations larger than that defined above), as well as securities of growth-oriented companies.

In selecting value stocks and other equity securities, WRIMCO makes an assessment of the current state of the economy, examines various industry sectors, and analyzes individual companies in the small cap universe. WRIMCO primarily focuses on equity securities it believes are undervalued or trading below their true worth, but that appear likely to come back into favor with investors. Undervalued securities are securities that WRIMCO believes: (a) are undervalued relative to other securities in the market or currently earn low returns with a potential for higher returns, (b) are undervalued relative to the potential for improved operating performance and financial strength, or (c) are issued by companies that have recently undergone a change in management or control or corporate restructuring, or developed new products or services that may improve their business prospects or competitive position or corporate visibility. In assessing relative value, WRIMCO considers factors such as a company’s ratio of market price to earnings, ratio of enterprise value to operating cash flow, ratio of market price to book value, ratio of market price to cash flow, estimated earnings growth rate, cash flow, yield, liquidation value, quality of management and competitive market position.

In selecting securities, WRIMCO seeks companies with a significant difference between a company’s current market price and its intrinsic value as estimated by WRIMCO and also considers a company’s industry structure, growth opportunities, management effectiveness, financial leverage, competitive position, new products, cyclical issues and economic variables. In seeking to achieve its investment objective, the Portfolio may also invest in equity securities of companies that WRIMCO believes show potential for sustainable earnings growth above the average market growth rate.

The Portfolio may invest in shares of business development companies (BDCs) subject to the restrictions and limitations of the 1940 Act. BDCs are a type of closed-end investment company regulated by the 1940 Act and typically invest in, and lend to, small and medium-sized private companies that may not have access to public equity markets for capital raising. BDCs must invest at least 70% of the value of their total assets in certain asset types, which typically are the securities of private U.S. businesses, and must make available significant managerial assistance to the issuers of such securities.

The Portfolio may invest in MLPs. An MLP is an investment that combines the tax benefits of a partnership with the liquidity of publicly traded securities. Investments in MLPs involve risks that differ from investments in common stocks, including, among

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others, risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks, and others. The Portfolio’s investments in MLPs will be limited by tax considerations.

The Portfolio primarily invests in common stocks; however, it may invest, to a lesser extent, in preferred stocks and other securities convertible into equity securities. The Portfolio may invest up to 25% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio may have an indirect exposure to foreign markets through investments in these companies.

The Portfolio may also invest in derivative instruments, including written options on individual equity securities, in seeking to gain exposure to, or facilitate trading in, certain securities or market sectors; it may also utilize derivatives to generate additional income from written option premiums.

In an attempt to respond to adverse market, economic, political or other conditions, the Portfolio may invest for temporary defensive purposes in various short-term cash and cash equivalent items. Other defensive tactics that may be used by WRIMCO include holding smaller position sizes in individual holdings and/or being more broadly diversified across sectors and industries. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP Small Cap Value is subject to various risks, including the following:

■ Catalyst Risk ■ Company Risk ■ Holdings Risk ■ Initial Public Offering Risk ■ Liquidity Risk	■ Management Risk ■ Market Risk ■ Small Company Risk ■ Value Stock Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Small Cap Value may be subject to other, non-principal risks, including the following:

■ Business Development Company Securities Risk ■ Derivatives Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk ■ Growth Stock Risk	■ Investment Company Securities Risk ■ Large Company Risk ■ Mid Size Company Risk ■ MLP Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Value: The Portfolio seeks to achieve its objective to provide capital appreciation by primarily investing, for the long term, in the common stocks, and to a lesser extent, preferred stock, of large cap U.S. and, to a lesser extent, foreign companies that WRIMCO believes are undervalued. Large cap companies typically are companies with market capitalizations of at least $10 billion at the time of acquisition. The Portfolio seeks to invest in stocks that are, in the opinion of WRIMCO, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. There is no guarantee, however, that the Portfolio will achieve its objective.

To identify securities for the Portfolio, WRIMCO primarily utilizes fundamental bottom-up research while considering a top-down (assess the market environment) and quantitative analysis. In general, in selecting securities for the Portfolio, WRIMCO evaluates market risk, interest rate trends and the economic climate. It then considers numerous factors in its analysis of individual issuers and their stocks, which may include: estimated intrinsic value of the company using various valuation metrics, historical earnings growth, future expected earnings growth, company’s position in its industry, industry conditions, competitive strategy, management capabilities, free cash flow potential, and internal or external catalysts for change.

The Portfolio may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.

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The Portfolio may invest in MLPs. An MLP is an investment that combines the tax benefits of a partnership with the liquidity of publicly traded securities. Investments in securities of MLPs involve risks that differ from investments in common stocks including, among others, risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks, and others. The Portfolio’s investments in MLPs will be limited by tax considerations.

The Portfolio also may invest in derivative instruments, primarily written options on individual equity securities, in seeking to hedge market risk on equity securities, to generate additional income from written option premiums, or to gain exposure to, or facilitate trading in, certain securities.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP Value is subject to various risks, including the following:

■ Catalyst Risk ■ Company Risk ■ Foreign Exposure Risk ■ Holdings Risk	■ Large Company Risk ■ Management Risk ■ Market Risk ■ Value Stock Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Value may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Securities Risk ■ Mid Size Company Risk	■ MLP Risk ■ Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Bond: The Portfolio seeks to achieve its objective to provide current income consistent with preservation of capital by investing primarily in a diversified portfolio of investment grade debt securities, and, to a lesser extent, in non-investment grade debt securities and convertible securities. WRIMCO may use various techniques to manage the duration of the Portfolio’s holdings. WRIMCO typically determines sector allocation by fundamental analysis and a comparison of relative value between sectors. There is no guarantee, however, that the Portfolio will achieve its objective.

The Portfolio may invest a significant amount of its assets in mortgage-backed securities, including U.S. government or U.S. government-related mortgage loan pools or private mortgage loan pools. In U.S. government or U.S. government-related mortgage loan pools, the U.S. government or certain agencies guarantee to mortgage pool security holders the payment of principal and interest. The principal U.S. government-related guarantors of mortgage-related securities are Fannie Mae and Freddie Mac. Fannie Mae and Freddie Mac generally guarantee payment of principal and interest on mortgage loan pool securities issued by certain pre-approved institutions (such as savings and loan institutions, commercial banks and mortgage bankers). However, securities issued by Fannie Mae, Freddie Mac and the FHLB are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer. In addition, the Portfolio purchases securities issued by non-government related entities which may be backed only by the pool of assets pledged as security for the transaction.

The Portfolio may invest up to 20% of its total assets in non-investment grade debt securities, commonly called junk bonds, which are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds. The Portfolio also may invest up to 20% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio may have an indirect exposure to foreign markets through investments in these companies. The Portfolio may, from time to time, utilize derivative instruments, including Treasury futures contracts, Treasury swaps and options for hedging purposes and/or to take a directional position on interest rates.

When WRIMCO believes that a defensive position is desirable, due to present or anticipated market or economic conditions, it may take a number of actions. For example, the Portfolio may sell longer-term debt securities and buy shorter-term debt securities or invest in money market instruments. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

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Principal Risks. An investment in Ivy Funds VIP Bond is subject to various risks, including the following:

■ Company Risk ■ Credit Risk ■ Extension Risk ■ Interest Rate Risk ■ Management Risk	■ Market Risk ■ Mortgage-Backed and Asset-Backed Securities Risk ■ Reinvestment Risk ■ U.S. Government Securities Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Bond may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Exposure Risk	■ Foreign Securities Risk ■ Low-Rated Securities Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Global Bond: The Portfolio seeks to achieve its primary objective to provide a high level of current income, and its secondary objective of capital appreciation, by investing, during normal circumstances, at least 80% of its net assets in a diversified portfolio of bonds of foreign and U.S. issuers. The Portfolio may invest in securities issued by foreign or U.S. governments and in securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), issued by foreign or U.S. companies of any size. There is no guarantee, however, that the Portfolio will achieve its objectives.

Under normal circumstances, the Portfolio invests at least 40% (or, if WRIMCO deems it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers. Under normal circumstances, the Portfolio will allocate its assets among at least three different countries (one of which may be the United States). The Portfolio also may invest in securities of issuers determined by WRIMCO to be in developing or emerging market countries. The Portfolio may invest up to 100% of its total assets in non-U.S. dollar-denominated securities.

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.

Bonds and other debt securities may be of any maturity and are primarily of investment grade (except that, for this purpose, a “bond” is any debt security with an initial maturity greater than one year.) The Portfolio, however, may invest up to 100% of its total assets in non-investment grade bonds, primarily of foreign issuers, or unrated securities determined by WRIMCO to be of comparable quality. Non-investment grade debt securities, which include junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness.

The Portfolio primarily owns debt securities; however, the Portfolio also may own, to a lesser extent, preferred stocks, common stocks and convertible securities. The Portfolio may invest in private placements and other restricted securities. The Portfolio may purchase shares of other investment companies subject to the restrictions and limitations of the 1940 Act. The Portfolio also may invest in exchange-traded funds (ETFs) as a means of gaining exposure to precious metals and other commodities without purchasing them directly, although the Portfolio may also invest separately in physical commodities.

When consistent with the Portfolio’s investment objectives, WRIMCO may buy or sell options, futures contracts or forward contracts on a security, an index of securities or a foreign currency, or enter into swaps, including credit default swaps, total return swaps and interest rate swaps (collectively, commonly known as “derivatives”). WRIMCO may enter into derivatives for settlement over-the-counter (OTC) or by means of a central clearinghouse. WRIMCO may use derivatives in seeking to hedge various instruments, for risk management purposes or to seek to increase investment income or gain in the Portfolio, or to invest in a position not otherwise readily available, to take a fundamental position long or short in a particular currency or for purposes of seeking to mitigate the impact of rising interest rates. With credit default swaps, the Portfolio may either sell or buy credit protection with respect to bonds or other debt securities pursuant to the terms of these contracts.

When WRIMCO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions, WRIMCO may take any one or more of the following steps with respect to the assets in the Portfolio’s holdings:

■	shorten the average maturity of the Portfolio’s debt holdings

■	hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)

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By taking a temporary defensive position in any one or more of these manners, the Portfolio may not achieve its investment objectives.

Principal Risks. An investment in Ivy Funds VIP Global Bond is subject to various risks, including the following:

■ Company Risk ■ Credit Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk ■ Interest Rate Risk	■ Loan Risk ■ Low-Rated Securities Risk ■ Management Risk ■ Market Risk ■ Reinvestment Risk ■ Small Company Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Global Bond may be subject to other, non-principal risks, including the following:

■ Commodities Risk ■ Derivatives Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk	■ Investment Company Securities Risk ■ Liquidity Risk ■ Mortgage-Backed and Asset-Backed Securities Risk ■ Private Placements and Other Restricted Securities Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the Portfolio’s SAI.

Ivy Funds VIP High Income: The Portfolio seeks to achieve its objective to provide total return through a combination of high current income and capital appreciation by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, including secured and unsecured loan assignments, loan participations and other loan instruments, of U.S. and foreign issuers, the risks of which are, in the judgment of WRIMCO, consistent with the Portfolio’s objective. There is no guarantee, however, that the Portfolio will achieve its objective.

In general, the high level of income that the Portfolio seeks is paid by debt securities rated in the lower rating categories of the NRSROs or unrated securities that are determined by WRIMCO to be of comparable quality; these include debt securities rated BBB+ or lower by S&P or comparably rated by another NRSRO or, if unrated, determined by WRIMCO to be of comparable quality. Lower-quality debt securities, which include junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

The Portfolio primarily owns debt securities and may own fixed-income securities of varying maturities; however, it also may own, to a lesser degree, preferred stocks, common stocks and convertible securities. The Portfolio may invest in private placements and other restricted securities.

The Portfolio may enter into credit default swap contracts for hedging and/or speculative purposes. The Portfolio may either sell or buy credit protection under these contracts. The Portfolio may also utilize forward contracts in an effort to hedge the exposure to foreign currencies from securities held in the Portfolio.

The Portfolio may invest an unlimited amount of its assets in foreign securities. Investments in foreign securities also present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. As well, if the Portfolio invests in non-U.S. dollar-denominated securities, it may hedge any currency exposure related to those securities. Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.

When WRIMCO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions and to attempt to reduce the price volatility of the Portfolio, WRIMCO may take any one or more of the following steps with respect to the Portfolio’s assets:

■	shorten the average maturity of the Portfolio’s debt holdings

■	hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)

■	emphasize investment grade debt securities

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By taking a temporary defensive position in any one or more of these manners, the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP High Income is subject to various risks, including the following:

■ Company Risk ■ Credit Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk ■ Interest Rate Risk ■ Liquidity Risk	■ Loan Risk ■ Low-Rated Securities Risk ■ Management Risk ■ Market Risk ■ Private Placements and Other Restricted Securities Risk ■ Reinvestment Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP High Income may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Extension Risk	■ Mortgage-Backed and Asset-Backed Securities Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Limited-Term Bond: The Portfolio seeks to achieve its objective to provide current income consistent with preservation of capital by investing primarily in a diversified portfolio of investment-grade, limited-term debt securities (securities with a dollar-weighted average maturity of two to five years) of U.S. issuers and, to a lesser extent, U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest in U.S. government securities, corporate debt securities, mortgage-backed securities including CMOs and other asset-backed securities. The Portfolio seeks attractive total returns with less volatility than the broad market indexes. There is no guarantee, however, that the Portfolio will achieve its objective.

The maturity of an asset-backed security is the estimated average life of the security based on certain prescribed models or formulas used by WRIMCO. The maturity of other types of debt securities is the earlier of the call date or the maturity date, as appropriate.

The Portfolio may invest up to 20% of its total assets in non-investment grade debt securities. The Portfolio may also own, to a lesser extent, common stocks and convertible securities, including convertible preferred stocks in certain circumstances. The Portfolio may, from time to time, utilize derivative instruments, including Treasury futures contracts, Treasury swaps and options for purposes of seeking to mitigate the impact of rising interest rates and/or to take a directional position on interest rates.

The Portfolio may invest in restricted securities that have not been registered for sale under the Securities Act of 1933 that are determined to be liquid in accordance with procedures adopted by the Trust’s Board of Trustees. The Portfolio may also invest in private placement securities.

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio may have an indirect exposure to foreign markets through investments in these companies.

When WRIMCO believes that a defensive position is desirable, due to present or anticipated market or economic conditions, it may take a number of actions. For example, the Portfolio may sell longer-term debt securities and buy shorter-term debt securities or invest in money market instruments. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP Limited-Term Bond is subject to various risks, including the following:

■ Company Risk ■ Credit Risk ■ Interest Rate Risk ■ Large Company Risk ■ Management Risk	■ Market Risk ■ Mortgage-Backed and Asset-Backed Securities Risk ■ Reinvestment Risk ■ Sector Risk ■ U.S. Government Securities Risk

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Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Limited-Term Bond may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Extension Risk ■ Foreign Exposure Risk	■ Low-Rated Securities Risk ■ Private Placements and Other Restricted Securities Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the Portfolio’s SAI.

Ivy Funds VIP International Core Equity: The Portfolio seeks to achieve its objective to provide capital growth and appreciation by investing primarily in equity securities principally traded largely in developed European and Asian/Pacific Basin markets and primarily issued by what WRIMCO believes to be reasonably valued companies with strong cash flows and exposure to global investment themes. WRIMCO also may employ a growth approach by seeking companies whose earnings it believes will grow faster than the economy. Although the Portfolio may invest in securities issued by companies of any size, it typically has more exposure to securities issued by large cap companies. There is no guarantee, however, that the Portfolio will achieve its objective.

The Portfolio invests in a variety of economic sectors and industry segments to seek to reduce the effects of price volatility in any one area. WRIMCO seeks to identify an investment theme, then seeks to determine the most appropriate sectors and geographies to benefit from that theme and finally seeks to find what it believes are reasonably valued companies with improving returns on capital, growth prospects, sound balance sheets and steady cash generation. WRIMCO combines a top-down, macro thematic approach with a bottom-up stock selection process, and uses a combination of country analysis (economic growth, money flows, business cycle, interest rates, political climate, and currencies), industry dynamics (growth opportunities, competitive dynamics, cyclical sensitivity, and economic returns), and individual stock selection (strong free cash flow, strengthening fundamentals, solid or improving competitive advantage, higher expected returns, value relative to peers, and improving growth prospects) in composing the portfolio. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio may have an indirect exposure to additional foreign markets through investments in these companies.

The Portfolio may use forward contracts in seeking to manage its exposure (increase or decrease) to various foreign currencies. The Portfolio may also use a range of derivative investment techniques in seeking to hedge or manage broad or specific equity market movements or to increase or decrease exposure to specific sectors, countries and/or currencies.

The Portfolio may from time to time take a temporary defensive position, and invest without limit in government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short-term notes and other money market securities. However by taking a temporary defensive position the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP International Core Equity is subject to various risks, including the following:

■ Company Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Securities Risk	■ Large Company Risk ■ Management Risk ■ Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP International Core Equity may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk ■ Foreign Exposure Risk ■ Growth Stock Risk	■ Holdings Risk ■ Mid Size Company Risk ■ Small Company Risk ■ Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP International Growth: The Portfolio seeks to achieve its objective to provide growth of capital by investing primarily in a diversified portfolio of common stocks of growth-oriented foreign issuers. Growth securities are those whose earnings, WRIMCO believes, are likely to have strong growth over several years. WRIMCO seeks profitable companies with a competitive

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advantage in their industry as well as the ability to sustain their growth rates. It considers factors such as a company’s intellectual property, brand, scale, distribution, margins and return on capital and seeks to identify and capitalize upon key trends such as high-growth end markets, supply and demand imbalances, new product adoption and industry consolidation. Although the Portfolio primarily invests in securities issued by large capitalization companies, it may invest in securities issued by companies of any size and in any geographic area and within various sectors. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio may have an indirect exposure to additional foreign markets through investments in these companies. There is no guarantee, however, that the Portfolio will achieve its objective.

The Portfolio may use a range of derivative investment techniques in seeking to manage various market risks (such as interest rates, and broad or specific equity or fixed-income market movements) and may use forward contracts to manage its exposure (increase or decrease) to various foreign currencies. The Portfolio may use derivatives, including, but not limited to, total return swaps, to gain exposure to a particular sector or security. The Portfolio also may invest in ETFs as a means of gaining exposure to a particular segment of the market, which may include seeking to gain exposure to precious metals and other commodities.

The Portfolio may from time to time take a temporary defensive position, and may invest up to all of its assets in U.S. government securities, investment-grade debt securities and cash and cash equivalents such as commercial paper, short-term notes and other money market securities; it may avoid investment in volatile emerging markets and increase investments in more stable, developed countries and industries; and it also may invest all of its assets in U.S. securities. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP International Growth is subject to various risks, including the following:

■ Company Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Securities Risk	■ Growth Stock Risk ■ Large Company Risk ■ Management Risk ■ Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP International Growth may be subject to other, non-principal risks, including the following:

■ Commodities Risk ■ Derivatives Risk ■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk ■ Foreign Exposure Risk	■ Interest Rate Risk ■ Investment Company Securities Risk ■ Mid Size Company Risk ■ Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Asset Strategy: The Portfolio seeks to achieve its objective to provide total return by allocating its assets primarily among stocks, bonds, and short-term instruments of issuers in markets around the globe, as well as investments in derivative instruments, precious metals and investments with exposure to various foreign currencies. The Portfolio may invest its assets in almost any market that WRIMCO believes can offer a high probability of return or, alternatively, that can provide a high degree of relative safety in uncertain times. The Portfolio may invest up to 100% of its total assets in foreign securities, including issuers located in and/or generating revenue from emerging markets. Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.

Generally, the mix of assets in the Portfolio will change from time to time depending on WRIMCO’s assessment of the market for each investment type. Allocating assets among different types of investments allows the Portfolio to take advantage of opportunities wherever they may occur, but also subjects the Portfolio to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and due to the credit quality of the issuer.

Subject to diversification limits, WRIMCO may invest up to 25% of the Portfolio’s total assets in precious metals. Investments in physical commodities, including precious metals, may experience severe price fluctuations over short periods of time; as well, storage and trading costs may exceed the custodial and/or brokerage costs associated with other investments.

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WRIMCO regularly reviews the global economic environment to determine asset allocation and security selection, and makes changes to favor investments that it believes provide the best opportunity to achieve the Portfolio’s objective. In developing global themes, WRIMCO evaluates a number of global trends that may include political, social, cultural, demographic, current and historical trends, among others. Although WRIMCO uses its expertise and resources in choosing investments and in allocating assets, WRIMCO’s decisions may not always be beneficial to the Portfolio, and there is no guarantee that the Portfolio will achieve its objective.

WRIMCO tries to balance the Portfolio’s investment risks against potentially higher total returns typically by reducing the stock allocation during stock market down cycles and increasing the stock allocation during periods of strongly positive market performance. Generally, WRIMCO makes asset shifts gradually over time. WRIMCO considers various factors when it decides to sell a security, such as an individual security’s performance and/or if it is an appropriate time to vary the Portfolio’s mix.

The Portfolio may purchase shares of another investment company subject to the restrictions and limitations of the 1940 Act. The Portfolio also may invest in ETFs as a means of tracking the performance of a designated stock index while also maintaining liquidity, or to gain exposure to precious metals and other commodities without purchasing them directly. The Portfolio may invest in private placements and other restricted securities.

WRIMCO may, when consistent with the Portfolio’s investment objective, seek to manage exposure to certain securities, companies, sectors, markets, foreign currencies and/or precious metals and seek to hedge certain event risks on positions held by the Portfolio.

As described above, the Portfolio has the flexibility to invest up to all of its assets in money market and other short-term investments, although it does not typically invest a substantial portion of its assets in these investments under normal circumstances. WRIMCO will typically increase the Portfolio’s investment in high-quality, short-term investments in order to increase the defensive positioning of the Portfolio and/or to enable the Portfolio to participate in opportunities as they present themselves.

Although WRIMCO may seek to preserve appreciation in the Portfolio by taking a temporary defensive position, doing so may prevent the Portfolio from achieving its investment objective.

Principal Risks. An investment in Ivy Funds VIP Asset Strategy is subject to various risks, including the following:

■ Commodities Risk ■ Company Risk ■ Credit Risk ■ Derivatives Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk ■ Growth Stock Risk

■ Interest Rate Risk

■ Investment Company Securities Risk

■ Large Company Risk

■ Liquidity Risk

■ Low-Rated Securities Risk

■ Management Risk

■ Market Risk

■ Private Placements and Other Restricted Securities Risk

■ Subsidiary Investment Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Asset Strategy may be subject to other, non-principal risks, including the following:

■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk ■ Mid Size Company Risk	■ Reinvestment Risk ■ Small Company Risk ■ Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Balanced: The Portfolio seeks to achieve its objective to provide total return through a combination of capital appreciation and current income by investing primarily in a diversified mix of stocks, debt securities and short-term instruments, depending on market conditions. There is no guarantee, however, that the Portfolio will achieve its objective.

The Portfolio owns common stocks in order to provide possible appreciation of capital and some dividend income, and it invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Portfolio also may invest in convertible securities. The Portfolio ordinarily invests at least 25% of its total assets in fixed

126	Prospectus

income securities, including preferred debt securities. The Portfolio ordinarily will not invest more than 75% of its total assets in equity securities, although it may invest up to all of its assets in equity securities if, in WRIMCO’s judgment, this is advisable due to unusual market or economic conditions.

In its equity investments, the Portfolio invests primarily in medium to large, well-established companies that typically issue dividend-paying securities. The majority of the Portfolio’s debt holdings are either U.S. government securities or investment-grade corporate bonds, including bonds rated BBB- or higher by S&P or comparably rated by another NRSRO or, if unrated, determined by WRIMCO to be of comparable quality. The Portfolio may invest up to 20% of its total assets in non-investment grade debt securities, which may include floating rate notes or secured bank loans. The Portfolio has no limitations on the range of maturities of debt securities in which it may invest nor on the size of companies in which it may invest.

The Portfolio may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.

The Portfolio may invest in ETFs for the purpose of more quickly gaining exposure to a particular segment of the market.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, however, the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP Balanced is subject to various risks, including the following:

■ Company Risk ■ Credit Risk ■ Foreign Exposure Risk ■ Growth Stock Risk ■ Interest Rate Risk ■ Large Company Risk	■ Management Risk ■ Market Risk ■ Mid Size Company Risk ■ Reinvestment Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Balanced may be subject to other, non-principal risks, including the following:

■ Foreign Securities Risk ■ Investment Company Securities Risk ■ Loan Risk	■ Low-Rated Securities Risk ■ Mortgage-Backed and Asset-Backed Securities Risk ■ Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Energy: The Portfolio seeks to achieve its objective to provide capital growth and appreciation by investing primarily in the equity securities of companies engaged in various aspects of the energy industry, such as the production, exploration, discovery, or distribution of energy or relating to the infrastructure of energy, as well as the research and development or production of alternative energy sources, including but not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal companies, alternative energy companies, and companies using newer energy technologies such as nuclear, geothermal, oil shale, wind power, and solar power.

WRIMCO focuses not only on traditional companies that are producing and distributing energy today, but also on companies that WRIMCO believes are discovering sources of energy for the future. WRIMCO considers many factors in selecting companies for the Portfolio, which may include the valuation, operating history, capital, financials, business model and management of a company. The Portfolio invests in securities of companies across the capitalization spectrum. There is no guarantee, however, that the Portfolio will achieve its objective.

The Portfolio may invest up to 100% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.

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Primarily investing in the energy sector can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real or perceived inflationary trends and political developments, and the cost assumed by energy companies in complying with environmental and safety regulations.

The Portfolio is also subject to the risk that the earnings, dividends and securities prices of energy companies will be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy may fluctuate significantly over any time period due to many factors, including:

■	international political developments

■	production and distribution policies of the Organization of Petroleum Exporting Countries (OPEC) and other oil-producing countries

■	relationships among OPEC members and other oil-producing countries and between those countries and oil-importing nations

■	energy conservation

■	the regulatory environment

■	tax policies

■	the economic growth and political stability of the key energy-consuming countries

The Portfolio may use a range of other investment techniques, including investing in income trusts and MLPs. An MLP is an investment that combines the tax benefits of a partnership with the liquidity of publicly traded securities. The MLPs in which the Portfolio may invest are primarily engaged in investing in oil and gas-related businesses, including energy processing and distribution. Investments in securities of an MLP involve risks that differ from investments in common stocks, including, among others, risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks, and others.

The Portfolio’s investments in income trusts and MLPs will be limited by tax considerations.

As a temporary defensive measure, when securities markets or economic conditions are unfavorable or unsettled, the Portfolio may try to protect its assets by investing up to 100% of its total assets in securities that are highly liquid, including high-quality money market instruments such as short-term U.S. government securities, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Portfolio. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, and typically are highly liquid or comparatively safe, they tend to offer lower returns. Therefore, the Portfolio’s performance could be comparatively lower if it concentrates its assets in defensive holdings. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP Energy is subject to various risks, including the following:

■ Company Risk ■ Concentration Risk ■ Emerging Market Risk ■ Energy Industry Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk	■ Growth Stock Risk ■ Holdings Risk ■ Management Risk ■ Market Risk ■ Value Stock Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Energy may be subject to other, non-principal risks, including the following:

■ Foreign Currency Risk ■ Large Company Risk ■ Liquidity Risk	■ Mid Size Company Risk ■ MLP Risk ■ Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Global Natural Resources: The Portfolio seeks to achieve its objective to provide capital growth and appreciation by investing at least 80% of its net assets in the equity securities of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or that supply goods and services to such companies. There is no guarantee, however, that the Portfolio will achieve its objective.

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Mackenzie systematically reviews its investment decisions and may allow cash reserves to build up when valuations seem unattractive. Mackenzie attempts to manage risk through diversifying the Portfolio’s holdings by commodity, country, issuer, and market capitalization of companies; however, such diversification may not necessarily reduce Portfolio volatility. Mackenzie searches for what it feels are well-managed companies with strong balance sheets and the technological capability and expertise to grow independently of commodity prices. In addition, Mackenzie seeks to anchor the Portfolio’s holdings with established larger companies that have historically strong-producing assets and attractive long-term reinvestment opportunities. From a macro perspective, Mackenzie monitors demand expectations for various commodities and utilizes this information to adjust the level of sector exposure and individual security holdings in the Portfolio.

Under normal circumstances, the Portfolio invests at least 65% of its total assets in issuers of at least three countries, which may include the U.S. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.

The Portfolio may also invest in ETFs or options on ETFs as a means of tracking the performance of a designated stock index. The Portfolio also may invest in precious metals and other physical commodities.

As a temporary defensive measure, when Mackenzie believes that securities markets or economic conditions are unfavorable or unsettled, the Portfolio may try to protect its assets by investing up to 100% of its total assets in securities that are highly liquid, including high-quality money market instruments, such as short-term U.S. government securities, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Portfolio. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, and typically are highly liquid or comparatively safe, they tend to offer lower returns. Therefore, the Portfolio’s performance could be comparatively lower if it concentrates its assets in defensive holdings. The additional temporary defensive measures that Mackenzie may employ include altering the mix of company and sector holdings or using derivative strategies. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP Global Natural Resources is subject to various risks, including the following:

■ Commodities Risk ■ Company Risk ■ Derivatives Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk ■ Global Natural Resources Industry Risk	■ Growth Stock Risk ■ Investment Company Securities Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Sector Risk ■ Value Stock Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Global Natural Resources may be subject to other, non-principal risks, including the following:

■ Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk ■ Large Company Risk	■ Mid Size Company Risk ■ Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Real Estate Securities: The Portfolio seeks to achieve its objective to provide total return through capital appreciation and current income by investing primarily in real estate securities and real estate-related securities. The Portfolio does not invest directly in real estate. The Portfolio may invest in securities of issuers of any size, including issuers with small, medium or large market capitalizations. There is no guarantee, however, that the Portfolio will achieve its objective.

“Real estate” securities include securities offered by issuers that receive at least 50% of their gross revenue from the construction, ownership, leasing, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include REITs, REOCs, real estate brokers and developers, real estate managers, hotel franchisers, real estate holding companies and publicly-traded limited partnerships.

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“Real estate-related” securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, brokers, financial institutions that issue or service mortgages and resort companies.

In its analysis of companies, Advantus Capital has built a network of industry contacts that is designed to enhance its knowledge of a company’s underlying assets. Advantus Capital utilizes this knowledge and its diligent focus on company fundamentals in selecting securities for the Portfolio. Advantus Capital believes that the core operating performance of a company is a key determinant in its stock performance.

Most of the Portfolio’s real estate securities portfolio consists of securities issued by REITs and REOCs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in real estate, mortgages on real estate or shares issued by other REITs. REITs may be characterized as equity REITs (that is, REITs that primarily invest in land and improvements thereon), mortgage REITs (that is, REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs, which invest in both land and improvements thereon and real estate mortgages. The Portfolio primarily invests in shares of equity REITs but also invests lesser portions of its assets in shares of mortgage REITs and hybrid REITs. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986, as amended (Code), may deduct dividends paid to shareholders, effectively enabling it to eliminate any entity-level Federal income tax. As a result, REITs (like regulated investment companies such as the Portfolio) distribute a larger portion of their earnings to investors than other entities subject to Federal income tax that cannot deduct such dividends. A REOC is a corporation or partnership (or an entity classified as such for Federal tax purposes) that invests in real estate, mortgages on real estate or shares issued by REITs but also may engage in related or unrelated businesses. A REOC is typically structured as a “C” corporation under the Code and does not qualify for the pass-through tax treatment that is accorded a REIT. In addition, the value of the Portfolio’s securities issued by REOCs may be adversely affected by income streams derived from businesses other than real estate ownership.

The Portfolio may invest up to 25% of its total assets in foreign securities and may invest up to 20% of its net assets in securities issued by companies outside of the real estate industry. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio may have an indirect exposure to foreign markets through investments in these companies.

The Portfolio also may invest in an ETF to replicate a REIT or real estate stock index or a basket of REITs or real estate stocks, as well as in an ETF that attempts to provide enhanced returns, or inverse returns, on such indices or baskets. Enhanced or inverse return ETFs present greater opportunities for investment gains, but also present correspondingly greater risk of loss. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a market benchmark (e.g., if the benchmark goes down by 1%, the ETF will go up by 1%), typically using a combination of derivative strategies. Inverse ETFs seek to profit from falling market prices and will lose money if the market benchmark index goes up in value. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risks, and are generally used to increase or decrease the Portfolio’s exposure to the underlying index on a short-term basis. Most leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in the Portfolio bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

The Portfolio may also write call and put options on individual equity securities in seeking to generate additional income from written option premiums and to facilitate trading in certain securities.

An investment in the Portfolio may encounter the risk of greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in a portfolio of securities selected from a greater number of issuers. As well, the value of the Portfolio’s investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, changes in the Code or failure to meet Code requirements, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

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In an attempt to respond to adverse market, economic, political or other conditions, the Portfolio may invest for temporary defensive purposes in various short-term cash and cash equivalent items or inverse ETFs. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP Real Estate Securities is subject to various risks, including the following:

■ Company Risk ■ Concentration Risk ■ Foreign Securities Risk ■ Holdings Risk ■ Interest Rate Risk ■ Liquidity Risk	■ Management Risk ■ Market Risk ■ Real Estate Industry Risk ■ REIT-Related Risk ■ REOC-Related Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Real Estate Securities may be subject to other, non-principal risks, including the following:

■ Credit Risk ■ Derivatives Risk ■ Extension Risk ■ Foreign Exposure Risk ■ Growth Stock Risk ■ Investment Company Securities Risk	■ Large Company Risk ■ Mid Size Company Risk ■ Reinvestment Risk ■ Small Company Risk ■ Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Science and Technology: The Portfolio seeks to achieve its objective to provide growth of capital by investing primarily in the equity securities of science and technology companies around the globe. Science and technology companies are companies whose products, processes or services, in WRIMCO’s opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Portfolio may invest in companies that utilize science and/or technology as an agent of change to significantly enhance their business opportunities. The Portfolio may invest in securities issued by companies of any size, and may invest without limitation in foreign securities, including securities of issuers within emerging markets. The Portfolio may invest in any geographic area. Many companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to additional foreign markets through investments in these companies. There is no guarantee, however, that the Portfolio will achieve its objective.

In its selection of securities for investment by the Portfolio, WRIMCO aims to identify companies that it believes to be benefiting from the world’s strongest secular economic trends, and then applies its largely bottom-up research to identify what it believes are the best holdings for the Portfolio.

The Portfolio may invest in, but is not limited to, areas such as:

Science:

■ pharmaceuticals ■ medical technology equipment ■ biotechnology	■ genomics ■ proteomics ■ healthcare services

Technology:

■ semiconductors ■ computer hardware ■ computer services ■ software ■ networking ■ telecommunication services ■ defense electronics	■ entertainment ■ content media ■ data processing ■ internet ■ energy efficiency ■ alternative energy

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The Portfolio primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities. The Portfolio may invest up to 20% of its total assets in non-investment grade fixed income securities, which are securities rated BB+ or lower by S&P or comparably rated by another NRSRO or, if unrated, determined by WRIMCO to be of comparable quality, which may include convertible securities.

The Portfolio may use a range of derivative investment techniques, typically options, both written and purchased, on individual equity securities owned by the Portfolio and on equity indices, in seeking to hedge various market risks and/or individual security risk as well as to enhance return. The Portfolio may also use derivatives in seeking to gain exposure to a particular security. The Portfolio may use foreign currency exchange transactions and forward foreign currency contracts in seeking to hedge or manage the Portfolio’s exposure to foreign currencies of securities held in the Portfolio. The Portfolio may invest in ETFs as a means to invest cash effectively.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in U.S. government securities or other debt securities, mostly of investment grade. However, by taking a temporary defensive position, the Portfolio may not achieve its investment objective. The Portfolio may also hedge its foreign currency exposure, when applicable.

Principal Risks. An investment in Ivy Funds VIP Science and Technology is subject to various risks, including the following:

■ Company Risk ■ Concentration Risk ■ Emerging Market Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk ■ Growth Stock Risk ■ Holdings Risk	■ Large Company Risk ■ Liquidity Risk ■ Management Risk ■ Market Risk ■ Mid Size Company Risk ■ Science and Technology Industry Risk ■ Small Company Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Science and Technology may be subject to other, non-principal risks, including the following:

■ Derivatives Risk ■ Foreign Currency Exchange Transactions and Forward Currency Contracts Risk ■ Foreign Currency Risk	■ Initial Public Offering Risk ■ Investment Company Securities Risk ■ Low-Rated Securities Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Money Market: The Portfolio seeks to achieve its objective to provide current income consistent with maintaining liquidity and preservation of capital by investing in a diversified portfolio of high-quality money market instruments in accordance with the requirements of Rule 2a-7. There is no guarantee, however, that the Portfolio will achieve its objective.

The Portfolio invests only in the following U.S. dollar-denominated money market obligations and instruments:

■	U.S. government securities (including obligations of U.S. government agencies and instrumentalities)

■	bank obligations and instruments secured by bank obligations, such as letters of credit

■	commercial paper (U.S. and foreign issuers), including asset-backed commercial paper programs

■	corporate debt obligations, including floating rate securities and variable rate master demand notes

■	foreign obligations and instruments

■	municipal obligations

■	certain other obligations guaranteed as to principal and interest by a bank in whose obligations the Portfolio may invest or a corporation in whose commercial paper the Portfolio may invest

The Portfolio may only invest in bank obligations if they are obligations of a bank subject to regulation by the U.S. government, including foreign branches of these banks, or obligations of a foreign bank having total assets of at least $500 million, and instruments secured by any such obligation.

Certain U.S. government securities in which the Portfolio may invest, such as Treasury securities and securities issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the

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Portfolio may invest, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer.

Principal Risks. An investment in Ivy Funds VIP Money Market is subject to various risks, including the following:

■ Amortized Cost Risk ■ Company Risk ■ Credit Risk ■ Interest Rate Risk	■ Management Risk ■ Market Risk ■ Money Market Fund Regulatory Risk ■ Reinvestment Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Money Market may be subject to other, non-principal risks, including the following:

■	Foreign Exposure Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Pathfinder Portfolios

Purpose of the Ivy Funds VIP Pathfinder Portfolios

The Ivy Funds VIP Pathfinder Portfolios (Pathfinder Portfolios) are intended to provide various levels of potential capital appreciation at various levels of risk. Each of the five Pathfinder Portfolios is designed to provide a different asset allocation option corresponding to different investment goals ranging from the highest potential for growth with the highest amount of tolerance for risk, to the lowest potential for growth with the lowest amount of tolerance for risk, and the highest potential for income. Each Pathfinder Portfolio is a “fund of funds,” which means that each Pathfinder Portfolio will seek to achieve its particular level of risk/return by investing substantially all of its assets in other Portfolios (Underlying Funds) and short-term investments in varying combinations and percentage amounts to achieve each Pathfinder Portfolio’s particular investment objective.

The Pathfinder Portfolios are primarily designed:

■	To help achieve an investor’s financial objectives through a professionally developed asset allocation program.

■	To maximize long-term total returns at a given level of risk through broad diversification among several traditional asset classes.

In selecting a Pathfinder Portfolio, investors should consider their personal objectives, investment time horizons, risk tolerances, and financial circumstances.

An asset class is a specific category of assets or investments. Examples of asset classes are stocks, bonds, foreign securities and cash. Within each asset class there may be several different types of assets. For example, a stock asset class may contain: common stock and/or preferred stocks; large cap, mid cap, and/or small cap stocks; U.S. or international stocks; and growth or value stocks. Each asset class, and each type of asset within that asset class, offers a different type of potential benefit and risk level. For example, stock assets may generally be expected to provide a higher potential growth rate, but may require a longer time horizon and more risk than you would expect from most bond assets. By combining the various asset classes described below, in different percentage combinations, each Pathfinder Portfolio seeks to provide a different level of potential risk and reward.

WRIMCO, each Pathfinder Portfolio’s investment manager, establishes for each Pathfinder Portfolio a target allocation range among different classes based on each Pathfinder Portfolio’s risk profile and investment strategies. Within each target asset class allocation range, WRIMCO selects the Underlying Funds, and the percentage of the Pathfinder Portfolio’s assets that will be allocated to each such Underlying Fund. WRIMCO is also the investment manager of each of the Underlying Funds. WRIMCO reviews the allocations among both asset classes and Underlying Funds on a periodic basis. WRIMCO may make changes to the allocation range for any Pathfinder Portfolio from time to time as appropriate given the risk profile and investment strategies of each Pathfinder Portfolio and in order to achieve each Pathfinder Portfolio’s investment objective.

Listed in the table below are the asset classes and Underlying Funds in which the Pathfinder Portfolios currently may invest and the target allocation ranges for each Pathfinder Portfolio that have been established by WRIMCO as of the date of this Prospectus. While this table is intended to depict the kinds of securities and the general proportions in which each Pathfinder Portfolio invests, over

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time the target asset class and Underlying Fund allocations may change as, in WRIMCO’s judgment, economic and/or market conditions warrant in order for each Pathfinder Portfolio to continue to meet its objective. Even where the target allocation ranges themselves do not change, actual allocations may vary from an established target over the short term. Until a target allocation range is itself changed, day-to-day market activity may cause a Pathfinder Portfolio’s asset allocations to drift from the target. Under ordinary circumstances, WRIMCO will rebalance the assets of each Pathfinder Portfolio each quarter to conform its actual allocations to the target allocations applicable at that time. The Pathfinder Portfolios do not necessarily invest in every asset class or all of the Underlying Funds.

Each Pathfinder Portfolio reserves the right to change its target allocation ranges at any time and without notice. For information about asset class and Underlying Fund allocations, please review the Pathfinder Portfolios’ annual and semiannual reports.

TARGET ALLOCATIONS FOR EACH ASSET CLASS AND UNDERLYING FUND BY PORTFOLIO

	Ivy Funds VIP Pathfinder Aggressive	Ivy Funds VIP Pathfinder Moderately Aggressive	Ivy Funds VIP Pathfinder Moderate	Ivy Funds VIP Pathfinder Moderately Conservative	Ivy Funds VIP Pathfinder Conservative
U.S. STOCKS:	50-60%	45-55%	40-50%	35-45%	30-40%
Ivy Funds VIP Dividend Opportunities	0-25%	15-25%	15-25%	10-20%	10-20%
Ivy Funds VIP Growth	10-20%	10-20%	10-20%	5-15%	5-15%
Ivy Funds VIP Mid Cap Growth	0-10%	0-10%	0-10%	0-10%	0-10%
Ivy Funds VIP Small Cap Growth	0-10%	0-10%	0-10%	0-10%	0-10%
Ivy Funds VIP Small Cap Value	0-10%	0-10%	0-10%	0-10%	0-10%
Ivy Funds VIP Value	0-10%	0-10%	0-10%	0-10%	0-10%
INTERNATIONAL STOCKS:	25-35%	20-30%	15-25%	10-20%	5-15%
Ivy Funds VIP International Core Equity	10-20%	10-20%	5-15%	5-15%	0-10%
Ivy Funds VIP International Growth	10-20%	10-20%	5-15%	5-15%	0-10%
BONDS:	0-20%	0-25%	0-35%	0-35%	0-40%
Ivy Funds VIP Bond	0-20%	0-25%	0-35%	0-35%	0-40%
Ivy Funds VIP High Income	0-10%	0-10%	0-10%	0-5%	0-5%
Ivy Funds VIP Limited-Term Bond	0-15%	0-15%	0-15%	0-10%	0-10%
SHORT-TERM INVESTMENTS:	0-25%	5-35%	10-45%	15-55%	20-65%
Ivy Funds VIP Money Market	0-25%	5-35%	10-45%	15-55%	20-65%

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Set forth below are the asset classes in which the Pathfinder Portfolios may invest and the Underlying Funds which WRIMCO currently has chosen to comprise each of these asset classes. The Pathfinder Portfolios may also invest in other Underlying Funds within each asset class in an effort to meet their respective investment objectives.

Asset Class	Underlying Investments
U.S. Stocks
Large Cap Stocks	Ivy Funds VIP Dividend Opportunities seeks to provide total return.
Ivy Funds VIP Growth seeks to provide growth of capital.
Ivy Funds VIP Value seeks to provide capital appreciation.
Mid Cap Stocks	Ivy Funds VIP Mid Cap Growth seeks to provide growth of capital.
Small Cap Stocks	Ivy Funds VIP Small Cap Growth seeks to provide growth of capital.
Ivy Funds VIP Small Cap Value seeks to provide capital appreciation.
International Stocks	Ivy Funds VIP International Core Equity seeks to provide capital growth and appreciation.
Ivy Funds VIP International Growth seeks to provide growth of capital.
Bonds	Ivy Funds VIP Bond seeks to provide current income consistent with preservation of capital.
Ivy Funds VIP High Income seeks to provide total return through a combination of high current income and capital appreciation.
Ivy Funds VIP Limited-Term Bond seeks to provide current income consistent with preservation of capital.
Short-Term Investments	Ivy Funds VIP Money Market seeks to provide current income consistent with maintaining liquidity and preservation of capital.

Fund of Funds Risks

Each of the Pathfinder Portfolios is a “fund of funds,” which means that it invests substantially all of its assets in a number of other Portfolios rather than investing directly in stocks, bonds and other instruments. As a fund of funds, each Pathfinder Portfolio is subject to the following risks.

Your investment in a Pathfinder Portfolio is subject to all the risks of an investment directly in the Underlying Funds the Pathfinder Portfolio holds. These risks are disclosed for each Underlying Fund earlier in this Prospectus in their respective sections and above in the section entitled “Additional Information about Principal Investment Strategies, Other Investments and Risks.”

A Pathfinder Portfolio’s performance reflects the investment performance of the Underlying Funds it holds. A Pathfinder Portfolio’s performance thus depends both on the allocation of its assets among the various Underlying Funds and the ability of those Underlying Funds to meet their respective investment objectives. WRIMCO may not accurately assess the attractiveness or risk potential of particular Underlying Funds, asset classes, or investment styles.

Each Pathfinder Portfolio invests in a limited number of Underlying Funds and may invest a significant portion of its assets in a single Underlying Fund. Therefore, the performance of a single Underlying Fund can have a significant effect on the performance of a Pathfinder Portfolio and the price of its shares. As with any mutual fund, there is no assurance that any Underlying Fund will achieve its investment objective(s).

One Underlying Fund may purchase the same securities that another Underlying Fund sells. A Pathfinder Portfolio that invests in both Underlying Funds would indirectly bear the costs of these trades.

While an investor may invest in the Underlying Funds (which are also available to Policyowners through their Policies), you should not expect to achieve the same results by investing directly in the Underlying Funds and short-term investments as you would receive by investing in the Pathfinder Portfolios, because the Portfolios offer professional asset allocation and an added measure of diversification. WRIMCO monitors each Pathfinder Portfolio’s holdings and cash flow and periodically adjusts each Pathfinder Portfolio’s mix to keep the Pathfinder Portfolio closely aligned to its investment strategies in changing market conditions. Underlying Funds may be added or removed from a Pathfinder Portfolio’s allocation mix by WRIMCO without notice to investors.

Because you are investing indirectly through the Pathfinder Portfolios, you will bear a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, service and accounting fees), as well as the

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expenses of the particular Pathfinder Portfolio. No front-end sales load or contingent deferred sales charge is charged, either by the Underlying Funds or by the Pathfinder Portfolios. Although the Underlying Funds (other than Ivy Funds VIP Money Market) will charge a Rule 12b-1 fee, the Pathfinder Portfolios do not charge a Rule 12b-1 fee, so there is no duplication of these fees.

Additional Investment Considerations

The objective(s) and investment policies of each Portfolio may be changed by the Trust’s Board of Trustees (Board) without a vote of the Portfolio’s shareholders, unless a policy or restriction is otherwise described as a fundamental policy in the SAI.

Because each Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of each Portfolio’s investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions, and other company and economic news. Performance will also depend on the skill of WRIMCO or the investment subadviser, as applicable (the Investment Manager), in selecting investments. As with any mutual fund, you could lose money on your investment.

Each Portfolio also may invest in and use certain other types of securities and instruments in seeking to achieve its objective(s). For example, each Portfolio (other than Ivy Funds VIP Money Market) may invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Portfolio’s authorized investments and strategies, such as derivative instruments, foreign securities, junk bonds and commodities, including precious metals, involve special risks. Depending on how much a Portfolio invests or uses these strategies, these special risks may become significant.

Certain types of mortgage-backed and asset-backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise of foreclosures on home loans secured by subprime mortgages in recent years. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Portfolio invests in securities that are backed by pools of mortgage loans, the risk to the Portfolio may be significant. Other asset-backed securities also may experience significant valuation uncertainties, increased volatility, and significantly reduced liquidity.

Each Portfolio may actively trade securities in seeking to achieve its objective(s). Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Portfolio’s market capitalization target of the securities in the Portfolio’s holdings and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase realized gains that a Portfolio must distribute.

Each of the Portfolios generally seeks to be fully invested, except to the extent that it takes a temporary defensive position. In addition, at times, the Investment Manager may invest a portion of the Portfolio’s assets in cash or cash equivalents if the Investment Manager is unable to identify and acquire a sufficient number of securities that meet the Investment Manager’s selection criteria for implementing the Portfolio’s investment objective(s), strategies and policies.

You will find more information in the SAI about each Portfolio’s permitted investments and strategies, as well as the restrictions that apply to them.

A description of the Portfolios’ policies and procedures with respect to the disclosure of their securities holdings is available in the SAI.

Portfolio holdings can be found at www.waddell.com. Alternatively, a complete schedule of portfolio holdings of each Portfolio for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

■	On the SEC’s website at http://www.sec.gov.

■	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 202.551.8090.

Information concerning Ivy Funds VIP Money Market’s portfolio holdings is posted at www.waddell.com five business days after the end of each month and remains posted on the website for at least six months thereafter. In addition, information concerning Ivy Funds VIP Money Market’s portfolio holdings is filed on a monthly basis with the SEC on Form N-MFP.

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Defining Risks

Amortized Cost Risk — In the event that the Board determines that the extent of the deviation between Ivy Funds VIP Money Market’s amortized cost per share and its market-based NAV per share could result in material dilution or other unfair results to shareholders, the Board will cause the Portfolio to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including but not limited to, suspending redemption of Portfolio shares or liquidating the Portfolio.

Business Development Company Securities Risk — Because BDCs typically invest in small and medium-sized companies, a BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group. Accordingly, the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs also are subject to management risk, including the ability of the BDC’s management to meet the BDC’s investment objective, and the ability of the BDC’s management to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount to their NAV.

Like an investment in other investment companies, a Portfolio will indirectly bear its proportionate share of any management and other expenses charged by the BDCs in which it invests.

Catalyst Risk — Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case a Portfolio may experience losses.

Commodities Risk — Commodity trading, including trading in precious metals, is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of a Portfolio’s investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, a Portfolio may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments. Moreover, under the Federal tax law, a Portfolio may not derive more than 10% of its annual gross income from gains resulting from selling commodities (and other non-qualifying income). Accordingly, a Portfolio may be required to hold its commodities or sell them at a loss, or to sell portfolio securities at a gain, when for investment reasons it would not otherwise do so.

Company Risk — An individual company may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Concentration Risk — If a Portfolio invests more than 25% of its total assets in a particular industry, the Portfolio’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Credit Risk — An issuer of a debt security (including a mortgage-backed security) or a real estate investment trust (REIT) may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and, therefore, in the NAV of a Portfolio. Also, a change in the quality rating of a debt security or a REIT security can affect the security’s liquidity and make it more difficult to sell. If a Portfolio purchases unrated securities and obligations, it will depend on the Investment Manager’s analysis of credit risk more heavily than usual.

Derivatives Risk — A derivative is a financial instrument whose value or return is “derived,” in some manner, from the price of another security, index, asset, rate or event. Derivatives are traded either on an organized exchange or OTC. Futures contracts, options and swaps are common types of derivatives that a Portfolio (other than Ivy Funds VIP Money Market) may occasionally use. A futures contract is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date. An option is the right to buy or sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A swap is an agreement involving the exchange by a Portfolio (other than Ivy Funds VIP Money Market) with another

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party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. Swaps include options on commodities, caps, floors, collars and certain forward contracts. Some swaps currently are, and more in the future will be, centrally settled (“cleared”).

The use of derivatives presents several risks, including the risk that these instruments may change in value in a manner that adversely affects the Portfolio’s NAV and the risk that fluctuations in the value of the derivatives may not correlate with securities markets or the underlying asset upon which the derivative’s value is based. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of the Investment Manager as to certain anticipated price movements is incorrect, the risk of loss may be greater than if the derivative technique(s) had not been used. Derivatives also may be subject to counterparty risk, which includes the risk that a Portfolio may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction. Certain derivatives can create leverage, which may amplify or otherwise increase a Portfolio’s investment loss, possibly in an amount that could exceed the cost of that instrument or, under certain circumstances, that could be unlimited.

Each Portfolio (other than Ivy Funds VIP Money Market) may enter into credit default swap contracts for hedging or investment purposes. A Portfolio may either sell or buy credit protection under these contracts. Swap instruments may shift a Portfolio’s investment exposure from one type of investment to another. Swap agreements also may have a leverage component, and adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with investing directly in the referenced assets that underlie the swap agreement. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments.

Certain derivatives transactions are not entered into or traded on exchanges or cleared by clearing organizations. Instead, such derivatives may be entered into directly with the counterparty and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty. Where no such counterparty is available for a desired transaction, a Portfolio will be unable to enter into the transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case a Portfolio may be required to hold such instruments until exercise, expiration or maturity. Certain of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and, as a result, a Portfolio would bear greater risk of default by the counterparties to such transactions. When traded on foreign exchanges, derivatives may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments.

The counterparty risk for exchange-traded derivatives is generally less than for privately negotiated or OTC derivatives, since generally an exchange or clearinghouse, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar exchange or clearinghouse guarantee. In all such transactions, the Portfolio bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Portfolio. A Portfolio will enter into transactions in derivative instruments only with counterparties that the Investment Manager reasonably believes are capable of performing under the contract. The Investment Manager may seek to manage counterparty risk in an OTC derivative transaction by entering into bilateral collateral documentation, such as a Credit Support Annex and an accompanying Account Control Agreement, where it is market practice to do so for the particular type of derivative; however, there is no guarantee that such documentation will have the intended effect.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act) resulted in historic and comprehensive statutory reform of derivatives, including the manner in which derivatives are designed, negotiated, reported, executed or cleared and regulated.

The Dodd-Frank Act requires the SEC and the Commodity Futures Trading Commission (CFTC) to establish regulations with respect to security-based swaps (e.g., derivatives based on an equity) and swaps (e.g., derivatives based on a broad-based index or commodity), respectively, and the markets in which these instruments trade. Generally, all futures will continue to be regulated by the CFTC, and all swaps and security-based swaps are subject to CFTC and SEC jurisdiction, respectively. However, security futures, which are futures on a single equity security or a narrow-based securities index, and mixed swaps, which have elements of

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both a swap and a security-based swap, are subject to joint CFTC-SEC jurisdiction. In addition, with respect to security-based swap agreements, which include swaps on a broad-based securities index, the SEC asserts anti-fraud, anti-manipulation and insider trading prohibition jurisdiction, even though the CFTC has regulatory jurisdiction over transactions involving such agreements.

Specifically, the SEC and CFTC are required to mandate by regulation under certain circumstances that certain derivatives, previously traded OTC, be executed in a regulated, transparent market and settled by means of a central clearing house. The Dodd-Frank Act also requires the CFTC or the SEC, in consultation with banking regulators, to establish capital requirements as well as requirements for margin on uncleared derivatives in certain circumstances that will be clarified by rules that the CFTC or SEC will promulgate in the future. All derivatives are to be reported to a swap repository.

The extent and impact of the new regulations are not yet fully known and may not be for some time. Any such changes may, among various possible effects, increase the cost of entering into derivatives transactions, require more assets of a Portfolio to be used for collateral in support of those derivatives than is currently the case, or restrict the ability of a Portfolio to enter into certain types of derivative transactions, or could limit a Portfolio’s ability to pursue its investment strategies.

Emerging Market Risk — Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of those countries may have failed in the past to recognize private property rights and have nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Portfolio’s investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Portfolio’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Energy Industry Risk — Investment risks associated with investing in energy securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental safety regulations, demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.

Extension Risk — Rising interest rates could cause property owners to pay their mortgages more slowly than expected, resulting in slower payments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

Foreign Currency Risk — Foreign securities may be denominated in foreign currencies. The value of a Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk — The Portfolios (other than Ivy Funds VIP Money Market) may use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the Investment Manager’s judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Portfolio’s holdings of securities denominated in a particular currency and the forward contracts entered into by the Portfolio. An imperfect correlation of this type may prevent the Portfolios from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Foreign Exposure Risk — The securities of many companies may have significant exposure to foreign markets as a result of the company’s operations, products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which

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the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

Foreign Securities Risk — Investing in foreign securities involves a number of economic, financial, legal, and political considerations that are not associated with the U.S. markets and that could affect a Portfolio’s performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the United States. Foreign investing also may involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

Other factors that can affect the value of a Portfolio’s foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform and/or stringent accounting, auditing and financial reporting standards. It also may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions also may be delayed due to local restrictions or communication problems, which can cause a Portfolio to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

To the extent that a Portfolio invests in sovereign debt instruments, the Portfolio is subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Portfolio may have limited recourse against the issuing government or agency. Financial markets have recently experienced, and may continue to experience, increased volatility due to the uncertainty surrounding the sovereign debt of certain European countries.

Fund of Funds Risk — The ability of the Portfolio to meet its investment objectives is directly related to its target allocations among the Underlying Funds and the ability of those funds to meet their investment objectives. The Portfolio’s share price will likely change daily based on the performance of the Underlying Funds.

Global Natural Resources Industry Risk — Investment risks associated with investing in global natural resources securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed by natural resource companies in complying with environmental and safety regulations, changes in supply of, or demand for, various natural resources, changes in energy prices, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters.

Growth Stock Risk — Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Holdings Risk — If a Portfolio typically holds a small number of stocks, or if a Portfolio’s manager(s) tend to invest a significant portion of a Portfolio’s total assets in a limited number of stocks, the appreciation or depreciation of any one security held by the Portfolio will have a greater impact on the Portfolio’s NAV than it would if the Portfolio invested in a larger number of securities or if the Portfolio’s manager(s) invested a greater portion of the Portfolio’s total assets in a larger number of stocks. Although that strategy has the potential to generate attractive returns over time, it also may increase the Portfolio’s volatility.

Initial Public Offering Risk — Investments in IPOs can have a significant positive impact on a Portfolio’s performance; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. For example, a Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, a Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. To the extent that IPOs have a significant impact on a Portfolio’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs on a Portfolio is also likely to decline as the Portfolio grows.

Interest Rate Risk — The value of a debt security, mortgage-backed security or other fixed-income obligation, as well as of shares of mortgage REITs, may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or other fixed-income obligation, as well as of shares of mortgage REITs, generally increases. Long-term debt securities, mortgage-backed securities and other fixed-income obligations are generally more sensitive to interest rate changes than short-term debt securities. A Portfolio may experience a decline in its income due to falling interest rates.

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In general, a portfolio of debt, mortgage-related and asset-backed securities and other fixed-income obligations experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Portfolio’s duration of its portfolio of debt, mortgage-related and asset-backed securities and other fixed-income obligations. Duration measures the relative price sensitivity of a security to changes in interest rates. “Effective” duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Portfolio holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Investment Company Securities Risk — The risks of investment in other investment companies typically reflect the risks of the types of securities in which the investment companies invest. As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees.

Certain Portfolios may invest in ETFs as a means of tracking the performance of a designated stock index while maintaining liquidity or to gain exposure to precious metals and other commodities without purchasing them directly. Since many ETFs are a type of investment company, a Portfolio’s purchases of shares of such ETFs are subject to the Portfolio’s investment restrictions regarding investments in other investment companies.

ETFs have a market price that reflects a specified fraction of the value of the designated index or underlying basket of commodities or commodities futures and are exchange-traded. As with other equity securities transactions, brokers charge a commission in connection with the purchase and sale of shares of ETFs and closed-end funds. In addition, an asset management fee is charged in connection with the management of the ETF’s or the closed-end fund’s portfolio (which is in addition to the investment management fee paid by a Portfolio).

Investments in an ETF or a closed-end fund generally present the same primary risks as investments in conventional funds, which are not exchange-traded. The price of an ETF or a closed-end fund can fluctuate, and a Portfolio could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s or a closed-end fund’s shares may trade at a premium or discount to its NAV; (ii) an active trading market for an ETF’s or a closed-end fund’s shares may not develop or be maintained; or (iii) trading of an ETF’s or a closed-end fund’s shares may be halted if the listing exchange officials determine such action to be appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Large Company Risk — Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

Liquidity Risk — Generally, a security is liquid if a Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, a Portfolio may not be able to dispose of illiquid securities at a favorable time or price.

Loan Risk — In addition to the risks typically associated with fixed-income securities, loans (including loan assignments, loan participations and other loan instruments) carry other risks, including the risk of insolvency of the lending bank or other intermediary. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market. In the event the borrower defaults, a Portfolio’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. There is a risk that the value of the collateral securing the loan may decline after a Portfolio invests and that the collateral may not be sufficient to cover the amount owed to the Portfolio. If the loan is unsecured, there is no specific collateral on which the Portfolio can foreclose. In addition, if a secured loan is foreclosed, a Portfolio may bear the costs and liabilities associated with owning and disposing of the collateral, including the risk that collateral may be difficult to sell.

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Loans may be subject to restrictions on resale and sometimes trade infrequently on the secondary market. As a result, valuing a loan can be more difficult, and buying and selling a loan at an acceptable price can be more difficult or delayed, than other investments. Difficulty in selling a loan can result in a loss. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions. Certain loans may not be considered “securities,” and purchasers, such as a Portfolio, therefore may not be entitled to rely on the strong anti-fraud protections of the Federal securities laws. With loan participations, a Portfolio may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly, so that delays and expense may be greater than those that would be involved if a Portfolio could enforce its rights directly against the borrower.

Low-Rated Securities Risk — In general, low-rated debt securities (commonly referred to as “high-yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken a Portfolio’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.

Management Risk — The Investment Manager applies a Portfolio’s investment strategies and selects securities for the Portfolio in seeking to achieve the Portfolio’s investment objective(s). Securities selected by the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to the investment objective(s) of the Portfolio. In general, investment decisions made by the Investment Manager may not produce the anticipated returns, may cause the Fund’s shares to lose value or may cause the Portfolio to perform less favorably than other mutual funds with investment objectives similar to the investment objective(s) of the Portfolio.

Market Risk — All securities and other investments may be subject to adverse trends in the markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. The value of assets or income from a Portfolio’s investments may be adversely affected by inflation or changes in the market’s expectations regarding inflation. In addition, prices are affected by the outlook for overall corporate profitability. In the municipal securities markets, securities backed by current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue collection from the project or asset. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Liquidity in some markets has decreased and credit has become scarcer worldwide. Recent regulatory changes, including the Dodd-Frank Act and the introduction of new international capital and liquidity requirements under the Basel III Accords (Basel III), may cause lending activity within the financial services sector to be constrained for several years as Basel III rules phase in and rules and regulations are promulgated and interpreted under the Dodd-Frank Act. These market conditions may continue or deteriorate further and may add significantly to the risk of short-term volatility in a Portfolio. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken a number of steps in an attempt to support financial markets. Withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces or to project the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Changes in market conditions will not have the same impact on all types of securities.

In addition, since 2010, the risks of investing in certain foreign government debt have increased dramatically as a result of the ongoing European debt crisis, which began in Greece and has begun to spread throughout various other European countries. These debt crises and the ongoing efforts of governments around the world to address these debt crises have also resulted in increased volatility and uncertainty in the global securities markets and it is impossible to predict the effects of these or similar events in the future on the Portfolios, though it is possible that these or similar events could have a significant adverse impact on the value and risk profile of the Portfolios.

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Mid Size Company Risk — Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid capitalization companies may be more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns.

MLP Risk — Investments in securities of an MLP involve risks that differ from investments in common stocks, including, among others, risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks, and others.

Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

Distributions from an MLP may consist in part of a return of the amount originally invested, which would not be taxable to the extent the distributions do not exceed the investor’s adjusted basis in its MLP interest.

Money Market Fund Regulatory Risk — As a money market fund, Ivy Funds VIP Money Market is subject to the specific rules governing money market funds as well as otherwise subject to regulation by the SEC. Government agencies, including the SEC in particular, continue to evaluate the rules governing money market funds. It is possible that changes to the rules governing money market funds could significantly affect the money market fund industry generally and, therefore, the operation or performance of the Portfolio.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to reinvestment risk. When interest rates decline, unscheduled payments can be expected to accelerate, and a Portfolio may be required to reinvest the proceeds of the payments at the lower interest rates then available. Unscheduled payments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of such securities, and cause their value to decline more than traditional fixed-income securities. If a Portfolio purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool, the Portfolio, as a holder of those securities, may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated securities, reducing the values of those securities, or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Private Placements and Other Restricted Securities Risk — Restricted securities, which include private placements, are securities that are subject to legal or contractual restrictions on resale, and there can be no assurance of a ready market for resale. A Portfolio could find it difficult to sell privately placed securities and other restricted securities when the Investment Manager believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid or less than the fair market value. At times, it also may be difficult to determine the fair value of such securities for purposes of computing the NAV of a Portfolio.

Real Estate Industry Risk — Investment risks associated with investing in real estate securities, in addition to other risks, include rental income fluctuation, depreciation, property tax value changes, differences in real estate market values, overbuilding and extended vacancies, increased competition, operating expenses or zoning laws, costs of environmental clean-up or damages from natural disasters, cash flow fluctuations, and defaults by borrowers.

Reinvestment Risk — Income from a Portfolio’s debt securities may decline if the Fund invests the proceeds from matured, traded, prepaid or called securities in securities with interest rates lower than the current earnings rate of the Portfolio’s holdings. For example, debt securities with high relative interest rates may be paid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate (commonly referred to as optional call risk). As well, falling interest

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rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Portfolio may have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline in the Portfolio’s investment income.

REIT-Related Risk — The value of a Portfolio’s securities in a REIT may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds, loss of REIT Federal tax status (and failure to qualify for tax-free pass-through treatment under the Code) or changes in laws and/or rules related to that status or the REIT’s failure to maintain its exemption from registration under the 1940 Act. As well, the Portfolio may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.

REOC-Related Risk — A REOC is similar to an equity REIT in that it owns and operates commercial real estate, but unlike a REIT it has the freedom to retain all its funds from operations and, in general, faces fewer restrictions than a REIT. REOCs do not pay any specific level of income as dividends, if at all, and there is no minimum restriction on the number of owners nor limits on ownership concentration. The value of a Portfolio’s REOC securities may be adversely affected by certain of the same factors that adversely affect REITs. In addition, a corporate REOC does not qualify for the Federal tax treatment that is accorded a REIT. In addition, the Portfolio may experience a decline in its income from REOC securities due to falling interest rates or decreasing dividend payments.

Science and Technology Industry Risk — Investment risks associated with investing in science and technology securities, in addition to other risks, include a company’s operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, and aggressive pricing of products and services, as well as new market entrants and obsolescence of existing technology.

Sector Risk — At times, a Portfolio may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Portfolio more vulnerable to unfavorable developments in that economic sector than portfolios that invest more broadly.

Small Company Risk — Securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations, and such securities may be more affected than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Subsidiary Investment Risk — By investing in the Subsidiary, Ivy Funds VIP Asset Strategy is exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and is not subject to all of the investor protections of the 1940 Act. Thus, the Portfolio, as an investor in the Subsidiary, would not have all of the protections offered to investors in registered investment companies. However, because the Portfolio wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are managed by WRIMCO, it is unlikely that the Subsidiary would take action contrary to the interests of the Portfolio or the Portfolio’s shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Portfolio and the Subsidiary are organized, respectively, could result in the inability of the Portfolio and/or the Subsidiary to operate as intended and could negatively affect the Portfolio and its shareholders. Although under the federal tax law, the Portfolio may not earn more than 10% of its annual gross income from gains resulting from selling commodities (and other non-qualifying income), the Portfolio has received an opinion of counsel, which is not binding on the Internal Revenue Service or the courts, that income the Portfolio receives from the Subsidiary should constitute qualifying income.

U.S. Government Securities Risk — Securities that are issued or guaranteed by Federal agencies or authorities or by U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by Freddie Mac, Fannie Mae and FHLB are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer. As a result, such securities are subject to greater credit risk than securities backed by the full faith and credit of the U.S. government.

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Value Stock Risk — Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the Investment Manager, undervalued. The value of a security believed by the Investment Manager to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

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The Management of the Portfolios

Portfolio Management

The Portfolios are managed by WRIMCO, subject to the authority of the Board. WRIMCO provides investment advice to each of the Portfolios and supervises each Portfolio’s investments. WRIMCO and/or its predecessor have served as investment manager to the Portfolios since their inception and to each of the registered investment companies within Waddell & Reed Advisors Funds and InvestEd Portfolios since their inception. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. WRIMCO had approximately $40.3 billion in assets under management as of December 31, 2012.

Advantus Capital Management, Inc. (Advantus Capital), an investment adviser located at 400 Robert Street North, St. Paul, Minnesota 55101, serves as investment subadviser to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Funds VIP Real Estate Securities pursuant to an agreement with WRIMCO. Since its inception in 1985, Advantus Capital and its predecessor have provided investment advisory services for mutual funds and have managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life). Both Advantus Capital and Minnesota Life are wholly owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of Minnesota Mutual Companies, Inc., a mutual insurance holding company. Personnel of Advantus Capital also manage Minnesota Life’s investment portfolios. Advantus Capital had approximately $26 billion in assets under management as of December 31, 2012.

Mackenzie Financial Corporation (Mackenzie), 180 Queen Street West, Toronto, Ontario, Canada M5V 3K1, serves as the investment subadviser to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Funds VIP Global Natural Resources pursuant to an agreement with WRIMCO. Mackenzie Investments was founded in 1967, and is a leading investment management firm in Toronto, providing investment advisory and related services, with approximately $61.5 billion USD in assets under management as of December 31, 2012.

Wall Street Associates, LLC (WSA), located at La Jolla Financial Building, Suite 100, 1200 Prospect Street, La Jolla, California 92037, serves as the investment subadviser to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Funds VIP Micro Cap Growth pursuant to an agreement with WRIMCO. WSA had approximately $1.0 billion in assets under management as of December 31, 2012.

Ivy Funds VIP Asset Strategy: Michael L. Avery and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Ivy Funds VIP Asset Strategy. Mr. Avery has held his responsibilities for Ivy Funds VIP Asset Strategy since January 1997. He is Executive Vice President of WRIMCO and Ivy Investment Management Company (IICO), an affiliate of WRIMCO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Avery has served as President of Waddell & Reed Financial, Inc. (WDR), since January 2010. He formerly served as Chief Investment Officer (CIO) of WDR from June 2005 until February 2011 and formerly served as CIO of WRIMCO and IICO from June 2005 until August 2010. Mr. Avery has also served as portfolio manager for investment companies managed by WRIMCO since February 1994, and has been an employee of such since June 1981. He held the position of Director of Equity Research for IICO and for WRIMCO and its predecessor from August 1987 through June 2005. Mr. Avery earned a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Caldwell has held his responsibilities for Ivy Funds VIP Asset Strategy since January 2007. His investment research responsibilities are concentrated in asset managers, brokers and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003 he was appointed an investment analyst, and in June 2005 was named assistant portfolio manager for the Portfolio, as well as two other funds managed by WRIMCO or IICO. Mr. Caldwell is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University. He is currently pursuing the Chartered Financial Analyst designation.

Daniel J. Vrabac, formerly a manager of the Portfolios along with Messrs. Avery and Caldwell, is now focusing on portfolio management responsibilities for the global bond funds which are managed by WRIMCO and IICO. While no longer responsible for day-to-day management of Ivy Funds VIP Asset Strategy, Mr. Vrabac continues to provide input to Ivy Funds VIP Asset Strategy on the global fixed income markets, currencies and trading, which were among his principal responsibilities as a portfolio manager of Ivy Funds VIP Asset Strategy.

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Ivy Funds VIP Balanced: Cynthia P. Prince-Fox is primarily responsible for the day-to-day management of Ivy Funds VIP Balanced. Ms. Prince-Fox has held her responsibilities for Ivy Funds VIP Balanced since the Portfolio’s inception in July 1994. She is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. As well, Ms. Prince-Fox served as Chief Investment Officer of Austin, Calvert & Flavin, Inc., a former affiliate of WRIMCO, from November 2004 to July 2009 and, previously, as Co-Chief Investment Officer for Austin, Calvert & Flavin, Inc. from February 2002 to November 2004. She has also served as portfolio manager for investment companies managed by WRIMCO since January 1993. Ms. Prince-Fox earned a BBA degree in Finance from St. Mary’s University at San Antonio, Texas, and has earned an MBA with an emphasis in Finance from Rockhurst College.

Ivy Funds VIP Bond: Mark Otterstrom is primarily responsible for the day-to-day management of Ivy Funds VIP Bond. Mr. Otterstrom has held his responsibilities for Ivy Funds VIP Bond since August 2008. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. He has served as portfolio manager for investment companies managed by WRIMCO since June 2000, and has been an employee of such since May 1987. Mr. Otterstrom earned a BS in finance from the University of Tulsa, and an MBA in finance from the University of Missouri at Kansas City. He is a Chartered Financial Analyst.

Ivy Funds VIP Core Equity: Erik R. Becker and Gustaf C. Zinn are primarily responsible for the day-to-day management of Ivy Funds VIP Core Equity, and both have held their Portfolio responsibilities since July 2006. Mr. Becker joined WRIMCO in 1999 as an investment analyst and had served as an assistant portfolio manager for Ivy Funds VIP Core Equity since 2003. He has served as a portfolio manager since February 2006, in addition to his duties as a research analyst. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Becker earned a BBA degree in finance, investment and banking and an MS in finance from the University of Wisconsin-Madison. He is a Chartered Financial Analyst.

Mr. Zinn has been an employee of WRIMCO since 1998 and had served as assistant portfolio manager for funds managed by IICO or WRIMCO since July 2003, in addition to his duties as a research analyst, and has served as a portfolio manager since February 2006. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. He earned a BBA degree and a Masters of Finance from the University of Wisconsin-Madison. He is a Chartered Financial Analyst.

Ivy Funds VIP Dividend Opportunities and Ivy Funds VIP Energy: David P. Ginther is primarily responsible for the day-to-day management of Ivy Funds VIP Dividend Opportunities and Ivy Funds VIP Energy. He has held his responsibilities since the inception of Ivy Funds VIP Dividend Opportunities in December 2003 and since the inception of Ivy Funds VIP Energy in May 2006. Mr. Ginther is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. He has been an employee of WRIMCO since 1995. Mr. Ginther holds a BS degree in accounting from Kansas State University, and has earned the designation of Certified Public Accountant.

Ivy Funds VIP Global Bond: Mark G. Beischel and Daniel J. Vrabac are primarily responsible for the day-to-day management of Ivy Funds VIP Global Bond, and each has held his Portfolio responsibilities since the inception of the Portfolio in August 2010. Mr. Beischel is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Beischel has served as Global Director of Fixed Income of WRIMCO and IICO since June 2011. Mr. Beischel has served as assistant portfolio manager for investment companies managed by WRIMCO since 2000, and has been an employee of such since 1998. He earned a BA degree in Business Management from the University of Wisconsin at Eau Claire, and an MBA with emphasis in finance from the University of Denver. Mr. Beischel is a Chartered Financial Analyst.

Mr. Vrabac is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Vrabac has been an employee of WRIMCO since 1994. He earned a BA degree in economics from Duquesne University, and holds an MBA with emphasis on Investments and Finance from Indiana University.

Ivy Funds VIP Global Natural Resources: Frederick Sturm, a Senior Vice President of Mackenzie, is primarily responsible for the day-to-day management of Ivy Funds VIP Global Natural Resources. He has managed the Portfolio since its inception in April 2005. Mr. Sturm is also primarily responsible for the day-to-day management of Ivy Global Natural Resources Fund, whose investment manager is IICO. Mr. Sturm joined Mackenzie in 1983. He holds a degree in commerce and finance from the University of Toronto. Mr. Sturm is a Chartered Financial Analyst.

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Ivy Funds VIP Growth: Daniel P. Becker and Philip J. Sanders are primarily responsible for the day-to-day management of Ivy Funds VIP Growth. Mr. Becker has held his responsibilities for Ivy Funds VIP Growth since June 2006. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Becker has been an employee of WRIMCO and its predecessor since October 1989, initially serving as an investment analyst, and has served as a portfolio manager for WRIMCO since January 1997. He earned a BS degree in Mathematical Economics from the University of Wisconsin, and holds an MS degree with an emphasis in Finance, Investments and Banking from the University of Wisconsin Graduate School of Business. Mr. Becker is a Chartered Financial Analyst.

Mr. Sanders has held his responsibilities for Ivy Funds VIP Growth since August 1998. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. Effective August 2010, Mr. Sanders was appointed CIO of WRIMCO and IICO and effective February 2011, he was appointed CIO of WDR. Mr. Sanders joined WRIMCO in August 1998 and has served as a portfolio manager for funds managed by WRIMCO since that time. He earned a BA in economics from the University of Michigan and an MBA from the University of North Carolina at Charlotte. Mr. Sanders is a Chartered Financial Analyst.

Ivy Funds VIP High Income: William M. Nelson is primarily responsible for the day-to-day management of Ivy Funds VIP High Income. Mr. Nelson has held his responsibilities for Ivy Funds VIP High Income since January 1999. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for another investment company for which WRIMCO serves as investment manager. Mr. Nelson has been an employee of WRIMCO since January 1995. He earned a BS in business administration from Bucknell University in Lewisburg, Pennsylvania, and an MBA in finance and marketing from the University of Connecticut.

Ivy Funds VIP International Core Equity: John C. Maxwell is primarily responsible for the day-to-day management of Ivy Funds VIP International Core Equity and has held his Fund responsibilities since May 27, 2009, when WRIMCO assumed direct investment management responsibilities of the Fund’s portfolio from Templeton Investment Counsel, LLC, the Fund’s former investment subadvisor. Mr. Maxwell is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. He joined WRIMCO in 1998 initially serving as an investment analyst and has served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003 and has served as a portfolio manager since February 2006. In 2004, Mr. Maxwell began assisting the international group of IICO and WRIMCO as an investment analyst. Mr. Maxwell earned a BS degree from the University of Kentucky, and an MBA from the Johnson Graduate School of Management, Cornell University. He is a Chartered Financial Analyst.

Ivy Funds VIP International Growth: Chace Brundige is primarily responsible for the day-to-day management of Ivy Funds VIP International Growth. Mr. Brundige has held his responsibilities for Ivy Funds VIP International Growth since January 2009. In 2003, he joined WRIMCO as an assistant portfolio manager for the large cap growth equity team, and became a portfolio manager in February 2006. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Brundige holds a BS degree in finance from Kansas State University, and has earned an MBA with an emphasis in finance and accounting from the University of Chicago Graduate School of Business. Mr. Brundige is a Chartered Financial Analyst.

Ivy Funds VIP Limited-Term Bond: Mark Otterstrom is primarily responsible for the day-to-day management of Ivy Funds VIP Limited-Term Bond, and has held his Portfolio responsibilities since the inception of the Portfolio in August 2010. Mr. Otterstrom is also the portfolio manager for Ivy Funds VIP Bond, and his biographical information is listed in the disclosure for Ivy Funds VIP Bond.

Ivy Funds VIP Micro Cap Growth: The WSA Investment Team is primarily responsible for the day-to-day management of Ivy Funds VIP Micro Cap Growth. The WSA Investment Team consists of William Jeffery III, Kenneth F. McCain, Paul J. Ariano, Paul K. LeCoq, Luke A. Jacobson and Alexis C. Waadt. The WSA Investment Team is also primarily responsible for the day-to-day management of Ivy Micro Cap Growth Fund, whose investment manager is IICO. Messrs. Jeffery and McCain are the Founding Principals of WSA and have held their responsibilities for the Portfolio since the inception of the predecessor fund in October 1997. They have worked together managing smaller capitalization growth equities for 33 years. Mr. Jeffery earned both a BA in Finance and an MBA from the University of Michigan. Mr. McCain earned a BA in Political Science and an MBA in Finance from San Diego State University. Messrs. Ariano and LeCoq each assumed their management responsibilities for the Portfolio in January 2005.

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Mr. Ariano joined the firm in 1995 as an analyst. Mr. Ariano earned a BBA, Business Administration from the University of San Diego, and an MS in Finance from San Diego State University. Mr. Ariano is a CFA Charter holder. Mr. LeCoq joined the firm in 1999. He earned a BA in Economics from Pacific Lutheran University and an MBA in Finance from the University of Chicago. Mr. Jacobson assumed his management responsibilities for the Portfolio in January 2012. He joined the firm in 2004. Mr. Jacobson earned a BS in Finance from the University of Missouri and is a CFA Charter holder. Ms. Waadt assumed her management responsibilities for the Portfolio in January 2013. Ms. Waadt joined the firm in February 1997. She earned a BA in Economics from the University of California, San Diego and an MBA in Finance at San Diego State University.

Ivy Funds VIP Mid Cap Growth: Kimberly A. Scott is primarily responsible for the day-to-day management of Ivy Funds VIP Mid Cap Growth. She has managed Ivy Funds VIP Mid Cap Growth since its inception in April 2005. Ms. Scott is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. Ms. Scott has served as a portfolio manager for investment companies managed by WRIMCO since February 2001. She served as an investment analyst with WRIMCO from April 1999 to February 2001. Ms. Scott joined WRIMCO in April 1999. She earned a BS degree in microbiology from the University of Kansas, and holds an MBA from the University of Cincinnati. Ms. Scott is a Chartered Financial Analyst.

Ivy Funds VIP Money Market: Mira Stevovich is primarily responsible for the day-to-day management of Ivy Funds VIP Money Market. Ms. Stevovich has held her responsibilities for Ivy Funds VIP Money Market since May 1998. She is Vice President of WRIMCO and IICO, Vice President and Assistant Treasurer of the Trust, and Vice President and Assistant Treasurer of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. Ms. Stevovich has been an employee of WRIMCO and its predecessor since March 1987. She earned a BA degree from Colorado Womens College, and holds an MA degree in Soviet and East European Studies and an MBA degree from the University of Kansas. She is a Chartered Financial Analyst.

Ivy Funds VIP Real Estate Securities: Joseph R. Betlej and Lowell R. Bolken are primarily responsible for the day-to-day management of Ivy Funds VIP Real Estate Securities. Messrs. Betlej and Bolken are also primarily responsible for the day-to-day management of Ivy Real Estate Securities Fund, whose investment manager is IICO. Mr. Betlej has held his responsibilities for Ivy Funds VIP Real Estate Securities since the inception of the Portfolio in May 2004. He is Vice President and Portfolio Manager of Advantus Capital. He has been in the real estate industry since 1984 and has been with Advantus Capital since 1987. Mr. Betlej earned a BA in Architecture from the University of Minnesota and a MS in Real Estate Appraisal and Investment Analysis from the University of Wisconsin at Madison. He is a Chartered Financial Analyst.

Mr. Bolken has held his responsibilities for Ivy Funds VIP Real Estate Securities since April 2006. He has been an Associate Portfolio Manager with Advantus Capital September 2005. From April 2001 to September 2005, he was Managing Director and Manager, Corporate Bond Research, Dain Rauscher, Inc.

Ivy Funds VIP Science and Technology: Zachary H. Shafran is primarily responsible for the day-to-day management of Ivy Funds VIP Science and Technology. Mr. Shafran has held his responsibilities for Ivy Funds VIP Science and Technology since February 2001. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. Effective April 2010, Mr. Shafran was appointed the Global Director of Equity and Fixed Income Research for WRIMCO and IICO. Mr. Shafran has served as a portfolio manager for investment companies managed by WRIMCO or IICO since January 1996. He served as an investment analyst with WRIMCO and its predecessor from June 1990 to January 1996. Mr. Shafran earned a Bachelor of Business Administration and an MBA from the University of Missouri at Kansas City.

Ivy Funds VIP Small Cap Growth: Kenneth G. McQuade is primarily responsible for the day-to-day management of Ivy Funds VIP Small Cap Growth. Mr. McQuade has held his responsibilities for Ivy Funds VIP Small Cap Growth since March 2006. Mr. McQuade joined Waddell & Reed in 1997 as an investment analyst. He was an assistant portfolio manager of separately managed small cap accounts from August 2003 until March 2010. Mr. McQuade is Vice President of WRIMCO and IICO and Vice President of the Trust. He earned a BS degree in finance from Bradley University.

Ivy Funds VIP Small Cap Value: Christopher J. Parker is primarily responsible for the day-to-day management of Ivy Funds VIP Small Cap Value. He has held his responsibilities for Ivy Funds VIP Small Cap Value since September 2011. He is Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for another investment company for which IICO serves as investment manager. Mr. Parker joined WRIMCO in January 2008 as an investment analyst. He served as Assistant Vice President and assistant portfolio manager for investment companies managed by WRIMCO and IICO from July 2010

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until August 2011. He earned a BS degree in finance from Boston College and an MBA with concentrations in finance and management/strategy from Northwestern University, Kellogg Graduate School of Management. Mr. Parker is a Chartered Financial Analyst.

Ivy Funds VIP Value: Matthew T. Norris is primarily responsible for the day-to-day management of Ivy Funds VIP Value. He has held his responsibilities for Ivy Funds VIP Value since July 2003. Mr. Norris is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. From June 2005 until April 2010, he served as Director of Equity Research for WRIMCO and IICO. From January 2000 to June 2003, Mr. Norris was a Portfolio Manager for Advantus Capital. He joined Advantus Capital in December 1997, first serving as an Analyst and later as a Senior Analyst. He earned a BS degree from the University of Kansas, and an MBA from the University of Nebraska-Omaha. Mr. Norris is a Chartered Financial Analyst.

Ivy Funds VIP Pathfinder Aggressive, Ivy Funds VIP Pathfinder Moderately Aggressive, Ivy Funds VIP Pathfinder Moderate, Ivy Funds VIP Pathfinder Moderately Conservative and Ivy Funds VIP Pathfinder Conservative: Michael L. Avery is primarily responsible for the day-to-day management of each of the Pathfinder Portfolios and has held his responsibilities since the inception of each Pathfinder Portfolio. Mr. Avery is also a portfolio manager for Ivy Funds VIP Asset Strategy, and his biographical information is listed in the disclosure for Ivy Funds VIP Asset Strategy.

Additional information regarding the portfolio managers, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities, is included in the SAI.

Other members of WRIMCO’s investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

Management and Other Fees

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio’s assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio (except for the Pathfinder Portfolios) pays a management fee to WRIMCO for providing investment advice and supervising its investments. No management fees are charged by WRIMCO for managing the investments of the Pathfinder Portfolios. Each Portfolio also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

Ivy Funds VIP Money Market: 0.40% of net assets.

Ivy Funds VIP Bond: Effective August 6, 2007: 0.475% of net assets up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion.

Ivy Funds VIP Limited-Term Bond: 0.50% of net assets up to $500 million, 0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over $1.5 billion.

Ivy Funds VIP Global Bond and Ivy Funds VIP High Income: 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion.

Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Growth and Ivy Funds VIP Value: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Ivy Funds VIP Energy, Ivy Funds VIP International Growth, Ivy Funds VIP International Core Equity, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth and Ivy Funds VIP Small Cap Value: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Ivy Funds VIP Real Estate Securities: 0.90% of net assets up to $1 billion, 0.87% of net assets over $1 billion and up to $2 billion, 0.84% of net assets over $2 billion and up to $3 billion, and 0.80% of net assets over $3 billion.

Ivy Funds VIP Micro Cap Growth: 0.95% of net assets up to $1 billion, 0.93% of net assets over $1 billion and up to $2 billion, 0.90% of net assets over $2 billion and up to $3 billion, and 0.86% of net assets over $3 billion.

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Ivy Funds VIP Global Natural Resources: 1.00% of net assets up to $500 million, 0.85% of net assets over $500 million and up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Effective October 1, 2006, and at least through September 30, 2016, the investment management fee rates for certain Portfolios are reduced pursuant to a management fee waiver as follows:

Ivy Funds VIP Bond (prior to August 6, 2007): 0.485% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion.

Ivy Funds VIP High Income: 0.575% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion.

Ivy Funds VIP Asset Strategy and Ivy Funds VIP Value: 0.69% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Ivy Funds VIP Core Equity: 0.65% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Ivy Funds VIP Growth: 0.67% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Ivy Funds VIP International Growth: 0.82% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Science and Technology and Ivy Funds VIP Small Cap Growth: 0.83% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

WRIMCO uses a portion of the management fees it receives from a Portfolio to pay that Portfolio’s investment subadviser, as applicable.

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For the fiscal year ended December 31, 2012, management fees (net of waivers) for each Portfolio as a percent of each such Portfolio’s average net assets are as follows:

	Net Management Fees Paid
Ivy Funds VIP Asset Strategy	0.68%
Ivy Funds VIP Balanced	0.70%
Ivy Funds VIP Bond	0.47%
Ivy Funds VIP Core Equity	0.65%
Ivy Funds VIP Dividend Opportunities	0.70%
Ivy Funds VIP Energy	0.85%
Ivy Funds VIP Global Bond	0.00%	*
Ivy Funds VIP Global Natural Resources	1.00%
Ivy Funds VIP Growth	0.67%
Ivy Funds VIP High Income	0.58%
Ivy Funds VIP International Core Equity	0.85%
Ivy Funds VIP International Growth	0.82%
Ivy Funds VIP Limited-Term Bond	0.50%
Ivy Funds VIP Micro Cap Growth	0.95%
Ivy Funds VIP Mid Cap Growth	0.83%
Ivy Funds VIP Money Market	0.30%	**
Ivy Funds VIP Real Estate Securities	0.89%
Ivy Funds VIP Science and Technology	0.83%
Ivy Funds VIP Small Cap Growth	0.83%
Ivy Funds VIP Small Cap Value	0.85%
Ivy Funds VIP Value	0.68%

*	For Portfolios managed solely by WRIMCO, WRIMCO has voluntarily agreed to waive its management fee for any day that a portfolio’s net assets are less than $25 million, subject to WRIMCO’s right to change or modify this waiver.

**	In light of current market conditions, WRIMCO has voluntarily agreed to waive and/or reimburse sufficient expenses of Ivy Funds VIP Money Market to the extent necessary to maintain a yield of not less than zero. There is no guarantee that Ivy Funds VIP Money Market will maintain such a yield. WRIMCO may amend or terminate this voluntary waiver and/or reimbursement at any time without prior notice to shareholders.

A discussion regarding the basis of the approval by the Board of the renewal of the advisory contract of each of the Portfolios is available in the Trust’s Annual Report to Shareholders for the period ended December 31, 2012.

The Trust has adopted a Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Portfolio (except for Ivy Funds VIP Money Market and the Pathfinder Portfolios) may pay daily a fee to Waddell & Reed, Inc. (Waddell & Reed), an affiliate of WRIMCO and the Trust’s principal underwriter, in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate Waddell & Reed and unaffiliated third parties for amounts expended in connection with the provision of personal services to Policyowners. These fees are paid out of the Portfolio’s assets on an on-going basis, and over time, these fees will increase the cost of the investment and may cost you more than paying other types of sales charges. Waddell & Reed has voluntarily agreed to waive sufficient 12b-1 fees for Ivy Funds VIP Mid Cap Growth to cap the expenses for that Portfolio at 1.10%. Waddell & Reed may amend or terminate this voluntary waiver at any time without prior notice to shareholders.

In addition to commissions, Nationwide Life Insurance Company (Nationwide) and Minnesota Life Insurance Company (Minnesota Life) each pay Waddell & Reed compensation for providing administrative and marketing services. Nationwide pays compensation to Waddell & Reed on a monthly basis in an amount equal to 0.238% annually of the average daily account value of all variable annuity assets for Nationwide products distributed by Waddell & Reed prior to January 1, 2012, and 0.22% annually of the average daily account value of all variable annuity assets for Nationwide products distributed by Waddell & Reed after January 1, 2012. Minnesota Life pays compensation to Waddell & Reed on a quarterly basis in an amount equal to 0.25% annually of the average daily account value of all variable annuity assets for products distributed by Waddell & Reed.

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Regulatory Matters

On July 24, 2006, WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (collectively, W&R) reached a settlement with the SEC to resolve proceedings brought in connection with its investigation of frequent trading and market timing in certain funds within Waddell & Reed Advisors Funds.

Under the terms of the SEC’s cease-and desist order (SEC Order), pursuant to which W&R neither admitted nor denied any of the findings contained therein, among other provisions W&R agreed to pay $40 million in disgorgement and $10 million in civil money penalties.

The SEC Order further requires that the $50 million in settlement amounts will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with W&R, and that is agreed to by the SEC staff and for which the distribution methodology is acceptable to the Funds’ Disinterested Trustees. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which shareholders of certain Funds shall receive their proportionate share of losses, if any, suffered by those Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order. A copy of the SEC Order is available on the SEC’s website at http://www.sec.gov.

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Buying and Selling Portfolio Shares

WHO CAN BUY SHARES OF THE PORTFOLIOS

Shares of the Portfolios are currently sold to the separate accounts of Participating Insurance Companies (Variable Accounts) to fund benefits payable under the Policies under the Trust’s “Mixed and Shared” Exemptive Order (Order). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio is known as “mixed funding.” Shares of the Portfolios are not sold to individual investors.

The Variable Accounts purchase shares of a Portfolio in accordance with Variable Account allocation instructions received from Policyowners. A Portfolio then uses the proceeds to buy securities for its portfolio.

Because Policies may have different provisions with respect to the timing and method of purchases and exchanges, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Please check with your Participating Insurance Company to determine if a Portfolio is available under your Policy. This Prospectus should be read in conjunction with the prospectus of the Variable Account of your specific Policy.

The Portfolios currently do not foresee any disadvantages to Policyowners arising out of the fact that the Portfolios may offer their shares to the Variable Accounts to fund benefits of their Policies. Nevertheless, as a condition of the Order, the Board will monitor events in order to identify any material irreconcilable conflicts that may arise (such as those arising from tax or other differences) and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Variable Accounts might be required to withdraw their investments in one or more of the Portfolios and shares of another fund may be substituted. This might force a Portfolio to sell its securities at disadvantageous prices.

The principal underwriter of the Portfolios is Waddell & Reed.

Purchase Price

The purchase price of each share of a Portfolio is its NAV next determined after the order is received in good order by the Portfolio or its agent. No sales charge is imposed on the purchase of a Portfolio’s shares; however, your Policy may impose a sales charge. The NAV for a share of a Portfolio is determined by dividing the total market value of the securities and other assets of a Portfolio, less the liabilities of the Portfolio, by the total number of outstanding shares of the Portfolio. In general, NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. Each Portfolio may reject any order to buy shares and may suspend the sale of shares at any time.

Net Asset Value

In the calculation of a Portfolio’s NAV:

■

The securities held by the Portfolio that are traded on an exchange are ordinarily valued at the last sale price on each day prior to the time of valuation as reported by the principal securities exchange on which the securities are traded or, if no sale is recorded, the average of the last bid and asked prices.

■

Stocks that are traded over-the-counter are valued using the NASDAQ Official Closing Price (NOCP), as determined by NASDAQ, or, lacking an NOCP, the last current reported sales price as of the time of valuation on NASDAQ or, lacking any current reported sales on NASDAQ, at the time of valuation at the average of the last bid and asked prices.

■

Bonds (including foreign bonds), convertible bonds, municipal bonds, U.S. government securities, mortgage-backed securities and swap agreements are ordinarily valued according to prices quoted by an independent pricing service.

■	Short-term debt securities are valued at amortized cost, which approximates market value.

■	Precious metals are valued at the last traded spot price for the appropriate metal immediately prior to the time of valuation.

■	Other investment assets for which market prices are unavailable or are not reflective of current market value are valued at their fair value by or at the direction of the Board, as discussed below.

In the calculation of the NAV of a Pathfinder Portfolio, the shares of the Underlying Funds held by the Pathfinder Portfolio are valued at their respective NAVs per share.

The NAV per share of each Portfolio is normally computed daily as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded. Ivy Funds VIP Money Market uses the amortized cost method for valuing its portfolio securities. You will find more information in the SAI about this method.

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As noted in this Prospectus, certain Portfolios may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Portfolio’s shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio’s shares.

When a Portfolio believes a reported market price for a security does not reflect the amount the Portfolio would receive on a current sale of that security, the Portfolio may substitute for the market price a fair-value determination made according to procedures approved by the Board. A Portfolio also may use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Portfolio if the exchange on which a security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Portfolio’s NAV is calculated.

A Portfolio also may use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some Portfolios, such as Ivy Funds VIP Global Natural Resources, Ivy Funds VIP International Growth, Ivy Funds VIP International Core Equity and Ivy Funds VIP Asset Strategy, which may invest a significant portion of their assets in foreign securities (and, with respect to Ivy Funds VIP Asset Strategy, in derivatives on those securities), also may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Portfolio share prices that may not reflect developments in foreign securities or derivatives markets that occurred after the close of such market but prior to the pricing of Portfolio shares. In that case, such securities investments may be valued at their fair values as determined according to the procedures approved by the Board. Significant events include, but are not limited to, (1) events impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant U.S. or foreign market fluctuations.

The Portfolios have retained a third-party pricing service (the Service) to assist in fair valuing foreign securities and foreign derivatives (collectively, Foreign Securities), if any, held by the Portfolios. The Service conducts a screening process to indicate the degree of confidence, based on historical data, that the closing price in the principal market where a Foreign Security trades is not the current market value as of the close of the NYSE. For foreign securities where Waddell & Reed Services Company, each Portfolio’s transfer agent, doing business as WI Services Company (WISC), in accordance with guidelines adopted by the Board, believes, at the approved degree of confidence, that the price is not reflective of current market price, WISC may use the indication of fair value from the Service to determine the fair value of the Foreign Securities. The Service, the methodology or the degree of certainty may change from time to time. The Board regularly reviews, and WISC regularly monitors and reports to the Board, the Service’s pricing of the Portfolio’s Foreign Securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event — thus potentially alleviating arbitrage opportunities with respect to Portfolio shares. Another effect of fair valuation on a Portfolio is that the Portfolio’s NAV will be subject, in part, to the judgment of the Board or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a Portfolio purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. The use of fair value pricing also may affect all shareholders in that if redemption proceeds or other payments based on the valuation of Portfolio assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see “Market Timing Policy.”

SELLING SHARES

Shares of the Portfolios may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Portfolio or its agent. The value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Portfolio’s investments at the time of the redemption.

Because Policies may have different provisions with respect to the timing and method of redemptions, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Prospectus	155

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to any Participating Insurance Company upon redemption of Portfolio shares. The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist:

■	the NYSE is closed other than customary weekend and holiday closings or trading on the NYSE is restricted

■	the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable

■	the SEC has permitted suspension of the right of redemption of shares for the protection of the security holders of the Trust

■	applicable laws and regulations otherwise permit the Trust to suspend payment on the redemption of shares

In addition, Ivy Funds VIP Money Market may suspend redemptions during any period in which there are emergency conditions, including circumstances when the Board has determined it is appropriate to liquidate Ivy Funds VIP Money Market, as provided in the 1940 Act and the rules and regulations thereunder.

Redemptions are ordinarily made in cash.

Except as otherwise noted, and via the Participating Insurance Company, a Policyowner may indirectly sell shares and buy shares of another Portfolio within the Trust, also known as a transfer or an exchange privilege.

Market Timing Policy

The Portfolios are intended for long-term investment purposes. The Trust and/or the Participating Insurance Companies will take steps to seek to deter frequent purchases and/or redemptions in Portfolio shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt Portfolio investment management and may increase expenses and negatively impact investment returns for all Portfolio shareholders, including long-term shareholders. Market timing activities also may increase the expenses of WISC and/or Waddell & Reed, thereby indirectly affecting the Portfolio’s shareholders.

Certain Portfolios may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Portfolio, such as Ivy Funds VIP Global Bond, Ivy Funds VIP International Growth or Ivy Funds VIP International Core Equity, invests a significant portion of its assets in foreign securities, the Portfolio may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. A Portfolio that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Portfolio that invests a significant portion of its assets in small cap companies, such as Ivy Funds VIP Micro Cap Growth, Ivy Funds VIP Small Cap Growth or Ivy Funds VIP Small Cap Value, or in a Portfolio that invests a significant portion of its assets in high-yield fixed income securities, such as Ivy Funds VIP High Income.

To discourage market timing activities by investors, the Board has adopted a market timing policy and has approved the procedures of WISC, the Portfolios’ transfer agent, for implementing this policy. WISC’s procedures reflect the criteria that it has developed for purposes of identifying trading activity in Portfolio shares that may be indicative of market timing activities and outline how WISC will monitor transactions in Portfolio shares. In its monitoring of trading activity in Portfolio shares, on a periodic basis, WISC typically reviews Portfolio share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period.

WISC will follow, monitor, and enforce excessive trading policies and procedures approved by the Board. Please see an example detailed below of trading activity that would be considered excessive and in violation of the Portfolios’ market timing policy:

WISC will monitor the number of roundtrip transactions in Portfolio shares. Any Policyowner that has more than two transactions that are considered a change in direction relative to a Portfolio within a time period determined by WISC may be restricted from making additional purchases of Portfolio shares. A change in direction is defined as any exchange or sale out of a Portfolio and a second change in direction is an exchange or purchase back into that Portfolio. Policyowners who reach this limit may be blocked from making additional purchases for 60 days. A second violation can result in a permanent block.

156	Prospectus

This example is not all inclusive of the trading activity that may be deemed to violate the Portfolios’ market timing policy and any trade that is determined as disruptive can lead to a temporary or permanent suspension of trading privileges, in WISC’s sole discretion.

In its attempt to identify market timing activities, WISC considers many factors, including (but not limited to) the example detailed above, and the frequency, size and/or timing of the investor’s transactions in Portfolio shares. If WISC identifies what it believes to be market timing activities, WISC and/or Waddell & Reed will coordinate with the applicable Participating Insurance Company so that it may notify the investors involved, reject or restrict a purchase or exchange order and/or prohibit those investors from making further purchases allocated to Portfolio shares. The Portfolios also may restrict their exchange privileges in order to protect Policyowners. Transactions placed in violation of the Portfolios’ market timing policy are not deemed accepted by the applicable Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by the Portfolio.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WISC processes, there can be no assurance that the Portfolios’ and WISC’s policies and procedures will identify all trades or trading practices that may be considered market timing activity. WISC may modify its procedures for implementing the Portfolios’ market timing policy and/or its monitoring criteria at any time without prior notice. The Portfolios, WISC and/or Waddell & Reed shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Portfolio seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Portfolios, Waddell & Reed and WISC make efforts to monitor for market timing activities and will seek the assistance of the Participating Insurance Companies through which Portfolio shares are purchased or held, the Portfolios cannot always identify or detect excessive trading that may be facilitated by a Participating Insurance Company or made difficult to identify by the use of omnibus accounts by the Participating Insurance Companies, mainly due to the fact that the Participating Insurance Companies maintain the underlying Policyowner account, and the Portfolio must analyze omnibus account level activity and then request additional shareholder level activity on the underlying investors where omnibus account level activity warrants further review. Accordingly, there can be no assurance that the Portfolios will be able to eliminate all market timing activities.

Apart from actions taken by a Portfolio, Policyowners also may be subject to restrictions imposed under their Policies with respect to short-term trading and the trading restrictions imposed by the Participating Insurance Companies that maintain the underlying account(s).

A Portfolio’s market timing policy, in conjunction with the use of fair value pricing, is intended to reduce a Policyowner’s ability to engage in market timing activities, although there can be no assurance that a Portfolio will eliminate market timing activities.

Additional Compensation to Intermediaries

Waddell & Reed and/or its affiliates (collectively, Waddell) may make payments for marketing, promotional or related services by:

■	Participating Insurance Companies for whose Policies the Portfolios are underlying investment options or

■	broker-dealers and other financial intermediaries that sell Policies that include the Portfolios as underlying investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Portfolios on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from Waddell’s own profits and may be in addition to any Rule 12b-1 payments, if applicable, that are paid by the Portfolios. Because revenue sharing payments are paid by Waddell, and not from the Portfolios’ assets, the amount of any revenue sharing payments is determined by Waddell.

In addition to the revenue sharing payments described above, Waddell may offer other incentives to sell Policies for which the Portfolios are investment options in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals.

The recipients of such incentives may include:

■	financial advisors affiliated with Waddell;

■	broker-dealers and other financial intermediaries that sell such Policies and

■	insurance companies that include shares of the Portfolios as underlying investment options.

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Payments may be based on current or past sales of Policies investing in shares of the Portfolios, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for a Participating Insurance Company or intermediary or their employees or associated persons to recommend a particular Policy for which the Portfolios are underlying investment options instead of recommending options offered by competing insurance companies.

In addition, Waddell may compensate Participating Insurance Companies for administrative and shareholder services provided to Policyowners.

Notwithstanding the additional compensation described above, WRIMCO and all subadvisers to the Portfolios are prohibited from considering a broker-dealer’s sale of any of the Portfolios’ shares, or the inclusion of the Portfolios in a Policy provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for execution of Portfolio transactions.

Portfolio transactions nevertheless may be executed with broker-dealers who coincidentally may have assisted customers in the purchase of Policies for which the Portfolios are underlying investment options, issued by Participating Insurance Companies, although neither such assistance nor the volume of shares sold of the Portfolios or any affiliated investment company is a qualifying or disqualifying factor in WRIMCO’s or a subadvisor’s selection of such broker-dealer for portfolio transaction execution.

The Participating Insurance Company that provides your Policy also may provide similar compensation to broker-dealers and other financial intermediaries in order to promote the sale of such Policies. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

Potential Conflicts of Interest

Waddell & Reed is a retail broker-dealer and is the principal underwriter and distributor of the Portfolios and certain other mutual funds. Waddell & Reed financial advisors sell primarily shares of the funds within Waddell & Reed Advisors Funds and Ivy Funds (Fund Families) and certain of the Policies that include one or more of the Portfolios as investment options. WRIMCO and IICO (Managers) are registered investment advisers that are affiliated with Waddell & Reed and manage the assets of the Portfolios and the respective Fund Families. Companies affiliated with Waddell & Reed (“Service Affiliates”) also serve as shareholder servicing agent and accounting services agent for the Portfolios and the Fund Families and as custodian for certain retirement plan accounts available through Waddell & Reed and other third parties. Waddell & Reed, the Managers and the Service Affiliates are subsidiaries of Waddell & Reed Financial, Inc.

Waddell & Reed financial advisors are not required to sell only shares of funds in the Fund Families, have no sales quotas with respect to the Funds or Policies and receive the same percentage rate of compensation for all shares of mutual funds and variable insurance policies they sell, including shares of the funds in the Fund Families and the Policies. It is possible, however, for Waddell & Reed and its affiliated companies to receive more total revenue from the sale of shares of the funds in the Fund Families and Portfolios than from the sale of shares of other mutual funds that are not affiliated with Waddell & Reed (Externally Managed Funds). This is because the Managers earn investment advisory fees for providing investment management services to the funds in the Fund Families and the Portfolios. These fees are assessed daily on the net assets held by the funds in the Fund Families and Portfolios, and are paid to the Managers out of fund assets. In addition, the Service Affiliates receive fees for the services they provide to the funds and/or shareholders in the Fund Families and Portfolios.

Increased sales of shares of the Fund Families and Portfolios generally result in greater revenues, and greater profits, to Waddell & Reed, the Managers and the Service Affiliates, since payments to Waddell & Reed, the Managers and the Service Affiliates, increase as more assets are invested in the Fund Families and Portfolios and/or more fund accounts are established. Waddell & Reed employee compensation (including management and certain sales force leader compensation), financial advisor compensation and operating goals at all levels are tied to Waddell & Reed’s overall profitability. Therefore, Waddell & Reed management, sales leaders and employees generally spend more time and resources promoting the sale of shares of the funds in the Fund Families and the Policies rather than Externally Managed Funds. This results in more training and product support for Waddell & Reed financial advisors to assist them with sales of shares of the funds in the Fund Families and the Policies. Ultimately, this will typically influence the financial advisor’s decision to recommend the Fund Families and Policies even though they may have access to Externally Managed Funds that may have superior performance to and/or lower fund expenses than the funds in the Fund Families and Portfolios. In addition, Waddell & Reed has contractual exclusivity obligations with certain of the Participating Insurance Companies that issue certain of the Policies which limits the ability of Waddell & Reed financial advisors to offer other variable insurance policies.

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Waddell & Reed also offers financial planning services as a registered investment adviser. Waddell & Reed financial advisors typically encourage new clients to purchase a financial plan for a fee. If the client elects to implement the recommendations produced as part of the financial plan, it is likely that the financial advisor will recommend the purchase of shares of funds in the Fund Families and the Policies, though the client is not obligated to purchase such investments through Waddell & Reed. For more detailed information on the financial planning services offered by Waddell & Reed financial advisors, including fees and investment alternatives, clients should obtain from their financial advisor or Waddell & Reed, and read, a copy of Waddell & Reed’s Form ADV Disclosure Brochure.

Portability

Waddell & Reed is a broker-dealer and is also the principal underwriter and retail distributor of the Portfolios. Certain of the Policies in which the Portfolios are available as investment options (e.g., Policies issued by Nationwide and Minnesota Life) are available for sale only through Waddell & Reed financial advisors. Although Waddell & Reed financial advisors have no sales quotas with respect to these Policies and may offer and sell other mutual funds and variable insurance policies to the extent permitted by Waddell & Reed’s contractual obligations to the Participating Insurance Companies, if you elect to work with a Waddell & Reed financial advisor it is likely that the advisor will recommend primarily the Policies issued by Participating Insurance Companies to which Waddell & Reed owes contractual exclusivity obligations to satisfy your variable insurance product needs. For more information about conflicts of interest, please see “Potential Conflicts of Interest.” Therefore, you need to understand that the Portfolios are considered to be Waddell & Reed proprietary mutual funds and certain of the Policies may only be sold and serviced by Waddell & Reed financial advisors. Therefore, if you purchase a Policy that is only available through your Waddell & Reed financial advisor, you should consider that you will likely need to liquidate the Policy, which may cause adverse tax consequences, if you later decide to transfer your investment to another Financial Intermediary in the event your financial advisor leaves Waddell & Reed or for other reasons.

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Distributions and Taxes

Distributions

Each Portfolio distributes substantially all of its net investment income and net realized capital gains to its shareholders each year. Usually, a Portfolio distributes net investment income at the following times:

Declared daily and paid monthly:

Net investment income from Ivy Funds VIP Money Market.

Declared and paid annually in May:

Net investment income from all other Portfolios and net realized long-term and/or short-term capital gains from all Portfolios.

Dividends that are declared by Ivy Funds VIP Money Market for a particular day are paid to its shareholders of record at the close of business on the prior business day. However, dividends that are declared by Ivy Funds VIP Money Market for Saturday and Sunday are paid to its shareholders of record at the close of business on the preceding Thursday (or Wednesday if that Thursday is not a business day). Ordinarily, shares of Ivy Funds VIP Money Market are eligible to earn dividends starting on the day after they are issued and through the day they are redeemed. Dividends are paid by each Portfolio in additional full and fractional shares of the Portfolio.

All distributions from net realized long-term and/or short-term capital gains, if any, of each Portfolio, are declared and paid annually in May in additional full and fractional shares of the Portfolio.

Taxes

Each Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company (RIC), for Federal tax purposes. A Portfolio will be so treated if it meets specified Federal income tax rules, including requirements regarding types of investments, limits on investments, types of income and distributions. A Portfolio that satisfies those requirements is not taxed at the entity level on the net income and net realized gains it distributes to its shareholders.

It is important for each Portfolio to maintain its RIC status (and to satisfy certain other requirements), because the Portfolio shareholders, which are the Variable Accounts, will then be able to use a “look-through” rule in determining whether the Variable Accounts meet the investment diversification rules that apply to them. If a Portfolio failed to meet those diversification rules, owners of Policies indirectly funded through the Portfolio would be taxed immediately on the accumulated investment earnings under their Policies and would lose any benefit of tax deferral. Accordingly, WISC monitors each Portfolio’s compliance with the applicable RIC qualification and Variable Account diversification rules.

You will find additional information in the SAI about Federal income tax considerations generally affecting the Portfolios.

Because the only shareholders of the Portfolios are the Variable Accounts, no further discussion is included here as to the Federal income tax consequences to the Portfolios’ shareholders. For information concerning the Federal tax consequences to Policyowners, see the applicable prospectus for your Policy. Prospective investors are urged to consult with their tax advisors.

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Ivy Funds Variable Insurance Portfolios

Financial Highlights

The following information is to help you understand the financial performance of each Portfolio’s shares for the fiscal periods shown. Certain information reflects financial results for a single Portfolio share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and other distributions. This information has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with each Portfolio’s financial statements and financial highlights for the fiscal period ended December 31, 2012, is included in the Trust’s Annual Report to Shareholders, which is available upon request.

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IVY FUNDS VIP	FOR A SHARE OF CAPITAL STOCK

OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Pathfinder Aggressive
Year ended 12-31-2012	$4.77	$0.07	(3)	$0.48	$0.55	$(0.05)	$(0.23)	$(0.28)
Year ended 12-31-2011	5.16	0.04	(3)	(0.24)	(0.20)	(0.06)	(0.13)	(0.19)
Year ended 12-31-2010	4.63	0.06		0.63	0.69	(0.05)	(0.11)	(0.16)
Year ended 12-31-2009	3.81	0.05		0.83	0.88	(0.02)	(0.04)	(0.06)
Year ended 12-31-2008(4)	5.00	0.01		(1.20)	(1.19)	—	—	—
Pathfinder Conservative
Year ended 12-31-2012	5.18	0.08	(3)	0.27	0.35	(0.05)	(0.15)	(0.20)
Year ended 12-31-2011	5.32	0.06	(3)	(0.02)	0.04	(0.07)	(0.11)	(0.18)
Year ended 12-31-2010	5.02	0.06		0.39	0.45	(0.05)	(0.10)	(0.15)
Year ended 12-31-2009	4.45	0.06		0.52	0.58	— *	(0.01)	(0.01)
Year ended 12-31-2008(6)	5.00	0.00		(0.55)	(0.55)	—	—	—
Pathfinder Moderate
Year ended 12-31-2012	5.06	0.07	(3)	0.40	0.47	(0.05)	(0.15)	(0.20)
Year ended 12-31-2011	5.27	0.06	(3)	(0.13)	(0.07)	(0.06)	(0.08)	(0.14)
Year ended 12-31-2010	4.76	0.06		0.53	0.59	(0.03)	(0.05)	(0.08)
Year ended 12-31-2009	4.06	0.03		0.70	0.73	(0.01)	(0.02)	(0.03)
Year ended 12-31-2008(4)	5.00	0.01		(0.95)	(0.94)	—	—	—
Pathfinder Moderately Aggressive
Year ended 12-31-2012	5.09	0.08	(3)	0.46	0.54	(0.04)	(0.14)	(0.18)
Year ended 12-31-2011	5.37	0.05	(3)	(0.21)	(0.16)	(0.04)	(0.08)	(0.12)
Year ended 12-31-2010	4.80	0.05		0.63	0.68	(0.04)	(0.07)	(0.11)
Year ended 12-31-2009	4.01	0.04		0.78	0.82	(0.01)	(0.02)	(0.03)
Year ended 12-31-2008(4)	5.00	0.01		(1.00)	(0.99)	—	—	—
Pathfinder Moderately Conservative
Year ended 12-31-2012	5.19	0.08	(3)	0.34	0.42	(0.05)	(0.15)	(0.20)
Year ended 12-31-2011	5.34	0.06	(3)	(0.06)	0.00	(0.06)	(0.09)	(0.15)
Year ended 12-31-2010	4.94	0.06		0.47	0.53	(0.05)	(0.08)	(0.13)
Year ended 12-31-2009	4.31	0.05		0.60	0.65	(0.01)	(0.01)	(0.02)
Year ended 12-31-2008(7)	5.00	0.01		(0.70)	(0.69)	—	—	—
Asset Strategy
Year ended 12-31-2012	9.11	0.18	(3)	1.55	1.73	(0.11)	—	(0.11)
Year ended 12-31-2011	9.91	0.06	(3)	(0.76)	(0.70)	(0.10)	—	(0.10)
Year ended 12-31-2010	9.23	0.09		0.69	0.78	(0.10)	—	(0.10)
Year ended 12-31-2009	8.27	0.08		1.82	1.90	(0.03)	(0.91)	(0.94)
Year ended 12-31-2008	12.32	0.10		(3.29)	(3.19)	(0.05)	(0.81)	(0.86)
Balanced
Year ended 12-31-2012	9.01	0.14	(3)	0.88	1.02	(0.14)	(0.52)	(0.66)
Year ended 12-31-2011	9.59	0.14	(3)	0.20	0.34	(0.15)	(0.77)	(0.92)
Year ended 12-31-2010	8.48	0.15		1.26	1.41	(0.17)	(0.13)	(0.30)
Year ended 12-31-2009	7.70	0.17		0.82	0.99	(0.16)	(0.05)	(0.21)
Year ended 12-31-2008	9.76	0.15		(2.20)	(2.05)	(0.01)	— *	(0.01)

*	Not shown due to rounding.

(1)	Based on net asset value. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the Portfolio had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	For the period from March 4, 2008 (commencement of operations of the Portfolio) through December 31, 2008.

(5)	Annualized.

(6)	For the period from March 13, 2008 (commencement of operations of the Portfolio) through December 31, 2008.

(7)	For the period from March 12, 2008 (commencement of operations of the Portfolio) through December 31, 2008.

162	Prospectus

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)	Portfolio Turnover Rate
Pathfinder Aggressive
Year ended 12-31-2012	$5.04	12.18%	$69	0.08%		1.41%		—%	—%	38%
Year ended 12-31-2011	4.77	-4.15	65	0.07		0.85		—	—	18
Year ended 12-31-2010	5.16	15.53	72	0.08		1.35		—	—	24
Year ended 12-31-2009	4.63	23.32	61	0.10		1.40		—	—	22
Year ended 12-31-2008(4)	3.81	-23.82	43	0.10	(5)	0.44	(5)	—	—	3
Pathfinder Conservative
Year ended 12-31-2012	5.33	6.95	107	0.07		1.57		—	—	36
Year ended 12-31-2011	5.18	0.75	88	0.07		1.17		—	—	24
Year ended 12-31-2010	5.32	9.38	71	0.08		1.65		—	—	26
Year ended 12-31-2009	5.02	12.95	44	0.12		1.66		—	—	27
Year ended 12-31-2008(6)	4.45	-10.94	12	0.39	(5)	0.45	(5)	—	—	2
Pathfinder Moderate
Year ended 12-31-2012	5.33	9.53	733	0.04		1.43		—	—	24
Year ended 12-31-2011	5.06	-1.46	582	0.04		1.15		—	—	16
Year ended 12-31-2010	5.27	12.63	461	0.04		1.52		—	—	18
Year ended 12-31-2009	4.76	17.95	270	0.06		1.35		—	—	18
Year ended 12-31-2008(4)	4.06	-18.74	78	0.09	(5)	0.64	(5)	—	—	—
Pathfinder Moderately Aggressive
Year ended 12-31-2012	5.45	10.82	873	0.04		1.42		—	—	25
Year ended 12-31-2011	5.09	-3.02	723	0.04		0.97		—	—	14
Year ended 12-31-2010	5.37	14.46	501	0.04		1.35		—	—	23
Year ended 12-31-2009	4.80	20.70	302	0.06		1.35		—	—	19
Year ended 12-31-2008(4)	4.01	-19.72	116	0.07	(5)	0.61	(5)	—	—	—
Pathfinder Moderately Conservative
Year ended 12-31-2012	5.41	8.41	240	0.05		1.57		—	—	26
Year ended 12-31-2011	5.19	0.00	194	0.05		1.12		—	—	18
Year ended 12-31-2010	5.34	10.97	151	0.06		1.60		—	—	21
Year ended 12-31-2009	4.94	15.12	92	0.09		1.56		—	—	28
Year ended 12-31-2008(7)	4.31	-13.80	32	0.18	(5)	0.63	(5)	—	—	—
Asset Strategy
Year ended 12-31-2012	10.73	19.18	1,345	1.00		1.83		1.01	1.82	49
Year ended 12-31-2011	9.11	-7.21	1,197	0.99		0.62		1.00	0.61	57
Year ended 12-31-2010	9.91	8.68	1,295	1.02		1.07		1.03	1.06	104
Year ended 12-31-2009	9.23	25.04	1,095	1.05		1.17		1.06	1.16	113
Year ended 12-31-2008	8.27	-25.79	678	1.04		1.02		1.05	1.01	190
Balanced
Year ended 12-31-2012	9.37	11.75	355	1.01		1.55		—	—	43
Year ended 12-31-2011	9.01	3.31	345	1.01		1.46		—	—	32
Year ended 12-31-2010	9.59	17.11	375	1.01		1.52		—	—	48
Year ended 12-31-2009	8.48	13.23	361	1.03		1.95		—	—	46
Year ended 12-31-2008	7.70	-21.00	378	1.01		1.53		—	—	19

Prospectus	163

IVY FUNDS VIP	FOR A SHARE OF CAPITAL STOCK

OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Bond
Year ended 12-31-2012	$5.80	$0.15	(3)	$0.18	$0.33	$(0.18)	$(0.05)	$(0.23)
Year ended 12-31-2011	5.60	0.17	(3)	0.22	0.39	(0.15)	(0.04)	(0.19)
Year ended 12-31-2010	5.50	0.12		0.20	0.32	(0.22)	—	(0.22)
Year ended 12-31-2009	5.34	0.15		0.22	0.37	(0.21)	—	(0.21)
Year ended 12-31-2008	5.33	0.22		(0.20)	0.02	(0.01)	—	(0.01)
Core Equity
Year ended 12-31-2012	11.70	0.07	(3)	1.96	2.03	(0.08)	(1.27)	(1.35)
Year ended 12-31-2011	11.91	0.07	(3)	0.15	0.22	(0.04)	(0.39)	(0.43)
Year ended 12-31-2010	9.95	0.04		2.02	2.06	(0.10)	—	(0.10)
Year ended 12-31-2009	8.11	0.10		1.83	1.93	(0.09)	—	(0.09)
Year ended 12-31-2008	12.96	0.08		(4.60)	(4.52)	(0.02)	(0.31)	(0.33)
Dividend Opportunities
Year ended 12-31-2012	6.47	0.14	(3)	0.71	0.85	(0.08)	—	(0.08)
Year ended 12-31-2011	6.86	0.09	(3)	(0.41)	(0.32)	(0.07)	—	(0.07)
Year ended 12-31-2010	5.96	0.07		0.90	0.97	(0.07)	—	(0.07)
Year ended 12-31-2009	5.11	0.06		0.84	0.90	(0.05)	—	(0.05)
Year ended 12-31-2008	8.00	0.04		(2.91)	(2.87)	(0.01)	(0.01)	(0.02)
Energy
Year ended 12-31-2012	5.81	(0.01	)(3)	0.09	0.08	—	—	—
Year ended 12-31-2011	6.39	(0.02	)(3)	(0.56)	(0.58)	—	—	—
Year ended 12-31-2010	5.26	(0.01)		1.16	1.15	(0.02)	—	(0.02)
Year ended 12-31-2009	3.74	0.02		1.50	1.52	—	—	—
Year ended 12-31-2008	6.97	(0.01)		(3.21)	(3.22)	— *	(0.01)	(0.01)
Global Bond
Year ended 12-31-2012	4.90	0.15	(3)	0.16	0.31	(0.14)	— *	(0.14)
Year ended 12-31-2011	5.00	0.12	(3)	(0.12)	0.00	(0.10)	—	(0.10)
Year ended 12-31-2010(4)	5.00	0.00		0.00	0.00	—	—	—
Global Natural Resources
Year ended 12-31-2012	5.29	(0.01	)(3)	0.07	0.06	—	(0.31)	(0.31)
Year ended 12-31-2011	6.73	(0.01	)(3)	(1.43)	(1.44)	—	—	—
Year ended 12-31-2010	5.75	(0.02)		1.00	0.98	—	—	—
Year ended 12-31-2009	3.31	(0.02)		2.46	2.44	—	—	—
Year ended 12-31-2008	10.08	0.01		(6.23)	(6.22)	(0.11)	(0.44)	(0.55)
Growth
Year ended 12-31-2012	10.19	0.05	(3)	1.20	1.25	(0.01)	(0.80)	(0.81)
Year ended 12-31-2011	10.38	0.01	(3)	0.22	0.23	(0.04)	(0.38)	(0.42)
Year ended 12-31-2010	9.28	0.04		1.12	1.16	(0.06)	—	(0.06)
Year ended 12-31-2009	7.55	0.06		1.93	1.99	(0.03)	(0.23)	(0.26)
Year ended 12-31-2008	12.02	0.03		(4.39)	(4.36)	—	(0.11)	(0.11)

*	Not shown due to rounding.

(1)	Based on net asset value. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the Portfolio had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	For the period from August 23, 2010 (commencement of operations of the Portfolio) through December 31, 2010.

(5)	Annualized.

164	Prospectus

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Bond
Year ended 12-31-2012	$5.90	5.78%	$511	0.78%		2.62%		—%		—%		33%
Year ended 12-31-2011	5.80	7.31	640	0.77		3.02		—		—		65
Year ended 12-31-2010	5.60	6.04	508	0.78		2.25		—		—		49
Year ended 12-31-2009	5.50	7.16	471	0.80		3.56		—		—		30
Year ended 12-31-2008	5.34	0.31	334	0.79		4.38		—		—		29
Core Equity
Year ended 12-31-2012	12.38	18.60	391	0.97		0.60		1.02		0.55		53
Year ended 12-31-2011	11.70	1.66	376	0.96		0.57		1.01		0.52		70
Year ended 12-31-2010	11.91	20.89	429	0.96		0.33		1.01		0.28		100
Year ended 12-31-2009	9.95	24.02	415	0.98		1.01		1.03		0.96		101
Year ended 12-31-2008	8.11	-34.77	402	0.96		0.68		1.01		0.63		105
Dividend Opportunities
Year ended 12-31-2012	7.24	13.18	386	1.01		1.95		—		—		43
Year ended 12-31-2011	6.47	-4.69	343	1.00		1.30		—		—		45
Year ended 12-31-2010	6.86	16.37	296	1.02		1.37		—		—		44
Year ended 12-31-2009	5.96	17.88	201	1.05		1.48		—		—		31
Year ended 12-31-2008	5.11	-35.91	123	1.07		0.92		—		—		35
Energy
Year ended 12-31-2012	5.89	1.38	67	1.25		-0.18		—		—		38
Year ended 12-31-2011	5.81	-9.08	62	1.24		-0.36		—		—		14
Year ended 12-31-2010	6.39	21.96	44	1.28		-0.25		—		—		27
Year ended 12-31-2009	5.26	40.48	31	1.01		0.35		1.33		0.03		15
Year ended 12-31-2008	3.74	-46.15	20	1.14		-0.15		1.31		-0.32		10
Global Bond
Year ended 12-31-2012	5.07	6.41	11	0.67		3.01		1.29		2.39		28
Year ended 12-31-2011	4.90	0.08	7	0.81		2.45		1.43		1.83		46
Year ended 12-31-2010(4)	5.00	-0.10	5	0.90	(5)	0.09	(5)	1.52	(5)	-0.53	(5)	28
Global Natural Resources
Year ended 12-31-2012	5.04	1.89	180	1.36		-0.13		—		—		102
Year ended 12-31-2011	5.29	-21.45	184	1.37		-0.14		—		—		100
Year ended 12-31-2010	6.73	17.06	236	1.37		-0.31		—		—		117
Year ended 12-31-2009	5.75	73.64	192	1.45		-0.56		—		—		101
Year ended 12-31-2008	3.31	-61.46	69	1.43		-0.08		—		—		206
Growth
Year ended 12-31-2012	10.63	12.75	992	0.97		0.47		1.00		0.44		47
Year ended 12-31-2011	10.19	2.12	859	0.97		0.07		1.00		0.04		42
Year ended 12-31-2010	10.38	12.58	917	0.97		0.42		1.00		0.39		64
Year ended 12-31-2009	9.28	27.07	881	0.99		0.67		1.02		0.64		59
Year ended 12-31-2008	7.55	-36.27	757	0.97		0.29		1.00		0.26		53

Prospectus	165

IVY FUNDS VIP	FOR A SHARE OF CAPITAL STOCK

OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
High Income
Year ended 12-31-2012	$3.42	$0.29	(3)	$0.33	$0.62	$(0.24)	$—	$(0.24)
Year ended 12-31-2011	3.49	0.28	(3)	(0.09)	0.19	(0.26)	—	(0.26)
Year ended 12-31-2010	3.30	0.27		0.19	0.46	(0.27)	—	(0.27)
Year ended 12-31-2009	2.48	0.25		0.84	1.09	(0.27)	—	(0.27)
Year ended 12-31-2008	3.20	0.28		(0.98)	(0.70)	(0.02)	—	(0.02)
International Core Equity
Year ended 12-31-2012	14.67	0.25	(3)	1.64	1.89	(0.36)	(0.13)	(0.49)
Year ended 12-31-2011	17.29	0.32	(3)	(2.68)	(2.36)	(0.26)	—	(0.26)
Year ended 12-31-2010	15.38	0.26		1.86	2.12	(0.21)	—	(0.21)
Year ended 12-31-2009	12.46	0.20		4.01	4.21	(0.49)	(0.80)	(1.29)
Year ended 12-31-2008	22.39	0.51		(9.99)	(9.48)	(0.09)	(0.36)	(0.45)
International Growth
Year ended 12-31-2012	7.86	0.09	(3)	1.22	1.31	(0.17)	(0.54)	(0.71)
Year ended 12-31-2011	8.51	0.14	(3)	(0.76)	(0.62)	(0.03)	—	(0.03)
Year ended 12-31-2010	7.49	0.08		1.01	1.09	(0.07)	—	(0.07)
Year ended 12-31-2009	6.01	0.07		1.51	1.58	(0.10)	—	(0.10)
Year ended 12-31-2008	10.75	0.11		(4.64)	(4.53)	(0.02)	(0.19)	(0.21)
Limited-Term Bond
Year ended 12-31-2012	5.03	0.07	(3)	0.10	0.17	(0.15)	(0.13)	(0.28)
Year ended 12-31-2011	4.96	0.06	(3)	0.09	0.15	(0.08)	—	(0.08)
Year ended 12-31-2010(4)	5.00	0.02		(0.06)	(0.04)	—	—	—
Micro Cap Growth
Year ended 12-31-2012	20.56	(0.20	)(3)	2.57	2.37	—	(1.80)	(1.80)
Year ended 12-31-2011	22.11	(0.26	)(3)	(1.29)	(1.55)	—	—	—
Year ended 12-31-2010	15.70	(0.21)		6.62	6.41	—	—	—
Year ended 12-31-2009	11.11	(0.17)		4.76	4.59	—	—	—
Year ended 12-31-2008	21.38	(0.21)		(10.06)	(10.27)	—	—	—
Mid Cap Growth
Year ended 12-31-2012	8.37	(0.02	)(3)	1.07	1.05	—	(0.88)	(0.88)
Year ended 12-31-2011	8.69	(0.03	)(3)	0.01	(0.02)	— *	(0.30)	(0.30)
Year ended 12-31-2010	6.61	0.00		2.08	2.08	— *	—	— *
Year ended 12-31-2009	4.51	0.00		2.10	2.10	—	—	—
Year ended 12-31-2008	7.21	0.00		(2.61)	(2.61)	— *	(0.09)	(0.09)
Money Market
Year ended 12-31-2012	1.00	0.00	*(3)	0.00 *	0.00 *	— *	—	— *
Year ended 12-31-2011	1.00	0.00	(3)	0.00	0.00	— *	—	— *
Year ended 12-31-2010	1.00	0.00		0.00	0.00	— *	— *	— *
Year ended 12-31-2009	1.00	0.01		0.00	0.01	(0.01)	— *	(0.01)
Year ended 12-31-2008	1.00	0.02		0.00	0.02	(0.02)	— *	(0.02)

*	Not shown due to rounding.

(1)	Based on net asset value. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the Portfolio had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	For the period from August 23, 2010 (commencement of operations of the Portfolio) through December 31, 2010.

(5)	Annualized.

166	Prospectus

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
High Income
Year ended 12-31-2012	$3.80	18.64%	$449	0.89%		7.86%		0.94%		7.81%		91%
Year ended 12-31-2011	3.42	5.26	272	0.90		8.01		0.95		7.96		78
Year ended 12-31-2010	3.49	14.86	243	0.91		8.27		0.96		8.22		108
Year ended 12-31-2009	3.30	46.42	214	0.93		9.15		0.98		9.10		74
Year ended 12-31-2008	2.48	-21.82	147	0.91		8.72		0.96		8.67		37
International Core Equity
Year ended 12-31-2012	16.07	13.33	622	1.17		1.64		—		—		85
Year ended 12-31-2011	14.67	-13.88	521	1.19		1.96		—		—		100
Year ended 12-31-2010	17.29	14.09	580	1.19		1.70		—		—		107
Year ended 12-31-2009	15.38	36.96	513	1.22		1.58		—		—		142
Year ended 12-31-2008	12.46	-42.26	379	1.18		3.07		—		—		20
International Growth
Year ended 12-31-2012	8.46	18.05	478	1.15		1.09		1.18		1.06		44
Year ended 12-31-2011	7.86	-7.32	266	1.15		1.67		1.18		1.64		61
Year ended 12-31-2010	8.51	14.79	331	1.17		1.22		1.20		1.19		75
Year ended 12-31-2009	7.49	26.89	261	1.19		1.34		1.22		1.31		80
Year ended 12-31-2008	6.01	-42.15	159	1.18		1.27		1.21		1.24		96
Limited-Term Bond
Year ended 12-31-2012	4.92	3.37	123	0.81		1.33		0.82		1.32		60
Year ended 12-31-2011	5.03	3.17	241	0.76		1.27		0.84		1.19		55
Year ended 12-31-2010(4)	4.96	-0.85	142	0.76	(5)	0.92	(5)	0.84	(5)	0.84	(5)	15
Micro Cap Growth
Year ended 12-31-2012	21.13	11.84	49	1.35		-0.91		—		—		52
Year ended 12-31-2011	20.56	-7.01	46	1.34		-1.20		—		—		57
Year ended 12-31-2010	22.11	40.85	55	1.35		-1.15		—		—		77
Year ended 12-31-2009	15.70	41.29	38	1.42		-1.34		—		—		70
Year ended 12-31-2008	11.11	-48.04	28	1.36		-1.23		—		—		60
Mid Cap Growth
Year ended 12-31-2012	8.54	13.56	264	1.12		-0.27		1.17		-0.32		35
Year ended 12-31-2011	8.37	-0.56	173	1.16		-0.32		1.18		-0.34		49
Year ended 12-31-2010	8.69	31.56	142	1.17		0.01		1.19		-0.01		44
Year ended 12-31-2009	6.61	46.66	92	1.21		0.03		1.23		0.01		33
Year ended 12-31-2008	4.51	-36.23	49	1.23		-0.06		1.24		-0.07		46
Money Market
Year ended 12-31-2012	1.00	0.02	245	0.30		0.02		0.47		-0.15		—
Year ended 12-31-2011	1.00	0.02	223	0.28		0.02		0.47		-0.17		—
Year ended 12-31-2010	1.00	0.08	178	0.42		0.06		0.49		-0.01		—
Year ended 12-31-2009	1.00	1.02	151	0.51		0.99		—		—		—
Year ended 12-31-2008	1.00	2.18	201	0.75		2.01		—		—		—

Prospectus	167

IVY FUNDS VIP	FOR A SHARE OF CAPITAL STOCK

OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Real Estate Securities
Year ended 12-31-2012	$6.75	$0.08	(3)	$1.11	$1.19	$(0.05)	$—	$(0.05)
Year ended 12-31-2011	6.48	0.06	(3)	0.26	0.32	(0.05)	—	(0.05)
Year ended 12-31-2010	5.14	0.05		1.40	1.45	(0.11)	—	(0.11)
Year ended 12-31-2009	4.30	0.11		0.85	0.96	(0.12)	—	(0.12)
Year ended 12-31-2008	6.99	0.11		(2.65)	(2.54)	(0.04)	(0.11)	(0.15)
Science and Technology
Year ended 12-31-2012	15.25	(0.12	)(3)	4.22	4.10	—	(1.25)	(1.25)
Year ended 12-31-2011	16.73	(0.13	)(3)	(0.75)	(0.88)	—	(0.60)	(0.60)
Year ended 12-31-2010	15.30	(0.08)		1.96	1.88	—	(0.45)	(0.45)
Year ended 12-31-2009	11.43	0.01		4.73	4.74	—	(0.87)	(0.87)
Year ended 12-31-2008	17.98	(0.03)		(6.08)	(6.11)	—	(0.44)	(0.44)
Small Cap Growth
Year ended 12-31-2012	9.34	(0.08	)(3)	0.57	0.49	—	(0.23)	(0.23)
Year ended 12-31-2011	10.53	(0.10	)(3)	(1.00)	(1.10)	—	(0.09)	(0.09)
Year ended 12-31-2010	8.17	(0.07)		2.43	2.36	—	—	—
Year ended 12-31-2009	6.09	(0.06)		2.17	2.11	(0.03)	—	(0.03)
Year ended 12-31-2008	10.24	0.03		(4.05)	(4.02)	—	(0.13)	(0.13)
Small Cap Value
Year ended 12-31-2012	14.57	0.12	(3)	2.44	2.56	(0.07)	(1.02)	(1.09)
Year ended 12-31-2011	16.78	0.08	(3)	(2.21)	(2.13)	(0.08)	—	(0.08)
Year ended 12-31-2010	13.29	0.07		3.43	3.50	(0.01)	—	(0.01)
Year ended 12-31-2009	10.29	0.01		2.99	3.00	—	—	—
Year ended 12-31-2008	14.32	(0.02)		(3.74)	(3.76)	(0.02)	(0.25)	(0.27)
Value
Year ended 12-31-2012	5.57	0.07	(3)	0.91	0.98	(0.08)	(0.50)	(0.58)
Year ended 12-31-2011	6.05	0.06	(3)	(0.50)	(0.44)	(0.04)	—	(0.04)
Year ended 12-31-2010	5.14	0.03		0.93	0.96	(0.05)	—	(0.05)
Year ended 12-31-2009	4.15	0.07		1.01	1.08	(0.09)	—	(0.09)
Year ended 12-31-2008	6.36	0.08		(2.23)	(2.15)	(0.02)	(0.04)	(0.06)

(1)	Based on net asset value. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the Portfolio had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

168	Prospectus

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)	Portfolio Turnover Rate
Real Estate Securities
Year ended 12-31-2012	$7.89	17.72%	$40	1.33%	1.03%	1.34%	1.02%	47%
Year ended 12-31-2011	6.75	5.01	39	1.33	0.87	—	—	54
Year ended 12-31-2010	6.48	28.51	40	1.36	0.75	—	—	67
Year ended 12-31-2009	5.14	23.62	34	1.43	2.54	—	—	62
Year ended 12-31-2008	4.30	-36.04	29	1.31	1.73	—	—	45
Science and Technology
Year ended 12-31-2012	18.10	27.83	334	1.15	-0.67	1.17	-0.69	44
Year ended 12-31-2011	15.25	-5.77	279	1.16	-0.77	1.18	-0.79	50
Year ended 12-31-2010	16.73	12.75	326	1.16	-0.48	1.18	-0.50	27
Year ended 12-31-2009	15.30	43.84	316	1.19	0.06	1.21	0.04	65
Year ended 12-31-2008	11.43	-33.89	226	1.16	-0.21	1.18	-0.23	62
Small Cap Growth
Year ended 12-31-2012	9.60	5.17	448	1.14	-0.80	1.16	-0.82	85
Year ended 12-31-2011	9.34	-10.60	350	1.14	-0.95	1.16	-0.97	80
Year ended 12-31-2010	10.53	28.85	419	1.14	-0.83	1.16	-0.85	60
Year ended 12-31-2009	8.17	34.72	356	1.17	-0.88	1.19	-0.90	44
Year ended 12-31-2008	6.09	-39.18	290	1.14	0.32	1.16	0.30	82
Small Cap Value
Year ended 12-31-2012	16.04	18.63	246	1.17	0.78	—	—	64
Year ended 12-31-2011	14.57	-12.79	228	1.17	0.50	—	—	59
Year ended 12-31-2010	16.78	26.41	244	1.17	0.54	—	—	78
Year ended 12-31-2009	13.29	29.15	197	1.21	0.05	—	—	100
Year ended 12-31-2008	10.29	-26.13	150	1.18	-0.14	—	—	110
Value
Year ended 12-31-2012	5.97	18.88	308	1.00	1.20	1.02	1.18	67
Year ended 12-31-2011	5.57	-7.32	287	1.00	1.04	1.01	1.03	60
Year ended 12-31-2010	6.05	18.71	316	1.01	0.52	1.02	0.51	51
Year ended 12-31-2009	5.14	26.64	277	1.04	1.45	1.05	1.44	73
Year ended 12-31-2008	4.15	-33.81	231	1.01	1.52	1.02	1.51	48

Prospectus	169

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of each Portfolio’s expenses, including investment advisory fees and other Portfolio costs, on the Portfolio’s assumed returns over a ten-year period.

Each chart shows the estimated cumulative expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of shares. Each chart also assumes that the Portfolio’s annual expense ratio stays the same throughout the ten-year period and that all dividends and other distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the “Fees and Expenses” table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below. The charts do not reflect any fees and expenses imposed under the variable annuity contracts or variable life insurance policies through which the Portfolios are offered. If these fees and expenses were reflected, the hypothetical investment returns shown would be lower.

Ivy Funds VIP Asset Strategy

Annual expense ratio			1.01%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 103.01	$10,399.00
2	10,399.00	519.95	10,918.95	107.13	10,813.92
3	10,813.92	540.70	11,354.62	111.40	11,245.40
4	11,245.40	562.27	11,807.67	115.84	11,694.09
5	11,694.09	584.70	12,278.79	120.47	12,160.68
6	12,160.68	608.03	12,768.71	125.27	12,645.89
7	12,645.89	632.29	13,278.19	130.27	13,150.46
8	13,150.46	657.52	13,807.99	135.47	13,675.17
9	13,675.17	683.76	14,358.92	140.87	14,220.81
10	14,220.81	711.04	14,931.85	146.50	14,788.22
Cumulative Total				$1,236.24

Ivy Funds VIP Balanced

Annual expense ratio			1.01%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 103.01	$10,399.00
2	10,399.00	519.95	10,918.95	107.13	10,813.92
3	10,813.92	540.70	11,354.62	111.40	11,245.40
4	11,245.40	562.27	11,807.67	115.84	11,694.09
5	11,694.09	584.70	12,278.79	120.47	12,160.68
6	12,160.68	608.03	12,768.71	125.27	12,645.89
7	12,645.89	632.29	13,278.19	130.27	13,150.46
8	13,150.46	657.52	13,807.99	135.47	13,675.17
9	13,675.17	683.76	14,358.92	140.87	14,220.81
10	14,220.81	711.04	14,931.85	146.50	14,788.22
Cumulative Total				$1,236.24

170	Prospectus

Ivy Funds VIP Bond

Annual expense ratio			0.78%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 79.65	$10,422.00
2	10,422.00	521.10	10,943.10	83.01	10,861.81
3	10,861.81	543.09	11,404.90	86.51	11,320.18
4	11,320.18	566.01	11,886.19	90.16	11,797.89
5	11,797.89	589.89	12,387.78	93.97	12,295.76
6	12,295.76	614.79	12,910.55	97.93	12,814.64
7	12,814.64	640.73	13,455.37	102.06	13,355.42
8	13,355.42	667.77	14,023.19	106.37	13,919.02
9	13,919.02	695.95	14,614.97	110.86	14,506.40
10	14,506.40	725.32	15,231.72	115.54	15,118.57
Cumulative Total				$966.05

Ivy Funds VIP Core Equity

Annual expense ratio			1.02%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 104.03	$10,398.00
2	10,398.00	519.90	10,917.90	108.17	10,811.84
3	10,811.84	540.59	11,352.43	112.48	11,242.15
4	11,242.15	562.11	11,804.26	116.95	11,689.59
5	11,689.59	584.48	12,274.07	121.61	12,154.83
6	12,154.83	607.74	12,762.58	126.45	12,638.60
7	12,638.60	631.93	13,270.53	131.48	13,141.61
8	13,141.61	657.08	13,798.69	136.71	13,664.65
9	13,664.65	683.23	14,347.88	142.15	14,208.50
10	14,208.50	710.43	14,918.93	147.81	14,774.00
Cumulative Total				$1,247.84

Prospectus	171

Ivy Funds VIP Dividend Opportunities

Annual expense ratio			1.01%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 103.01	$10,399.00
2	10,399.00	519.95	10,918.95	107.13	10,813.92
3	10,813.92	540.70	11,354.62	111.40	11,245.40
4	11,245.40	562.27	11,807.67	115.84	11,694.09
5	11,694.09	584.70	12,278.79	120.47	12,160.68
6	12,160.68	608.03	12,768.71	125.27	12,645.89
7	12,645.89	632.29	13,278.19	130.27	13,150.46
8	13,150.46	657.52	13,807.99	135.47	13,675.17
9	13,675.17	683.76	14,358.92	140.87	14,220.81
10	14,220.81	711.04	14,931.85	146.50	14,788.22
Cumulative Total				$1,236.24

Ivy Funds VIP Energy

Annual expense ratio			1.25%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 127.34	$10,375.00
2	10,375.00	518.75	10,893.75	132.12	10,764.06
3	10,764.06	538.20	11,302.27	137.07	11,167.71
4	11,167.71	558.39	11,726.10	142.21	11,586.50
5	11,586.50	579.33	12,165.83	147.55	12,021.00
6	12,021.00	601.05	12,622.05	153.08	12,471.79
7	12,471.79	623.59	13,095.37	158.82	12,939.48
8	12,939.48	646.97	13,586.45	164.78	13,424.71
9	13,424.71	671.24	14,095.94	170.96	13,928.13
10	13,928.13	696.41	14,624.54	177.37	14,450.44
Cumulative Total				$1,511.30

172	Prospectus

Ivy Funds VIP Global Bond

Annual expense ratio			1.29%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 131.39	$10,371.00
2	10,371.00	518.55	10,889.55	136.27	10,755.76
3	10,755.76	537.79	11,293.55	141.32	11,154.80
4	11,154.80	557.74	11,712.54	146.57	11,568.65
5	11,568.65	578.43	12,147.08	152.00	11,997.84
6	11,997.84	599.89	12,597.74	157.64	12,442.96
7	12,442.96	622.15	13,065.11	163.49	12,904.60
8	12,904.60	645.23	13,549.83	169.56	13,383.36
9	13,383.36	669.17	14,052.53	175.85	13,879.88
10	13,879.88	693.99	14,573.87	182.37	14,394.82
Cumulative Total				$1,556.47

Ivy Funds VIP Global Natural Resources

Annual expense ratio			1.36%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 138.48	$10,364.00
2	10,364.00	518.20	10,882.20	143.52	10,741.25
3	10,741.25	537.06	11,278.31	148.74	11,132.23
4	11,132.23	556.61	11,688.84	154.15	11,537.44
5	11,537.44	576.87	12,114.32	159.76	11,957.41
6	11,957.41	597.87	12,555.28	165.58	12,392.66
7	12,392.66	619.63	13,012.29	171.61	12,843.75
8	12,843.75	642.19	13,485.94	177.85	13,311.26
9	13,311.26	665.56	13,976.83	184.33	13,795.79
10	13,795.79	689.79	14,485.58	191.04	14,297.96
Cumulative Total				$1,635.06

Prospectus	173

Ivy Funds VIP Growth

Annual expense ratio			1.00%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 102.00	$10,400.00
2	10,400.00	520.00	10,920.00	106.08	10,816.00
3	10,816.00	540.80	11,356.80	110.32	11,248.64
4	11,248.64	562.43	11,811.07	114.74	11,698.59
5	11,698.59	584.93	12,283.51	119.33	12,166.53
6	12,166.53	608.33	12,774.86	124.10	12,653.19
7	12,653.19	632.66	13,285.85	129.06	13,159.32
8	13,159.32	657.97	13,817.28	134.23	13,685.69
9	13,685.69	684.28	14,369.98	139.59	14,233.12
10	14,233.12	711.66	14,944.77	145.18	14,802.44
Cumulative Total				$1,224.62

Ivy Funds VIP High Income

Annual expense ratio			0.94%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 95.91	$10,406.00
2	10,406.00	520.30	10,926.30	99.80	10,828.48
3	10,828.48	541.42	11,369.91	103.85	11,268.12
4	11,268.12	563.41	11,831.53	108.07	11,725.61
5	11,725.61	586.28	12,311.89	112.46	12,201.67
6	12,201.67	610.08	12,811.75	117.02	12,697.05
7	12,697.05	634.85	13,331.91	121.78	13,212.55
8	13,212.55	660.63	13,873.18	126.72	13,748.98
9	13,748.98	687.45	14,436.43	131.86	14,307.19
10	14,307.19	715.36	15,022.55	137.22	14,888.06
Cumulative Total				$1,154.69

174	Prospectus

Ivy Funds VIP International Core Equity

Annual expense ratio			1.17%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 119.24	$10,383.00
2	10,383.00	519.15	10,902.15	123.81	10,780.67
3	10,780.67	539.03	11,319.70	128.55	11,193.57
4	11,193.57	559.68	11,753.25	133.47	11,622.28
5	11,622.28	581.11	12,203.40	138.58	12,067.42
6	12,067.42	603.37	12,670.79	143.89	12,529.60
7	12,529.60	626.48	13,156.08	149.40	13,009.48
8	13,009.48	650.47	13,659.96	155.13	13,507.74
9	13,507.74	675.39	14,183.13	161.07	14,025.09
10	14,025.09	701.25	14,726.35	167.24	14,562.25
Cumulative Total				$1,420.38

Ivy Funds VIP International Growth

Annual expense ratio			1.18%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 120.25	$10,382.00
2	10,382.00	519.10	10,901.10	124.85	10,778.59
3	10,778.59	538.93	11,317.52	129.62	11,190.33
4	11,190.33	559.52	11,749.85	134.57	11,617.81
5	11,617.81	580.89	12,198.70	139.71	12,061.61
6	12,061.61	603.08	12,664.69	145.05	12,522.36
7	12,522.36	626.12	13,148.48	150.59	13,000.71
8	13,000.71	650.04	13,650.75	156.34	13,497.34
9	13,497.34	674.87	14,172.21	162.31	14,012.94
10	14,012.94	700.65	14,713.59	168.51	14,548.23
Cumulative Total				$1,431.79

Prospectus	175

Ivy Funds VIP Limited-Term Bond

Annual expense ratio			0.82%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 83.71	$10,418.00
2	10,418.00	520.90	10,938.90	87.21	10,853.47
3	10,853.47	542.67	11,396.15	90.86	11,307.15
4	11,307.15	565.36	11,872.50	94.66	11,779.79
5	11,779.79	588.99	12,368.78	98.61	12,272.18
6	12,272.18	613.61	12,885.79	102.74	12,785.16
7	12,785.16	639.26	13,424.42	107.03	13,319.58
8	13,319.58	665.98	13,985.56	111.50	13,876.34
9	13,876.34	693.82	14,570.15	116.16	14,456.37
10	14,456.37	722.82	15,179.19	121.02	15,060.64
Cumulative Total				$1,013.51

Ivy Funds VIP Micro Cap Growth

Annual expense ratio			1.35%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 137.46	$10,365.00
2	10,365.00	518.25	10,883.25	142.48	10,743.32
3	10,743.32	537.17	11,280.49	147.68	11,135.45
4	11,135.45	556.77	11,692.23	153.07	11,541.90
5	11,541.90	577.09	12,118.99	158.66	11,963.18
6	11,963.18	598.16	12,561.34	164.45	12,399.83
7	12,399.83	619.99	13,019.82	170.45	12,852.43
8	12,852.43	642.62	13,495.05	176.67	13,321.54
9	13,321.54	666.08	13,987.62	183.12	13,807.78
10	13,807.78	690.39	14,498.17	189.81	14,311.76
Cumulative Total				$1,623.87

176	Prospectus

Ivy Funds VIP Mid Cap Growth

Annual expense ratio			1.17%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 119.24	$10,383.00
2	10,383.00	519.15	10,902.15	123.81	10,780.67
3	10,780.67	539.03	11,319.70	128.55	11,193.57
4	11,193.57	559.68	11,753.25	133.47	11,622.28
5	11,622.28	581.11	12,203.40	138.58	12,067.42
6	12,067.42	603.37	12,670.79	143.89	12,529.60
7	12,529.60	626.48	13,156.08	149.40	13,009.48
8	13,009.48	650.47	13,659.96	155.13	13,507.74
9	13,507.74	675.39	14,183.13	161.07	14,025.09
10	14,025.09	701.25	14,726.35	167.24	14,562.25
Cumulative Total				$1,420.38

Ivy Funds VIP Money Market

Annual expense ratio			0.47%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 48.06	$10,453.00
2	10,453.00	522.65	10,975.65	50.24	10,926.52
3	10,926.52	546.33	11,472.85	52.52	11,421.49
4	11,421.49	571.07	11,992.57	54.90	11,938.89
5	11,938.89	596.94	12,535.83	57.38	12,479.72
6	12,479.72	623.99	13,103.70	59.98	13,045.05
7	13,045.05	652.25	13,697.30	62.70	13,635.99
8	13,635.99	681.80	14,317.79	65.54	14,253.70
9	14,253.70	712.68	14,966.38	68.51	14,899.39
10	14,899.39	744.97	15,644.36	71.61	15,574.33
Cumulative Total				$591.45

Prospectus	177

Ivy Funds VIP Real Estate Securities

Annual expense ratio			1.34%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 127.34	$10,375.00
2	10,375.00	518.75	10,893.75	141.57	10,754.73
3	10,754.73	537.74	11,292.46	146.75	11,148.35
4	11,148.35	557.42	11,705.77	152.12	11,556.38
5	11,556.38	577.82	12,134.20	157.69	11,979.34
6	11,979.34	598.97	12,578.31	163.46	12,417.78
7	12,417.78	620.89	13,038.67	169.44	12,872.28
8	12,872.28	643.61	13,515.89	175.65	13,343.40
9	13,343.40	667.17	14,010.57	182.07	13,831.77
10	13,831.77	691.59	14,523.36	188.74	14,338.01
Cumulative Total				$1,604.83

Ivy Funds VIP Science and Technology

Annual expense ratio			1.17%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 119.24	$10,383.00
2	10,383.00	519.15	10,902.15	123.81	10,780.67
3	10,780.67	539.03	11,319.70	128.55	11,193.57
4	11,193.57	559.68	11,753.25	133.47	11,622.28
5	11,622.28	581.11	12,203.40	138.58	12,067.42
6	12,067.42	603.37	12,670.79	143.89	12,529.60
7	12,529.60	626.48	13,156.08	149.40	13,009.48
8	13,009.48	650.47	13,659.96	155.13	13,507.74
9	13,507.74	675.39	14,183.13	161.07	14,025.09
10	14,025.09	701.25	14,726.35	167.24	14,562.25
Cumulative Total				$1,420.38

178	Prospectus

Ivy Funds VIP Small Cap Growth

Annual expense ratio			1.16%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 118.23	$10,384.00
2	10,384.00	519.20	10,903.20	122.77	10,782.75
3	10,782.75	539.14	11,321.88	127.48	11,196.80
4	11,196.80	559.84	11,756.64	132.38	11,626.76
5	11,626.76	581.34	12,208.10	137.46	12,073.23
6	12,073.23	603.66	12,676.89	142.74	12,536.84
7	12,536.84	626.84	13,163.68	148.22	13,018.25
8	13,018.25	650.91	13,669.17	153.91	13,518.16
9	13,518.16	675.91	14,194.06	159.82	14,037.25
10	14,037.25	701.86	14,739.12	165.96	14,576.28
Cumulative Total				$1,408.96

Ivy Funds VIP Small Cap Value

Annual expense ratio			1.28%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 130.38	$10,372.00
2	10,372.00	518.60	10,890.60	135.23	10,757.84
3	10,757.84	537.89	11,295.73	140.26	11,158.03
4	11,158.03	557.90	11,715.93	145.48	11,573.11
5	11,573.11	578.66	12,151.76	150.89	12,003.63
6	12,003.63	600.18	12,603.81	156.50	12,450.16
7	12,450.16	622.51	13,072.67	162.33	12,913.31
8	12,913.31	645.67	13,558.97	168.36	13,393.68
9	13,393.68	669.68	14,063.37	174.63	13,891.93
10	13,891.93	694.60	14,586.53	181.12	14,408.71
Cumulative Total				$1,545.19

Prospectus	179

Ivy Funds VIP Value

Annual expense ratio			1.02%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 104.03	$10,398.00
2	10,398.00	519.90	10,917.90	108.17	10,811.84
3	10,811.84	540.59	11,352.43	112.48	11,242.15
4	11,242.15	562.11	11,804.26	116.95	11,689.59
5	11,689.59	584.48	12,274.07	121.61	12,154.83
6	12,154.83	607.74	12,762.58	126.45	12,638.60
7	12,638.60	631.93	13,270.53	131.48	13,141.61
8	13,141.61	657.08	13,798.69	136.71	13,664.65
9	13,664.65	683.23	14,347.88	142.15	14,208.50
10	14,208.50	710.43	14,918.93	147.81	14,774.00
Cumulative Total				$1,247.84

Ivy Funds VIP Pathfinder Aggressive

Annual expense ratio			1.11%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 113.16	$10,389.00
2	10,389.00	519.45	10,908.45	117.56	10,793.13
3	10,793.13	539.66	11,332.79	122.13	11,212.98
4	11,212.98	560.65	11,773.63	126.88	11,649.17
5	11,649.17	582.46	12,231.63	131.82	12,102.32
6	12,102.32	605.12	12,707.44	136.95	12,573.10
7	12,573.10	628.66	13,201.76	142.28	13,062.20
8	13,062.20	653.11	13,715.31	147.81	13,570.32
9	13,570.32	678.52	14,248.83	153.56	14,098.20
10	14,098.20	704.91	14,803.11	159.53	14,646.62
Cumulative Total				$1,351.69

180	Prospectus

Ivy Funds VIP Pathfinder Moderately Aggressive

Annual expense ratio			1.02%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 104.03	$10,398.00
2	10,398.00	519.90	10,917.90	108.17	10,811.84
3	10,811.84	540.59	11,352.43	112.48	11,242.15
4	11,242.15	562.11	11,804.26	116.95	11,689.59
5	11,689.59	584.48	12,274.07	121.61	12,154.83
6	12,154.83	607.74	12,762.58	126.45	12,638.60
7	12,638.60	631.93	13,270.53	131.48	13,141.61
8	13,141.61	657.08	13,798.69	136.71	13,664.65
9	13,664.65	683.23	14,347.88	142.15	14,208.50
10	14,208.50	710.43	14,918.93	147.81	14,774.00
Cumulative Total				$1,247.84

Ivy Funds VIP Pathfinder Moderate

Annual expense ratio			0.95%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 96.92	$10,405.00
2	10,405.00	520.25	10,925.25	100.85	10,826.40
3	10,826.40	541.32	11,367.72	104.93	11,264.87
4	11,264.87	563.24	11,828.12	109.18	11,721.10
5	11,721.10	586.05	12,307.15	113.61	12,195.80
6	12,195.80	609.79	12,805.59	118.21	12,689.73
7	12,689.73	634.49	13,324.22	122.99	13,203.67
8	13,203.67	660.18	13,863.85	127.97	13,738.42
9	13,738.42	686.92	14,425.34	133.16	14,294.82
10	14,294.82	714.74	15,009.56	138.55	14,873.76
Cumulative Total				$1,166.38

Prospectus	181

Ivy Funds VIP Pathfinder Moderately Conservative

Annual expense ratio			0.90%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 91.85	$10,410.00
2	10,410.00	520.50	10,930.50	95.61	10,836.81
3	10,836.81	541.84	11,378.65	99.53	11,281.12
4	11,281.12	564.06	11,845.18	103.61	11,743.65
5	11,743.65	587.18	12,330.83	107.86	12,225.13
6	12,225.13	611.26	12,836.39	112.28	12,726.37
7	12,726.37	636.32	13,362.68	116.89	13,248.15
8	13,248.15	662.41	13,910.55	121.68	13,791.32
9	13,791.32	689.57	14,480.89	126.67	14,356.76
10	14,356.76	717.84	15,074.60	131.86	14,945.39
Cumulative Total				$1,107.83

Ivy Funds VIP Pathfinder Conservative

Annual expense ratio			0.86%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 87.78	$10,414.00
2	10,414.00	520.70	10,934.70	91.41	10,845.14
3	10,845.14	542.26	11,387.40	95.20	11,294.13
4	11,294.13	564.71	11,858.83	99.14	11,761.71
5	11,761.71	588.09	12,349.79	103.24	12,248.64
6	12,248.64	612.43	12,861.07	107.52	12,755.73
7	12,755.73	637.79	13,393.52	111.97	13,283.82
8	13,283.82	664.19	13,948.01	116.61	13,833.77
9	13,833.77	691.69	14,525.46	121.43	14,406.49
10	14,406.49	720.32	15,126.81	126.46	15,002.92
Cumulative Total				$1,060.77

182	Prospectus

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

1100 Walnut Street, Suite 3300

Kansas City, Missouri 64106

Investment Manager

Waddell & Reed Investment Management Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913.236.2000

888.WADDELL

Underwriter

Waddell & Reed, Inc.

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, Kansas 66201-9217

913.236.2000

888.WADDELL

Transfer Agent

WI Services Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913.236.2000

888.WADDELL

Accounting Services Agent

WI Services Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913.236.2000

888.WADDELL

Our INTERNET address is:

http://www.waddell.com

Prospectus	183

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

You can get more information about each Portfolio in the —

■

Statement of Additional Information (SAI), which contains detailed information about the Portfolio, particularly the investment policies and practices. You may not be aware of important information about a Portfolio unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

■

Annual and Semiannual Reports to Shareholders, which detail the Portfolio’s actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected a Portfolio’s performance during the year covered by the report.

To request a copy of the current SAI or copies of a Portfolio’s most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Trust or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports also may be requested via email at IMCompliance@waddell.com and are available, without charge, at www.waddell.com.

Information about the Portfolios (including each Portfolio’s current SAI and most recent Annual and Semiannual Reports) is available from the SEC’s web site at http://www.sec.gov and also may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC’s Public Reference Room, Room 1580, 100 F Street, N.E., Washington, D.C., 20549-1520. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202.551.8090.

WADDELL & REED, INC.

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913.236.2000

888.WADDELL

VIPPRO (04-13)

The Trust’s SEC file number is: 811-5017.

184	Prospectus

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

Ivy Funds VIP Asset Strategy

Ivy Funds VIP Balanced

Ivy Funds VIP Bond

Ivy Funds VIP Core Equity

Ivy Funds VIP Dividend Opportunities

Ivy Funds VIP Energy

Ivy Funds VIP Global Bond

Ivy Funds VIP Global Natural Resources

Ivy Funds VIP Growth

Ivy Funds VIP High Income

Ivy Funds VIP International Core Equity

Ivy Funds VIP International Growth

Ivy Funds VIP Limited-Term Bond

Ivy Funds VIP Micro Cap Growth

Ivy Funds VIP Mid Cap Growth

Ivy Funds VIP Money Market

Ivy Funds VIP Real Estate Securities

Ivy Funds VIP Science and Technology

Ivy Funds VIP Small Cap Growth

Ivy Funds VIP Small Cap Value

Ivy Funds VIP Value

Ivy Funds VIP Pathfinder Aggressive

Ivy Funds VIP Pathfinder Moderately Aggressive

Ivy Funds VIP Pathfinder Moderate

Ivy Funds VIP Pathfinder Moderately Conservative

Ivy Funds VIP Pathfinder Conservative

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913-236-2000

888-WADDELL

April 30, 2013

STATEMENT OF ADDITIONAL INFORMATION

Ivy Funds Variable Insurance Portfolios (Trust) is an open-end management investment company that currently consists of 26 separate series (each, a Portfolio, and collectively, the Portfolios), which are listed above. This Statement of Additional Information (SAI) is not a prospectus. Investors should read this SAI in conjunction with the prospectus for the Trust dated April 30, 2013 (Prospectus), which may be obtained, without charge, upon request, from the Trust or its underwriter, Waddell & Reed, Inc. (Waddell & Reed), at the address or telephone number shown above.

This SAI incorporates by reference information that appears in the Portfolios’ Annual Reports, which are delivered to all current shareholders. To obtain a copy of the Portfolios’ most recent Annual and/or Semiannual Reports, without charge, contact the Trust or Waddell & Reed at the address or telephone number above. Copies of the Annual and/or Semiannual Reports may also be requested via email at IMcompliance@waddell.com and are available at www.waddell.com.

TRUST HISTORY

Ivy Funds Variable Insurance Portfolios was organized as a Delaware statutory trust on January 15, 2009, and is the successor to Ivy Funds Variable Insurance Portfolios, Inc., a Maryland corporation organized on December 2, 1986 (Corporation), pursuant to a reorganization on April 30, 2009. Each Portfolio is a series of the Trust and the successor to the corresponding series of the Corporation, except for Ivy Funds VIP Global Bond and Ivy Funds VIP Limited-Term Bond, which commenced operations on August 23, 2010. On July 31, 2008, the Corporation changed its name from W&R Target Funds, Inc. The name of each Portfolio begins with “Ivy Funds VIP,” for example, Ivy Funds VIP Asset Strategy. Prior to July 31, 2008, the name of each Portfolio then in existence ended with “Portfolio,” for example, Asset Strategy Portfolio. Prior to July 31, 2008, Ivy Funds VIP International Growth was known as International Growth Portfolio, and prior to December 1, 2004, it was known as International II Portfolio. Prior to July 31, 2008, Ivy Funds VIP Dividend Opportunities was known as Dividend Income Portfolio. Prior to April 30, 2010, Ivy Funds VIP International Core Equity was known as Ivy Funds VIP International Value.

THE PORTFOLIOS, THEIR INVESTMENTS, RELATED RISKS AND RESTRICTIONS

Each Portfolio is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified objective. Each Portfolio has its own objective(s) and investment policies. The Trust sells its shares only to the separate accounts of certain select insurance companies (Participating Insurance Companies) to fund certain variable life insurance policies and variable annuity contracts (Policies).

This SAI supplements the information contained in the Prospectus and contains more detailed information about the investment strategies and policies the Trust’s investment manager, Waddell & Reed Investment Management Company (WRIMCO), or, if applicable, a Portfolio’s subadviser (Sub-adviser) (as applicable, the Portfolio’s Investment Manager), may employ and the types of instruments in which a Portfolio may invest, in pursuit of the Portfolio’s objective(s). A summary of the risks associated with these instrument types and investment practices is included as well.

The Investment Manager might not buy all of these instruments or use all of these techniques, or use them to the full extent permitted by a Portfolio’s investment policies and restrictions. The Investment Manager buys an instrument or uses a technique only if it believes that doing so will help a Portfolio achieve its objective(s). See Investment Restrictions for a listing of the fundamental and non-fundamental, or operating, policies.

Recent Market Conditions

The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Liquidity in some markets has decreased and credit has become scarcer worldwide. Recent regulatory changes, including the Dodd-Frank Wall Street Reform and Consumer Protection Act (the Dodd-Frank Act) and the introduction of new international capital and liquidity requirements under the Basel III Accords (Basel III), may cause lending activity within the financial services sector to be constrained for several years as Basel III rules phase in and rules and regulations are promulgated and interpreted under the Dodd-Frank Act. These market conditions may continue or worsen and may add significantly to the risk of short-term volatility in a Portfolio’s holdings. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken a number of steps in an attempt to support financial markets. Withdrawal of this support, failure of efforts in response to the crisis, and/or investor perception that such efforts are not succeeding could adversely impact the value and liquidity of certain securities. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces or to project the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Changes in market conditions will not have the same impact on all types of securities.

In addition, since 2010, the risks of investing in certain foreign government debt have increased dramatically as a result of the ongoing European debt crisis, which began in Greece and has begun to spread throughout various other European countries. These debt crises and the ongoing efforts of governments around the world to address them have also resulted in increased volatility and uncertainty in the global securities markets, and it is impossible to predict the effects of these or similar events in the future on the Portfolios; however, it is possible that these or similar events could have a significant adverse impact on the net asset value (NAV) and/or risk profile of a Portfolio.

Ivy Funds VIP Pathfinder Portfolios

Each of Ivy Funds VIP Pathfinder Aggressive, Ivy Funds VIP Pathfinder Moderately Aggressive, Ivy Funds VIP Pathfinder Moderate, Ivy Funds VIP Pathfinder Moderately Conservative, and Ivy Funds VIP Pathfinder Conservative (each, a Pathfinder Portfolio) is a fund of funds. Each invests primarily in a combination of other Portfolios that are not Pathfinder Portfolios (Underlying Funds), as described in the Prospectus.

Other Direct Investments of the Pathfinder Portfolios

Each Pathfinder Portfolio may invest directly in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), commercial paper and other short-term corporate obligations and other money market instruments, including repurchase agreements. Under normal circumstances, each Pathfinder Portfolio anticipates investments in these securities and instruments to be minimal.

Ivy Funds VIP Money Market

Ivy Funds VIP Money Market may only invest in the money market obligations and instruments listed below. In addition, as a money market fund that uses the amortized cost method of valuing its portfolio securities, the Portfolio must comply with Rule 2a-7

(Rule 2a-7) under the Investment Company Act of 1940, as amended (1940 Act). Among the primary conditions under Rule 2a-7, investments, including repurchase agreements, are limited to those that are U.S. dollar-denominated and which WRIMCO, pursuant to guidelines established by the Trust’s Board of Trustees (Board), determines present minimal credit risks and that are rated in one of the two highest rating categories by the required number of requisite nationally recognized statistical rating organizations (NRSRO(s)) or, if unrated, determined by WRIMCO to be of comparable quality to such securities pursuant to procedures established by, and under the general supervision and responsibility of, the Board. See Appendix A to this SAI for a description of some of these ratings. In addition, Rule 2a-7 limits investments in securities of any one issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities)) to no more than 5% of the Portfolio’s total assets. Investments in securities rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities are limited to no more than 3% of the Portfolio’s total assets, with investment in such securities of any one issuer (except U.S. government securities) being limited to 0.5% of the Portfolio’s total assets. In accordance with Rule 2a-7, the Portfolio: may invest in securities with a remaining maturity of not more than 397 calendar days or, for securities rated in the second highest rating category by the requisite NRSRO(s) (or, if unrated, determined by WRIMCO to be of comparable quality to such securities), not more than 45 calendar days; and must maintain a dollar-weighted average portfolio maturity that does not exceed 60 calendar days. Rule 2a-7 sets forth the method by which the maturity of a security is determined.

(1) U.S. Government Securities: See the section entitled U.S. Government Securities.

(2) Bank Obligations and Instruments Secured Thereby: Subject to the limitations described above, time deposits, certificates of deposit, bankers’ acceptances and other bank obligations if they are obligations of a bank subject to regulation by the U.S. government (including obligations issued by foreign branches of these banks) or obligations issued by a foreign bank having total assets equal to at least U.S. $500,000,000, and instruments secured by any such obligation.

A bank includes commercial banks and savings and loan associations. Time deposits are monies kept on deposit with U.S. banks or other U.S. financial institutions for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case, the yield of these investments will be reduced.

(3) Commercial Paper Obligations Including Floating Rate Securities and Variable Rate Master Demand Notes: Commercial paper rated in one of the two highest categories by the required number of requisite NRSRO(s), or if not rated, of comparable quality and issued by a corporation in whose debt obligations the Portfolio may invest (see 4 below). See Appendix A for a description of some of these ratings. A floating rate security has an interest rate that changes whenever there is a change in a designated base rate. A variable rate master demand note represents a purchasing/selling arrangement of short-term promissory notes under a letter agreement between a commercial paper issuer and an institutional investor.

(4) Corporate Debt Obligations: Corporate debt obligations if they are rated at least A by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another NRSRO. See Appendix A for a description of some of these debt ratings.

(5) Foreign Obligations and Instruments: Subject to the diversification requirements applicable to the Portfolio under Rule 2a-7, the Portfolio may invest in foreign bank obligations, obligations of foreign branches of U.S. banks, obligations guaranteed by a bank or a corporation in whose obligations the Portfolio may invest and commercial paper of an approved foreign issuer. Each of these obligations must be U.S. dollar-denominated. Investments in obligations of U.S. branches of foreign banks will be considered to be U.S. securities if WRIMCO has determined that the nature and extent of federal and state regulation and supervision of the branch in question is substantially equivalent to federal and state chartered or U.S. banks doing business in the same jurisdiction.

(6) Municipal Securities: Municipal securities if they are rated at least A by S&P or comparably rated by another NRSRO, or subject to a guarantee (such as a letter of credit or similar credit enhancement) by a corporation or bank in whose short-term obligations the Portfolio may invest and are otherwise permissible under Rule 2a-7.

(7) Certain Other Obligations: Obligations other than those listed in (1) through (6) only if any such other obligation is guaranteed as to principal and interest by either a bank in whose obligations the Portfolio may invest (see (2) above) or a corporation in whose commercial paper the Portfolio may invest (see (3) above) and otherwise permissible under Rule 2a-7.

The value of the obligations and instruments in which the Portfolio invests will fluctuate depending in large part on changes in prevailing interest rates. If these rates go up after the Portfolio buys an obligation or instrument, its value may go down; if these rates go down, its value may go up. Changes in value and yield based on changes in prevailing interest rates may have different effects on short-term debt obligations than on long-term obligations. Long-term obligations (which often have higher yields) may fluctuate in value more than short-term ones. Changes in interest rates will be more quickly reflected in the yield of a portfolio of short-term obligations than in the yield of a portfolio of long-term obligations.

Securities - General

The main types of securities in which the Portfolios may invest, subject to their respective investment policies and restrictions, may include common stocks, preferred stocks, debt securities and convertible securities. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. The equity securities in which a Portfolio invests may include preferred stock that converts into common stock. A Portfolio may invest in preferred stocks rated in any rating category of the NRSROs or, if unrated, determined by the Investment Manager to be of comparable quality, subject to the Portfolio’s investment policies and restrictions. In the case of a “split-rated” security, which results when NRSROs rate the security at different rating levels (for example, BBB by S&P or comparably rated by another NRSRO), it is each Portfolio’s general policy to classify such security at the higher rating level where, in the judgment of the Investment Manager such classification reasonably reflects the security’s quality and risk. Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality. As a general matter, however, when interest rates rise, the values of fixed-rate debt securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise. Similarly, debt securities with longer maturities are generally more sensitive to interest rate changes than debt securities with shorter maturities.

Subject to its investment policies and restrictions, a Portfolio may invest in debt securities rated in any rating category of the NRSROs, including securities rated in the lowest category (securities rated D by S&P or comparably rated by another NRSRO). Debt securities rated D by S&P or comparably rated by another NRSRO are in payment default or are regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated at least BBB- by S&P or comparably rated by another NRSRO are considered to be investment grade debt securities; however, securities rated BBB- or comparably rated by another NRSRO may have speculative characteristics. In addition, a Portfolio will treat unrated securities determined by the Investment Manager to be of comparable quality to a rated security as having that rating.

Low-rated debt securities (commonly called junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty. The market for low-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing low-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available. Since the risk of default is higher for low-rated debt securities, the Investment Manager’s research and credit analysis are an especially important part of managing securities of this type held by a Portfolio. The Investment Manager regularly monitors the issuers of low-rated debt securities in the Portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. The Trust may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the shareholders of each affected Portfolio.

While credit ratings are only one factor the Investment Manager relies on in evaluating high-yield debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit ratings for individual securities may change from time to time, and a Portfolio may retain a portfolio security whose rating has been changed. See Appendix A for a description of bond ratings.

Subject to its investment policies and restrictions, a Portfolio may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security. The issuer of such debt securities is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and may also be influenced by interest rate changes. In addition, although equity-linked debt securities are typically adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash. Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

Subject to its investment policies and restrictions, a Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed-income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security may be subject to redemption at the option of the issuer at a price established in the security’s offering document. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying stock, sell it to a third party or permit the issuer to redeem the security. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. Thus, any of these actions could have an adverse effect on a Portfolio’s ability to achieve its investment objective(s).

Subject to its investment policies and restrictions, a Portfolio may also invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer’s common stock at the call price that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer’s common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, however, the market value of the convertible preferred stock is less volatile than the related common stock of the issuer.

Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolios.

Specific Securities and Investment Practices — each Portfolio except the Pathfinder Portfolios

Banking Industry and Savings and Loan Obligations

Certificates of deposit are certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers’ acceptances, each Portfolio may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. Each Portfolio’s investments in certificates of deposit, time deposits, and bankers’ acceptance are limited to obligations of (i) U.S. banks having total assets in excess of $500,000,000 (as of the date of their most recent financial statements at the time of investment), (ii) U.S. banks which do not meet the $500,000,000 asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (FDIC), (iii) savings and loan associations which have total assets in excess of $500,000,000 and which are members of the FDIC, and (iv) foreign banks if the obligation is, in the opinion of the Investment Manager, of an investment quality comparable to other debt securities which may be purchased by the Portfolio. Each Portfolio’s investments in certificates of deposit of savings associations are limited to obligations of Federal or state-chartered institutions whose total assets exceed $500,000,000 and whose deposits are insured by the FDIC. Bank deposits are not marketable, and a Portfolio may invest in them subject to its investment restrictions regarding illiquid investments, unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Borrowing

Each Portfolio may borrow money only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. Interest on money borrowed is an expense the Portfolio would not otherwise incur, so that it may have reduced net investment income during periods of outstanding borrowings. If a Portfolio does borrow money, its share price may be subject to greater fluctuation until the borrowing is paid off.

Exchange-traded Funds

Subject to its investment policies and restrictions, a Portfolio (other than Ivy Funds VIP Money Market) may invest in exchange-traded funds (ETFs) for various purposes. For example, a Portfolio may invest in S&P 500 Depositary Receipts (SPDRs), which track the S&P 500 Index; S&P MidCap 400 Depositary Receipts (MidCap SPDRs), which track the S&P MidCap 400 Index; and “Dow Industrial Diamonds,” which track the Dow Jones Industrial Average, or in ETFs that track other indices; provided that such investments are consistent with the Portfolio’s investment objective(s) as determined by the Investment Manager. Each of these securities represents shares of ownership of a long-term unit investment trust that typically holds a proportionate amount of shares of all stocks included in the relevant underlying index. Since most ETFs are a type of investment company, a Portfolio’s purchases of ETF shares are subject to its investment restrictions regarding investments in other investment companies.

An ETF’s shares have a market price that approximates the NAV of the ETF’s portfolio, which is designed to track the designated index or the NAV of the underlying basket of commodities or commodities futures, as applicable. ETF shares are exchange-traded. As with other equity transactions, brokers charge a commission in connection with the purchase of shares of ETFs. In addition, an asset management fee is charged against the assets of an ETF (which is in addition to the investment management fee paid by a Portfolio).

Trading costs for ETFs are somewhat higher than those for stock index futures contracts, but, because ETFs trade like other exchange-listed equities, they represent a relatively quick and convenient method of using a Portfolio’s assets to track the return of a particular stock index.

Investments in an ETF generally present the same primary risks as investments in a conventional fund that is not exchange-traded. The price of an ETF can fluctuate, and a Portfolio could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade at a premium or discount to their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Foreign Securities and Currencies

Subject to its investment policies and restrictions, a Portfolio may invest in the securities of foreign issuers, including depositary receipts. In general, depositary receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American depositary receipts (ADRs), in registered form, are U.S. dollar-denominated receipts typically issued by a U.S. bank representing ownership of a specific number of shares in a non-U.S. corporation. ADRs are quoted and traded in U.S. dollars in the U.S. securities market. An ADR is sponsored if the original issuing company has selected a single U.S. bank to serve as its U.S. depositary and transfer agent. This relationship requires a deposit agreement which defines the rights and duties of both the issuer and depositary. Companies that sponsor ADRs must also provide their ADR investors with English translations of company information made public in their own country of domicile. Sponsored ADR investors also generally have the same voting rights as ordinary shareholders, barring any unusual circumstances. ADRs which meet these requirements can be listed on U.S. stock exchanges. Unsponsored ADRs typically are created at the initiative of a broker or bank reacting to demand for a specific foreign stock. The broker or bank purchases the underlying shares and deposits them in a depositary. Unsponsored shares issued after 1983 are not eligible for U.S. stock exchange listings, and they do not generally include voting rights.

Global depositary receipts and European depositary receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-U.S. investors and traders in non-U.S. markets. Global depositary receipts are designed to facilitate the trading of securities of foreign issuers by U.S. and non-U.S. investors and traders. The Investment Manager believes that investing in foreign securities involves investment opportunities as well as risks. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies may also differ favorably or unfavorably from U.S. companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. Thus, the value of securities denominated in or indexed to foreign currencies, and the value of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. The Investment Manager believes that a Portfolio’s ability to invest its assets abroad might enable it to take advantage of these differences and strengths where they are favorable.

However, foreign securities and foreign currencies involve additional significant risks, apart from the risks inherent in U.S. investments. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial conditions and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including: the possibility of expropriation or nationalization of assets; confiscatory taxation; restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars (which also may affect the liquidity of such investments), such as those applicable to certain investments in China; or other government intervention. There may be greater possibility of default by foreign governments or government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Investment Manager will be able to anticipate these potential events or counter their effects.

Certain foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

As a general rule, the country designation for a security for purposes of a Portfolio’s investment policies and restrictions regarding foreign securities is the issuer’s country of domicile, as indicated by a third-party source (for example, Bloomberg). However, pursuant to its procedures, the Investment Manager may request a different country designation due to certain identified circumstances. For example, an issuer’s country designation could be changed to: (i) the country in which the security is principally traded (determined based on a percentage of the total volume traded); (ii) the country from which the issuer, during the issuer’s most recent fiscal year, derived at least 50% of its revenues or profits (from goods produced or sold, investments made, or services performed); (iii) the country where the issuer has at least 50% of its assets; or (iv) the country under whose laws the guarantor of the security is organized. The request to change a security’s country designation must be delivered to the Portfolios’ Treasurer and to the Portfolios’ Chief Compliance Officer (CCO) for approval.

Investments in obligations of U.S. branches of foreign banks will be considered U.S. securities if the Investment Manager has determined that the nature and extent of Federal and state regulation and supervision of the branch in question are substantially equivalent to Federal or state-chartered U.S. banks doing business in the same jurisdiction.

Subject to its investment policies and restrictions, a Portfolio may purchase and sell foreign currency and invest in foreign currency deposits and may enter into forward currency contracts. The Portfolios may incur a transaction charge in connection with the exchange of currency. Currency conversion involves dealer spreads and other costs, although commissions are not usually charged. See, Options, Futures and Other Strategies - Forward Currency Contracts.

Foreign Currencies. Investment in foreign securities usually will involve currencies of foreign countries. Moreover, subject to its investment policies and restrictions, a Portfolio (other than Ivy Funds VIP Money Market) may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of a Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Portfolio may incur costs in connection with conversions between various currencies. Although a Portfolio’s custodian values the Portfolio’s assets daily in terms of U.S. dollars, the Portfolio does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis, and for certain investments, there may be restrictions imposed by a foreign government on the conversion of its currency to U.S. dollars (or other currencies). Generally, however, a Portfolio will convert its holdings of foreign currencies into U.S. dollars, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. A Portfolio will conduct its foreign currency exchange transactions either on a spot (that is, cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

Because a Portfolio may invest in both U.S. and foreign securities markets, changes in the Portfolio’s share price may have a low correlation with movements in U.S. markets. Each Portfolio’s share price will reflect the movements of the different stock and bond markets in which it invests (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of a Portfolio’s investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Currencies in which a Portfolio’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Portfolio.

A Portfolio usually effects currency exchange transactions on a spot (that is, cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange will be incurred when the Portfolio converts assets from one currency to another. Further, a Portfolio may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. For example, in order to realize the value of a foreign investment, the Portfolio must convert that value, as denominated in its foreign currency, into U.S. dollars using the applicable currency exchange rate. The exchange rate represents the current price of a U.S. dollar relative to that foreign currency; that is, the amount of such foreign currency required to buy one U.S. dollar. If a Portfolio holds a foreign security which has appreciated in value as measured in the foreign currency, the level of appreciation actually realized by the Portfolio may be reduced or even eliminated if the foreign currency has decreased in value relative to the U.S. dollar subsequent to the date of purchase. In such a circumstance, the cost of a U.S. dollar purchased with that foreign currency has gone up and the same amount of foreign currency purchases fewer dollars than at an earlier date.

Emerging Market Securities. The risks of investing in foreign countries are intensified in developing countries, or emerging markets. A developing country is a nation that, in the Investment Manager’s opinion, is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the United Kingdom, France, Germany, Italy, Japan and Canada. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

The Investment Manager considers countries having developing markets to be all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. In addition, developing market securities means (i) securities of companies the principal securities trading market for which is a developing market country, as defined above, (ii) securities, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such developing market countries or sales made in such developing market countries or (iii) securities of companies organized under the laws of, and with a principal office in, a developing market country.

Some of the risks to which a Portfolio may be exposed by investing in securities of emerging markets are: restrictions placed by the government of a developing country related to investment, currency exchange controls, and repatriation of the proceeds of investment in that country; fluctuation of a developing country’s currency against the U.S. dollar; unusual price volatility in a developing country’s securities markets; government involvement in the private sector, including government ownership of companies in which the Portfolio may invest; limited information about a developing market; high levels of tax levied by developing countries on dividends, interest and capital gains; the greater likelihood that developing markets will experience more volatility in inflation rates than developed markets; the greater potential that securities purchased by the Portfolio in developing markets may be fraudulent or counterfeit due to differences in the level of regulation, disclosure requirements and recordkeeping practices in those markets; risks related to the liquidity and transferability of investments in certain instruments, such as loan participations, that may not be considered “securities” under local law; settlement risks, including potential requirements for the Portfolio to render payment prior to taking possession of portfolio securities in which it invests; the possibility of nationalization, expropriation or confiscatory taxation; favorable or unfavorable differences between individual foreign economies and the U.S. economy, such as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position; additional costs associated with any investment in non-U.S. securities, including higher custodial fees than typical U.S. custodial arrangements, transaction costs of foreign currency conversions and generally higher commission rates on portfolio transactions than prevail in U.S. markets; greater social, economic and political instability, including the risk of war; lack of availability of currency hedging or other risk management techniques in certain developing countries; the fact that companies in developing countries may be newly organized and may be smaller and less seasoned; differences in accounting, auditing and financial reporting standards; the heightened risks associated specifically with establishing record ownership and custody of securities; and limitations on obtaining and enforcing judgments against non-U.S. residents.

Foreign Sovereign Debt Obligations. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Illiquid Investments

Illiquid investments are investments that cannot be sold or otherwise disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Investments currently considered to be illiquid include:

(1) repurchase agreements not terminable within seven days;

(2) restricted securities not determined to be liquid pursuant to guidelines established by the Board;

(3) non-government stripped fixed-rate mortgage-backed securities;

(4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand;

(5) over-the-counter (OTC) options (options not traded on an exchange) and their underlying collateral;

(6) securities for which market quotations are not readily available;

(7) securities involved in swap, cap, floor or collar transactions; and

(8) direct debt instruments.

The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

In addition, a Portfolio considers foreign securities in its portfolio that are subject to a limitation lasting more than seven days on the repatriation of the proceeds of a sale or other disposition of the securities as illiquid.

If through a change in values, net assets, or other circumstances, a Portfolio were in a position where more than 15% (5% for Ivy Funds VIP Money Market) of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

The Investment Manager believes that, in general, it is in the best interest of a Portfolio to be able to invest in illiquid securities up to the maximum allowable under the Portfolio’s investment restriction on illiquid investments. The Investment Manager believes that the risk of investing in illiquid securities is manageable, considering the availability of certain securities that are currently considered illiquid but have widely established trading markets. For example, there has been significant growth in the types and availability of structured products, including: asset backed securities (which also includes many mortgage-backed securities), collateralized bond obligations, collateralized mortgage obligations, collateralized debt obligations and commercial mortgage-backed securities. Since many of these securities are initially offered as individual issues, they are often deemed illiquid. See Mortgage-Backed and Asset-Backed Securities for more information on these types of securities.

Credit derivatives, such as credit default swaps, have also grown in both popularity and availability over the past few years. See “Swaps, Caps, Collars and Floors” in the section entitled Options, Futures and Other Strategies for more information about credit default swaps.

As well, it has become easier for institutional investors to structure their own investments. For example, if the Investment Manager desired Korean exposure for a Portfolio, instead of following difficult procedures for direct investment, the Investment Manager could, instead, invest in a specialized OTC bond or other instrument with an investment banker which would pay the same as the return on the Korean bond market without having to physically invest in the Korean market.

Indexed Securities

Each Portfolio may purchase indexed securities, subject to its operating policy regarding financial instruments and other applicable restrictions. Indexed securities are securities, the value of which varies in relation to the value of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Subject to the requirements of Rule 2a-7, Ivy Funds VIP Money Market may purchase securities, the value of which varies in relation to the value of financial indicators such as other securities, securities indexes or interest rates, as long as the indexed securities are U.S. dollar-denominated. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific index, instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying investments. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The Investment Manager will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of a Portfolio’s investment allocations, depending on the individual characteristics of the securities. Certain indexed securities that are not traded on an established market may be deemed illiquid.

Initial Public Offerings

Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A Portfolio may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of a Portfolio’s holdings as the Portfolio’s assets increase (and thus have a more limited effect on the Portfolio’s performance).

Investment Company Securities

Each Portfolio (other than Ivy Funds VIP Money Market) may purchase shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief and subject to its other investment policies and restrictions. As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees; therefore, if a Portfolio acquires shares of an investment company, the Portfolio’s shareholders would bear both their proportionate share of expenses of the Portfolio (including management and advisory fees) and, indirectly, the expenses of such investment company.

Closed-end Investment Companies. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their NAVs. Shares of closed-end investment companies also may trade at a discount to NAV, which means a Portfolio may have to sell shares at a price lower than their NAV per share. Additionally, closed-end investment company shares may be halted or delisted by the listing exchange. Some countries, such as South Korea, Chile and India, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. The 1940 Act restrictions on investments in securities of other investment companies may limit opportunities that some of the Portfolios otherwise permitted to invest in foreign securities otherwise would have to invest indirectly in certain developing markets. A Portfolio will incur brokerage costs when purchasing and selling shares of closed-end investment companies.

Business Development Companies. Subject to its investment policies and restrictions, a Portfolio (other than Ivy Funds VIP Money Market) may invest in shares of business development companies (BDCs). BDCs are a type of closed-end investment company regulated by the 1940 Act and typically invest in and lend to small and medium-sized private companies that may not have access to public equity markets for capital raising. BDCs invest in such diverse industries as healthcare, chemical, manufacturing, technology and service companies. A BDC must invest at least 70% of the value of its total assets in certain asset types, which are typically the securities of private U.S. businesses, and must make available significant managerial assistance to the issuers of such securities. BDCs often offer a yield advantage over other types of securities. Managers of BDCs may be entitled to compensation based on the BDC’s performance, which may result in a manager of a BDC making riskier or more speculative investments in an effort to maximize incentive compensation and higher fees.

Because BDCs typically invest in small and medium-sized companies, a BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group. Accordingly, the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase the BDC’s volatility and risk. Investments made by BDCs are generally subject to legal and other restrictions on resale and are otherwise less liquid than publicly traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a BDC in which a Portfolio invests to liquidate its portfolio quickly, it may realize a loss on its investments. BDCs also may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be disproportionately impacted by the poor performance of a small number of investments, or even a single investment, particularly if a BDC experiences the need to write down the value of an investment, which tends to increase the BDC’s volatility and risk.

Investments in BDCs are subject to management risk, including the ability of the BDC’s management to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount to their NAV. Like an investment in other investment companies, a Portfolio will indirectly bear its proportionate share of any management and other expenses charged by the BDCs in which it invests.

BDCs may employ the use of leverage through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility of the BDC and the possibility that the BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

ETFs. For information on ETFs, see Exchange-traded Funds.

Lending Securities

For the purpose of realizing additional income or offsetting expenses, each Portfolio may (but currently does not intend to) make secured loans of portfolio securities up to the maximum amount of its total assets allowed under the 1940 Act (currently, one-third of total assets which, for purposes of this limitation, include the value of collateral received in return for securities loaned). If a Portfolio lends securities, the borrower pays the Portfolio an amount equal to the dividends or interest on the securities that the Portfolio would have received if it had not loaned the securities. The Portfolio also receives additional compensation. Under a Portfolio’s securities lending procedures, the Portfolio may lend securities only to broker-dealers and financial institutions deemed creditworthy by the Investment Manager. The creditworthiness of entities to which a Portfolio makes loans of portfolio securities is monitored by WRIMCO throughout the term of the loan.

Any securities loans that a Portfolio makes must be collateralized in accordance with applicable regulatory requirements (the Guidelines). At the time of each loan, the Portfolio must receive collateral equal to no less than 100% of the market value of the securities loaned. Under the present Guidelines, the collateral must consist of cash or U.S. government securities or bank letters of credit, at least equal in value to the market value of the securities loaned on each day that the loan is outstanding. If the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities lent. If the market value of the securities decreases, the borrower is entitled to a return of the excess collateral.

There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for a Portfolio to receive interest on the investment of the cash collateral or to receive interest on the U.S. government securities used as collateral. Part of the interest received in either case may be shared with the borrower.

The letters of credit that a Portfolio may accept as collateral are agreements by banks (other than the borrowers of the Portfolio’s securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Portfolio, while the letter is in effect, amounts demanded by the Portfolio if the demand meets the terms of the letter. The

Portfolio’s right to make this demand secures the borrower’s obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Portfolio’s custodian bank) must be satisfactory to the Investment Manager.

The Portfolios will make loans only under rules of the New York Stock Exchange (NYSE), which presently require the borrower to give the securities back to the Portfolio within five business days after the Portfolio gives notice to do so. If the Portfolio loses its voting rights on securities loaned, it will not be able to have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on. A Portfolio may pay reasonable finder’s, administrative and custodian fees in connection with loans of securities.

Some, but not all, of these rules are necessary to meet regulatory requirements relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. The requirements do not cover the rules which may be changed without shareholder vote, as to: (1) whom securities may be loaned; (2) the investment of cash collateral; or (3) voting rights.

There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases, as well as risks of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower fail financially.

Loans and Other Direct Debt Instruments

Loan Participations. Subject to their respective investment policies and restrictions, the Portfolios may purchase loan participations (sometimes called bank loans). Loan participations are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, or investment banks). Purchasers of participation interests do not have any direct contractual relationship with the borrower. Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. In an assignment, the Portfolio purchases an assignment of a portion of a lender’s interest in a loan. In this case, the Portfolio may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan.

Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest may also limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant. Most loan participations are secured, and most impose restrictive covenants that must be met by the borrower. These loans typically are made by a syndicate of banks and institutional investors, represented by an agent bank that has negotiated and structured the loan and that is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Typically, under loan agreements, the agent is given broad discretion in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and pre-funded or synthetic letters of credit.

A Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by a Portfolio to receive scheduled interest or principal payments on a loan would adversely affect the income of the Portfolio and would likely reduce the value of its assets, which would be reflected in a reduction in the Portfolio’s NAV. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing as assignment in a loan. In selecting the loans in which a Portfolio will invest, however, the Investment Manager will not rely on that credit analysis of the agent bank but will perform its own investment analysis of the borrowers. The Investment Manager’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of the loans a Portfolio will invest in will be rated by one or more NRSROs. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the Portfolio’s credit quality policy. Some floating rate loans and other debt securities are not rated by any NRSRO. Historically, floating rate loans have not been registered with the Securities and Exchange Commission (SEC) or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan historically has been less extensive than if the floating rate loan were registered or exchange-traded.

Floating rate loans and other debt securities that are fully secured provide more protections than unsecured securities in the event of failure to make scheduled interest or principal payments. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. In connection with the restructuring of a floating rate loan or other debt security outside of bankruptcy court in a negotiated work-out or in the context of bankruptcy proceedings, equity securities or junior debt securities may be received in exchange for all or a portion of an interest in the security.

Corporate loans in which a Portfolio may purchase a loan assignment are made generally to provide bridge loans (temporary financing), finance internal growth, mergers, acquisitions (acquiring another company), recapitalizations (reorganizing the assets and liabilities of a borrower), stock purchases, leverage buy-outs (taking over control of a company), dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by a Portfolio will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. A Portfolio may hold investments in loans for a very short period of time when opportunities to resell the investments that the Investment Manager believes are attractive arise.

Certain of the loans acquired by a Portfolio may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Portfolio would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the Portfolio is committed to make additional loans under such an assignment, it will at all times, designate cash or securities in an amount sufficient to meet such commitments. A revolving credit facility may require the Portfolio to increase its investment in a floating rate loan at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.

Notwithstanding its intention in certain situations to not receive material non-public information with respect to its management of investments in floating rate loans, the Investment Manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held by a Portfolio. Possession of such information may in some instances occur despite the Investment Manager’s efforts to avoid such possession, but in other instances, the Investment Manager may choose to receive such information (for example, in connection with participation in a creditor’s committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the Investment Manager’s ability to trade in these loans for the account of a Portfolio could potentially be limited by its possession of such information. Such limitations on the Investment Manager’s ability to trade could have an adverse effect on a Portfolio by, for example, preventing the Portfolio from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the Investment Manager may hold other securities issued by borrowers whose floating rate loans may be held by a Portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held by the Portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s floating rate loans. In such cases, the Investment Manager may owe conflicting fiduciary duties to the Portfolio and other client accounts. the Investment Manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the Investment Manager’s client account collectively held only a single category of the issuer’s securities.

A floating rate loan offered as part of the original lending syndicate typically is purchased at par value. As part of the original lending syndicate, a purchaser generally earns a yield equal to the stated interest rate. In addition, members of the original syndicate typically are paid a commitment fee. In secondary market trading, floating rate loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate, respectively. At certain times when reduced opportunities exist for investing in new syndicated floating rate loans, floating rate loans may be available only through the secondary market.

If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank or other regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated, and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of the purchasers of floating rate loans are subject to the claims of the agent’s general or secured creditors, the purchasers might incur certain costs and delays in realizing payment on a floating rate loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower’s bankruptcy or insolvency, the borrower’s obligation to repay a floating rate loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Collateral. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower. The collateral typically has a market value, at the time the floating rate loan is made, that equals or exceeds the principal amount of the floating rate loan. The value of the collateral may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loan collateral may consist of various types of assets or interests. Collateral may include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees of affiliates of the borrower. Inventory is the goods a company has in stock, including finished goods, goods in the process of being manufactured, and the supplies used in the process of manufacturing. Accounts receivable are the monies due to a company for merchandise or securities that it has sold, or for the services it has provided. Tangible fixed assets include real property, buildings, and equipment. Intangible assets include trademarks, copyrights and patent rights, and securities of subsidiaries or affiliates.

Generally, floating rate loans are secured unless (i) the purchaser’s security interest in the collateral is invalidated for any reason by a court, or (ii) the collateral is fully released with the consent of the agent bank and lenders or under the terms of a loan agreement as the creditworthiness of the borrower improves. Collateral impairment is the risk that the value of the collateral for a floating rate loan will be insufficient in the event that a borrower defaults. Although the terms of a floating rate loan generally require that the collateral at issuance have a value at least equal to 100% of the amount of such floating rate loan, the value of the collateral may decline subsequent to the purchase of a floating rate loan. In most loan agreements there is no formal requirement to pledge additional collateral. There is no guarantee that the sale of collateral would allow a borrower to meet its obligations should the borrower be unable to repay principal or pay interest or that the collateral could be sold quickly or easily.

In addition, most borrowers pay their debts from the cash flow they generate. If the borrower’s cash flow is insufficient to pay its debts as they come due, the borrower may seek to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the Federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in bankruptcy proceedings, access to the collateral may be limited by bankruptcy and other laws. In the event that a court decides that access to the collateral is limited or void, it is unlikely that purchasers could recover the full amount of the principal and interest due.

There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a floating rate loan. On occasions when such stock cannot be pledged, the floating rate loan will be temporarily unsecured until the stock can be pledged or is exchanged for, or replaced by, other assets.

Some floating rate loans are unsecured. If the borrower defaults on an unsecured floating rate loan, there is no specific collateral on which the purchaser can foreclose.

Floating Interest Rates. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London Interbank Offered Rate (“LIBOR”), the Certificate of Deposit (“CD”) Rate of a designated U.S. bank, the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. A borrower usually has the right to select the base lending rate and to change the base lending rate at specified intervals. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower.

The interest rate on LIBOR-based and CD Rate-based floating rate loans is reset periodically at intervals ranging from 30 to 180 days, while the interest rate on Prime Rate- or Federal Funds Rate-based floating rate loans floats daily as those rates change. Investment in floating rate loans with longer interest rate reset periods can increase fluctuations in the floating rate loans’ values when interest rates change.

The yield on a floating rate loan will primarily depend on the terms of the underlying floating rate loan and the base lending rate chosen by the borrower. The relationship between LIBOR, the CD Rate, the Prime Rate, and the Federal Funds Rate will vary as market conditions change.

Floating rate loans typically will have a stated term of five to nine years. However, because floating rate loans are frequently prepaid, their average maturity is expected to be two to three years. The degree to which borrowers prepay floating rate loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the borrower’s financial condition, and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments of principal to the purchaser of a floating rate loan may result in the principal’s being reinvested in floating rate loans with lower yields.

A Portfolio limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the Portfolio’s investment restrictions). For purposes of these restrictions, a Portfolio generally will treat the borrower as the “issuer” of indebtedness held by the Portfolio. In the case of participation interests where a bank or other lending institution serves as intermediate participant between a Portfolio and the borrower, if the participation interest does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes. Treating an intermediate participant as an issuer of indebtedness may restrict a fund’s ability to invest in indebtedness related to a single intermediate participant, or a group of intermediate participants engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

A borrower must comply with various restrictive covenants contained in the loan agreement. In addition to requiring the scheduled payment of interest and principal, these covenants may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. The loan agreement may also contain a covenant requiring the borrower to prepay the floating rate loan with any free cash flow. A breach of a covenant that is not waived by the agent (or by the lenders directly) is normally an event of default, which provides the agent or the lenders the right to call the outstanding floating rate loan.

Direct Debt Instruments. A Portfolio may invest in direct debt instruments, subject to its policies and restrictions regarding the quality of debt securities. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any NRSRO. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio’s share price and yield could be adversely affected. Loans that are fully secured offer the Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and principal when due.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the Portfolio in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Portfolio relies on research by the Investment Manager in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Portfolio has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Portfolio were determined to be subject to the claims of the agent’s general creditors, the Portfolio might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Investments in direct debt instruments may entail less legal protection for the Portfolio. Direct indebtedness purchased by the Portfolio may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Portfolio to pay additional cash on demand. These commitments may have the effect of requiring the Portfolio to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid. The Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments. Other types of direct debt instruments, such as loans through direct assignment of a financial institution’s interest with respect to a loan, may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

A Portfolio limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry. For purposes of these limitations, a Portfolio generally will treat the borrower as the issuer of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the Portfolio and the borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, SEC interpretations require the Portfolio, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as issuers for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Low-Rated Securities

Debt securities rated below the four highest categories (that is, below BBB- by S&P, for example) are not considered investment grade obligations and commonly are called “junk bonds.” These securities are predominately speculative and present more credit risk than investment grade obligations. Bonds rated below the fourth highest category are also regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments.

Low-rated and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated and unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Portfolio’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily NAV of the Portfolio’s shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Portfolio to achieve its investment objective may be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher-rated securities.

Low-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low-rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low-rated debt securities defaults, a Portfolio may incur additional expenses to seek recovery.

Distressed Debt Securities. Subject to its investment policies and restrictions, a Portfolio (other than Ivy Funds VIP Money Market) may invest in distressed companies and/or non-investment grade debt (collectively referred to as Distressed Debt). A Portfolio generally makes such investments to achieve capital appreciation, rather than to seek income. Investing in Distressed Debt includes investing in securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy. A Portfolio’s investment in Distressed Debt typically involves the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank.

Loan participations represent fractional interests in a company’s indebtedness and generally are made available by banks or other institutional investors. By purchasing all or a part of a loan participation, a Portfolio, in effect, steps into the shoes of the lender. Distressed Debt purchased by a Portfolio may be in the form of loans, notes or bonds. If the loan is secured, a Portfolio will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders otherwise no such priority of claims exists.

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a Portfolio invests in these securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Portfolio. Distressed Debt securities typically are unrated, lower-rated, in default or close to default. Also, Distressed Debt generally is more likely to become worthless than the securities of more financially stable companies. An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value and, thus, impact Portfolio performance. These debt securities are subject to interest rate, credit and prepayment risk. An increase in interest rates will reduce the resale value of debt securities and changes in the financial condition or credit rating of an issue may affect the value of its debt securities. Issuers may prepay their obligations on fixed rate debt securities when interest rates decline, which can shorten a security’s maturity and reduce a Portfolio’s return.

Debt securities rated below investment grade, and the type of Distressed Debt securities which a Portfolio may purchase, generally are considered to have more risk than higher-rated debt securities. They also may fluctuate more in price, and are less liquid than higher-rated debt securities. Their prices are especially sensitive to developments affecting the company’s business and to ratings changes, and typically rise and fall in response to factors that affect the company’s stock prices. Issuers of such Distressed Debt are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that a Portfolio may lose its entire investment in defaulted bonds is greater in comparison to investing in non-defaulted bonds. Purchasers of participations in indebtedness, such as a Portfolio, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, a Portfolio incurs the risk as to the creditworthiness of the bank or other financial intermediary, as well as of the company issuing the underlying indebtedness.

Master Limited Partnerships

Subject to their respective investment policies and restrictions, the Portfolios (other than Ivy Funds VIP Money Market) may invest in master limited partnerships (MLPs). An MLP is a limited partnership (or similar entity that is classified as a partnership for Federal tax purposes), the interests in which are publicly traded. MLP units are generally registered with the SEC and are freely traded on a securities exchange or in the OTC market. Many MLPs operate in the oil and gas industries, including energy processing and distribution. MLPs are pass-through entities or businesses that are taxed at the security holder level and generally are not subject to Federal or state income tax at the entity level. Annual income, gains, losses, deductions and credits of an MLP pass through directly to its security holders. Distributions from an MLP, whether they are attributable to its annual net income that is passed through or consist in part of a return of the amount originally invested, would not be taxable, to the extent they do not exceed the investor’s adjusted basis in its MLP interest. Generally, an MLP is operated under the supervision of one or more general partners. Limited partners are not involved in the day-to-day management of an MLP.

Investing in MLPs generally is subject to risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. (For example, owners of common units in an MLP may have limited voting rights and no ability to elect directors, trustees or other managers.) Although unitholders of an MLP are generally limited in their liability, similar to a corporation’s shareholders, an MLP’s creditors typically have the right to seek the return of distributions made to the MLP’s unitholders if the liability in question arose before the distributions were paid. This liability may stay attached to the unitholder even after the units are sold.

MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or geographic region are subject to the risks associated with such industry or region (such as the risks associated with investing in the real estate or oil and gas industries). Investments held by an MLP may be relatively illiquid, limiting the MLP’s ability to vary its portfolio promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

Net income from an interest in a “qualified publicly traded partnership” (QPTP), which many MLPs are treated as for Federal tax purposes, is qualifying income for an entity such as a Portfolio that is a regulated investment company for those purposes (RIC). Please see the section entitled Taxation of the Portfolios for additional information regarding the tax consequences of a Portfolio’s investing in a QPTP.

Money Market Instruments

Money market instruments are high-quality, short-term debt instruments. They may include U.S. government securities, commercial paper and other short-term corporate obligations, certificates of deposit and other financial institution obligations. These instruments may carry fixed or variable interest rates.

Mortgage-Backed and Asset-Backed Securities

Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as CMOs. Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of the payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The U.S. government mortgage-backed securities in which a Portfolio may invest include mortgage-backed securities issued by the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae) or Federal Home Loan Mortgage Corporation (Freddie Mac). Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value.

Ginnie Mae is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned by stockholders. It is subject to general regulation by the Federal Housing Finance Authority (FHFA). Fannie Mae purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on pass-through securities that it issues, but those securities are not backed by the full faith and credit of the U.S. government. Freddie Mac is a government sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned by stockholders. Freddie Mac issues participation certificates, which represent interests in mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on the participation certificates it issues, but those are not backed by the full faith and credit of the U.S. government.

The U.S. Treasury (Treasury) has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac; however, in 2008, due to capitalization concerns, Congress provided the Treasury with additional authority to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock, as described below. In September 2008, those capital concerns led the Treasury and the FHFA to announce that Fannie Mae and Freddie Mac had been placed in conservatorship.

Since that time, Fannie Mae and Freddie Mac have received significant capital support through Treasury preferred stock purchases as well as Treasury and Federal Reserve purchases of their mortgage backed securities. While the purchase programs for mortgage-backed securities ended in 2010, the Treasury continued its support for the entities’ capital as necessary to prevent a negative net worth. From the end of 2007 through the first quarter of 2013, Fannie Mae and Freddie Mac required Treasury support of approximately $187.5 billion through draws under the Treasury’s preferred stock purchase agreements. They have repaid approximately $65 billion in dividends. Both Fannie Mae and Freddie Mac ended the first quarter of 2013 with positive net worth, and as a result, neither required a draw from the Treasury. However, FHFA has made projections for preferred stock purchases through 2015, predicting that cumulative Treasury draws (including dividends) at the end of 2015 could range from $191 billion to $209 billion. Accordingly, no assurance can be given that the Federal Reserve, Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities.

The FHFA and the Treasury (through its agreements to purchase preferred stock of Fannie Mae and Freddie Mac) also have imposed strict limits on the size of the mortgage portfolios of Fannie Mae and Freddie Mac. In August 2012, the Treasury amended its preferred stock purchase agreements to provide that the portfolios of Fannie Mae and Freddie Mac will be wound down at an annual rate of 15 percent (up from the previously agreed annual rate of 10 percent), requiring Fannie Mae and Freddie Mac to reach the $250 billion target four years earlier than previously planned. Further, when a ratings agency downgraded long-term U.S. government debt in August 2011, the agency also downgraded the bond ratings of Fannie Mae and Freddie Mac, from AAA to AA+, based on their direct reliance on the U.S. government (although that rating did not directly relate to their mortgage-backed securities). The U.S. government’s commitment to ensure that Fannie Mae and Freddie Mac have sufficient capital to meet their obligations was, however, unaffected by the downgrade.

A Portfolio may purchase mortgage-backed securities issued by both government and non-government entities such as banks, mortgage lenders or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and a Portfolio may invest in them if the Investment Manager determines that such investments are consistent with the Portfolio’s objective(s) and investment policies.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the principal-only security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only security (IO) receives interest payments from the same underlying security.

For example, IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of the investor’s initial investment, even if the security is guaranteed by the U.S. government or considered to be of the highest quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other CMOs involve special risks, and evaluating them requires special knowledge.

Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed above. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

Special Characteristics of Mortgage-Backed and Asset-Backed Securities. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool’s term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed-rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Changes in the rate or speed of these payments can cause the value of the mortgage-backed securities to fluctuate rapidly. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield.

The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. CMO classes may be specifically structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Municipal Obligations

Municipal obligations are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main kinds of municipal bonds are general obligation bonds and revenue bonds. The issuer of a general obligation bond has pledged its full faith, credit and taxing power for the payment of principal and interest on the bond. Revenue bonds are payable only from specific sources; these may include revenues from a particular facility or class of facilities or special tax or other revenue source. Private activity bonds are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. Their credit quality is usually directly related to the credit standing of the user of the facilities being financed.

Natural Resources and Physical Commodities

When a Portfolio invests in securities of companies engaged in natural resources activities, the Portfolio may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of the Portfolio’s securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources may also fluctuate directly with respect to real and perceived inflationary trends and various political developments. In selecting the Portfolio’s investments, the Investment Manager will consider each company’s ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company’s failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

Natural resource industries throughout the world may be subject to greater political, environmental and other governmental regulation than many other industries. Changes in governmental policies and the need for regulatory approvals may have an adverse effect on the products and services of natural resources companies. For example, the exploration, development and distribution of coal, oil and gas in the U.S. are subject to significant Federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered to companies in those industries. In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. Such regulations may also hamper the development of new technologies. The direction, type or effect of any future regulations affecting natural resource industries are virtually impossible to predict.

Generally, energy commodities, such as coal, natural gas and crude oil, have distinctly higher volatility than other types of commodities, due in part to real time pricing and cross-commodity arbitrage described below. In purchasing related securities, the Investment Manager considers the integration of derivatives and physical trades for risk management in a real-time environment in order to meet the demands of the marketplace. As well, scheduling receipts, deliveries and transmission of a commodity can all impact investments in commodities.

Energy commodities have unique market risks and physical properties which can affect the available supply. Factors unique to energy commodities include: research and development, location, recovery costs, transportation costs, conversion costs and storage costs, as well as global demand and other events that can affect demand such as war, weather and alternative energy sources. Natural gas and crude oil are especially susceptible to changes in supply and global demand.

An investor in commodities must be able to manage cross-commodity arbitrage, that is, the ability to determine positions stated in equivalent units of measure (Btu units). When assessing an investment opportunity — in coal, natural gas or crude oil — this calculation can be critical in determining the success an investor has when calculating how a trade breaks down into a single common denominator. Coal tolling, for instance, involves the conversion of coal to electricity for a fee. The tolling of coal gives marketers, suppliers and generators another arbitrage opportunity if there is a disparity between coal and electricity prices while providing some added liquidity between the two commodities.

Principal risks of investing in certain types of commodities include:

•	cross-commodity arbitrage can negatively impact a Portfolio’s investments;

•

fluctuations in demand can negatively impact individual commodities: alternative sources of energy can create unforeseen competition; changes in weather can negatively affect demand; and global production can alter demand and the need for specific sources of energy;

•

fluctuations in supply can negatively impact individual commodities: transportation costs, research and development, location, recovery/retrieval costs, conversion costs, storage costs and natural disasters can all adversely impact different investments and types of energy;

•	environmental restrictions can increase costs of production;

•	restrictions placed by the government of a developing country related to investment, exchange controls, and repatriation of the proceeds of investment in that country; and

•	war can limit production or access to available supplies and/or resources.

Investments in precious metals (such as gold) and other physical commodities are considered speculative and subject to special risk considerations, including substantial price fluctuations over short periods of time as well as increasing regulation. On the other hand, investments in precious metals, coins or bullion could help to moderate fluctuations in the value of a Portfolio’s holdings, since the prices of precious metals have at times tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals.

Because precious metals and other commodities do not generate investment income, the return on such investments will be derived solely from the appreciation or depreciation on such investments. A Portfolio may also incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities. When a Portfolio purchases a precious metal or other physical commodity, the Investment Manager currently intends that it will only be in a form that is readily marketable. To continue to qualify as a RIC, a Portfolio may not derive more than 10% of its yearly gross income from gains resulting from selling precious metals or any other physical commodity (or options or futures contracts thereon unless the gain is realized from certain hedging transactions) and other “non-qualifying income.” See Taxation of the Portfolios. Accordingly, a Portfolio may be required to hold its precious metals or sell them at a loss, or to sell some portfolio securities at a gain, when for investment reasons it would not otherwise do so.

The ability of a Portfolio, to purchase and hold precious metals such as gold, silver and platinum may allow it to benefit from a potential increase in the price of precious metals or stability in the price of such metals at a time when the value of securities may be declining. For example, during periods of declining stock prices, the price of gold may increase or remain stable, while the value of the stock market may be subject to general decline.

Precious metal prices are affected by various factors, such as economic conditions, political events and monetary policies. As a result, the prices of gold, silver or platinum may fluctuate widely. The sole source of return to a Portfolio from such investments will be gains realized on their sale; a negative return will be realized if the metal is sold at a loss. Investments in precious metals do not provide a yield. A Portfolio’s direct investment in precious metals is limited by tax considerations. See Taxation of the Portfolios.

Options, Futures and Other Derivatives Strategies

General. The Investment Manager may use certain options, futures contracts (sometimes referred to as futures), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, Financial Instruments) to attempt to enhance income or yield, to hedge, to gain exposure to securities, sectors or geographical areas or to otherwise manage the risks of a Portfolio’s investments.

Generally, each Portfolio (other than Ivy Funds VIP Money Market) may purchase and sell any type of Financial Instrument. However, as an operating policy, a Portfolio will only purchase or sell a particular Financial Instrument if the Portfolio is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. Since each Portfolio (other than Ivy Funds VIP Money Market) is authorized to invest in foreign securities denominated in other currencies, each such Portfolio may purchase and sell foreign currency derivatives.

Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Portfolio’s portfolio. Thus, in a short hedge, the Portfolio takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Portfolio intends to acquire. Thus, in a long hedge, the Portfolio takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a Portfolio does not own a corresponding security. Therefore, the transaction relates to a security that the Portfolio intends to acquire. If the Portfolio does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Portfolio’s holdings is the same as if the underlying security had been purchased and later sold, and the transaction could be viewed as speculative.

Financial Instruments on securities or on indexes of securities may be used in seeking to hedge against price movements in one or more particular securities positions that a Portfolio owns or intends to acquire or against price movements in market sectors in which a Portfolio has invested or expects to invest, respectively. Financial Instruments on debt securities may be used to attempt to hedge either individual securities or broad debt market sectors.

In addition, Financial Instruments may also be used in seeking to gain exposure to securities, sectors, markets or geographical areas. Financial Instruments can be used individually, as in the purchase of a call option, or in combination, as in the purchase of a call option and a concurrent sale of a put option, as an alternative to purchasing securities. Financial Instruments may be used in this manner in seeking to gain exposure more efficiently than through a direct purchase of the underlying security or to more specifically express the outlook of a Portfolio’s portfolio manager.

The enactment of the Dodd-Frank Act resulted in historic and comprehensive statutory reform of OTC derivatives, including the manner in which they are designed, negotiated, reported, executed, settled (or “cleared”) and regulated. The Dodd-Frank Act requires the SEC and the Commodity Futures Trading Commission (CFTC) to establish new regulation with respect to derivatives defined as security-based swaps (e.g., derivatives based on a single security or loan) and swaps (e.g., derivatives based on a broad-based index or commodity), respectively, and the markets in which these instruments trade. All swaps and security-based swaps are subject to CFTC and SEC jurisdiction, respectively. Specifically, the CFTC and SEC are required to mandate by regulation that, under certain circumstances, certain derivatives, previously traded OTC, be executed in a regulated, transparent market and settled by means of a central clearing house. The Dodd-Frank Act also requires the CFTC or the SEC, in consultation with banking regulators, to establish capital requirements, as well as requirements for margin on uncleared derivatives in certain circumstances. All derivatives transactions are to be reported to a swap data repository. In addition, the CFTC and the SEC are reviewing the current regulatory requirements applicable to OTC derivatives, and it is not certain at this time how the regulators may change those requirements.

Each of the Portfolios previously has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA) and the regulations thereunder. WRIMCO will be subject to registration or regulation as a commodity trading advisor or commodity pool operator under the CEA unless an exemption applies.

In 2012, the CFTC made substantial amendments to the permissible exemptions, and to the conditions for reliance on the permissible exemptions, from registration as a commodity pool operator. Under these amendments, if a Portfolio uses commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) may not exceed 5% of the Portfolio’s NAV, or alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established may not exceed 100% of the Portfolio’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). The Investment Manager, in its management of each Portfolio, intends to comply with one of the two alternative limitations described above. In addition, a Portfolio’s ability to use Financial Instruments may be limited by tax considerations. See Taxation of the Portfolios.

In addition to the instruments, strategies and risks described below, the Investment Manager expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as new techniques are developed, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Investment Manager may utilize these opportunities to the extent that they are consistent with a Portfolio’s objective(s) and permitted by a Portfolio’s investment policies and restrictions and applicable regulatory authorities. A Portfolio might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Portfolios’ Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Some of these techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow:

(1) Successful use of certain Financial Instruments may depend upon the ability of the Investment Manager to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

(2) There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculation or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

Because there are a limited number of types of exchange-traded options and futures contracts, the standardized contracts available may not match a Portfolio’s current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities, indexes or other instruments with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio’s other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Portfolio’s investments well. Options and futures prices are affected by such factors as changes in volatility of the underlying instrument, the time remaining until expiration of the contract, and current and anticipated short-term interest rates, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and/or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Portfolio entered into a short hedge because the Investment Manager projected a decline in the price of a security in the Portfolio’s holdings, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not attempted to hedge at all.

(4) As described below, a Portfolio might be required to maintain assets as cover, maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (that is, Financial Instruments other than purchased options) unless regulatory relief from restrictions applies. If the Portfolio were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Portfolio’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time.

(5) A Portfolio’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (counterparty) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Portfolio.

(6) Certain Financial Instruments, including options, futures contracts, combined positions and swaps, can create leverage, which may amplify or otherwise increase a Portfolio’s investment loss, possibly in an amount that could exceed the cost of that Financial Instrument or, under certain circumstances, that could be unlimited. Certain Financial Instruments also may require cash outlays that are only a small portion of the amount of exposure obtained through the Financial Instruments, which results in a form of leverage. Although leverage creates the opportunity for increased total return, it also can create investment exposure for a Portfolio that, in certain circumstances, could exceed the Portfolio’s net assets and could alter the risk profile of the Portfolio in unanticipated ways.

(7) When traded on foreign exchanges, Financial Instruments may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of positions taken as part of non-U.S. Financial Instruments also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability of data on which to make trading decisions than in the United States; (iii) delays in a Portfolio’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Portfolio to an obligation to another party. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting (covered) position in securities, currencies or other options, futures contracts, forward contracts or swaps, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio’s assets to cover or to segregated accounts could impede portfolio management or the Portfolio’s ability to meet redemption requests or other current obligations.

Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a Portfolio to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Portfolio would expect to suffer a loss.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Portfolio will be obligated to sell the security or currency at less than its market value. Options are traded on an organized, liquid exchange or in the OTC market. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Portfolio will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the anticipated future price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

A Portfolio may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Portfolio may terminate its obligation under a call or put option that it had written by purchasing the call or put option; this is known as a closing purchase transaction. Conversely, a Portfolio may terminate a position in a put or call option it had purchased by selling the put or call option; this is known as a closing sale transaction. Closing transactions permit a Portfolio to realize profits or limit losses on an option position prior to its exercise or expiration.

A type of put that a Portfolio may purchase is an optional delivery standby commitment, which is entered into by parties selling debt securities to the Portfolio. An optional delivery standby commitment gives the Portfolio the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

Risks of Options on Securities. Options can offer large amounts of leverage, which may result in a Portfolio’s NAV being more sensitive to changes in the value of the related instrument. Each Portfolio may purchase or write both options that are traded on domestic and foreign exchanges and OTC options. Exchange-traded options in the United States are issued by the Options Clearing Corporation that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Portfolio and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Portfolio purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so could result in the loss of any premium paid by the Portfolio as well as the loss of any expected benefit of the transaction. A Portfolio seeks to mitigate this risk by entering into a bilateral credit support arrangement with the counterparty, which requires the posting of collateral to cover the market value of purchased options.

A Portfolio’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market, and there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by negotiating with a different counterparty willing to take the Portfolio’s place in the contract, called a novation. There can be no assurance that a Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Portfolio would be able to terminate the position held with such counterparty but, due to insolvency proceedings, might incur a significant delay in recovering any amounts owed to the Portfolio.

If a Portfolio were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction or an economically offsetting purchase transaction from another counterparty for a covered call option written by a Portfolio could cause material losses because the Portfolio would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Portfolio writes a call on an index, it receives a premium and agrees that the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (multiplier), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right to require the seller of the put, upon the Portfolio’s exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser of the put has the right to require the Portfolio to deliver to the purchaser an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price. The timing of the right of an option owner to exercise the option depends on the type of option and negotiations between the purchaser and seller.

Risks of Options on Indexes. The risks of investment in options on indexes may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Portfolio could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on an exchange) are typically established by a Portfolio prior to entering into the option contract. While this type of arrangement allows a Portfolio great flexibility to tailor the option to its needs, OTC options involve counterparty risk that is not applicable to exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Portfolio are European-style options. This means that the option is only exercisable at its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. The purchase of futures contracts or call options on futures contracts can serve as a long hedge, and the sale of futures contracts or the purchase of put options on a futures contract can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

In addition, futures contract strategies can be used to manage the average duration of the Portfolio’s fixed-income holdings. If the Investment Manager wishes to shorten the average duration of the Portfolio’s fixed-income holdings, the Portfolio may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the Investment Manager wishes to lengthen the average duration of the Portfolio’s fixed-income holdings, the Portfolio may buy a debt futures contract or a call option thereon, or sell a put option thereon.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Portfolio is required to deposit initial margin in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Portfolio may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking-to-market. Variation margin does not involve borrowing, but rather represents a daily settlement of the Portfolio’s obligations to or from a futures broker. When a Portfolio purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Portfolio purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing the instrument purchased or sold. Positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that provides a market for such contracts and options. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Portfolio were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, in the case of a physically settled futures contract, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the Investment Manager may still not result in a successful transaction. The Investment Manager may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

Index Futures. When a Portfolio utilizes an index futures contract to hedge, the risk of imperfect correlation between movements in the price of an index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of the Portfolio’s holdings diverges from the securities included in the applicable index. The price of the index futures contract may move more than or less than the price of the securities being hedged. If the price of the index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Portfolio will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures contract, a Portfolio may buy or sell index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of the securities being hedged is more than the historical volatility of the prices of the securities included in the index.

It is also possible that, where a Portfolio has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the Portfolio would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indexes on which the futures contracts are based.

Where index futures contracts are purchased to hedge against a possible increase in the price of securities before a Portfolio is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Portfolio then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Foreign Currency Hedging Strategies — Special Considerations. Subject to its respective restrictions, each Portfolio (other than Ivy Funds VIP Money Market) may use options and futures contracts on foreign currencies (including the euro), as described above, and forward foreign currency contracts (forward currency contracts), as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Portfolio’s securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that a Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Portfolio might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Portfolio may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which the Investment Manager believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Portfolio could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts. Subject to its respective restrictions, each Portfolio (other than Ivy Funds VIP Limited-Term Bond and Ivy Funds VIP Money Market) may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the entry into the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. Such transactions may serve as long hedges; for example, a Portfolio may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Portfolio intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, a Portfolio may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

A Portfolio may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Portfolio owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro’s value. Such a hedge, sometimes referred to as a position hedge, would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Portfolio could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Portfolio also may use forward currency contracts to attempt to enhance income or yield. The Portfolio could use forward currency contracts to increase its exposure to foreign currencies that the Investment Manager believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Portfolio owned securities denominated in a foreign currency and the Investment Manager believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Forward currency contracts are individually negotiated and privately traded by currency traders and their customers. These forward currency contracts may involve the sale of U.S. dollars and the purchase of a foreign currency, or may be foreign cross-currency contracts involving the sale of one foreign currency and the purchase of another foreign currency; such foreign cross-currency contracts may be considered a hedging rather than a speculative strategy if the Portfolio’s commitment to purchase the new (more favorable) currency is limited to the market value of the Portfolio’s securities denominated in the old (less favorable) currency. The Portfolio’s custodian bank maintains, in a separate account of the Portfolio, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase currency on a forward basis. The prediction of currency movements is extremely difficult and the successful execution of a speculative strategy is highly uncertain.

The cost to a Portfolio of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Portfolio enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Currently, secondary markets generally do not exist for forward currency contracts. Closing transactions generally can be made for forward currency contracts by negotiating directly with the counterparty or by entering an offsetting transaction with a second counterparty. There can be no assurance that a Portfolio will be able to close out a forward currency contract at a favorable price prior to maturity, and in such cases, the Portfolio would continue to be subject to market currency risk with respect to the position, and may continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account. In addition, in the event of insolvency of the counterparty, the Portfolio would be able to terminate the position held with such counterparty but, due to insolvency proceedings, might incur a significant delay in recovering any amounts owed to the Portfolio. Even if the Portfolio entered an offsetting transaction with a second counterparty, the Portfolio would continue to be subject to settlement risk relating to the transaction with the insolvent counterparty.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Portfolio might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Investment Manager believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of a Portfolio will be served.

Successful use of forward currency contracts depends on the skill of the Investment Manager in analyzing and predicting currency values. Forward currency contracts may substantially change a Portfolio’s exposure to changes in currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Investment Manager anticipates. There is no assurance that the Investment Manager’s use of forward currency contracts will be advantageous to a Portfolio or that the Investment Manager will hedge at an appropriate time.

Combined Positions. A Portfolio may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of its overall position. A combined position will usually contain elements of risk that are present in each of its component transactions. For example, the Portfolio may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. The Portfolio also may write a put option and purchase a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to holding the underlying instrument. Because combined options positions involve multiple trades, they may result in higher transaction costs, may be more difficult to open and close out and may perform in unanticipated ways. Because combined positions, like other Financial Instruments may require cash outlays that are only a small portion of the amount of exposure obtained through the combined positions, a Portfolio’s investment exposure gained through these combined positions could exceed its net assets.

Turnover. A Portfolio’s options and futures contracts activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a Portfolio, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Portfolio has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Portfolio may also cause the sale of related investments, also increasing turnover; although such exercise is within the Portfolio’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Portfolio will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions could be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars. Each Portfolio (other than Ivy Funds VIP Money Market) may enter into swaps, including caps, floors and collars, for any legal purpose consistent with its investment objective(s) and policies, including to attempt: to obtain or preserve a particular return or a spread on a particular investment or portion of its portfolio; to protect against an increase in the price of securities the Portfolio anticipates purchasing at a later date; to protect against currency fluctuations; as a duration management technique; to enhance income or capital gains; or to gain exposure to certain markets in an economical way.

A swap is an agreement involving the exchange by a Portfolio with another party of their respective commitments to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) based a specified amount (the “notional” amount). Some swaps currently are, and more in the future will be, centrally cleared. Examples of swap agreements include, but are not limited to, equity, commodity, index or other total return swaps, foreign currency swaps, credit default swaps, and interest rate swaps.

Swaps that are centrally cleared are subject to the creditworthiness of both the swap dealers and the clearing organizations involved in the transaction. For example, a Portfolio could lose margin payments it has deposited with the swap dealer in the event of a swap dealer’s insolvency, as well as the net amount of gains not yet paid by the clearing organization if the swap dealer breaches its agreement with the Portfolio or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the Portfolio may be entitled to the net amount of gains it is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the Portfolio.

Swap agreements can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a commodity swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets, or index.

Caps, floors and collars have an effect similar to buying or writing options; they allow a purchaser to attempt to protect itself against interest rate movements exceeding specified minimum or maximum levels. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional principal amount to the extent that a specified index exceeds a predetermined value. The purchase of a floor entitles the purchaser to receive payments from the seller on a notional principal amount to the extent that a specified index falls below a predetermined value. A collar combines elements of buying a floor and selling a cap.

In a total return equity swap, a Portfolio will receive the price appreciation of an equity index, a custom basket of equity securities, or a single equity in exchange for payments equivalent to a floating rate of interest, or if the equity swap is for the equivalent of one interest rate period, a fixed fee that is established at the outset of the swap. Floating rate payments are pegged to a base rate, such as the Federal Funds rate, that is periodically adjusted. Therefore, if interest rates increase over the term of the swap contract, a Portfolio may be required to pay a higher amount at each swap reset date.

A Portfolio may enter into credit default swap contracts for hedging or investment purposes. The Portfolio may either sell or buy credit protection under these contracts. The seller in a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the buyer minus the diminution in value due to the credit event, if there is an event of a default or other credit event by the issuer of that debt obligation. In return, the seller receives from the buyer a periodic stream of payments over the term of the contract or, if earlier, until the occurrence of a credit event. If the contract is terminated prior to its stated maturity, either the seller or the buyer would make a termination payment to the other in an amount approximately equal to the amount by which the value of the contract has increased in value to the recipient of the settlement payment. For example, if the contract is more valuable to the buyer (as would normally occur if the creditworthiness of the issuer of the referenced debt obligation has decreased), the seller would make a termination payment to the buyer. As the seller of credit protection, a Portfolio would effectively add leverage to the extent the notional amount exceeds the amount of cash the Portfolio has because, in addition to its total net assets, the Portfolio would be subject to the investment exposure of the notional amount of the swap. As the buyer, a Portfolio normally would be hedging its exposure on debt obligations that it holds.

Swap agreements may shift a Portfolio’s investment exposure from one type of investment to another. For example, if the Portfolio agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Most swap agreements provide that, when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a Portfolio’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Each Portfolio typically treats the net unrealized gain on each such swap as illiquid. See Illiquid Investments.

Because swap agreements may have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Portfolio’s custodian that satisfies the requirements of the 1940 Act. The Portfolio will also establish and maintain such account with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Portfolio. The Investment Manager and each Portfolio believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, do not treat them as being subject to the Portfolio’s borrowing restrictions.

The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with investing directly in the referenced assets that underlie the swap agreement. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments.

The use of a swap requires an understanding not only of the referenced asset, referenced rate, or index but also of the swap itself. If the Investment Manager attempts to use a swap as a hedge against, or as a substitute for, a Portfolio’s portfolio investment, the Portfolio will be exposed to the risk that the swap will have or will develop an imperfect or no correlation with the portfolio investment. This could cause significant losses for the Portfolio. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Portfolio investments.

As with other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Portfolio’s interest. The Portfolio bears the risk that the Investment Manager will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Portfolio.

To the extent a swap is not centrally cleared, the use of the swap also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. The creditworthiness of firms with which a Portfolio enters into swaps, caps, floors or collars will be monitored by the Investment Manager. If a counterparty’s creditworthiness declines, the value of the swap might decline, potentially resulting in losses to a Portfolio. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to a sector of the market that adversely affect its creditworthiness. If a default occurs by the other party to such transaction, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Payment-In-Kind Securities

Subject to its investment policies and restrictions, a Portfolio (other than Ivy Funds VIP Money Market) may invest in payment-in-kind (PIK) securities. PIK securities are securities that contain provisions that allow an issuer, at its discretion, to make current interest payments either in cash or in the form of additional securities. These instruments may be valued at a deep discount from the face amount. Interest received in the form of additional securities is recorded as interest income. Federal tax law requires the holder of PIK securities to accrue that interest income with respect to these securities regardless of the receipt (or non-receipt) of cash payments. Accordingly, to avoid liability for Federal income tax, a Portfolio may be required to distribute cash attributable to income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

It is possible that by effectively increasing the principal balance payable to a Portfolio or deferring cash payment of such interest until maturity, the use of PIK features will increase the risk that such amounts will become uncollectible when due and payable. Prices of PIK securities may be more sensitive to changes in the issuer’s financial condition, fluctuations in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative than are securities that pay interest periodically in cash. Investments in PIK securities may be illiquid or restricted, which may make it difficult for a Portfolio to dispose of them or to determine their current value.

Real Estate Investment Trust Securities

Subject to its respective restrictions, each Portfolio (other than Ivy Funds VIP Money Market) may invest in securities issued by real estate investment trusts (REITs). A REIT is a domestic corporation (or a trust or association taxable as such for Federal tax purposes) that meets certain requirements of the Internal Revenue Code of 1986, as amended (Code). The Code permits a qualifying REIT to deduct dividends it pays, thereby effectively eliminating entity-level Federal income tax for a REIT that distributes all of its taxable income (including net capital gains) and making the REIT a pass-through vehicle for Federal income tax purposes. To qualify for treatment as a REIT, a company must, among other things, derive at least 75% of its gross income each taxable year from real estate sources (such as rents from real estate, interest from mortgages on real estate, and gains from sales of real estate assets), and must annually distribute to shareholders 90% or more of its taxable income. Moreover, at the end of each quarter of its taxable year, at least 75% of the value of its total assets must be represented by real estate assets, cash and cash items and U.S. government securities.

REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. A mortgage REIT invests primarily in mortgages on real estate and derives its income primarily from interest payments received on credit it has granted. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs. It is anticipated, although not required, that under normal circumstances, a majority of each Portfolio’s investments in REITs will consist of shares issued by equity REITs.

Repurchase Agreements

Each Portfolio may purchase securities subject to repurchase agreements, subject to its restriction on investment in illiquid investments. See Illiquid Investments. A repurchase agreement is an instrument under which the Portfolio purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

The majority of repurchase agreements in which a Portfolio will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that the Portfolio may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the Portfolio. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value or loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. A Portfolio’s repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Portfolio’s custodian bank or by a third party that qualifies as a custodian under Section 17(f) of the 1940 Act, is and, during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon. Repurchase agreements are entered into only with those entities approved by WRIMCO.

Restricted Securities

Subject to its investment policies and restrictions, each Portfolio may invest in restricted securities. Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (1933 Act), or in a registered public offering. For example, a Portfolio may purchase commercial paper that is issued in reliance on the so-called private placement exemption from registration that is afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

There are risks associated with investments in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent the Portfolio from reselling the securities at a time when such sale would be desirable. Restricted securities that are traded in foreign markets are often subject to restrictions that prohibit resale to U.S. persons or entities or permit sales only to foreign broker-dealers who agree to limit their resale to such persons or entities. The buyer of such securities must enter into an agreement that, usually for a limited period of time, it will resell such securities subject to such restrictions. Restricted securities in which a Portfolio seeks to invest need not be listed or admitted to trading on a foreign or U.S. exchange and may be less liquid than listed securities. Certain restricted securities, including Rule 144A securities, may be determined to be liquid in accordance with guidelines adopted by the Board. See Illiquid Investments.

Restricted securities that have not been registered generally are referred to as private placements and are purchased directly from the issuer or in the secondary market and usually are not listed on an exchange nor traded in other established markets. Such securities are restricted as to disposition and generally are sold to institutional investors. Certain of the Portfolio’s investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks than investments in the securities of more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

As a result of the absence of a public trading market, privately placed securities and other restricted securities may be less liquid and more difficult to value than publicly-traded securities. As relatively few purchasers of these securities may exist, especially in the event of adverse market or economic conditions or adverse changes in the issuer’s financial condition, a Portfolio could have difficulty selling them when the Investment Manager believes it is advisable to do so. To the extent that restricted securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by a Portfolio or less than the fair market value.

In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if the securities were publicly traded. As a result, a Portfolio may be less able to predict a loss. In making investments in such securities, a Portfolio may obtain access to material non-public information, which may restrict the Portfolio’s ability to conduct portfolio transactions in such securities. A Portfolio may also take a minority interest in a privately offered security which may limit the Portfolio’s ability to protect shareholders’ interests in connection with corporate actions by the privately held company. A Portfolio’s portfolio manager may also serve on the board of directors (or similar governing body) of a privately held company in which the Portfolio invests.

Short Sales Against the Box

Each Portfolio (except Ivy Funds VIP Money Market) may sell securities “short against the box;” provided, however, that the Portfolio’s aggregate short sales prices may not, at the time of any short sale, exceed 10% of its total assets. Whereas a short sale is the sale of a security the Portfolio does not own, a short sale is “against the box” if, at all times during which the short position is open, the Portfolio owns at least an equal amount of the securities sold short or other securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short. Short sales against the box are typically used by sophisticated investors to defer recognition of capital gains or losses. None of the Portfolios has any present intention to sell securities short in this fashion.

Subsidiary Investments

Ivy Funds VIP Asset Strategy (in this sub-section, the Portfolio) may from time to time invest in Ivy VIP ASF II, Ltd., its wholly owned and controlled subsidiary organized as an exempted company under the laws of the Cayman Islands (Subsidiary). The

Portfolio will not invest more than 25% of the value of its total assets in the subsidiary as of the end of any quarter of its taxable year. Shares of the Subsidiary will not be sold or offered to other investors. By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments. The Subsidiary invests primarily in commodities, including precious metals, derivatives, commodity-linked instruments, as well as fixed-income securities and other investments intended to serve as margin or collateral for any derivative positions, and cash instruments. Unlike the Portfolio, the Subsidiary may invest without limitation in these instruments and, to the extent the Subsidiary invests in derivative instruments, may use leveraged investment techniques. The Subsidiary otherwise is subject to the same general investment policies and restrictions as the Portfolio.

The Subsidiary is not registered under the 1940 Act, but is subject to certain of the investor protections of the Act. The Portfolio, as the sole shareholder of the Subsidiary, does not have all of the protections offered to investors in registered investment companies. However, since the Portfolio wholly owns and controls the Subsidiary, and it and the Subsidiary are managed by WRIMCO, it is unlikely that the Subsidiary will take action contrary to the interests of the Portfolio or its shareholders. The Board has oversight responsibility for the investment activities of the Portfolio, including its investments in the Subsidiary, and the Portfolio’s role as sole shareholder of the Subsidiary. Also, in managing the Subsidiary’s portfolio, WRIMCO is subject to the same aggregate investment restrictions and operational guidelines that apply to the management of the Portfolio.

Changes in the laws of the United States and/or the Cayman Islands, under which the Trust and the Subsidiary, respectively, are organized, could result in the inability of the Portfolio or the Subsidiary to operate as described in this SAI and could negatively affect the Portfolio and its shareholders. For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the Portfolio’s shareholders would likely suffer decreased investment returns.

U.S. Government Securities

U.S. government securities are high-quality debt instruments issued or guaranteed as to principal or interest by the Treasury, an agency or instrumentality of the U.S. government or obligations of issuers that are supported by the ability of the issuer to borrow from the Treasury. These securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

Certain securities issued or guaranteed by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. government, such as securities issued by the Export-Import Bank of the United States, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Housing Administration, General Services Administration, Ginnie Mae, Maritime Administration or Small Business Administration.

Other securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. government. For example, some securities are supported by the right of the agency or instrumentality to borrow from the Treasury, such as securities issued by the Federal Home Loan Banks, Freddie Mac, or Fannie Mae, and other securities are supported only by the credit of the agency or instrumentality, such as securities issued by the Federal Farm Credit Banks Funding Corporation or Tennessee Valley Authority.

If the securities issued or guaranteed by a U.S. government agency or instrumentality are not backed by the full faith and credit of the U.S. government, there can be no assurance that the U.S. government would provide financial support to the agency or instrumentality. A Portfolio will invest in securities of agencies and instrumentalities only if the Investment Manager is satisfied that the credit risk involved is acceptable.

U.S. government securities may include mortgage-backed securities issued or guaranteed as to the payment of principal and interest by U.S. government agencies or instrumentalities, including, but not limited to, Ginnie Mae, Freddie Mac and Fannie Mae. These mortgage-backed securities include pass-through securities, participation certificates and collateralized mortgage obligations. See Mortgage-Backed and Asset-Backed Securities. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit.

Variable or Floating Rate Instruments

Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

Warrants and Rights

Subject to its investment policies and restrictions, each Portfolio (other than Ivy Funds VIP Money Market) may invest in warrants and rights. Warrants are options to purchase equity securities at specified prices for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. They are also generally less liquid than an investment in the underlying securities.

When-Issued and Delayed-Delivery Transactions

Subject to its investment policies and restrictions, a Portfolio may purchase securities in which it may invest on a when-issued or delayed-delivery basis or sell them on a delayed-delivery basis. In either case payment and delivery for the securities take place at a future date. The securities so purchased or sold are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when issued or delayed-delivery basis, a Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to the Portfolio until delivery and payment is completed. When a Portfolio makes a commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction and thereafter reflect the value of the securities in determining its NAV per share. When a Portfolio sells securities on a delayed-delivery basis, the Portfolio does not participate in further gains or losses with respect to the securities. When a Portfolio makes a commitment to sell securities on a delayed-delivery basis, it will record the transaction and thereafter value the securities at the sale price in determining its NAV per share. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity, or could suffer a loss.

The use of when-issued transactions and forward commitments enables a Portfolio to seek to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Portfolio might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby fixing the purchase price to be paid on the settlement date at an amount below that to which the Portfolio anticipates the market price of such security to rise and, in the meantime, obtaining the benefit of investing the proceeds of the sale of its portfolio security at currently higher cash yields. Of course, the success of this strategy depends upon the ability of the Investment Manager to correctly anticipate increases and decreases in interest rates and prices of securities. If the Investment Manager anticipates a rise in interest rates and a decline in prices and, accordingly, a Portfolio sells securities on a forward commitment basis in order to hedge against falling prices, but in fact interest rates decline and prices rise, the Portfolio will have lost the opportunity to profit from the price increase. If the Investment Manager anticipates a decline in interest rates and a rise in prices and, accordingly, a Portfolio sells a security in its portfolio and purchases the same or a similar security on a when-issued or forward commitment basis in order to enjoy currently high cash yields, but in fact interest rates increase and prices fall, the Portfolio will have lost the opportunity to profit from investment of the proceeds of the sale of the security at the increased interest rates. The likely effect of this hedging strategy, whether the Investment Manager is correct or incorrect in its prediction of interest rate and price movements, is to reduce the chances of large capital gains or losses and thereby reduce the likelihood of wide variations in a Portfolio’s NAV.

When-issued securities and forward commitments may be sold prior to the settlement date, but a Portfolio enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. Each Portfolio may hold a when-issued security or forward commitment until the settlement date, even if the Portfolio will incur a loss upon settlement. In accordance with regulatory requirements, a Portfolio’s custodian bank maintains, in a separate account of the Portfolio, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase securities on a when-issued or forward commitment basis and, with respect to forward commitments to sell portfolio securities of the Portfolio, the portfolio securities themselves. If a Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss.

A Portfolio’s purchase of securities on a when-issued or forward commitment basis exposes the Portfolio to risk because the securities may decrease in value prior to their delivery. Purchasing securities on a when-issued or forward commitment basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. A Portfolio’s purchase of securities on a when-issued or forward commitment basis while remaining substantially fully invested could result in increased volatility of the price of the Portfolio’s shares.

Zero Coupon Securities

Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or do not specify a future date when the securities begin to pay current interest; instead, they are sold at a deep discount from their face value (that is, with original issue discount (OID)) and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change and generally are subject to greater price fluctuations in response to changing interest rates than prices of comparable debt obligations that make current distributions of interest in cash.

Subject to its investment policies and restrictions, a Portfolio may invest in zero coupon securities that are stripped Treasury notes and bonds, zero coupon bonds of corporate or municipal issuers and other securities that are issued with OID. The Federal tax law requires that a holder of a security with OID accrue as income (take into account, in the case of OID on municipal securities) each taxable year a ratable portion of the OID on the security, even though the holder may receive no interest payment on the security during the year. Accordingly, although a Portfolio generally will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have current taxable or tax-exempt income attributable to those securities that will be includable in the dividends it pays to its shareholders. The Portfolio will pay those dividends from its cash assets or by liquidation of portfolio securities, if necessary, at a time when it otherwise might not have done so.

A broker-dealer creates a derivative zero coupon security by separating the interest and principal components of a Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding Treasury security and selling them as individual securities. Bonds issued by the Resolution Funding Corporation and the Financing Corporation can also be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the U.S. government, a government agency, or a corporation in zero coupon form.

Defensive Purposes

For temporary defensive purposes, each Portfolio may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which each Portfolio may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which the Investment Manager believes are of comparable high quality. Subject to each Portfolio’s investment policies and restrictions, a Portfolio may utilize derivative instruments, including futures contracts and options, for defensive purposes.

Investment Restrictions

Certain of the Portfolios’ investment restrictions are described in this SAI. Each of the Portfolios is “diversified” as defined in the 1940 Act. This means that at least 75% of the value of the Portfolio’s total assets is represented by cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and securities of other issuers, which for purposes of this calculation, are limited in respect to any one issuer to an amount not greater in value than 5% of the Portfolio’s total assets and to not more than 10% of the outstanding voting securities of such issuer. A Portfolio may not change from “diversified” to “non-diversified” without shareholder approval (as defined below).

Fundamental Investment Restrictions

The following, set forth in their entirety, are the Portfolios’ fundamental investment restrictions, which cannot be changed without shareholder approval for the affected Portfolio. For this purpose, shareholder approval for a Portfolio means the approval, at a meeting of Portfolio shareholders, by the lesser of (1) 67% or more of the Portfolio’s voting securities present at the meeting, if more than 50% of the Portfolio’s outstanding voting securities are present in person or by proxy or (2) more than 50% of the Portfolio’s outstanding voting securities. As to each Portfolio (unless otherwise specified):

1.	The Portfolio may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.	The Portfolio may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.	The Portfolio may not engage in the business of underwriting securities except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	For each Portfolio except Ivy Funds VIP Energy, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology and Ivy Funds VIP Money Market:

The Portfolio may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), securities of other investment companies and tax-exempt securities or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its total assets in securities of issuers in any one industry.

For Ivy Funds VIP Energy:

Under normal market conditions, Ivy Funds VIP Energy will concentrate its investments in the energy industry.

For Ivy Funds VIP Real Estate Securities:

Under normal market conditions, Ivy Funds VIP Real Estate Securities will concentrate its investments in the real estate or real estate-related industry.

For Ivy Funds VIP Science and Technology:

Under normal market conditions, Ivy Funds VIP Science and Technology will concentrate its investments in securities of science and technology companies or companies that benefit from the application of science and/or technology.

For Ivy Funds VIP Money Market:

Under normal market conditions, Ivy Funds VIP Money Market will not make any investment if, as a result, the Portfolio’s investments will be concentrated in any one industry, except that the Portfolio may invest without limit in obligations issued by banks.

5.	The Portfolio may not purchase or sell real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6.	The Portfolio may not purchase or sell commodities, contracts relating to commodities or options on contracts relating to commodities except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. This policy shall not prevent the Portfolio from purchasing or selling foreign currency or purchasing, selling or entering into futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments as currently exist or may in the future be developed.

7.	The Portfolio may make loans to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Non-Fundamental Investment Restrictions

The following investment restrictions are non-fundamental (sometimes referred to as operating policies) and may be changed by the Board without shareholder approval;

1.	“Name Rule” investments:

Under normal circumstances, at least 80% of:

•	Each of Ivy Funds VIP Bond’s and Ivy Funds VIP Global Bond’s net assets will be invested in bonds.

•	Each of Ivy Funds VIP Core Equity’s and Ivy Funds VIP International Core Equity’s net assets will be invested in equity securities.

•	Ivy Funds VIP Dividend Opportunities’ net assets will be invested in dividend-paying equity securities.

•

Ivy Funds VIP Global Natural Resources’ net assets will be invested in equity securities of companies that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

•	Ivy Funds VIP Limited-Term Bond’s net assets will be invested in bonds with limited maturities.

•	Ivy Funds VIP Micro Cap Growth’s net assets will be invested in the equity securities of micro cap companies.

•	Ivy Funds VIP Mid Cap Growth’s net assets will be invested in mid-cap growth stocks.

•	Ivy Funds VIP Real Estate Securities’ net assets will be invested in the real estate or real estate-related industry.

•

Ivy Funds VIP Science and Technology’s net assets will be invested in securities of science or technology companies or companies that derive a competitive advantage by the application of scientific or technological developments or discoveries to grow their business or increase their competitive advantage.

•	Each of Ivy Funds VIP Small Cap Growth’s and Ivy Funds VIP Small Cap Value’s net assets will be invested in small cap companies.

•

Ivy Funds VIP Energy’s net assets will be invested in securities of companies within the energy sector, which includes all aspects of the energy industry, including exploration, discovery, production, distribution or infrastructure of energy and/or alternative energy sources.

The Portfolio will notify its shareholders with written notice at least 60 days prior to a change in the 80% investment policy.

2.	Investment in other investment companies:

Each Portfolio other than Ivy Funds VIP Money Market may buy shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, except that a Portfolio in which a Pathfinder Portfolio invests may not acquire any securities of registered open-end investment companies or unit investment trusts in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.

3.	Investment in illiquid securities:

Each Portfolio (except Ivy Funds VIP Money Market) may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments.

Ivy Funds VIP Money Market may not acquire: (i) an illiquid security if, immediately after such acquisition, it would have invested more than 5% of its total assets in illiquid securities; (ii) any security other than a Daily Liquid Asset (as defined in Rule 2a-7) if, immediately after such acquisition, it would have invested less than 10% of its total assets in Daily Liquid Assets; or (iii) any security other than a Weekly Liquid Asset (as defined in Rule 2a-7) if, immediately after such acquisition, it would have invested less than 30% of its total assets in Weekly Liquid Assets.

4.	Investment in debt securities:

Each of Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Growth, Ivy Funds VIP International Core Equity, Ivy Funds VIP International Growth, Ivy Funds VIP Micro Cap Growth, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value and Ivy Funds VIP Value does not currently intend to invest more than 10% of its total assets in non-investment grade debt securities.

Ivy Funds VIP Asset Strategy may not invest more than 35% of its total assets in non-investment grade debt securities.

Each of Ivy Funds VIP Balanced, Ivy Funds VIP Bond, Ivy Funds VIP Limited-Term Bond and Ivy Funds VIP Science and Technology may not invest more than 20% of its total assets in non-investment grade debt securities.

Ivy Funds VIP Global Bond may invest up to 100% of its total assets in non-investment grade debt securities.

5.	Investment in foreign securities:

Each of Ivy Funds VIP Asset Strategy, Ivy Funds VIP Energy, Ivy Funds VIP High Income, Ivy Funds VIP Global Bond, Ivy Funds VIP Global Natural Resources and Ivy Funds VIP Science and Technology may invest up to 100% of its total assets in foreign securities.

Ivy Funds VIP Bond may not invest more than 20% of its total assets in foreign securities.

Ivy Funds VIP Global Bond may invest up to 100% of its total assets in non-U.S. dollar-denominated securities.

Ivy Funds VIP Limited-Term Bond may only invest in U.S. dollar-denominated securities issued by U.S. and foreign issuers.

Each of Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Growth, Ivy Funds VIP Micro Cap Growth, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value and Ivy Funds VIP Value may invest up to 25% of its total assets in foreign securities.

Ivy Funds VIP International Core Equity will, under normal market conditions, invest at least 80% of its net assets in equity securities principally traded in largely developed European and Asian/Pacific Basin Markets.

6.	Investment in Financial Instruments:

Each Portfolio except Ivy Funds VIP Money Market may invest in Financial Instruments if it is permitted to invest in the type of asset by which the return on, or value of, the Financial Instrument is measured.

7.	Other Current Restrictions:

Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, a Portfolio may not with respect to 75% of the Portfolio’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

Ivy Funds VIP Money Market may not purchase the securities of any one issuer (other than U.S. government securities) if, as a result of such purchase, more than 5% of its total assets would be invested in the securities of any one issuer, as determined in accordance with Rule 2a-7; provided, however, the Portfolio may invest up to 25% of its total assets in first tier securities of a single issuer for a period of up to 3 business days after the purchase. The Portfolio may rely on this exception only as to one issuer at a time. Ivy Funds VIP Money Market may not invest more than 3% of its total assets in securities rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities, with investments in such securities of any one issuer (except U.S. government securities) limited to 0.5% of the Portfolio’s total assets.

Ivy Funds VIP Money Market may not invest more than 25% of its total assets in a combination of foreign obligations and instruments.

Ivy Funds VIP Money Market will not invest in any security whose interest rate or principal amount to be repaid, or timing of payments, varies or floats with the value of a foreign currency, the rate of interest payable on foreign currency borrowings, or with any interest rate or index expressed in a currency other than U.S. dollars.

Notwithstanding the foregoing investment limitations, each of the Pathfinder Portfolios may invest in Underlying Funds that have adopted investment limitations that may be more or less restrictive than those listed above for the Pathfinder Portfolios. Therefore, the Pathfinder Portfolios may engage indirectly in investment strategies that are prohibited under the investment limitations listed above.

In accordance with each Pathfinder Portfolio’s investment program as set forth in the Prospectus, a Pathfinder Portfolio may invest more than 25% of its net assets in any one Underlying Fund. However, each Underlying Fund in which a Pathfinder Portfolio may invest (other than Ivy Funds VIP Real Estate Securities) will not invest more than 25% of its total assets in any one industry.

All Portfolios. An investment policy or restriction that states a maximum percentage of a Portfolio’s assets that may be so invested or prescribes quality standards is typically applied immediately after, and based on, the Portfolio’s acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with a Portfolio’s investment policies and restrictions.

Portfolio Turnover

A Portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. A portfolio turnover rate of 100% would mean that a Portfolio had sold and purchased securities valued at 100% of its net assets within a one-year period. A Portfolio’s turnover rate may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for the redemption of its shares.

The portfolio turnover rates for the Portfolios for the fiscal years ended December 31 on the dates shown were:

	2012	2011
Ivy Funds VIP Asset Strategy	49%	57%
Ivy Funds VIP Balanced	43%	32%
Ivy Funds VIP Bond	33%	65%
Ivy Funds VIP Core Equity	53%	70%
Ivy Funds VIP Dividend Opportunities	43%	45%
Ivy Funds VIP Energy	38%	14%
Ivy Funds VIP Global Bond	28%	46%
Ivy Funds VIP Global Natural Resources	102%	100%
Ivy Funds VIP Growth	47%	42%
Ivy Funds VIP High Income	91%	78%
Ivy Funds VIP International Core Equity	85%	100%
Ivy Funds VIP International Growth	44%	61%
Ivy Funds VIP Limited-Term Bond	60%	55%
Ivy Funds VIP Micro Cap Growth	52%	57%
Ivy Funds VIP Mid Cap Growth	35%	49%
Ivy Funds VIP Money Market	N/A	N/A
Ivy Funds VIP Real Estate Securities	47%	54%
Ivy Funds VIP Science and Technology	44%	50%
Ivy Funds VIP Small Cap Growth	85%	80%
Ivy Funds VIP Small Cap Value	64%	59%
Ivy Funds VIP Value	67%	60%
Ivy Funds VIP Pathfinder Aggressive	38%	18%
Ivy Funds VIP Pathfinder Moderately Aggressive	25%	14%
Ivy Funds VIP Pathfinder Moderate	24%	16%
Ivy Funds VIP Pathfinder Moderately Conservative	26%	18%
Ivy Funds VIP Pathfinder Conservative	36%	24%

The high turnover rates for Ivy Funds VIP Global Natural Resources for the 2012 and 2011 fiscal years and Ivy Funds VIP International Core Equity for the 2011 fiscal year are primarily attributable to the portfolio management style of their respective portfolio managers.

In general, a high turnover rate will increase transaction costs (such as commissions and spreads between bid and asked prices) that will be paid by the Portfolio. Because short-term securities are generally excluded from computation of the turnover rate, a rate is not computed for Ivy Funds VIP Money Market.

Policy on Disclosure of Portfolio Holdings (Policy)

The Policy is intended to prevent unauthorized disclosure of portfolio holdings information. Divulging non-public portfolio holdings to selected third parties is permissible only when the Portfolio has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information. The Policy applies when disclosing portfolio holdings to any party, other than to service providers or other third parties that perform account maintenance and record keeping services, where such disclosure of portfolio holdings would provide information more current than the most recently available quarterly public disclosure.

Publicly Available Information

A Portfolio’s holdings are publicly available: (1) at the time such information is filed with the SEC in a publicly available filing; or (2) the next day following the day such information is posted on the internet at www.waddell.com. This information may be a Portfolio’s complete portfolio holdings disclosed in the Portfolio’s semi-annual or annual reports and filed with the SEC on Form N-CSR or in the Portfolio’s first and third quarter reports and filed with the SEC on Form N-Q. This information also may be a partial listing, such as a Portfolio’s top ten portfolio holdings posted on the internet at www.waddell.com.

Exceptions

Attribution reports containing only sector and/or industry breakdown for a Portfolio can be released without a confidentiality agreement and without regard to any time constraints.

Holdings of a Pathfinder Portfolio may be provided to insurance companies for which the Portfolio serves an as underlying funding vehicle for the sole purpose of assisting the insurance company’s hedging program.

Holdings may be discussed generally by the Portfolio’s portfolio manager(s) with third-party broker-dealers that offer and sell shares of the Portfolio during monthly calls and other presentations as necessary to educate such third-party broker-dealers about the general management of the portfolio and to illustrate an investment strategy.

Existing Clients/Shareholders/Requests for Proposal (RFP) and Brokers (each, a Third-Party Recipient)

A Portfolio’s holdings (either month-end or quarter-end) may be released upon the specific request of Third-Party Recipient, on the 15th day after month-end or quarter-end, provided that:

1.	The individual receiving the request, in conjunction with WRIMCO’s legal department or the Portfolios’ Chief Compliance Officer (CCO), determines that the Portfolio has a legitimate business purpose for disclosing non-public portfolio holdings information to the Third-Party Recipient;

2.	The Third-Party Recipient signs a confidentiality agreement or is given appropriate notice that the non-public portfolio holdings: (a) will be kept confidential, (b) may not be used to trade in any such portfolio holdings nor to purchase or redeem shares of the Portfolio and (c) may not be disseminated or used for any purpose other than as referenced in the confidentiality agreement; and

3.	No compensation is received by the Portfolios, WRIMCO or any other party in connection with the disclosure of information about the portfolio holdings.

A Portfolio may release its portfolio holdings to the sponsor of a model portfolio product on a more frequent basis than described above only when the Portfolio has first entered into an agreement with the recipient that requires the recipient to agree in substance to the terms and conditions set forth below:

The recipient shall:

•

agree to use portfolio information only for its own internal analytical purposes in connection with the compilation of Portfolio data, the development of investment models or risk analysis, and the determination of the eligibility of the Portfolio for the recipient’s “model portfolios;”

•	agree that it will not disclose, distribute or publish the portfolio information that it receives from the Portfolio, including to any of its clients;

•

represent that it will not disclose the portfolio information to any person or entity within its organization other than personnel who are authorized to receive such information in connection with the compilation of Portfolio data and the development of “model portfolios;”

•	agree that it, its officers, employees, agents and representatives have a duty to treat the portfolio information as confidential and not to trade securities based on such information;

•

agree that it may not, and must take steps to ensure that all of its employees with access to such information do not, invest directly in the Portfolio for which such confidential information is supplied;

•

agree that it may not distribute portfolio information to any agent or subcontractor unless such agent or subcontractor has entered into a substantially similar agreement of confidentiality and has adopted and agrees to maintain policies and procedures designed to ensure that the information is kept confidential; and

•

agree to maintain policies and procedures designed to ensure that the portfolio information provided by the Portfolio is kept confidential and that its officers, agents and representatives do not trade securities based on such information.

Lipper & Morningstar (Rating and Other Service Organizations)

Each Portfolio may provide its holdings to Lipper, Morningstar and similar service-related firms without limitation, on the condition that appropriate notice is provided that such non-public information: (1) may not be disclosed to, or discussed with, any other clients of the rating organization absent a valid exception; (2) will not be used as the basis to trade in any such portfolio holdings of the Portfolio; and (3) will not be used as the basis to engage in market timing activity in any of the Portfolios.

In determining whether there is a legitimate business purpose for making disclosure of a Portfolio’s non-public portfolio holdings information, WRIMCO’s legal department or the Portfolios’ CCO will typically consider whether the disclosure is in the best interests of Portfolio shareholders and whether any conflict of interest exists between the shareholders and the Portfolio or Waddell & Reed or its affiliates.

As part of the annual review of the Trust’s compliance policies and procedures, the Portfolios’ CCO will report to the Board regarding the operation and effectiveness of the Disclosure Policy, including on any changes to the Disclosure Policy that have been made or recommendations for future changes to the Disclosure Policy.

The following is a list of those entities with which there is currently an ongoing arrangement to make available non-public information about the Portfolios’ portfolio securities holdings.

Custodian, Auditors, Legal Counsel and Other Service Providers

The Bank of New York Mellon

K&L Gates LLP

Deloitte & Touche LLP

Waddell & Reed Investment Management Company

WI Services Company

Waddell & Reed, Inc.

Interactive Data Corporation

FactSet Research Systems, Inc.

Investment Technology Group, Inc. (“ITG”)

Investortools, Inc. (“Perform”)

BarraOne

Sylvan

Wolters Kluwer

Pursuant to a custodian contract, the Trust has selected The Bank of New York Mellon as custodian for each Portfolio’s securities and cash. As custodian, The Bank of New York Mellon maintains all records relating to each Portfolio’s activities and supplies each Portfolio with a daily tabulation of the securities it owns and that are held by the custodian. The Bank of New York Mellon also serves as each Portfolio’s foreign custody manager.

Holdings of a Pathfinder Portfolio may be provided to the following Participating Insurance Companies for the sole purpose of assisting the Participating Insurance Companies’ hedging program.

Minnesota Life Insurance Company

Nationwide Life Insurance Company

Rating, Ranking and Research entities

Bloomberg

Ibbotson

Informa Investment Solutions

Risk Metrics Group

Lipper

Moody’s

Morningstar

Standard & Poor’s

Thompson Financial

Vestek

Each Portfolio may send its complete portfolio holdings information to one or more of the rating, ranking and /or research entities listed above for the purpose of having such entity develop a rating, ranking or specific research product for the Portfolio.

Brokerage and Brokerage-related information entities

Advest, Inc.

American Technology Research

Bank of America Securities, LLC

Barclays Capital

BB & T Capital Markets

Belle Haven Investments, L.P.

BMO Capital Markets

BOSC, Inc.

Broadpoint Securities

Buckingham Research Group

Canaccord Genuity

Caris and Company

Citigroup Global Markets

Commerce Bank

Cowen & Company

Crews & Associates, Inc.

CRT Capital Group, LLC

Credit Suisse Securities, LLC

D.A. Davidson & Co.

Deutsche Bank Securities, Inc.

Duncan Williams, Inc.

Empirical Research Partners, LLC

Fidelity Capital Markets

Fifth Third Securities, Inc.

First Albany Capital, Inc.

First Analysis Securities Corp.

First Empire Securities, Inc.

Friedman, Billings, Ramsey & Co.

FTN Financial Capital Markets

George K. Baum & Company

Grigsby & Associates

GMS Group, LLC

Goldman Sachs & Co.

Hanifen, Imhoff, Inc.

Herbert J. Sims & Co.

Hibernia Southcoast Capital, Inc.

HSBC Securities USA

ING Life Insurance and Annuity Company

InsiderScore, LLC

Jefferies & Company

JMP Securities

JNK Securities

JP Morgan Securities, Inc.

Key Banc Capital Markets

LaSalle Financial Services

Lazard Capital Markets

Loop Capital Markets

Macquarie Group

Mesirow Financial, Inc.

Morgan Keegan & Co., Inc.

Morgan Stanley & Co., Inc.

M.R. Beal and Co.

North South Capital, LLC

Northland Securities

Off The Record Research

Olympia Asset Management Group

Oppenheimer

Pacific Crest Securities, Inc.

Piper Jaffray & Co.

Raymond James & Associates, Inc.

RBC Capital Markets

Robert W. Baird & Co., Inc.

Roth Capital Partners

Sanford C. Bernstein

Seattle Northwest Securities

Selector Management

Shepherd Kaplan, LLC

Sidoti & Company, LLC

SMA Capital

Soliel Securities

Southwest Securities, Inc.

Spartan Securities

Sterne Agee and Leach

Stifel, Nicolaus & Co.

SunTrust Robinson Humphrey

Think Equity Partners

Thomas Weisel Partners

UBS Investment Bank

W.H. Mell Associates, Inc.

Wachovia Securities, LLC

Wedbush Morgan Securities

Wells Fargo

William Blair & Co.

Wunderlich Securities

(B.C.) Ziegler & Company

Consultants

Barra Rogers Casey

Bidart & Ross

Hammond Associates

Lowery Asset Consulting

Marco Consulting

PFM Advisors

Rust Consulting

Watson Wyatt Consulting

Each Portfolio may send its complete portfolio holdings information to one or more of the brokerage and/or research firms listed above for the purpose of having such entity provide specific research and security-related information to the Portfolio and/or, to one or more of the consultants listed above for the purpose of reviewing and recommending the Portfolio as possible investments for their clientele. No compensation is received from these entities by the Portfolio, WRIMCO or its affiliates and portfolio holdings information will only be provided for legitimate business purposes.

Each Portfolio may, in the future, modify or terminate any or all of these arrangements and/or enter into additional arrangements of this nature.

MANAGEMENT OF THE TRUST

Trustees and Officers

The Trust is governed by its Board. The Board is responsible for the overall management of the Trust and the Portfolios, which includes general oversight and review of the Portfolios’ investment activities, in accordance with Federal law and the law of the State of Delaware, as well as the stated policies of the Portfolios. The Board has appointed officers of the Trust and delegated to them the management of the day-to-day operations of the Portfolios, based on policies reviewed and approved by the Board, with general oversight by the Board.

Board Structure and Related Matters

Board members who are not “interested persons” of the Portfolios as defined in Section 2(a)(19) of the 1940 Act (Disinterested Trustees) constitute at least 75% of the Board. David P. Gardner, a Disinterested Trustee, serves as Independent Chair of the Board. The Independent Chair’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Disinterested Trustees; and serving as a liaison with other Trustees, the Trust’s officers and other management personnel, and counsel to the Portfolios. The Independent Chair also performs such other duties as the Board may from time to time determine.

The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Disinterested Trustees also hold four regularly scheduled in-person meetings each year during a portion of which management is not present and may hold special meetings, as needed, either in person or by telephone.

The Board has established a committee structure (described below) that includes three standing committees, the Audit Committee, the Governance and Compliance Committee, and the Executive Committee, and one non-standing committee, the Special Dilution & Distribution Committee, each of which (other than the Executive Committee) is comprised solely of Disinterested Trustees. The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Portfolios, the number of Portfolios overseen by the Board, the arrangements for the conduct of the Portfolios’ operations, the number of Trustees, and the Board’s responsibilities.

The Trust is part of the Advisors Fund Complex, which is comprised of the 26 portfolios within the Trust, 20 portfolios within Waddell & Reed Advisors Funds and 3 portfolios within InvestEd Portfolios. The Waddell & Reed Fund Complex (Fund Complex) is comprised of the Advisors Fund Complex and Ivy Funds. The same persons who constitute the Board also constitute, and Mr. Gardner also serves as the Independent Chair of, the respective boards of trustees of Waddell & Reed Advisors Funds and InvestEd Portfolios. Jarold W. Boettcher, Joseph Harroz, Jr., Henry J. Herrmann and Eleanor B. Schwartz also serve as trustees of Ivy Funds.

The Trustees of the Trust are identified in the tables below, which provide information as to their principal business occupations held during the last five years and certain other information. Subject to the Trustee Emeritus and Retirement Policy described below, a Trustee serves until his or her successor is elected and qualified or until his or her earlier death, resignation or removal.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and its Portfolios, the Board oversees the management of risks relating to the administration and operation of the Trust and the Portfolios. The Board performs this risk management oversight directly and, as to certain matters, through its committees (described below) and through the Disinterested Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Portfolios.

In general, a Portfolio’s risks include, among others, investment risk, credit risk, liquidity risk, valuation risk, operational risk and regulatory compliance risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Portfolios. In addition, under the general oversight of the Board, WRIMCO, each Portfolio’s investment manager, and other service providers to the Portfolio have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Portfolio. Different processes, procedures and controls are employed with respect to different types of risks.

The Board also oversees risk management for the Trust and the Portfolios through review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, senior officers of WRIMCO, Waddell & Reed and Waddell & Reed Services Company, doing business as WI Services Company (WISC), each Portfolio’s transfer and accounting services agent (collectively, “W&R”), and the Portfolios’ CCO regularly report to the Board on a range of matters, including those relating to risk management. The Board also regularly receives reports from WRIMCO with respect to the investments and securities trading of the Portfolios, reports from management personnel regarding valuation procedures and reports from management’s Valuation Committee (described below) regarding the valuation of particular securities. In addition to regular reports from W&R, the Board also receives reports regarding other service providers to the Trust, either directly or through W&R or the Portfolio’s CCO, on a periodic or regular basis. At least annually, the Board receives a report from the Portfolios’ CCO regarding the effectiveness of the Portfolios’ compliance program. Also, on an annual basis, the Board receives reports, presentations and other information from W&R in connection with the Board’s consideration of the renewal of each of the Trust’s agreements with W&R and the Trust’s distribution plans under Rule 12b-1 under the 1940 Act.

Senior officers of the Trust and senior officers of W&R also report regularly to the Audit Committee on Portfolio valuation matters and on the Trust’s internal controls and accounting and financial reporting policies and practices. W&R compliance personnel report regularly to the Audit Committee, and the W&R Internal Audit Manager also reports regularly on Trust-related matters. In addition, the Audit Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Disinterested Trustees meet with the Portfolios’ CCO to discuss matters relating to the Trust’s compliance program.

Disinterested Trustees

The following table provides information regarding each Disinterested Trustee.

NAME, ADDRESS AND YEAR OF BIRTH	POSITION HELD WITH THE TRUST AND ADVISORS FUND COMPLEX	TRUSTEE SINCE*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD DURING PAST 5 YEARS
Jarold W. Boettcher, CFA 6300 Lamar Avenue Overland Park, KS 66202 1940	Trustee	Trust: 2009 Advisors Fund Complex: 2007	President of Boettcher Enterprises, Inc. (agriculture products and services) (1979 to present), Boettcher Supply, Inc. (electrical and plumbing supplies distributor) (1979 to present), Boettcher Aerial, Inc. (Aerial Ag Applicator) (1982 to present)	83	Director of Guaranty State Bank & Trust Co. (financial services) (1981 to present); Director of Guaranty, Inc. (financial services); Member of Kansas Board of Regents (2007 to 2011); Governance Committee Member of Kansas State University Foundation; Director, Kansas Bioscience Authority (2009 to present); Investment Committee Member of Kansas Foundation for Medical Care (2001 to 2011); Chairperson, Audit Committee of Kansas Bioscience Authority; Trustee, Ivy Funds (34 portfolios overseen)
James M. Concannon 6300 Lamar Avenue Overland Park, KS 66202 1947	Trustee	Trust: 2009 Advisors Fund Complex: 1997	Professor of Law, Washburn University School of Law (1973 to present)	49	Director, Kansas Legal Services for Prisoners, Inc.; Director, US Alliance Corp (2009 to present)
John A. Dillingham** 6300 Lamar Avenue Overland Park, KS 66202 1939	Trustee	Trust: 2009 Advisors Fund Complex: 1997	President and Director, JoDill Corp. (1997 to present) and Dillingham Enterprises, Inc. (1997 to present), both farming enterprises	49	Former Advisory Director, UMB Northland Board (financial services) (1995 to 2012); former President (2005 to 2007), and current trustee, Liberty Memorial Association (WW1 National Museum) (1998 to present); Trustee, Harry S. Truman Library Institute (education) (2007 to present); Chairman, Freedom Frontier National Heritage Area (education) (2005 to present); former founding Member and Trustee (until 2012), CGSC Foundation (government); former founding Chair and current Chairman, Kansas City Municipal Assistance Corporation (bond issuance)

NAME, ADDRESS AND YEAR OF BIRTH	POSITION HELD WITH THE TRUST AND ADVISORS FUND COMPLEX	TRUSTEE SINCE*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD DURING PAST 5 YEARS
David P. Gardner 6300 Lamar Avenue Overland Park, KS 66202 1933	Trustee Independent Chairman	Trust: 2009 Advisors Fund Complex: 1998 Trust: 2009 Advisors Fund Complex: 2006	President Emeritus, University of Utah; President Emeritus, University of California	49	None
Joseph Harroz, Jr. 6300 Lamar Avenue Overland Park, KS 66202 1967	Trustee	Trust: 2009 Advisors Fund Complex: 1998	Dean of the College of Law, Vice President and Professor, University of Oklahoma (2010 to present); President of Graymark HealthCare (a NASDAQ listed company) (2008 to 2010); Vice President and General Counsel of the Board of Regents, University of Oklahoma (1996 to 2008); Adjunct Professor, University of Oklahoma Law School (1997 to 2010); Managing Member, Harroz Investments, LLC, (commercial enterprise investments) (1998 to present)	83	Director and Shareholder, Valliance Bank (2007 to present); Director, Graymark HealthCare (2008 to present); Trustee, the Mewbourne Family Support Organization (2006 to present) (non-profit); Independent Chairman and Trustee, Ivy Funds (34 portfolios overseen)
Robert L. Hechler 6300 Lamar Avenue Overland Park, KS 66202 1936	Trustee	Trust: 2009 Advisors Fund Complex: 1998	Formerly, consultant to Waddell & Reed Financial, Inc. (WDR) and Waddell & Reed (2001 to 2008)	49	None
Albert W. Herman, FHFMA, CPA 6300 Lamar Avenue Overland Park, KS 66202 1938	Trustee	Trust: 2009 Advisors Fund Complex: 2008	Business Consultant (1998 to present); Treasurer and Director, Wellness Council of America (health care initiatives) (1996 to present)	49	Finance Committee Member, Ascension Health (non-profit health system) (2007 to present); Director, Baylor Health Care System Foundation (health care) (1998 to 2009)

NAME, ADDRESS AND YEAR OF BIRTH	POSITION HELD WITH THE TRUST AND ADVISORS FUND COMPLEX	TRUSTEE SINCE*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD DURING PAST 5 YEARS
Frank J. Ross, Jr. Polsinelli Shughart PC 700 West 47th Street Suite 1000 Kansas City, MO 64112 1953	Trustee	Trust: 2009 Advisors Fund Complex: 1996	Shareholder/Director, Polsinelli Shughart PC, a law firm (1980 to present)	49	Director, American Red Cross (community service) (2003-2010); Director, Starlight Theater of Kansas City (community service) (2000 to 2008); Director, Rockhurst University (education) (2003 to 2009); Director, March of Dimes Birth Defects Foundation – Greater Kansas City Chapter (2001 to 2009)
Eleanor B. Schwartz 6300 Lamar Avenue Overland Park, KS 66202 1937	Trustee	Trust: 2009 Advisors Fund Complex: 1995	Professor Emeritus, University of Missouri at Kansas City (2003 to present); Chancellor Emeritus, University of Missouri at Kansas City (1999 to present)	83	Trustee, Ivy Funds (34 portfolios overseen)

*	Each Trustee became a Trustee in 2009, as reflected by the first date shown. The second date shows when the Trustee first became a director of one or more of the funds that are the predecessors to current funds within the Advisors Fund Complex (each, a Predecessor Fund).
**	From September 22, 2011 to April 23, 2012, Mr. Dillingham was an Interested Trustee, because during that time period he was a trustee and beneficiary of a trust that owned shares of WDR.

Interested Trustees

Messrs. Avery and Herrmann are “interested” by virtue of their current or former engagement as officers of WDR or its wholly owned subsidiaries, including each Portfolio’s investment manager, WRIMCO, each Portfolio’s principal underwriter, Waddell & Reed, and each Portfolio’s transfer and accounting services agent, WISC, as well as by virtue of their personal ownership of shares of WDR. The address for each Interested Trustee and each of the officers in the following tables is 6300 Lamar Avenue, Overland Park, KS 66202.

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST AND ADVISORS FUND COMPLEX	TRUSTEE/ OFFICER SINCE*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD DURING PAST 5 YEARS
Michael L. Avery 6300 Lamar Avenue Overland Park, KS 66202 1953	Trustee	Trust: 2009 Advisors Fund Complex: 2007	President of WDR (2010 to present); formerly, Chief Investment Officer (CIO) of WDR (2005 to 2011), formerly, CIO of WRIMCO and Ivy Investment Management Company (IICO), an affiliate of WDR (2005 to 2010); Senior Vice President of WDR (2005 to 2009); Executive Vice President of WRIMCO (2005 to present); Executive Vice President of IICO (2007 to present); portfolio manager for investment companies managed by WRIMCO and IICO (1994 to present)	49	Director of WRIMCO and IICO
Henry J. Herrmann 6300 Lamar Avenue Overland Park, KS 66202 1942	President Trustee	Trust: 2009 Advisors Fund Complex: 2001 Trust: 2009 Advisors Fund Complex: 1998	Chairman of WDR (January 2010 to present); CEO of WDR (2005 to present); President, CEO and Chairman of WRIMCO (1993 to present); President, CEO and Chairman of IICO (2002 to present); President and Trustee of each of the funds in the Fund Complex	83	Director of WDR, IICO, WRIMCO, WISC, W&R Capital Management Group, Inc. and Waddell & Reed, Inc.; Trustee, Ivy Funds (34 portfolios overseen); Director, Blue Cross Blue Shield of Kansas City

*	Each Trustee became a Trustee (and, as applicable, an officer) in 2009, as reflected by the first date shown. The second date shows when the Trustee first became a director (and, as applicable, an officer) of one or more Predecessor Funds.

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

Michael L. Avery: Mr. Avery has extensive experience in the investment management business, both as a portfolio manager and as a member of senior management. He has multiple years of service as a Trustee and an officer of the Trust.

Jarold W. Boettcher: Mr. Boettcher has more than 40 years of experience in the financial services industry. He has acted as a portfolio manager and director of a financial services firm. He has served as the Chair of a local community bank and the Chair of a state employees retirement system. Mr. Boettcher is a Chartered Financial Analyst and holds an M.S. degree from the Massachusetts Institute of Technology. Mr. Boettcher also serves as a board member to the Ivy Funds.

James M. Concannon: Mr. Concannon has organizational management experience as the dean of a law school. He has served as an officer and on the boards of non-profit organizations. He has multiple years of service as a Trustee.

John A. Dillingham: Mr. Dillingham has experience overseeing and managing privately held businesses. He has served on the boards and as chairman of municipal financing agencies and on the boards of numerous non-profit organizations. He has multiple years of service as a Trustee.

David P. Gardner: Dr. Gardner has organizational management experience in senior officer positions, as president of two major state universities and experience as a director of several publicly held companies and private foundations, as well as numerous non-profit organizations. He was also President of the William and Flora Hewlett Foundation and Chairman of the Board of the J. Paul Getty Trust. He has multiple years of service as a Trustee and Independent Chair in his present positions with the Advisors Fund Complex.

Joseph Harroz, Jr.: Mr. Harroz serves as Dean of the College of Law and Vice President of a state university, and also serves as a director of a bank. He also has served as a president and director of a publicly traded company and as General Counsel to a state university system. Mr. Harroz holds a B.A. degree from the University of Oklahoma and a J.D. from Georgetown University Law Center. Mr. Harroz also serves as a board member to the Ivy Funds.

Robert L. Hechler: Mr. Hechler has extensive prior experience in the financial services industry. He has served as a director of a publicly held company and in senior management positions in several financial services firms. He has multiple years of service as a Trustee.

Albert W. Herman: Mr. Herman has extensive financial services experience as a partner with a large public accounting firm where he served national and international clients, had responsibility for services to healthcare clients worldwide and served on the firm’s executive committee. He has served as a business consultant and as an officer and on the boards of non-profit organizations. He has multiple years of service as a Trustee.

Henry J. Herrmann: Mr. Herrmann has extensive experience in the investment management business, both as a portfolio manager and as a member of senior management, and experience as a director of a publicly held company. He has multiple years of service as a Trustee and officer of the Trust and as an officer and member of the boards of other mutual funds.

Frank J. Ross, Jr.: Mr. Ross has experience as a business attorney and as the head of the business department of a major law firm. He has served as a member of a state banking board and on the boards of a private university, a private secondary school and various non-profit organizations. He has multiple years of service as a Trustee.

Eleanor B. Schwartz: Ms. Schwartz has served on the board of directors of numerous charitable foundations and closely held corporations. She has been a professor of business administration for several universities. Ms. Schwartz also has written books and other publications on the subjects of management and business administration. Ms. Schwartz holds an M.B.A. degree and D.B.A. degree from Georgia State University. Ms. Schwartz also serves as a board member to the Ivy Funds.

Officers

The Board has appointed officers who are responsible for the day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Herrmann, who is President, the Trust’s principal officers are:

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST AND ADVISORS FUND COMPLEX	OFFICER OF TRUST SINCE	OFFICER OF ADVISORS FUND COMPLEX SINCE*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Mara D. Herrington 6300 Lamar Avenue Overland Park, KS 66202 1964	Vice President Secretary	2009 2009	2006 2006	Vice President and Secretary of each of the funds in the Fund Complex (2006 to present); Vice President of WRIMCO and IICO (2006 to present)

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST AND ADVISORS FUND COMPLEX	OFFICER OF TRUST SINCE	OFFICER OF ADVISORS FUND COMPLEX SINCE*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Joseph W. Kauten 6300 Lamar Avenue Overland Park, KS 66202 1969	Vice President Treasurer Principal Financial Officer Principal Accounting Officer	2009 2009 2009 2009	2006 2006 2007 2006	Principal Financial Officer of each of the funds in the Fund Complex (2007 to present); Vice President, Treasurer and Principal Accounting Officer of each of the funds in the Fund Complex (2006 to present)
Scott J. Schneider 6300 Lamar Avenue Overland Park, KS 66202 1968	Vice President Chief Compliance Officer	2009 2009	2006 2004	Chief Compliance Officer (2004 to present) and Vice President (2006 to present) of each of the funds in the Fund Complex
Daniel C. Schulte 6300 Lamar Avenue Overland Park, KS 66202 1965	Vice President General Counsel Assistant Secretary	2009 2009 2009	2000 2000 2000	Senior Vice President and General Counsel of WDR, Waddell & Reed, WRIMCO and WISC (2000 to present); Senior Vice President and General Counsel of IICO (2002 to present); Vice President, General Counsel and Assistant Secretary for each of the funds in the Fund Complex (2000 to present)
Philip A. Shipp 6300 Lamar Avenue Overland Park, KS 66202 1969	Assistant Secretary	2012	2012	Assistant Secretary of each of the funds in the Fund Complex (2012 to present)

*	This is the date when the officer first became an officer of one or more Predecessor Funds (if applicable).

Committees of the Board of Trustees

The Board has established the following standing committees: Audit Committee, Governance and Compliance Committee, and Executive Committee. In addition, the Board has established a Special Dilution & Distribution Committee.

Mr. Gardner is an ex officio member of each committee of the Board. The respective duties and current memberships of the committees are:

Audit Committee. The Audit Committee meets with the Portfolios’ independent registered public accounting firm, internal auditors and corporate officers to discuss the scope and results of the annual audits of the Portfolios, to review financial statements, reports, compliance matters, and to discuss such other matters as the Committee deems appropriate or desirable. The Audit Committee acts as a liaison between the Portfolios’ independent registered public accounting firm and the Board. James M. Concannon (Chair), Jarold W. Boettcher, Joseph Harroz, Jr., Robert L. Hechler, Albert W. Herman, and Eleanor B. Schwartz are the members of the Audit Committee. During the fiscal year ended December 31, 2012, the Audit Committee met seven (7) times.

Governance and Compliance Committee. Among its responsibilities, the Governance and Compliance Committee assists the Board in overseeing the Trust’s compliance program, the Portfolios’ CCO and the Trust’s governance policies. The Governance and Compliance Committee also evaluates, selects and recommends to the Board candidates for Disinterested Trustees. The Governance and Compliance Committee will consider candidates recommended by shareholders of the Trust. Shareholders should direct the names of candidates they wish to be considered to the attention of the Trust’s Governance and Compliance Committee, in care of the Trust’s Secretary, at the address of the Trust listed on the front page of this SAI. Such candidates will be considered with any other Trustee candidates. Frank J. Ross, Jr. (Chair), John Dillingham, Joseph Harroz, Jr., Robert L. Hechler, Albert W. Herman and Eleanor B. Schwartz are members of this committee. During the fiscal year ended December 31, 2012, the Governance and Compliance Committee met two (2) times.

Executive Committee. When the Board is not in session, the Executive Committee has and may exercise any or all of the powers of the Board in the management of the business and affairs of the Portfolios except the power to increase or decrease the size of, or fill vacancies on, the Board, and except as otherwise provided by law. Henry J. Herrmann (Chair), Jarold W. Boettcher and John A. Dillingham are the members of the Executive Committee. During the fiscal year ended December 31, 2012, the Executive Committee met one (1) time.

Special Dilution & Distribution Committee. The Special Dilution & Distribution Committee was established to assist and advise the Disinterested Trustees with respect to dilution and distribution matters relating to a prior regulatory settlement involving W&R. Joseph Harroz, Jr. (Chair), Jarold W. Boettcher and James M. Concannon are members of this committee. During the fiscal year ended December 31, 2012, the Special Dilution & Distribution Committee met one (1) time.

The Board has authorized the creation of a Valuation Committee comprised of such persons as may be designated from time to time by WISC and includes Henry J. Herrmann. This committee is responsible in the first instance for fair valuation and reports all valuations to the Board on a quarterly (or an as-needed) basis for its review and approval.

Ownership of Portfolio Shares

(as of December 31, 2012)

The following tables provide information regarding shares of the Portfolios beneficially owned by each Trustee, as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (Exchange Act), as well as the aggregate dollar range of shares owned, by each Trustee, of funds within the Advisors Fund Complex. The Portfolios’ shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolios serve as the underlying investment vehicle. A Trustee may elect to defer all or a portion of his or her annual compensation, which deferred amount is deemed to be invested in shares of funds within the Advisors Fund Complex. The amounts listed below as “owned” shares include any shares in which the Trustee’s deferred compensation is deemed invested.

Disinterested Trustees

Trustee	Dollar Range of Shares Owned in any of the Portfolios	Aggregate Dollar Range of Shares Owned of All Funds within the Advisors Fund Complex
Jarold W. Boettcher	see note 1 below	over $100,000
James M. Concannon	$0	over $100,000
John A. Dillingham	see note 2 below	over $100,000
David P. Gardner	see note 3 below	over $100,000
Joseph Harroz, Jr.	see note 4 below	over $100,000
Robert L. Hechler	$0	over $100,000
Albert W. Herman	$0	$50,001 to $100,000
Frank J. Ross, Jr.	see note 5 below	over $100,000
Eleanor B. Schwartz	$0	over $100,000

Note 1: Dollar range of shares of the following Portfolios “owned” through deemed investments by Jarold W. Boettcher:

Ivy Funds VIP Asset Strategy	over $100,000
Ivy Funds VIP Mid Cap Growth	$50,001 to $100,000
Ivy Funds VIP Science and Technology	over $100,000

Note 2: Dollar range of shares of the following Portfolio “owned” through deemed investments by John A. Dillingham:

Ivy Funds VIP International Growth	$10,001 to $50,000

Note 3: Dollar range of shares of the following Portfolios “owned” through deemed investments by David P. Gardner:

Ivy Funds VIP Core Equity	over $100,000
Ivy Funds VIP Micro Cap Growth	$10,001 to $50,000

Note 4: Dollar range of shares of the following Portfolio “owned” through deemed investments by Joseph Harroz, Jr.:

Ivy Funds VIP Global Natural Resources	$50,001 to $100,000

Note 5: Dollar range of shares of the following Portfolio “owned” through deemed investments by Frank J. Ross, Jr.:

Ivy Funds VIP Global Natural Resources	$10,001 to $50,000

Interested Trustees

Trustee	Dollar Range of Shares Owned in any of the Portfolios	Aggregate Dollar Range of Shares Owned of All Funds within the Advisors Fund Complex
Michael L. Avery	$0	over $100,000
Henry J. Herrmann	$0	over $100,000

Compensation

The fees paid to the Trustees are allocated among the funds within the Advisors Fund Complex (and, where applicable, the Ivy Funds) based on each fund’s relative asset size. During the fiscal year ended December 31, 2012, the Trustees received (or were entitled to receive) the following fees for service as a Trustee of the Trust and of each of the other funds within the Advisors Fund Complex (and, where applicable, the Ivy Funds):

Compensation Table

Disinterested Trustees:	Aggregate Compensation from Trust	Total Compensation from the Trust and Fund Complex[1]
Jarold W. Boettcher	$49,799	$330,000	[3]
James M. Concannon	53,784	189,000
John A. Dillingham	52,916	186,000
David P. Gardner[2]	68,864	242,000
Joseph Harroz, Jr.	54,207	384,250	[3]
Robert L. Hechler	51,791	182,000
Albert W. Herman	51,791	182,000
Frank J. Ross, Jr.	54,630	192,000
Eleanor B. Schwartz	52,751	341,000	[3]

Interested Trustees:	Aggregate Compensation from Trust	Total Compensation from the Trust and Fund Complex[1]
Michael L. Avery	$0	$0
Henry J. Herrmann	0	0

[1]	No pension or retirement benefits have been accrued as a part of the Trust’s expenses.
[2]	Mr. Gardner receives an additional fee of $70,000 for his services as Independent Chair of the Board and of the board of trustees of each of the other funds within the Advisors Fund Complex.
[3]	Includes fees paid to the Trustees for service as a Trustee to the Ivy Funds.

The aggregate compensation from the Trust, as indicated above for each Trustee, was allocated to each Portfolio as follows:

	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced	Ivy Funds VIP Bond	Ivy Funds VIP Core Equity	Ivy Funds VIP Dividend Opportunities	Ivy Funds VIP Energy	Ivy Funds VIP Global Bond
Jarold W. Boettcher	$6,831	$1,933	$3,280	$2,121	$1,993	$354	$46
James M. Concannon	7,377	2,087	3,541	2,290	2,153	383	50
John A. Dillingham	7,267	2,057	3,501	2,257	2,118	377	49
David P. Gardner	9,447	2,673	4,530	2,933	2,757	490	64
Joseph Harroz, Jr.	7,437	2,105	3,577	2,309	2,170	386	50
Robert L. Hechler	7,104	2,010	3,417	2,206	2,073	369	48
Albert W. Herman	7,104	2,010	3,417	2,206	2,073	369	48
Frank J. Ross, Jr.	7,499	2,122	3,602	2,328	2,186	389	51
Eleanor B. Schwartz	7,239	2,050	3,491	2,248	2,111	376	49

	Ivy Funds VIP Global Natural Resources	Ivy Funds VIP Growth	Ivy Funds VIP High Income	Ivy Funds VIP International Core Equity	Ivy Funds VIP International Growth	Ivy Funds VIP Limited- Term Bond	Ivy Funds VIP Micro Cap Growth
Jarold W. Boettcher	$995	$5,240	$1,745	$2,978	$1,684	$1,222	$270
James M. Concannon	1,075	5,661	1,885	3,216	1,819	1,320	292
John A. Dillingham	1,061	5,561	1,843	3,168	1,781	1,309	287
David P. Gardner	1,376	7,253	2,410	4,118	2,323	1,700	374
Joseph Harroz, Jr.	1,085	5,699	1,898	3,242	1,833	1,328	294
Robert L. Hechler	1,036	5,443	1,815	3,098	1,755	1,264	281
Albert W. Herman	1,036	5,443	1,815	3,098	1,755	1,264	281
Frank J. Ross, Jr.	1,094	5,748	1,908	3,269	1,843	1,347	297
Eleanor B. Schwartz	1,057	5,538	1,844	3,156	1,783	1,294	286

	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Money Market	Ivy Funds VIP Real Estate Securities	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth	Ivy Funds VIP Small Cap Value	Ivy Funds VIP Value
Jarold W. Boettcher	$1,094	$1,224	$217	$1,698	$2,109	$1,290	$1,635
James M. Concannon	1,181	1,321	235	1,834	2,277	1,393	1,766
John A. Dillingham	1,157	1,301	231	1,801	2,236	1,372	1,739
David P. Gardner	1,512	1,692	300	2,349	2,910	1,783	2,262
Joseph Harroz, Jr.	1,190	1,333	236	1,847	2,296	1,404	1,780
Robert L. Hechler	1,137	1,273	226	1,765	2,196	1,342	1,700
Albert W. Herman	1,137	1,273	226	1,765	2,196	1,342	1,700
Frank J. Ross, Jr.	1,197	1,342	238	1,862	2,311	1,416	1,795
Eleanor B. Schwartz	1,156	1,298	230	1,796	2,234	1,367	1,733

	Ivy Funds VIP Pathfinder Aggressive	Ivy Funds VIP Pathfinder Moderately Aggressive	Ivy Funds VIP Pathfinder Moderate	Ivy Funds VIP Pathfinder Moderately Conservative	Ivy Funds VIP Pathfinder Conservative
Jarold W. Boettcher	$369	$4,306	$3,484	$1,151	$530
James M. Concannon	398	4,651	3,763	1,243	573
John A. Dillingham	393	4,570	3,696	1,221	563
David P. Gardner	510	5,956	4,817	1,591	734
Joseph Harroz, Jr.	402	4,686	3,791	1,252	577
Robert L. Hechler	384	4,478	3,622	1,197	552
Albert W. Herman	384	4,478	3,622	1,197	552
Frank J. Ross, Jr.	405	4,721	3,818	1,261	581
Eleanor B. Schwartz	391	4,558	3,687	1,218	561

Of the Total Compensation listed above, the following amounts have been deferred:

Jarold W. Boettcher	$100,000	[1]
James M. Concannon	10,000
John A. Dillingham	10,000
David P. Gardner	100,000
Joseph Harroz, Jr.	93,562	[1]
Robert L. Hechler	10,000
Albert W. Herman	10,000
Frank J. Ross, Jr.	10,000
Eleanor B. Schwartz	29,300	[1]

[1]	Includes amounts deferred from fees paid to the Trustees for service as a Trustee to the Ivy Funds.

The officers, including Mr. Herrmann, are paid by WRIMCO or its affiliates.

The Board has created an honorary position of Trustee Emeritus, whereby an incumbent Trustee who has attained the age of 70 may, or if initially elected on or after May 31, 1993, to the Board or to the board of trustees of another trust in the Advisors Fund Complex (Other Trust), or as a director of a fund to which the Trust or an Other Trust is the successor (Director), and has attained the age of 78 (or, for Mr. Gardner, the end of the year in which he reaches age 80), must, resign his or her position as Trustee and, unless he or she elects otherwise, will serve as Trustee Emeritus provided the Trustee has served as a Trustee or Director for at least five years which need not have been consecutive.

A Trustee or Director Emeritus receives an annual fee in an amount equal to the annual retainer he or she was receiving at the time he or she resigned as a Trustee or Director. For a Trustee or Director initially elected before May 31, 1993, such annual fee is payable as long as the Trustee or Director holds Emeritus status, which may be for the remainder of his or her lifetime. A Trustee or Director initially elected to a Board of Directors on or after May 31, 1993, receives such annual fee only for a period of three years commencing upon the date the Trustee or Director began his or her Emeritus service, or in an equivalent lump sum. A Trustee or Director Emeritus receives fees in recognition of his or her past services whether or not services are rendered in his or her Emeritus capacity, but he or she has no authority or responsibility with respect to the management of the Trust. Currently, each of Messrs. William T. Morgan, Frederick Vogel III and Paul S. Wise serves as Director Emeritus, having retired as Director of each of the funds to which the Trust or an Other Trust is the successor and, as applicable, Ivy Funds, Inc. that were overseen by the Director at the time of his retirement. Each of the current Directors Emeritus was initially elected to a Board of Directors of a fund in the Advisors Fund Complex before May 31, 1993, and each therefore receives an amount equal to the annual retainer he was receiving at the time he resigned as a Director for as long as he holds Director Emeritus status, which may be for the remainder of his lifetime.

The fees paid to each current Director Emeritus are allocated among the funds that were overseen by the Director at the time he elected Emeritus status, based on each fund’s net assets at that time. The following table shows the fees paid, and the portion of that fee paid by the Trust to the current Director Emeritus, for the fiscal year ended December 31, 2012.

Director Emeritus	Aggregate Compensation from the Trust	Total Compensation from the Trust and Fund Complex
William T. Morgan	$8,765	$65,500
Frederick Vogel III	17,352	78,500
Paul S. Wise	4,620	48,000

The aggregate compensation from the Trust, as indicated above for each current Director Emeritus for the fiscal year ended December 31, 2012, was allocated to each Portfolio as follows:

	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced	Ivy Funds VIP Bond	Ivy Funds VIP Core Equity	Ivy Funds VIP Dividend Opportunities	Ivy Funds VIP Energy	Ivy Funds VIP Global Bond
William T. Morgan	$358	$490	$559	$2,205	$0	$0	$0
Frederick Vogel III	1,732	1,500	844	2,016	244	0	0
Paul S. Wise	28	180	244	1,576	0	0	0

	Ivy Funds VIP Global Natural Resources	Ivy Funds VIP Growth	Ivy Funds VIP High Income	Ivy Funds VIP International Core Equity	Ivy Funds VIP International Growth	Ivy Funds VIP Limited- Term Bond	Ivy Funds VIP Micro Cap Growth
William T. Morgan	$0	$2,425	$327	$0	$464	$0	$0
Frederick Vogel III	280	3,148	576	1,632	680	0	160
Paul S. Wise	0	1,512	252	0	320	0	0

	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Money Market	Ivy Funds VIP Real Estate Securities	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth	Ivy Funds VIP Small Cap Value	Ivy Funds VIP Value
William T. Morgan	$0	$230	$0	$608	$913	$0	$186
Frederick Vogel III	116	200	176	980	1,484	560	1,024
Paul S. Wise	0	108	0	48	352	0	0

			Ivy Funds VIP Pathfinder Aggressive	Ivy Funds VIP Pathfinder Moderately Aggressive	Ivy Funds VIP Pathfinder Moderate	Ivy Funds VIP Pathfinder Moderately Conservative	Ivy Funds VIP Pathfinder Conservative
William T. Morgan			$0	$0	$0	$0	$0
Frederick Vogel III			0	0	0	0	0
Paul S. Wise			0	0	0	0	0

Code of Ethics

The Trust, Advantus Capital Management, Inc., Mackenzie Financial Corporation, Wall Street Associates, LLC, WRIMCO and Waddell & Reed have adopted a Code of Ethics under Rule 17j-1 under the 1940 Act that permits their respective trustees, directors, officers and employees to invest in securities, including securities that may be purchased or held by a Portfolio. The Code of Ethics subjects covered personnel to certain restrictions that include prohibited activities, pre-clearance requirements and reporting obligations.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table sets forth information with respect to the Portfolios, as of March 31, 2013, regarding the record or beneficial ownership of 5% or more of any Portfolio’s shares.

Portfolio Name	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Portfolio
Ivy Funds VIP Asset Strategy	Record	Nationwide Investment Svcs Corp Columbus, OH	48,014,211.701	38.61%

	Record	Minnesota Life Insurance Co St. Paul, MN	24,177,384.784	19.44%

	Record	Ohio National Life Insurance Co Cincinatti, OH	40,051,258.864	32.21%
Ivy Funds VIP Balanced	Record	Nationwide Investment Svcs Corp Columbus, OH	8,736,206.783	23.51%

	Record	Minnesota Life Insurance Co St. Paul, MN	24,268,288.977	65.30%

	Record	United Investors Life
		Birmingham, AL	2,926,604.134	7.87%

Portfolio Name	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Portfolio
Ivy Funds VIP Bond	Record	Nationwide Investment Svcs Corp Columbus, OH	27,122,583.215	31.10%

	Record	Minnesota Life Insurance Co St. Paul, MN	19,912,694.039	22.83%

	Record	Waddell & Reed Inc Mission, KS	26,656,591.668	10.19%

	Record	United Investors Life Birmingham, AL	5,834,546.437	6.69%
Ivy Funds VIP Core Equity	Record	Nationwide Investment Svcs Corp Columbus, OH	16,264,403.673	25.92%

	Record	Minnesota Life Insurance Co St. Paul, MN	5,153,762.424	16.43%

	Record	United Investors Life Birmingham, AL	9,954,202.130	31.73%
Ivy Funds VIP Dividend Opportunities	Record	Nationwide Investment Svcs Corp Columbus, OH	7,210,347.678	13.49%

	Record	Minnesota Life Insurance Co St. Paul, MN	2,893,440.189	5.41%

	Record	Waddell & Reed Inc Mission, KS	38,337,032.888	23.90%
Ivy Funds VIP Energy	Record	Nationwide Investment Svcs Corp Columbus, OH	2,650,456.287	22.71%

	Record	Minnesota Life Insurance Co St. Paul, MN	1,184,822.665	10.15%

	Record	AXA Equitable Life Insurance Company Jersey City, NJ	7,309,734.086	62.64%
Ivy Funds VIP Global Bond	Beneficial	Jefferson National Louisville, KY	142,372.141	5.64%

	Record	Nationwide Investment Svcs Corp Columbus, OH	1,126,046.194	44.63%

	Record	Minnesota Life Insurance Co St. Paul, MN	1,231,745.226	48.82%
Ivy Funds VIP Global Natural Resources	Record	Nationwide Investment Svcs Corp Columbus, OH	8,013,740.606	23.01%

	Record	Minnesota Life Insurance Co St. Paul, MN	8,756,876.226	25.14%

	Record	AXA Equitable Life Insurance Company Jersey City, NJ	2,001,796.053	5.75%

	Record	Ohio National Life Insurance Co Cincinatti, OH	14,772,948.816	42.42%
Ivy Funds VIP Growth	Record	Nationwide Investment Svcs Corp Columbus, OH	16,092,906.589	17.47%

	Record	Minnesota Life Insurance Co St. Paul, MN	32,784,883.859	35.58%

	Record	Waddell & Reed Inc Mission, KS	22,756,608.809	12.35%

	Record	United Investors Life Birmingham, AL	12,209,395.892	13.25%

Portfolio Name	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Portfolio
Ivy Funds VIP High Income	Beneficial	Jefferson National Louisville, KY	9,711,397.088	7.03%

	Record	Nationwide Investment Svcs Corp Columbus, OH	61,889,245.514	44.79%

	Record	Minnesota Life Insurance Co St. Paul, MN	11,651,589.523	8.43%

	Record	AXA Equitable Life Insurance Company Jersey City, NJ	41,321,215.172	29.91%

	Record	United Investors Life Birmingham, AL	8,252,534.437	5.97%
Ivy Funds VIP International Core Equity	Record	Minnesota Life Insurance Co St. Paul, MN	23,303,506.643	60.26%

	Record	Waddell & Reed Inc Mission, KS	11,341,720.354	14.66%
Ivy Funds VIP International Growth	Record	Nationwide Investment Svcs Corp Columbus, OH	6,052,691.049	10.60%

	Record	Minnesota Life Insurance Co St. Paul, MN	7,068,972.895	12.38%

	Record	Waddell & Reed Inc Mission, KS	35,895,302.500	20.95%

	Record	United Investors Life Birmingham, AL	4,264,994.840	7.47%
Ivy Funds VIP Limited-Term Bond	Record	Nationwide Investment Svcs Corp Columbus, OH	1,720,643.871	6.60%

	Record	Minnesota Life Insurance Co St. Paul, MN	3,136,582.609	12.04%

	Record	Waddell & Reed Inc Mission, KS	19,239,069.066	24.62%
Ivy Funds VIP Micro Cap Growth	Record	Nationwide Investment Svcs Corp Columbus, OH	529,457.320	22.96%

	Record	Minnesota Life Insurance Co St. Paul, MN	1,726,162.974	74.85%
Ivy Funds VIP Mid Cap Growth	Beneficial	Guardian Insurance & Annuity Bethlehem, PA	2,419,182.013	7.17%

	Record	Nationwide Investment Svcs Corp Columbus, OH	7,103,863.225	21.05%

	Record	Minnesota Life Insurance Co St. Paul, MN	4,364,623.151	12.93%

	Record	AXA Equitable Life Insurance Company Jersey City, NJ	8,394,123.954	24.88%

	Record	Waddell & Reed Inc Mission, KS	8,564,552.508	12.69%
Ivy Funds VIP Money Market	Record	Nationwide Investment Svcs Corp Columbus, OH	41,557,676.960	17.11%

	Record	Waddell & Reed Inc Mission, KS	177,821,114.550	18.31%

Portfolio Name	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Portfolio
Ivy Funds VIP Pathfinder Aggressive	Record	Nationwide Investment Svcs Corp Columbus, OH	11,071,218.601	82.03%

	Record	Minnesota Life Insurance Co St. Paul, MN	2,323,286.492	17.21%
Ivy Funds VIP Pathfinder Conservative	Record	Nationwide Investment Svcs Corp Columbus, OH	12,968,301.573	65.92%

	Record	Minnesota Life Insurance Co St. Paul, MN	6,638,979.136	33.74%
Ivy Funds VIP Pathfinder Moderately Aggressive	Record	Nationwide Investment Svcs Corp Columbus, OH	122,421,254.546	75.67%

	Record	Minnesota Life Insurance Co St. Paul, MN	38,954,092.162	24.08%
Ivy Funds VIP Pathfinder Moderately Conservative	Record	Nationwide Investment Svcs Corp Columbus, OH	32,745,371.211	73.45%

	Record	Minnesota Life Insurance Co St. Paul, MN	11,785,327.804	26.44%
Ivy Funds VIP Pathfinder Moderate	Record	Nationwide Investment Svcs Corp Columbus, OH	103,658,424.456	73.93%

	Record	Minnesota Life Insurance Co St. Paul, MN	36,188,628.433	25.81%
Ivy Funds VIP Real Estate Securities	Record	Nationwide Investment Svcs Corp Columbus, OH	3,112,428.608	61.54%

	Record	Minnesota Life Insurance Co St. Paul, MN	1,712,864.964	33.87%
Ivy Funds VIP Science and Technology	Record	Nationwide Investment Svcs Corp Columbus, OH	7,851,734.907	21.15%

	Record	Minnesota Life Insurance Co St. Paul, MN	3,372,350.722	18.16%

	Record	AXA Equitable Life Insurance Company Jersey City, NJ	1,057,766.618	5.70%

	Record	Ohio National Life Insurance Co Cincinnati, OH	2,481,637.633	13.37%

	Record	United Investors Life Birmingham, AL	3,699,455.659	19.93%
Ivy Funds VIP Small Cap Growth	Record	Nationwide Investment Svcs Corp Columbus, OH	7,179,136.216	15.57%

	Record	Minnesota Life Insurance Co St. Paul, MN	15,129,595.198	32.81%

	Record	Waddell & Reed Inc Mission, KS	12,654,063.513	13.72%

	Record	United Investors Life Birmingham, AL	5,318,289.961	11.53%

Portfolio Name	Ownership Type	Shareholder Name, City and State	Total Shares Owned	% of Portfolio
Ivy Funds VIP Small Cap Value	Record	Nationwide Investment Svcs Corp Columbus, OH	1,051,641.046	6.96%

	Record	Minnesota Life Insurance Co St. Paul, MN	7,793,252.739	51.55%

	Record	Waddell & Reed Inc Mission, KS	5,631,824.100	18.63%
Ivy Funds VIP Value	Record	Nationwide Investment Svcs Corp Columbus, OH	12,300,511.844	24.16%

	Record	Minnesota Life Insurance Co St. Paul, MN	20,342,900.681	39.95%

	Record	Waddell & Reed Inc Mission, KS	13,516,681.221	13.27%

As of March 31, 2013, all of the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any Portfolio.

INVESTMENT ADVISORY AND OTHER SERVICES

The Management Agreement

The Trust has an Investment Management Agreement (Management Agreement) with WRIMCO with respect to Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Bond, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP International Growth, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Money Market, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Value, Ivy Funds VIP Pathfinder Aggressive, Ivy Funds VIP Pathfinder Moderately Aggressive, Ivy Funds VIP Pathfinder Moderate, Ivy Funds VIP Pathfinder Moderately Conservative and Ivy Funds VIP Pathfinder Conservative and a separate Investment Management Agreement with WRIMCO, effective April 10, 2009, with respect to Ivy Funds VIP Micro Cap Growth, Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Real Estate Securities and Ivy Funds VIP Small Cap Value (each, a Management Agreement). Under the Management Agreement, as to each Portfolio, WRIMCO is employed to supervise the investments of the Portfolio and provide investment advice to the Portfolio or monitor and supervise the activities of a Sub-adviser, if applicable. The Management Agreement obligates WRIMCO to make investments for the account of each Portfolio in accordance with its best judgment and within the investment objective(s) and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Code relating to RICs, subject to policy decisions adopted by the Board. WRIMCO also determines the securities to be purchased or sold by each Portfolio and places the orders (except to the extent those services are provided by the Portfolio’s Sub-adviser). The Management Agreement with respect to Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Micro Cap Growth, and Ivy Funds VIP Real Estate Securities also authorizes WRIMCO to appoint one or more qualified Sub-advisers to provide these Portfolios with certain services required by the Management Agreement.

WRIMCO is a wholly owned subsidiary of Waddell & Reed. Waddell & Reed is a wholly owned subsidiary of Waddell & Reed Financial Services, Inc., a holding company which is a wholly owned subsidiary of WDR, a publicly held company. The address of these companies is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

WRIMCO and/or its predecessor have served as investment manager to each of the funds within the Advisors Fund Complex since each fund’s inception and to each of their respective Predecessor Funds. Waddell & Reed serves as principal underwriter and distributor for the Trust and for each of the funds within Waddell & Reed Advisors Funds and InvestEd Portfolios and served as principal underwriter and distributor to each Predecessor Fund.

Each Management Agreement provides that it may be renewed year to year as to each Portfolio, provided that any such renewal has been specifically approved, at least annually, by (i) the Board, or by a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, and (ii) the vote of a majority of the Trustees who are not deemed to be “interested persons” (as defined in the 1940 Act) of the Portfolio or WRIMCO (the Disinterested Trustees). The Management Agreement also provides that either party has the right to terminate it as to a Portfolio, without penalty, upon 60 days’ written notice by the Trust to WRIMCO and 120 days’ written notice by WRIMCO to the Trust, and that the Management Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Subadvisory Agreements

Advantus Capital Management, Inc. (Advantus Capital), an SEC-registered investment adviser located at 400 Robert Street North, St. Paul, Minnesota 55101, has been retained under an investment subadvisory agreement to provide investment advice for and, in general, conduct the investment management program of Ivy Funds VIP Real Estate Securities, subject to the general control of the Board. Since its inception in 1985, Advantus Capital and its predecessor have provided investment advisory services for mutual funds and have managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life). Both Advantus Capital and Minnesota Life are wholly owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of Minnesota Mutual Companies, Inc., a mutual insurance holding company. Personnel of Advantus Capital also manage Minnesota Life’s investment portfolios. Advantus Capital had approximately $26 billion in assets under management as of December 31, 2012.

Advantus Capital acts as the Sub-adviser to Ivy Funds VIP Real Estate Securities under an Investment Subadvisory Agreement (the Advantus Capital Agreement) with WRIMCO.

The Advantus Capital Agreement will terminate automatically in the event of its assignment or upon the termination of the Management Agreement. In addition, the Advantus Capital Agreement is terminable at any time, without penalty, by the Board, by a vote of a majority of the outstanding voting securities of the Portfolio, or by WRIMCO on 60 days’ written notice to Advantus Capital, or by Advantus Capital on 60 days’ written notice to WRIMCO. Unless sooner terminated, the Advantus Capital Agreement shall continue in effect from year to year if approved at least annually by a vote of the holders of the majority of the outstanding voting securities of the Portfolio or by the Board, provided that such continuance is also approved annually by the vote of a majority of the Trustees who are not interested persons of any party to the Advantus Capital Agreement, cast in person at a meeting called for the purpose of voting on such approval.

For its services, Advantus Capital receives a subadvisory fee from WRIMCO, at an annual rate of 0.48% of the average daily net assets of Ivy Funds VIP Real Estate Securities. The subadvisory fee is accrued daily and payable in arrears on the last day of each calendar month. Through April 30, 2014, Advantus Capital has contractually agreed to reduce the subadvisory fee paid by WRIMCO by an annual rate of 0.045% of average daily net assets.

Mackenzie Financial Corporation (Mackenzie) is a wholly owned subsidiary of IGM Financial Inc. Mackenzie, with offices at 180 Queen Street West, Toronto, Ontario, Canada, M5V 3K1, is a corporation organized under the laws of Ontario. Mackenzie is registered in Ontario as an Investment Fund Manager and Portfolio Manager and is also registered with the SEC as an investment adviser. Mackenzie has been retained under an investment subadvisory agreement to provide investment advice for and, in general, conduct the investment management program of Ivy Funds VIP Global Natural Resources, subject to the general control of the Board. Mackenzie had approximately $61.5 billion USD in assets under management as of December 31, 2012.

Mackenzie acts as the Sub-adviser to Ivy Funds VIP Global Natural Resources under an Investment Subadvisory Agreement (the Mackenzie Agreement) with WRIMCO.

The Mackenzie Agreement will terminate automatically in the event of its assignment or upon the termination of the Management Agreement. In addition, the Mackenzie Agreement is terminable at any time, without penalty, by the Board, by a vote of a majority of the outstanding voting securities of the Portfolio, or by WRIMCO on 90 days’ written notice to Mackenzie, or by Mackenzie on 90 days’ written notice to WRIMCO. Unless sooner terminated, the Mackenzie Agreement shall continue in effect from year to year if approved at least annually by a vote of the holders of the majority of the outstanding voting securities of the Portfolio or by the Board, provided that such continuance is also approved annually by the vote of a majority of the Trustees who are not interested persons of any party to the Mackenzie Agreement, cast in person at a meeting called for the purpose of voting on such approval.

From the management fee received with respect to Ivy Funds VIP Global Natural Resources, WRIMCO pays to Mackenzie a subadvisory fee computed at an annual rate, accrued daily and payable in arrears on the last day of each calendar month, pursuant to the following schedule:

Net Portfolio Assets	Fee Payable to Mackenzie as a Percentage of the Portfolio’s Average Net Assets
Up to $500 million	0.500%
Over $500 million and up to $1 billion	0.425%
Over $1 billion and up to $2 billion	0.415%
Over $2 billion and up to $3 billion	0.400%
Over $3 billion	0.380%

Wall Street Associates, LLC (WSA), a limited liability corporation with principal offices at La Jolla Financial Building, Suite 100, 1200 Prospect Street, La Jolla, California 92037, has been retained under an investment subadvisory agreement to provide investment advice for and, in general, conduct the investment management program of Ivy Funds VIP Micro Cap Growth, subject to the general control of the Board. WSA, founded in 1987, provides investment advisory services for institutional clients and high net worth individuals. WSA had approximately $1.0 billion in assets under management as of December 31, 2012.

WSA acts as the Sub-adviser to Ivy Funds VIP Micro Cap Growth under an Investment Subadvisory Agreement (the WSA Agreement) with WRIMCO.

The WSA Agreement will terminate automatically in the event of its assignment or upon the termination of the Management Agreement. In addition, the WSA Agreement is terminable at any time, without penalty, by the Board, by a vote of a majority of the outstanding voting securities of the Portfolio, or by WRIMCO on 60 days’ written notice to WSA, or by WSA on 60 days’ written notice to WRIMCO. Unless sooner terminated, the WSA Agreement shall continue in effect from year to year if approved at least annually by a vote of the holders of the majority of the outstanding voting securities of the Portfolio or by the Board, provided that such continuance is also approved annually by the vote of a majority of the Trustees who are not interested persons of any party to the WSA Agreement, cast in person at a meeting called for the purpose of voting on such approval.

From the management fee received with respect to Ivy Funds VIP Micro Cap Growth, WRIMCO pays to WSA a subadvisory fee computed at an annual rate of 0.50%, of the average daily net assets of Ivy Funds VIP Micro Cap Growth. The subadvisory fee is accrued daily and payable in arrears on the last day of each calendar month.

Payments by the Portfolios for Management Services

Under its Management Agreement, for WRIMCO’s management services, each Portfolio pays WRIMCO a fee as described in the Prospectus. The management fees paid to WRIMCO, during the last three fiscal years for each Portfolio then in existence were as follows:

	December 31, 2012		December 31, 2011		December 31, 2010
	Including Waiver	Excluding Waiver	Including Waiver	Excluding Waiver	Including Waiver	Excluding Waiver
Ivy Funds VIP Asset Strategy	$8,766,624	$8,866,898	$8,939,673	$9,039,673	$7,953,679	$8,053,679
Ivy Funds VIP Balanced		2,508,595		2,541,108		2,515,900
Ivy Funds VIP Bond		2,837,728		2,697,626		2,549,235
Ivy Funds VIP Core Equity	2,547,359	2,743,309	2,675,866	2,881,702	2,637,794	2,840,702
Ivy Funds VIP Dividend Opportunities		2,618,553		2,180,844		1,600,457
Ivy Funds VIP Energy		567,975		507,340		282,909
Ivy Funds VIP Global Bond	0	57,762	0	43,536	0	11,126
Ivy Funds VIP Global Natural Resources		1,855,535		2,280,502		1,941,445
Ivy Funds VIP Growth	6,634,540	6,928,498	6,000,981	6,269,682	5,735,117	5,991,913
Ivy Funds VIP High Income	2,017,529	2,192,966	1,502,480	1,633,130	1,282,941	1,394,501
Ivy Funds VIP International Core Equity		4,775,160		4,781,117		4,393,400
Ivy Funds VIP International Growth	2,652,756	2,749,808	2,704,770	2,803,726	2,270,586	2,353,656
Ivy Funds VIP Limited-Term Bond		1,153,234		967,818		221,102
Ivy Funds VIP Micro Cap Growth		471,104		480,588		416,083
Ivy Funds VIP Mid Cap Growth	1,781,172	1,824,092	1,311,944	1,343,557	895,609	917,190
Ivy Funds VIP Money Market	690,933	922,511	569,148	812,964		649,983
Ivy Funds VIP Real Estate Securities	362,093	364,943		359,094		323,913
Ivy Funds VIP Science and Technology	2,655,807	2,719,802	2,668,895	2,733,206	2,539,488	2,600,680
Ivy Funds VIP Small Cap Growth	3,221,035	3,298,650	3,272,927	3,351,793	3,012,342	3,084,929
Ivy Funds VIP Small Cap Value		2,046,996		1,947,456		1,774,471
Ivy Funds VIP Value	2,107,843	2,138,391	2,085,346	2,115,569	1,962,146	1,990,583
Ivy Funds VIP Pathfinder Aggressive	—	—	—	—	—	—
Ivy Funds VIP Pathfinder Moderately Aggressive	—	—	—	—	—	—
Ivy Funds VIP Pathfinder Moderate	—	—	—	—	—	—
Ivy Funds VIP Pathfinder Moderately Conservative	—	—	—	—	—	—
Ivy Funds VIP Pathfinder Conservative	—	—	—	—	—	—

In the above table, the terms “including” and “excluding” refer to the effect of a waiver. Where applicable, the amount shown “including” the waiver is the actual management fee paid with the waiver in effect, whereas the amount shown “excluding” the waiver is the management fee that would have been paid by the Portfolio had the waiver not been in effect. In light of market conditions WRIMCO has voluntarily agreed to waive and/or reimburse sufficient expenses of Ivy Funds VIP Money Market to the extent necessary to maintain a yield of not less than zero. There is no guarantee that Ivy Funds VIP Money Market will maintain such a yield. WRIMCO may amend or terminate this voluntary waiver at any time without prior notice to shareholders.

Each Portfolio accrues and pays this fee daily.

The Management Agreement for each Portfolio permits WRIMCO, or an affiliate of WRIMCO, to enter into a separate agreement for accounting services (the Accounting Services Agreement) and a separate agreement for transfer agency services (the Transfer Agency Agreement) with the Trust for the Portfolio. Each Management Agreement contains detailed provisions as to the matters to be considered by the Board prior to approving any Accounting Services Agreement or Transfer Agency Agreement.

Accounting Services

Under the Accounting Services Agreement entered into between the Trust and Waddell & Reed Services Company, doing business as WI Services Company (WISC), for each Portfolio, WISC provides the Portfolio with bookkeeping and accounting services and assistance and other administrative services, including maintenance of Portfolio records, pricing of Portfolio shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. A new Accounting Services Agreement, or amendments to an existing one, may be approved by the Board without shareholder approval.

Accounting Services Fees

Under the Accounting Services Agreement for each Portfolio except the Pathfinder Portfolios, each Portfolio pays WISC a monthly fee shown in the following table, based on the average daily net assets during the prior month.

Average Daily Net Assets for the Month	Monthly Fee
$ 0 - $ 10 million	$0
$ 10 - $ 25 million	$958
$ 25 - $ 50 million	$1,925
$ 50 - $100 million	$2,958
$100 - $200 million	$4,033
$200 - $350 million	$5,267
$350 - $550 million	$6,875
$550 - $750 million	$8,025
$750 - $ 1.0 billion	$10,133
$1.0 billion and over	$12,375

Under the Accounting Services Agreement for each Pathfinder Portfolio, the Pathfinder Portfolio pays WISC a monthly fee shown in the following table, based on the average daily net assets during the prior month.

Average Daily Net Assets for the Month	Monthly Fee
$0 - $10 million	$0
$10 - $25 million	$479.00
$25 - $50 million	$962.50
$50 - $100 million	$1,479.00
$100 - $200 million	$2,016.50
$200 - $350 million	$2,633.50
$350 - $550 million	$3,437.50
$550 - $750 million	$4,012.50
$750 - $1.0 billion	$5,066.50
$1.0 billion and over	$6,187.50

Each Portfolio also pays a monthly fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee may be voluntarily waived until the Portfolio’s assets are at least $10 million.

Fees paid to WISC for accounting services by each of the Portfolios for the past three fiscal years were:

	December 31, 2012		December 31, 2011		December 31, 2010
	Including Waiver	Excluding Waiver	Including Waiver	Excluding Waiver	Including Waiver	Excluding Waiver
Ivy Funds VIP Asset Strategy		$248,773		$248,499		$248,499
Ivy Funds VIP Balanced		116,670		110,763		112,037
Ivy Funds VIP Bond		155,505		148,492		141,920
Ivy Funds VIP Core Equity		121,620		123,655		123,110
Ivy Funds VIP Dividend Opportunities		118,215		94,376		83,609
Ivy Funds VIP Energy		42,162		40,430		26,426
Ivy Funds VIP Global Bond		3,140		0		0
Ivy Funds VIP Global Natural Resources		69,411		81,051		71,525
Ivy Funds VIP Growth		228,523		211,154		207,244
Ivy Funds VIP High Income		106,352		89,315		85,507
Ivy Funds VIP International Core Equity		148,000		146,796		137,713
Ivy Funds VIP International Growth		100,633		102,617		90,932
Ivy Funds VIP Limited-Term Bond	$64,935	82,571	$0	73,927	$0	20,537
Ivy Funds VIP Micro Cap Growth		32,186		35,393		29,549
Ivy Funds VIP Mid Cap Growth		79,688		64,205		55,976
Ivy Funds VIP Money Market	0	86,262	0	76,119	0	64,658
Ivy Funds VIP Real Estate Securities		27,144		27,100		26,699
Ivy Funds VIP Science and Technology		95,152		101,791		93,806
Ivy Funds VIP Small Cap Growth		119,702		113,890		110,777
Ivy Funds VIP Small Cap Value		87,200		84,891		77,912
Ivy Funds VIP Value		93,703		93,394		91,653
Ivy Funds VIP Pathfinder Aggressive		24,601		24,718		24,131
Ivy Funds VIP Pathfinder Moderately Aggressive		141,351		109,294		73,404
Ivy Funds VIP Pathfinder Moderate		114,665		95,287		72,064
Ivy Funds VIP Pathfinder Moderately Conservative		52,922		41,288		34,698
Ivy Funds VIP Pathfinder Conservative		30,999		25,319		20,728

In the above table, the terms “including” and “excluding” refer to the effect of a waiver. Where applicable, the amount shown “including” the waiver is the actual accounting services fee paid with the waiver in effect, whereas the amount shown “excluding” the waiver is the accounting services fee that would have been paid by the Portfolio had the waiver not been in effect.

Since each Portfolio pays a management fee for investment supervision and an accounting services fee for accounting services as discussed above, WRIMCO and WISC, respectively, pay all of their own expenses, except as otherwise noted in the respective agreements, in providing these services. Waddell & Reed and its affiliates pay the Trust’s Trustees and officers who are affiliated with WRIMCO and its affiliates. The Portfolios pay the fees and expenses of the Portfolios’ other Trustees. Each Portfolio pays all of its other expenses. These include, for each Portfolio, the costs of printing and mailing materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, fees payable under Federal or other securities laws and to the Investment Company Institute, costs of processing and maintaining shareholder records, costs of systems or services used to price Portfolio securities and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

Transfer Agency Services

Under the Transfer Agency Agreement entered into between the Trust and Waddell & Reed Services Company, doing business as WI Services Company (WISC), a subsidiary of Waddell & Reed, for each Portfolio WISC performs transfer agency functions, including the maintenance of shareholder accounts which are the separate accounts of the Participating Insurance Companies, the issuance, transfer and redemption of shares, distribution of dividends and other distributions and payment of redemption proceeds, and the furnishing of related information to the Portfolio. A new Transfer Agency Agreement, or amendments to the existing one, may be approved by the Board without shareholder approval. The Trust pays certain out-of-pocket expenses of WISC, which are 1) the charges of a sub-agent used by WISC in performing services under the Transfer Agency Agreement, and 2) the cost of providing and/or mailing prospectuses to certain Policy holders (Policyowners).

Fees paid to WISC for such out-of-pocket expenses for the last three fiscal years for each Portfolio then in existence were as follows:

	2012	2011	2010
Ivy Funds VIP Asset Strategy	$12,305	$12,056	$12,013
Ivy Funds VIP Balanced	2,703	2,666	2,992
Ivy Funds VIP Bond	4,272	4,011	4,420
Ivy Funds VIP Core Equity	2,722	2,855	3,130
Ivy Funds VIP Dividend Opportunities	2,533	2,113	1,774
Ivy Funds VIP Energy	532	486	338
Ivy Funds VIP Global Bond	120	95	22
Ivy Funds VIP Global Natural Resources	3,173	2,769	2,752
Ivy Funds VIP Growth	7,065	6,346	6,938
Ivy Funds VIP High Income	2,358	1,795	1,802
Ivy Funds VIP International Core Equity	4,406	4,374	4,653
Ivy Funds VIP International Growth	2,149	2,449	2,182
Ivy Funds VIP Limited-Term Bond	1,717	1,260	313
Ivy Funds VIP Micro Cap Growth	505	506	414
Ivy Funds VIP Mid Cap Growth	1,570	1,196	887
Ivy Funds VIP Money Market*	0	0	0
Ivy Funds VIP Real Estate Securities	357	346	346
Ivy Funds VIP Science and Technology	3,078	2,939	3,129
Ivy Funds VIP Small Cap Growth	2,862	2,932	2,950
Ivy Funds VIP Small Cap Value	1,986	1,860	1,901
Ivy Funds VIP Value	2,271	2,243	2,304
Ivy Funds VIP Pathfinder Aggressive	477	491	505
Ivy Funds VIP Pathfinder Moderately Aggressive	5,322	4,129	2,733
Ivy Funds VIP Pathfinder Moderate	4,312	3,421	2,719
Ivy Funds VIP Pathfinder Moderately Conservative	1,467	1,147	902
Ivy Funds VIP Pathfinder Conservative	692	530	453

*	The following amounts of out-of-pocket expenses would have been paid by Ivy Funds VIP Money Market if a waiver had not been in effect: 2012, $1,570; 2011, $1,393; 2010, $1,313.

Distribution Services

Pursuant to the Principal Underwriting Agreement entered into between Waddell & Reed and the Trust, Waddell & Reed offers shares of the Portfolios to Participating Insurance Companies and may also engage in marketing and other promotional activities intended to result in the inclusion of shares of the Trust as investment options under variable life insurance and annuity products.

Service Plan

Under a Service Plan (Plan) adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act, each Portfolio (other than Ivy Funds VIP Money Market and the Pathfinder Portfolios) may pay Waddell & Reed a fee not to exceed 0.25% of the Portfolio’s average annual net assets, paid daily, to compensate Waddell & Reed and unaffiliated third parties for costs and expenses in connection with the provision of personal services to Policyowners.

The Plan permits Waddell & Reed to be compensated for amounts it expends in compensating, training and supporting registered financial advisors, sales managers and/or other appropriate personnel in providing personal services to Policyowners and/or maintenance of Policyowner accounts; increasing services provided to Policyowners by office personnel; engaging in other activities useful in providing personal service to Policyowners; and in compensating broker-dealers who may regularly sell Policies, and other third parties, for providing shareholder services and/or maintenance of Policyowner accounts. The only Trustees or interested persons, as defined in the 1940 Act, of the Trust who have a direct or indirect financial interest in the operation of the Plan are the officers and Trustees who are also officers of either Waddell & Reed or its affiliate(s) or who are shareholders of Waddell & Reed Financial, Inc., the indirect parent company of Waddell & Reed. The Plan is anticipated to benefit each Portfolio and the Policyowners through Waddell & Reed’s activities to provide directly, or indirectly, personal services to the Policyowners and thereby promote the maintenance of their accounts with respect to investment in the Portfolio. The Trust anticipates that Policyowners investing in a Portfolio may benefit to the extent that Waddell & Reed’s activities are successful in increasing the assets of the Portfolio through reduced redemptions and reducing a Policyowner’s share of Portfolio expenses. In addition, the Trust anticipates that the revenues from the Plan will provide Waddell & Reed with greater resources to make the financial commitments necessary to continue to improve the quality and level of services to the Trust and Policyowners.

The Plan was approved by the Board, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan or any agreement referred to in the Plan (hereafter, Plan Trustees). The Plan was also approved as to each Portfolio by the shareholders of the Portfolio.

Among other things, the Plan provides that (1) Waddell & Reed will provide to the Trustees at least quarterly, and the Trustees will review, a report of amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendments thereto will be effective only if approved, by the Board including the Plan Trustees, acting in person at a meeting called for that purpose, (3) amounts to be paid by a Portfolio under the Plan may not be materially increased without the vote of the holders of a majority of the outstanding shares of the Portfolio, and (4) while the Plan remains in effect, the selection and nomination of the Trustees who are Plan Trustees will be committed to the discretion of the Plan Trustees.

During the fiscal year ended December 31, 2012, each Portfolio paid the following amount under the Plan:

	Including Waiver	Excluding Waiver
Ivy Funds VIP Asset Strategy		$3,217,538
Ivy Funds VIP Balanced		895,933
Ivy Funds VIP Bond		1,493,543
Ivy Funds VIP Core Equity		979,756
Ivy Funds VIP Dividend Opportunities		935,197
Ivy Funds VIP Energy		167,052
Ivy Funds VIP Global Bond		23,104
Ivy Funds VIP Global Natural Resources		463,886
Ivy Funds VIP Growth		2,476,373
Ivy Funds VIP High Income		877,210
Ivy Funds VIP International Core Equity		1,404,460
Ivy Funds VIP International Growth		808,768
Ivy Funds VIP Limited-Term Bond		576,617
Ivy Funds VIP Micro Cap Growth		123,975
Ivy Funds VIP Mid Cap Growth	$465,875	536,518
Ivy Funds VIP Money Market		—
Ivy Funds VIP Real Estate Securities		101,374
Ivy Funds VIP Science and Technology		799,946
Ivy Funds VIP Small Cap Growth		970,192
Ivy Funds VIP Small Cap Value		602,058
Ivy Funds VIP Value		763,712
Ivy Funds VIP Pathfinder Aggressive		—
Ivy Funds VIP Pathfinder Moderately Aggressive		—
Ivy Funds VIP Pathfinder Moderate		—
Ivy Funds VIP Pathfinder Moderately Conservative		—
Ivy Funds VIP Pathfinder Conservative		—

In the above table, the terms “including” and “excluding” refer to the effect of a waiver. Where applicable, the amount shown “including” the waiver is the actual service plan fee paid with the waiver in effect, whereas the amount shown “excluding” the waiver is the service plan fee that would have been paid by the Portfolio had the waiver not been in effect.

Custodial and Auditing Services

The Portfolios’ custodian is The Bank of New York Mellon, and its address is One Wall Street, New York, New York. In general, the custodian is responsible for holding the Portfolios’ cash and securities. Deloitte & Touche LLP, located at 1100 Walnut Street, Suite 3300, Kansas City, Missouri, the Portfolios’ Independent Registered Public Accounting Firm, audits the financial statements and financial highlights of each Portfolio.

PORTFOLIO MANAGERS

Portfolio Managers employed by WRIMCO

The following tables provide information relating to the portfolio managers of the Portfolios as of December 31, 2012.

Michael Avery — Ivy Funds VIP Asset Strategy, Ivy Funds VIP Pathfinder Aggressive, Ivy Funds VIP Pathfinder Moderately Aggressive, Ivy Funds VIP Pathfinder Moderate, Ivy Funds VIP Pathfinder Moderately Conservative, and Ivy Funds VIP Pathfinder Conservative

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	14	2	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$35,074.0	$125.5	$21.6
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Daniel Becker—Ivy Funds VIP Growth

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	11	34
Number of Accounts Managed with Performance-Based Advisory Fees	0	3	2
Assets Managed (in millions)	$3,718.5	$1,318.3	$3,520.7
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$349.9	$186.4

Erik Becker—Ivy Funds VIP Core Equity

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	4	22
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$4,321.8	$768.7	$1,080.2
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Mark Beischel—Ivy Funds VIP Global Bond

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,123.0	$184.9	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Chace Brundige—Ivy Funds VIP International Growth

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,238.3	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Ryan Caldwell—Ivy Funds VIP Asset Strategy

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	2	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$32,777.8	$125.5	$21.6
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

David Ginther—Ivy Funds VIP Dividend Opportunities and Ivy Funds VIP Energy

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	2	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,814.1	$77.0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

John Maxwell—Ivy Funds VIP International Core Equity

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	1	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$2,462.4	$60.0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Kenneth McQuade—Ivy Funds VIP Small Cap Growth

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$448.0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

William Nelson—Ivy Funds VIP High Income

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$2,394.6	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Matthew Norris—Ivy Funds VIP Value

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	2
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$969.0	$0	$64.9
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Mark Otterstrom—Ivy Funds VIP Bond

 Ivy Funds VIP Limited-Term Bond

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	0	13
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$4,471.4	$0	$518.3
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Christopher Parker—Ivy Funds VIP Small Cap Value

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$486.5	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Cynthia Prince-Fox—Ivy Funds VIP Balanced

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,699.4	$0	$68.2
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Philip Sanders—Ivy Funds VIP Growth

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	11	34
Number of Accounts Managed with Performance-Based Advisory Fees	0	3	2
Assets Managed (in millions)	$3,718.5	$1,318.3	$3,520.7
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$349.9	$186.4

Kimberly Scott—Ivy Funds VIP Mid Cap Growth

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$4,497.1	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Zachary Shafran—Ivy Funds VIP Science and Technology

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$4,279.4	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Mira Stevovich—Ivy Funds VIP Money Market

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,578.4	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Daniel Vrabac—Ivy Funds VIP Global Bond

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,123.0	$184.9	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Gustaf Zinn—Ivy Funds VIP Core Equity

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	4	22
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$4,321.8	$768.7	$1,080.2
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account, such as the following:

•

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. WRIMCO seeks to manage such competing interests for the time and attention of portfolio managers by having a portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

•

The portfolio manager might execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund might outperform the securities selected for the fund. WRIMCO seeks to manage this potential conflict by requiring all portfolio transactions to be allocated pursuant to WRIMCO’s Allocation Procedures.

WRIMCO and the Portfolios have adopted certain compliance procedures, including the Code of Ethics, which are designed to address certain types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

WRIMCO believes that integral to the retention of investment professionals are: a) a competitive base salary, that is commensurate with the individual’s level of experience and responsibility; b) an attractive bonus structure linked to investment performance, described below; c) eligibility for a stock incentive plan in shares of WDR that rewards teamwork (awards of equity-based compensation typically vest over time, so as to create an incentive to retain key talent); and d) to the extent a portfolio manager also manages institutional separate accounts, a percentage of the revenues earned, on behalf of such accounts, by WRIMCO.

Portfolio managers can receive significant annual performance-based bonuses. The better the pre-tax performance of the portfolio relative to an appropriate benchmark, the more bonus compensation the manager receives. The primary benchmark is the portfolio manager’s percentile ranking against the performance of managers of the same investment style at other firms. Half of a portfolio manager’s bonus is based upon a three-year period, and half is based upon a one-year period. For truly exceptional results, bonuses can be several multiples of base salary. In cases where portfolio managers have more than one portfolio to manage, all the portfolios of similar investment style are taken into account in determining bonuses. With limited exceptions, thirty percent of annual performance-based bonuses is deferred for a three-year period. During that time, the deferred portion of bonuses is deemed invested in one or more mutual funds managed by WRIMCO (or its affiliate), with a minimum of 50% of the deferred bonus required to be deemed invested in a mutual fund managed by the portfolio manager. In addition to the deferred portion of bonuses being deemed invested in mutual funds managed by WRIMCO (or its affiliate), WDR’s 401(k) plan offers mutual funds managed by WRIMCO (or its affiliate) as investment options. No compensation payable to portfolio managers is based upon the amount of the mutual fund assets under management.

Ownership of Securities

As of December 31, 2012, the dollar range of shares beneficially owned by the portfolio managers was:

Manager	Portfolio Managed in Ivy Funds Variable Insurance Portfolios	Dollar Range of Shares Owned* in Portfolio Managed	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in Funds in Fund Complex
Michael Avery	Ivy Funds VIP Asset Strategy	$0	$500,001 to $1,000,000	over $1,000,000
	Ivy Funds VIP Pathfinder Aggressive	$0	N/A
	Ivy Funds VIP Pathfinder Moderately Aggressive	$0	N/A
	Ivy Funds VIP Pathfinder Moderate	$0	N/A
	Ivy Funds VIP Pathfinder Moderately Conservative	$0	N/A
	Ivy Funds VIP Pathfinder Conservative	$0	N/A

Manager	Portfolio Managed in Ivy Funds Variable Insurance Portfolios	Dollar Range of Shares Owned* in Portfolio Managed	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in Funds in Fund Complex
Daniel Becker	Ivy Funds VIP Growth	$0	$100,001 to $500,000	$100,001 to $500,000
Erik Becker	Ivy Funds VIP Core Equity	$0	$500,001 to $1,000,000	$500,001 to $1,000,000
Mark Beischel	Ivy Funds VIP Global Bond	$0	$50,001 to $100,000	$100,001 to $500,000
Chace Brundige	Ivy Funds VIP International Growth	$0	$10,001 to $50,000	$100,001 to $500,000
Ryan Caldwell	Ivy Funds VIP Asset Strategy	$0	$100,001 to $500,000	$100,001 to $500,000
David Ginther	Ivy Funds VIP Dividend Opportunities	$0	$50,001 to $100,000	over $1,000,000
	Ivy Funds VIP Energy	$0	$100,001 to $500,000
John Maxwell	Ivy Funds VIP International Core Equity	$0	$50,001 to $100,000	$500,001 to $1,000,000
Kenneth McQuade	Ivy Funds VIP Small Cap Growth	$0	N/A	$500,001 to $1,000,000
William Nelson	Ivy Funds VIP High Income	$0	$0	$500,001 $1,000,000
Matthew Norris	Ivy Funds VIP Value	$0	$100,001 to $500,000	over $1,000,000
Mark Otterstrom	Ivy Funds VIP Bond	$0	$0	$500,001 to $1,000,000
	Ivy Funds VIP Limited-Term Bond	$0	$0
Christopher Parker	Ivy Funds VIP Small Cap Value	$0	$0	$50,001 to $100,000
Cynthia Prince-Fox	Ivy Funds VIP Balanced	$10,001 to $50,000	over $1,000,000	over $1,000,000
Philip Sanders	Ivy Funds VIP Growth	$0	$100,001 to $500,000	$100,001 to $500,000
Kimberly Scott	Ivy Funds VIP Mid Cap Growth	$0	$0	$500,001 to $1,000,000
Zachary Shafran	Ivy Funds VIP Science and Technology	$0	$0	over $1,000,000
Mira Stevovich	Ivy Funds VIP Money Market	$0	$100,001 to $500,000	$500,001 to $1,000,000
Daniel Vrabac	Ivy Funds VIP Global Bond	$0	over $1,000,000	over $1,000,000
Gustaf Zinn	Ivy Funds VIP Core Equity	$0	$100,001 to $500,000	$100,001 to $500,000

*	The Portfolios’ shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolios serve as underlying investment vehicles.

With limited exceptions, a portion of each portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of December 31, 2012, the dollar range of shares of the Portfolios deemed owned by each portfolio manager is:

Manager	Portfolio Managed in the Ivy Funds Variable Insurance Portfolios	Dollar Range of Shares Deemed Owned* in Portfolio or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in Funds in Fund Complex
Daniel Becker	Ivy Funds VIP Growth	$500,001 to $1,000,000	$500,001 to $1,000,000
Erik Becker	Ivy Funds VIP Core Equity	$500,001 to $1,000,000	$500,001 to $1,000,000
Mark Beischel	Ivy Funds VIP Global Bond	$100,001 to $500,000	$100,001 to $500,000
Chace Brundige	Ivy Funds VIP International Growth	$100,001 to $500,000	$100,001 to $500,000
Ryan Caldwell	Ivy Funds VIP Asset Strategy	$500,001 to $1,000,000	$500,001 to $1,000,000
David Ginther	Ivy Funds VIP Dividend Opportunities	$50,001 to $100,000	$100,001 to $500,000
	Ivy Funds VIP Energy	$50,001 to $100,000
John Maxwell	Ivy Funds VIP International Core Equity	$100,001 to $500,000	$500,001 to $1,000,000
Kenneth McQuade	Ivy Funds VIP Small Cap Growth	$50,001 to $100,000	$50,001 to $100,000
William Nelson	Ivy Funds VIP High Income	$100,001 to $500,000	$100,001 to $500,000
Matthew Norris	Ivy Funds VIP Value	$500,001 to $1,000,000	$500,001 to $1,000,000
Mark Otterstrom	Ivy Funds VIP Bond	$100,001 to $500,000	$100,001 to $500,000
	Ivy Funds VIP Limited-Term Bond	$0
Christopher Parker	Ivy Funds VIP Small Cap Value	$0	$0
Cynthia Prince-Fox	Ivy Funds VIP Balanced	$500,001 to $1,000,000	$500,001 to $1,000,000
Philip Sanders	Ivy Funds VIP Growth	$100,001 to $500,000	$100,001 to $500,000
Kimberly Scott	Ivy Funds VIP Mid Cap Growth	$500,001 to $1,000,000	$500,001 to $1,000,000
Zachary Shafran	Ivy Funds VIP Science and Technology	$500,001 to $1,000,000	$500,001 to $1,000,000
Mira Stevovich	Ivy Funds VIP Money Market	$50,001 to $100,000	$50,001 to $100,000
Daniel Vrabac	Ivy Funds VIP Global Bond	$100,001 to $500,000	$100,001 to $500,000
Gustaf Zinn	Ivy Funds VIP Core Equity	$500,001 to $1,000,000	$500,001 to $1,000,000

*	The Portfolios’ shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolios serve as underlying investment vehicles.
[1]	Shares deemed owned in Portfolio or similarly managed style within the Fund Complex which is managed by the Manager.

Portfolio Managers employed by Advantus Capital

The following tables provide information relating to the portfolio managers of the specified Portfolios as of December 31, 2012:

Joseph R. Betlej—Ivy Funds VIP Real Estate Securities

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	2	3
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed	$691.3	$42.0	$146.2
Assets Managed with Performance-Based Advisory Fees	$0	$0	$0

Lowell R. Bolken—Ivy Funds VIP Real Estate Securities

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	2	3
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$691.3	$42.0	$146.2
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Conflicts of Interest

In the judgment of WRIMCO and Advantus Capital, no material conflicts of interest are likely to arise in connection with a portfolio manager’s management of the Portfolio on the one hand and the management of any account identified above on the other. All portfolio managers must manage assets in their personal accounts in accordance with Advantus Capital’s code of ethics. The Portfolio and all other accounts managed by a portfolio manager in a similar style are managed subject to substantially similar investment restrictions and guidelines, and therefore no conflict of interest is likely to arise due to material differences in investment strategy. Advantus Capital has also adopted policies and procedures designed for fair allocation of investment opportunities between the Portfolio and other accounts managed by the same portfolio manager, including accounts of Advantus Capital or their affiliates. In addition, Advantus Capital believes that material conflicts due to differences in compensation paid to portfolio managers (see below) are also unlikely to arise. Account performance is a factor in determining a portfolio manager’s compensation, but no portfolio manager’s compensation structure favors one account over another on the basis of performance.

Compensation

As of the end of the Portfolio’s most recent fiscal year, each portfolio manager of a Portfolio is compensated for managing the Portfolio and for managing other accounts identified above in the manner set forth below. Portfolio managers also receive other compensation in the form of group insurance and medical benefits and pension and other retirement benefits which are available generally to all employees of Advantus Capital and which do not discriminate in favor of any portfolio manager.

Base Salary — the portfolio manager’s total compensation package is reviewed and adjusted annually using competitive compensation surveys. Base salary is designed to provide a measure of stability and is targeted to be competitive with peers.

Short-term Bonus — the portfolio manager is eligible for an annual bonus that is based on the portfolio manager’s ability to meet predetermined goals. Of the total goal, approximately 80% is based on the gross pre-tax investment performance versus an appropriate benchmark and peer group. In the case of the Portfolio, the appropriate benchmark is the Portfolio’s benchmark index described in the Portfolio’s prospectus. Appropriate peer groups are determined using applicable investment categories. Performance comparisons to the respective benchmark and peer group are performed using both one-year and three-year performance. The remaining goals (approximately 20%) are based on subjective fulfillment of position duties.

Long-term Incentive — the portfolio manager is eligible for a long-term bonus that is dependent upon Advantus Capital’s strategic business objectives such as profitability, sales, etc. If long-term bonuses are granted, the bonus has a four-year vesting schedule.

Deferred Compensation — the portfolio manager has the option to defer all or part of his or her short-term and long-term bonuses into a non-qualified deferred compensation plan. All elections must be made prior to the start of the performance measurement period.

Revenue Share — the portfolio manager is paid a percentage of revenue received for the management of assets for unaffiliated clients including Ivy Funds VIP Real Estate Securities. Revenues received from accounts of Advantus Capital or any of its affiliates, are not subject to revenue share.

Ownership of Securities

As of December 31, 2012, the dollar range of shares of the Portfolio beneficially owned by the portfolio managers was:

Manager	Dollar Range of Shares owned* in Ivy Funds VIP Real Estate Securities	Dollar Range of Shares owned in Fund Complex
Joseph R. Betlej	$0	$0
Lowell R. Bolken	$0	$100,001 to $500,000

*	The Portfolio’s shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolio serves as an underlying investment vehicle.

Portfolio Managers employed by Mackenzie

The following provides information relating to the portfolio manager of the Ivy Funds VIP Global Natural Resources as of December 31, 2012:

Fred Sturm

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	1	0
Assets Managed (in millions)	$5.208.3	$118.7	$48.1
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$118.7	$0

Conflicts of Interest

Mackenzie, and the portfolio manager as its representative, may have other clients that lead to a variance in compensation schemes, however, Mackenzie has in place a Code of Conduct and Trade Allocation Policy which require fair treatment of all accounts. The portfolio manager, subject to the Code of Conduct, may invest in securities held by the Portfolio. The portfolio manager may also invest directly in other funds with overlapping mandates. Mackenzie reserves the sole discretion to periodically review, and materially alter the compensation schemes from time to time.

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented (amongst others) with the following potential conflicts:

•

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. Individual mandate objectives may vary, but in general Mackenzie seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment approach. Most other accounts managed by a portfolio manager are managed using similar investment disciplines that are used in connection with the management of the Portfolio.

•

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Mackenzie has adopted procedures for allocating portfolio transactions across multiple accounts.

•

With respect to securities transactions for the Portfolio, Mackenzie determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which Mackenzie or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Mackenzie may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Mackenzie or its affiliates may place separate, non-simultaneous, transactions for the Portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or the other account.

•

Finally, the appearance of a conflict of interest may arise where Mackenzie has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

•

Mackenzie and the Portfolio have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Portfolio Manager Compensation

Mackenzie compensates its portfolio managers and investment analysts through a combination of salary, cash bonuses, deferred compensation and employee benefits. Mackenzie seeks to pay competitive base salaries based on the portfolio manager’s or investment analyst’s experience, level of responsibility, and length of service with Mackenzie. Mackenzie regularly engages service providers to provide data with regard to portfolio manager and investment analyst compensation in its home market and markets in which it competes to ensure that the base salaries it offers are competitive.

Mackenzie determines the annual cash bonus of each portfolio manager and investment analyst based on performance and the achievement of individual objectives set by the Chief Investment Officer and the individual at the beginning of each year. Performance-based bonuses has both an individual and a team component and are determined through a formula that measures the performance of the fund or funds under management by that individual against relevant funds offered by Mackenzie’s competitors or, in certain cases, against the appropriate market index or benchmark. Performance is assessed based on average annual compounded total returns over the previous 1, 3 and 5 years. Performance is measured against the universe of funds in that category on the recommendation of the Chief Investment Officer of Mackenzie as ratified by the Chief Executive Officer of Mackenzie. That portion of the bonus relating to individual objectives may be based on personal achievement, assistance in the achievement of specific team or departmental objectives.

Mackenzie offers its employees a wide range of benefits, including: a group medical and dental plan; a group disability plan; an optional life insurance plan; an employee share purchase plan (to purchase common shares of IGM Financial Inc. (IGM Shares), Mackenzie’s parent company) pursuant to which an individual may direct that an amount up to 5% of their salary be used, monthly, toward the purchase of IGM Shares and Mackenzie will purchase IGM Shares for the employee having a value of 50% of the amount of the employee’s contribution; for Team Leads and portfolio managers, an employee share option plan with respect to IGM Shares in an amount based on the individual’s base salary; and a defined contribution group retirement plan under which Mackenzie contributes an amount equal to a proportion of the individual’s salary, based on years of service, up to the maximum allowable by law (this amount is in addition to the employee’s salary).

Ownership of Securities

As of December 31, 2012, the dollar range of shares of Ivy Funds VIP Global Natural Resources beneficially owned* by Fred Sturm was: $01.

As of December 31, 2012, the dollar range of shares of funds in the Fund Complex beneficially owned by Fred Sturm was: $01 .

*	The Portfolio’s shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolio serves as an underlying investment vehicle.
[1]	The portfolio manager of this Portfolio is a Canadian citizen and investments in U.S. mutual funds may not be appropriate for non-U.S. citizens.

Portfolio Managers employed by WSA

The following provides information relating to the portfolio managers of Ivy Funds VIP Micro Cap Growth as of December 31, 2012:

William Jeffery III

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	13
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	2
Assets Managed (in millions)	$221.7	$0	$780.0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$208.7

Kenneth F. McCain

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	13
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	2
Assets Managed (in millions)	$221.7	$0	$780.0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$208.7

Paul J. Ariano

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	13
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	2
Assets Managed (in millions)	$221.7	$0	$780.0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$208.7

Paul K. LeCoq

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	13
Number of Accounts Managed with Performance-Based Advisory Fees	0	1	2
Assets Managed (in millions)	$221.7	$13.1	$780.0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$13.1	$208.7

Luke A. Jacobson

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	13
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	2
Assets Managed (in millions)	$221.7	$0	$780.0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$208.7

Alexis C. Waadt*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	12
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	1
Assets Managed (in millions)	$236.2	$0	$610.5
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$14.1

*	Ms. Waadt assumed co-management responsibilities of Ivy Funds VIP Micro Cap Growth in January 2013; therefore, the information in the chart pertaining to her is as of January 31, 2013.

Conflicts of Interest

WSA discloses in its ADV potential conflicts of interest arising from situations where portfolio managers oversee “long-only” client accounts, such as mutual fund sub-advisory accounts and/or pension funds, as well as pooled investment funds, such as hedge funds. In general, the combination of policies, procedures, and a compensation arrangement whereby portfolio managers are primarily rewarded on the overall success of the firm ensures that no account is favored over another. WSA has adopted the following policies and procedures designed to eliminate and/or mitigate such conflicts of interest situations:

Code of Ethics and Statement of Policy and Procedures Regarding Personal Securities Transactions — WSA’s Code of Ethics covers all employees, including portfolio managers, and is based on the principal that we owe a fiduciary duty to the clients of WSA and must avoid activities, interests and relationships that might interfere with making decisions in the best interests of clients. The Code governs personal trading activities by all employees and/or other associated persons and subjects such personal trading activities to internal review and preclearance. Personal securities transactions may be restricted in recognition of impending investment decisions on behalf of clients and other factors. WSA maintains “blackout” periods during which WSA, its employees or other associated persons may not cause the execution of a transaction in a security for their own account or an account in which they have beneficial ownership. Copies of all statements of employee trades (that is, Preclearance Forms, Trade Confirmations, and Account Statements) are sent to WSA’s Chief Compliance Officer for the purposes of oversight and verification.

Statement of Policy and Procedures Regarding Hedge Fund Securities Transactions — WSA’s Hedge Fund Trading Policy governs securities transactions conducted by hedge fund investment personnel and is intended to ensure that transactions are conducted in accordance with the following principles: (a) a duty at all times to place first the interests of the firm’s clients (both “long-only” and hedge funds); (b) the requirement that all hedge fund transactions be conducted in a manner that avoids any actual or potential conflict of interest or any abuse of an individual’s responsibility and position of trust; and, (c) the fundamental standard that WSA personnel not take inappropriate advantage of their positions.

•

Aggregated Trades – Through WSA’s interest in its investment fund (hedge fund) it does invest in securities in which it invests “long-only” client funds in accordance with the following policy: Purchases and sales of securities which are common to client accounts and WSA’s investment funds will be allocated pro-rata according to the relative sizes of accounts and desired position sizes among accounts. Great care is taken to avoid even the appearance of impropriety in all situations when trades for WSA “long-only” clients and investment funds are aggregated. Prior to each aggregated trade, senior portfolio managers, traders, and the Chief Compliance Officer discuss each account’s relative position size resulting from the initiation of an aggregated trade. The goal is that each trade allocation plan involving aggregated trades between WSA “long-only” clients and investment funds be designed to treat each client fairly and equitably, without advantaging any client over another.

•

Prohibitions and Preclearance – Hedge fund transactions may be effected so long as: (a) purchases or sales do not involve securities in which hedge fund investment personnel have any direct or indirect beneficial ownership unless prior written approval of the transaction is obtained by a Senior Member of the Portfolio Management Staff, the Senior Trader and the Chief Compliance Officer; (b) hedge fund investment personnel initiate a request for pre-clearance in writing in advance of the transaction to the Trading Desk, Senior Management, and the Chief Compliance Officer, disclosing the circumstances and considerations of any possible conflicts of interest surrounding each trade; (c) hedge fund investment personnel not acquire any direct or indirect beneficial ownership in any securities in any public offering (IPO or secondary); (d) hedge fund investment personnel may not acquire any beneficial ownership in any securities in any private placement of securities unless the Compliance Officer and Senior Portfolio Management Team have given express prior written approval.

Trading Policy — WSA’s trading practices and procedures prohibit unfair trading practices and seeks to disclose and avoid any conflicts of interests or resolve such conflicts in the client’s favor. WSA views trade allocation planning as a crucial step in our attempt to obtain best execution and in ensuring the fair and equitable treatment of each client account during the trading process. Trade allocation plans, automatically generated by WSA’s computerized trade/portfolio management system allows the trading desk to automatically screen individual account parameters to ensure compliance with client guidelines and objectives, check for any cash restraints, and “Reserve” the appropriate amount of shares, generally on a pro rata basis, for each account within the selected strategies. The Trade Allocation plan ensures: (a) performance-based accounts within a strategy do not get favored over client accounts in a strategy. Also, the firm’s investment funds (hedge funds) are never favored over any client accounts; (b) no group of accounts is systematically disadvantaged versus any other group; (c) the proper treatment of “hot issues.”

This typically results in a trade that is fairly and equitably allocated among accounts on either a pro-rata or rebalancing (that is, effecting a “bunched” trade in such a way as to even out the position sizes among accounts in a strategy) basis. Exceptions, however, may occur. Individual account constraints and low cash levels may, from time to time, require a “manual override” of the Allocation Plan by the trading desk. In situations where such constraints exist, trades for the constrained accounts can be changed (for example, constrained accounts may not obtain shares with the other accounts within the strategy, or may instead only obtain a portion of the shares “reserved” for the constrained account) by direction of the portfolio manager.

Portfolio Manager Compensation

With regards to compensation, the portfolio managers of the Portfolio all received a base salary. William Jeffery, III, Kenneth McCain, Paul Ariano and Paul LeCoq are equity owners in the firm and receive quarterly partnership distributions. All other employees (including Trading Staff and Analysts) received a base salary based on their experience level. In addition, employees received two semi-annual bonuses based on the overall profitability of the firm. All non-equity employees also participate in the firm’s profit sharing plan and receive medical and dental benefits.

Ownership of Securities

As of December 31, 2012, the dollar range of shares of the Portfolio beneficially owned by the portfolio managers was:

Manager	Dollar Range of Shares owned* in Ivy Funds VIP Micro Cap Growth	Dollar Range of Shares owned in the Fund Complex
William Jeffery III	$0	$100,001 to $500,000
Kenneth F. McCain	$0	$100,001 to $500,000
Paul J. Ariano	$0	$100,001 to $500,000
Paul K. LeCoq	$0	$0
Luke A. Jacobson	$0	$0
Alexis C. Waadt**	$0	$0

*	The Portfolio’s shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolio serves as an underlying investment vehicle.
**	Ms. Waadt assumed co-management responsibilities of Ivy Funds VIP Micro Cap Growth in January 2013; therefore, the information in the chart for her is as of January 31, 2013.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Each of the Pathfinder Portfolios purchases and sells the shares of the Underlying Funds without commission or other sales charge. To the extent that a Pathfinder Portfolio purchases or sells U.S. government securities, commercial paper and other short-term corporate obligations and other money market instruments, including repurchase agreements, such transactions may be made directly with the issuers, dealers or banks, as further described below.

One of the duties undertaken by WRIMCO pursuant to the Management Agreement is to arrange the purchase and sale of securities for the Portfolios. For each of Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Micro Cap Growth and Ivy Funds VIP Real Estate Securities, WRIMCO has delegated this duty to the Portfolio’s Sub-adviser.

With respect to most fixed-income portfolios, many purchases are made directly from issuers or from underwriters, dealers or banks. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers will include the spread between the bid and the asked prices. Otherwise, transactions in securities other than those for which an exchange is the primary market are generally effected with dealers acting as principals or market makers. Brokerage commissions are paid primarily for effecting transactions in securities traded on an exchange and otherwise only if it appears likely that a better price or execution can be obtained. The individuals who manage the Portfolios may manage other advisory accounts with similar investment objectives. It can be anticipated that a WRIMCO portfolio manager will frequently, yet not always, place concurrent orders for all or most accounts for which the portfolio manager has responsibility or WRIMCO and/or IICO, an affiliate of WRIMCO, may otherwise combine orders for a Portfolio with those of other Portfolios, or funds within Waddell & Reed Advisors Funds and the Ivy Family of Funds or other accounts for which it has investment discretion, including accounts affiliated with WRIMCO and/or IICO. WRIMCO and/or IICO, at its discretion, may aggregate such orders. Under current written procedures, transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account, except where the combined order is not filled completely. In this case, for a transaction not involving an IPO, WRIMCO and/or IICO will ordinarily allocate the transaction pro rata based on the orders placed, subject to certain variances provided for in the written procedures. For a partially filled IPO order, subject to certain variances specified in the written procedures, WRIMCO and/or IICO generally allocates the shares as follows: the IPO shares are initially allocated pro rata among the included portfolios/funds and/or advisory accounts grouped according to investment objective, based on relative total assets of each group; and the shares are then allocated within each group pro rata based on relative total assets of the included portfolios/funds and/or advisory accounts, except that (a) within a group having a small cap-related investment objective, mid-cap investment objective or an international investment objective, shares are allocated on a flexible rotational basis after taking into account the impact of the anticipated initial gain on the value of the included portfolio/fund or advisory account and (b) within a group having a mid cap-related investment objective, shares are allocated based on the portfolio managers’ review of various factors, including but not limited to such factors as the portfolio’s/fund’s or advisory account’s investment strategies and policies, cash availability, any minimum investment policy, liquidity, anticipated term of the investment and current securities positions. In all cases, WRIMCO seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its portfolios/funds and other advisory accounts.

Similarly, to the extent permitted by applicable law, a Portfolio’s Sub-adviser may aggregate the securities to be sold or purchased for the Portfolio with those of other accounts managed by the Sub-adviser. The Sub-adviser is obligated to allocate any securities so purchased or sold, as well as the expenses incurred in the transaction, in the manner it believes to be the most equitable and consistent with its fiduciary obligations to the Portfolio and such other accounts.

Sharing in large transactions could affect the price a Portfolio pays or receives or the amount it buys or sells. As well, a better negotiated commission may be available through combined orders.

To effect the portfolio transactions of a Portfolio, the Investment Manager is authorized to engage broker-dealers (brokers) which, in its best judgment based on all relevant factors, will implement the policy of the Portfolio to seek best execution (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. The Investment Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Portfolio. Subject to review by the Board, such policies include the selection of brokers which provide execution and/or research services and other services directly or through others (research and brokerage services), considered by the Investment Manager to be useful or desirable for its investment management of the Portfolio and/or the other funds and accounts for which the Investment Manager has investment discretion.

Such research and brokerage services are, in general, defined by reference to Section 28(e) of the Exchange Act as including: (1) advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers; (2) furnishing analyses and reports; or (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Investment discretion is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account.

The commissions paid to brokers that provide such research and/or brokerage services may be higher than the commission another qualified broker would charge for effecting comparable transactions and are permissible if a good faith determination is made by the Investment Manager that the commission is reasonable in relation to the research or brokerage services provided. No allocation of brokerage or principal business is made to provide any other benefits to the Investment Manager. The Investment Manager does not direct Portfolio brokerage to compensate brokers for the sale of Portfolio shares. The Portfolios have adopted a policy that prohibits the Investment Manager from using Portfolio brokerage commissions to compensate broker-dealers for promotion or sale of Portfolio shares.

The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of the Investment Manager and investment research received for the commissions of those other accounts may be useful both to a Portfolio and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist the Investment Manager in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made and this cost is paid by the Investment Manager.

Such investment research (which may be supplied by a third party at the request of a broker) includes information on particular companies and industries as well as market, economic or institutional activity areas. In general, such investment research serves to broaden the scope and supplement the research activities of the Investment Manager; serves to make available additional views for consideration and comparisons; and enables the Investment Manager to obtain market information on the price of securities held in a Portfolio or being considered for purchase.

The following table sets forth the brokerage commissions paid during the past three fiscal years:

	Periods ended December 31,
	2012	2011	2010
Ivy Funds VIP Asset Strategy	$1,705,200	$1,855,435	$3,487,930
Ivy Funds VIP Balanced	203,592	216,017	395,054
Ivy Funds VIP Bond	—	—	—
Ivy Funds VIP Core Equity	340,168	476,663	795,002
Ivy Funds VIP Dividend Opportunities	243,713	270,733	217,906
Ivy Funds VIP Energy	45,624	25,084	19,686
Ivy Funds VIP Global Bond	962	170	—
Ivy Funds VIP Global Natural Resources	573,038	746,341	731,758
Ivy Funds VIP Growth	473,329	545,822	879,234
Ivy Funds VIP High Income	6,979	5,221	1,509
Ivy Funds VIP International Core Equity	1,505,965	1,830,352	1,994,918
Ivy Funds VIP International Growth	512,362	511,702	656,888
Ivy Funds VIP Limited-Term Bond	—	—	—
Ivy Funds VIP Micro Cap Growth	119,540	174,485	143,352
Ivy Funds VIP Mid Cap Growth	208,804	176,445	197,282
Ivy Funds VIP Money Market	—	—	—
Ivy Funds VIP Real Estate Securities	50,610	77,775	83,392
Ivy Funds VIP Science and Technology	465,498	595,046	293,213
Ivy Funds VIP Small Cap Growth	829,640	871,187	573,745
Ivy Funds VIP Small Cap Value	496,758	645,610	637,487
Ivy Funds VIP Value	487,305	431,536	394,199
Ivy Funds VIP Pathfinder Aggressive	—	—	—
Ivy Funds VIP Pathfinder Moderately Aggressive	—	—	—
Ivy Funds VIP Pathfinder Moderate	—	—	—
Ivy Funds VIP Pathfinder Moderately Conservative	—	—	—
Ivy Funds VIP Pathfinder Conservative	—	—	—
Total	$8,269,087	$9,455,624	$11,502,555

The next table shows the transactions, other than principal transactions, which were directed to broker-dealers who provided research services as well as execution and the brokerage commissions paid for the fiscal year ended December 31, 2012. These transactions were allocated to these broker-dealers by the internal allocation procedures described above.

	Amount of Transactions	Brokerage Commissions
Ivy Funds VIP Asset Strategy	$728,684,305	$879,949
Ivy Funds VIP Balanced	257,121,153	191,342
Ivy Funds VIP Bond	—	—
Ivy Funds VIP Core Equity	431,583,596	322,789
Ivy Funds VIP Dividend Opportunities	321,394,969	240,575
Ivy Funds VIP Energy	39,911,978	39,506
Ivy Funds VIP Global Bond	627,885	933
Ivy Funds VIP Global Natural Resources	342,917,133	446,084
Ivy Funds VIP Growth	872,854,257	457,584
Ivy Funds VIP High Income	2,965,938	6,979
Ivy Funds VIP International Core Equity	871,046,895	1,444,035
Ivy Funds VIP International Growth	348,997,782	436,450
Ivy Funds VIP Limited-Term Bond	—	—
Ivy Funds VIP Micro Cap Growth	41,247,109	108,430
Ivy Funds VIP Mid Cap Growth	196,146,043	194,672
Ivy Funds VIP Money Market	—	—
Ivy Funds VIP Real Estate Securities	26,392,053	45,556
Ivy Funds VIP Science and Technology	240,531,423	399,402
Ivy Funds VIP Small Cap Growth	508,881,681	652,732
Ivy Funds VIP Small Cap Value	243,840,938	469,858

	Amount of Transactions	Brokerage Commissions
Ivy Funds VIP Value	$353,479,593	$414,945
Ivy Funds VIP Pathfinder Aggressive	—	—
Ivy Funds VIP Pathfinder Moderately Aggressive	—	—
Ivy Funds VIP Pathfinder Moderate	—	—
Ivy Funds VIP Pathfinder Moderately Conservative	—	—
Ivy Funds VIP Pathfinder Conservative	—	—
Total	$5,828,624,731	$6,751,821

As of December 31, 2012, each of the Portfolios held securities issued by their respective regular broker-dealers, as follows: (all amounts in thousands)

Ivy Funds VIP Asset Strategy owned Bank of America Corporation, Goldman Sachs Group, Inc. (The) and JPMorgan Chase & Co. securities in the aggregate amounts of $661, $85 and $110, respectively. Bank of America Corporation is the parent of Merrill Lynch, Pierce, Fenner & Smith Inc., a regular broker of the Portfolio. Goldman Sachs Group, Inc. (The) is the parent of Goldman, Sachs & Co., a regular broker of the Portfolio. JPMorgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Portfolio.

Ivy Funds VIP Balanced owned Goldman Sachs Group, Inc. (The), JPMorgan Chase & Co. and Prudential Financial, Inc. securities in the aggregate amounts of $503, $9,301 and $548, respectively. Goldman Sachs Group, Inc. (The) is the parent of Goldman, Sachs & Co., a regular broker of the Portfolio. JPMorgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Portfolio. Prudential Financial, Inc. is the parent of Prudential Securities Inc., a regular broker of the Portfolio.

Ivy Funds VIP Bond owned Bank of America Corporation, Goldman Sachs Group, Inc. (The), JPMorgan Chase & Co. and Morgan Stanley securities in the aggregate amounts of $6,961, $6,298, $7,180 and $5,211, respectively. Bank of America Corporation is the parent of Merrill Lynch, Pierce, Fenner & Smith Inc., a regular broker of the Portfolio. Goldman Sachs Group, Inc. (The) is the parent of Goldman, Sachs & Co., a regular broker of the Portfolio. JPMorgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Portfolio. Morgan Stanley is the parent of Morgan Stanley Smith Barney LLC, a regular broker of the Portfolio.

Ivy Funds VIP Core Equity owned JPMorgan Chase & Co. securities in the aggregate amount of $14,440. JPMorgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Portfolio.

Ivy Funds VIP Dividend Opportunities owned Goldman Sachs Group, Inc. (The) and JPMorgan Chase & Co. securities in the aggregate amounts of $11,359 and $16,509, respectively. Goldman Sachs Group, Inc. (The) is the parent of Goldman, Sachs & Co., a regular broker of the Portfolio. JPMorgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Portfolio.

Ivy Funds VIP High Income owned Bank of America Corporation securities in the aggregate amount of $2,076. Bank of America Corporation is the parent of Merrill Lynch, Pierce, Fenner & Smith Inc., a regular broker of the Portfolio.

Ivy Funds VIP International Growth owned Credit Suisse Group AG securities in the aggregate amount of $5,359. Credit Suisse Group AG is the parent of Credit Suisse, a regular broker of the Portfolio.

Ivy Funds VIP Limited-Term Bond owned Bank of America Corporation, Goldman Sachs Group, Inc. (The), JPMorgan Chase & Co., Morgan Stanley and Prudential Financial, Inc. securities in the aggregate amounts of $1,163, $1,058, $1,859, $1,042 and $1,096, respectively. Bank of America Corporation is the parent of Merrill Lynch, Pierce, Fenner & Smith Inc., a regular broker of the Portfolio. Goldman Sachs Group, Inc. (The) is the parent of Goldman, Sachs & Co., a regular broker of the Portfolio. JPMorgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Portfolio. Morgan Stanley is the parent of Morgan Stanley Smith Barney LLC, a regular broker of the Portfolio. Prudential Financial, Inc. is the parent of Prudential Securities Inc., a regular broker of the Portfolio.

Ivy Funds VIP Value owned Citigroup Inc., Goldman Sachs Group, Inc. (The) and JPMorgan Chase & Co. securities in the aggregate amounts of $11,358, $8,687 and $15,815, respectively. Citigroup Inc. is the parent of Citigroup Global Markets Inc., a regular broker of the Portfolio. Goldman Sachs Group, Inc. (The) is the parent of Goldman, Sachs & Co., a regular broker of the Portfolio. JPMorgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Portfolio.

PROXY VOTING POLICY

The Portfolios have delegated all proxy voting responsibilities to WRIMCO. WRIMCO has established guidelines that reflect what it believes are desirable principles of corporate governance.

Listed below are several reoccurring issues and WRIMCO’s corresponding positions.

Board of Directors Issues:

WRIMCO generally supports proposals requiring that a majority of the board of directors consist of outside, or independent, directors.

WRIMCO generally votes against proposals to limit or eliminate liability for monetary damages for violating the duty of care.

WRIMCO generally votes against indemnification proposals that would expand coverage to more serious acts such as negligence, willful or intentional misconduct, derivation of improper personal benefit, absence of good faith, reckless disregard for duty, and unexcused pattern of inattention. The success of a corporation in attracting and retaining qualified directors and officers, in the best interest of shareholders, is partially dependent on its ability to provide some satisfactory level of protection from personal financial risk. WRIMCO will support such protection so long as it does not exceed reasonable standards.

WRIMCO generally votes against proposals requiring the provision for cumulative voting in the election of directors as cumulative voting may allow a minority group of shareholders to cause the election of one or more directors.

Corporate Governance Issues:

WRIMCO generally supports proposals to ratify the appointment of independent accountants/auditors unless reasons exist which cause it to vote against the appointment.

WRIMCO generally votes against proposals to restrict or prohibit the right of shareholders to call special meetings.

WRIMCO generally votes against proposals which include a provision to require a supermajority vote to amend any charter or bylaw provision, or to approve mergers or other significant business combinations.

WRIMCO generally votes for proposals to authorize an increase in the number of authorized shares of common stock.

WRIMCO generally votes against proposals for the adoption of a Shareholder Rights Plan (sometimes referred to as “Purchase Rights Plan”). It believes that anti-takeover proposals are generally not in the best interest of shareholders. Such a Plan gives the board of directors virtual veto power over acquisition offers which may well offer material benefits to shareholders.

Executive/Employee Issues:

WRIMCO will generally vote for proposals to establish an Employee Stock Ownership Plan (ESOP) as long as the size of the ESOP is reasonably limited.

Political Activity:

WRIMCO will generally vote against proposals relating to corporate political activity or contributions, or requiring the publication of reports on political activity or contributions made by political action committees (PACs) sponsored or supported by the corporation. PAC contributions are generally made with funds contributed voluntarily by employees, and provide positive individual participation in the political process of a democratic society. In addition, Federal and most state laws require full disclosure of political contributions made by PACs. This is public information and available to all interested parties. Requiring reports in newspaper publications results in added expense without commensurate benefit to shareholders.

Conflicts of Interest Between WRIMCO and the Portfolios:

WRIMCO will use the following three-step process to address conflicts of interest: (1) WRIMCO will attempt to identify any potential conflicts of interest; (2) WRIMCO will then determine if the conflict as identified is material; and (3) WRIMCO will follow established procedures, as described generally below, to ensure that its proxy voting decisions are based on the best interests of the Portfolios and are not the product of a material conflict.

(1) Identifying Conflicts of Interest: WRIMCO will evaluate the nature of its relationships to assess which, if any, might place its interests, as well as those of its affiliates, in conflict with those of the Portfolio’s shareholders on a proxy voting matter. WRIMCO will review any potential conflicts that involve the following four general categories to determine if there is a conflict and if so, if the conflict is material:

•

Business Relationships – WRIMCO will review any situation for a material conflict where WRIMCO provides investment advisory services for a company or an employee group, manages pension assets, administers employee benefit plans, leases office space from a company, or provides brokerage, underwriting, insurance, banking or consulting services to a company or if it is determined that WRIMCO (or an affiliate) otherwise has a similar significant relationship with a third party such that the third party might have an incentive to encourage WRIMCO to vote in favor of management.

•

Personal Relationships – WRIMCO will review any situation where it (or an affiliate) has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships to determine if a material conflict exists.

•

Familial Relationships – WRIMCO will review any situation where it (or an affiliate) has a known familial relationship relating to a company (for example, a spouse or other relative who serves as a director of a public company or is employed by the company) to determine if a material conflict exists.

WRIMCO will designate an individual or committee to review and identify proxies for potential conflicts of interest on an ongoing basis.

(2) “Material Conflicts”: WRIMCO will review each relationship identified as having a potential conflict based on the individual facts and circumstances. For purposes of this review, WRIMCO will attempt to detect those relationships deemed material based on the reasonable likelihood that they would be viewed as important by the average shareholder.

(3) Procedures to Address Material Conflicts: WRIMCO will use the following techniques to vote proxies that have been determined to present a “Material Conflict.”

•

Use a Proxy Voting Service for Specific Proposals – As a primary means of voting material conflicts, WRIMCO will vote in accordance with the recommendation of an independent proxy voting service (Institutional Shareholder Services (ISS) or another independent third party if a recommendation from ISS is unavailable).

•

Client directed – If the Material Conflict arises from WRIMCO’s management of a third-party account and the client provides voting instructions on a particular vote, WRIMCO will vote according to the directions provided by the client.

•

Use a Predetermined Voting Policy – If no directives are provided by either ISS or the client, WRIMCO may vote material conflicts pursuant to the pre-determined Proxy Voting Policies, established herein, should such subject matter fall sufficiently within the identified subject matter. If the issue involves a material conflict and WRIMCO chooses to use a predetermined voting policy, WRIMCO will not be permitted to vary from the established voting policies established herein.

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Seek Board Guidance – If the Material Conflict does not fall within one of the situations referenced above, WRIMCO may seek guidance from the Board on matters involving a conflict. Under this method, WRIMCO will disclose the nature of the conflict to the Board and obtain the Board’s consent or direction to vote the proxies. WRIMCO may use the Board guidance to vote proxies for its non-mutual fund clients.

Echo Voting:

Each Pathfinder Portfolio is a fund of funds that invests primarily in a combination of the other Portfolios (Underlying Funds). The Board has adopted proxy voting policies to govern the voting of proxies received by each Pathfinder Portfolio with respect to its investments in Underlying Funds. If an Underlying Fund has a shareholder meeting, a Pathfinder Portfolio, if possible, will vote its interests in the Underlying Fund in the same proportion as the votes cast by all of the other shareholders of the Underlying Fund. This is known as “echo voting” and is designed to avoid potential conflicts of interest.

For each of Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Micro Cap Growth and Ivy Funds VIP Real Estate Securities, WRIMCO has delegated proxy voting responsibilities to the Portfolio’s Sub-adviser. The proxy voting policies of the Sub-advisers are set forth in Appendix B to this SAI.

PROXY VOTING RECORD

Each Portfolio is required to file with the SEC its complete proxy voting record for the 12-month period ending June 30, by no later than August 31 of each year. Information regarding how the proxies for each Portfolio relating to its portfolio securities were voted during the most recent 12-month period ended June 30, 2012, is available at www.waddell.com, and on the SEC’s website at http://www.sec.gov.

TRUST SHARES

Shares of the Trust are currently divided into the following classes, which are a type of class designated a series as that term is defined in the Trust Instrument: Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Bond, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP International Growth, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Micro Cap Growth, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Money Market, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value, Ivy Funds VIP Pathfinder Aggressive, Ivy Funds VIP Pathfinder Moderately Aggressive, Ivy Funds VIP Pathfinder Moderate, Ivy Funds VIP Pathfinder Moderately Conservative, and Ivy Funds VIP Pathfinder Conservative. The Board may change the designation of any Portfolio and may increase or decrease the numbers of shares of any Portfolio but may not decrease the number of shares of any Portfolio below the number of shares then outstanding.

The shares of a Portfolio represent an interest in the Portfolio’s securities and other assets and in its profits and losses. Each fractional share of a Portfolio has the same rights, in proportion, as a full share of that Portfolio. Each issued and outstanding share in a Portfolio is entitled to participate equally in dividends and other distributions declared by the Portfolio and, upon liquidation or dissolution, in net assets of such Portfolio remaining after satisfaction of outstanding liabilities. The shares of each Portfolio when issued are fully paid and nonassessable.

The Portfolios do not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at a meeting called by the Board for such purpose.

Special meetings of shareholders may be called for any purpose upon receipt by the Trust of a request in writing signed by shareholders owning not less than 25% of the aggregate number of votes to which shareholders are entitled at such meeting, as provided in the Trust instrument and By-laws of the Trust. There will normally be no meeting of the shareholders for the purpose of electing Trustees until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. To the extent that Section 16(c) of the 1940 Act applies to a Portfolio, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders owning at least 10% of the aggregate number of votes to which shareholders of that Portfolio are entitled, as provided in the Trust instrument and By-laws of the Trust.

Each shareholder of the Trust is entitled to one vote for each dollar of NAV of a Portfolio owned by the shareholder.

Matters in which the interests of all the Portfolios are substantially identical (such as the election of Trustees) will be voted on by all shareholders without regard to the separate Portfolios. Matters that affect a particular Portfolio (such as approval of its Investment Management Agreement or a change in its fundamental investment restrictions) will be voted on separately by the Portfolio.

To the extent required by law, Policyowners are entitled to give voting instructions with respect to Portfolio shares held in the separate accounts of Participating Insurance Companies. Participating Insurance Companies will vote with respect to the shares in accordance with such instructions unless otherwise legally required or permitted to act with respect to such instructions.

PURCHASE, REDEMPTION AND PRICING OF SHARES

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Orders for shares of the Portfolios are executed at the time they are received by Waddell & Reed and at the NAV determined as of the close of trading on the previous business day, provided that the applicable Participating Insurance Company represents it has received such orders prior to the close of the NYSE on the previous business day. The applicable Participating Insurance Company may aggregate separately all purchase and/or redemption orders for shares of the Portfolios that it received prior to the close of trading on the NYSE (4:00 p.m. Eastern time, unless the NYSE closes earlier in which case such earlier time shall apply). The applicable Participating Insurance Company will not aggregate pre-4:00 p.m. Eastern time trades with post-4:00 p.m. Eastern time trades. The Portfolios may refuse to sell shares to any person or may suspend or terminate the offering of its shares if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the directors of the Portfolios, necessary in the best interest of the shareholders of the Portfolios. No sales charge is paid by any Participating Insurance Company for purchase of shares. Except where required or otherwise permitted by applicable law, redemption payment is generally made within seven days after receipt of a proper request to redeem. The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist: (1) the NYSE is closed other than customary weekend and holiday closings or trading on the NYSE is restricted; (2) the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable; (3) the SEC has permitted suspension of the right of redemption of shares for the protection of the shareholders of the Trust; or (4) applicable laws and regulations otherwise permit the Trust to suspend payment on the redemption of shares. Redemptions are ordinarily made in cash but under extraordinary conditions the Board may determine that the making of cash payments is undesirable. In such case, redemption payments may be made in Portfolio securities. The redeeming shareholders would incur brokerage costs in selling such securities. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from a Portfolio, orderly portfolio management could be disrupted to the potential detriment of Policyowners.

Except as otherwise noted, and only through the Participating Insurance Company, a Policyowner may indirectly sell shares and buy shares of another Portfolio, also known as a transfer or an exchange privilege.

Shareholder Communications

Policyowners will receive, from the Participating Insurance Companies, financial statements of the Portfolios as required under the 1940 Act. Each report shows the investments owned by the Portfolios and the market values thereof and provides other information about the Trust and its operations.

Net Asset Value

The NAV of one of the shares of a Portfolio is the value of the Portfolio’s assets, less liabilities, divided by the total number of shares outstanding. For example, if on a particular day a Portfolio owned securities worth $100 and held cash of $15, the total value of the assets would be $115. If it had a liability of $5, the NAV would be $110 ($115 minus $5). If it had 11 shares outstanding, the NAV of one share would be $10 ($110 divided by 11).

In the calculation of the NAV of a Pathfinder Portfolio, the shares of the Underlying Funds held by the Pathfinder Portfolio are valued at their respective NAVs per share.

The NAV and offering price per share of a Portfolio are computed once on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE, 4:00 p.m. Eastern time, or the close of the regular session of any other securities or commodities exchange on which an option or futures contract held by the Portfolio is traded. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, it is possible that the NYSE may close on other days. The NAV per share of a Portfolio (other than Ivy Funds VIP Money Market) will likely change every business day, since typically the value of the assets and the number of shares outstanding change every business day. Ivy Funds VIP Money Market is designed so that the value of each share of the Portfolio (the NAV per share) will remain fixed at $1.00 per share, except under extraordinary circumstances.

Valuation - General

The securities in the portfolio of each Portfolio (other than money market instruments and the securities held by Ivy Funds VIP Money Market) that are listed or traded on a stock exchange are ordinarily valued at the last sale on that day prior to the close of the regular session of the NYSE as reported by the principal securities exchange on which the security is traded or, if no sale is recorded, the average of the last bid and ask prices. (If a security is traded on one or more exchange(s) and in the OTC market, quotations from the market in which the security is primarily traded will be used). Stocks that are traded OTC are valued using the NASDAQ Official Closing Price (NOCP), as determined by NASDAQ, or, lacking an NOCP, at the last current reported sales prices as of the time of valuation on NASDAQ or, lacking any current reported sales on NASDAQ, at the time of valuation at the average of the last bid and asked prices.

Bonds (including foreign bonds), convertible bonds, municipal bonds, government securities, mortgage-backed securities and swap agreements are ordinarily valued at the price provided by an independent pricing service. Short-term debt securities are valued at amortized cost, which approximates market value. Securities or other assets that are not valued by the foregoing methods (or those described below) and for which market quotations are not readily available, and certain foreign securities, foreign derivatives traded on foreign exchanges and foreign OTC options, are valued at their fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Board.

Listed options contracts are ordinarily valued, as of the valuation time, at the price as provided by Interactive Data Corporation (“IDC”) (the mean of the bid and ask price) or, if not available from IDC, at the mean between the last bid and asked prices, as such prices are provided by Bloomberg or Reuters. In the event IDC, Bloomberg or Reuters does not provide a current price, a price is sought from another pricing service or from a broker-dealer (in accordance with fund accounting procedures). Over-the-counter (“OTC”) options are ordinarily valued, as of the valuation time, at the price of the applicable listed look-alike security as provided by the independent pricing service, or if not available, from Bloomberg or Reuters (the mean of the bid and ask price). If a listed look-alike is not available, at the price provided by a broker-dealer (in accordance with fund accounting procedures). If a price is not available from either of these sources, through a model reasonably designed to provide a current market price for the OTC option (any price obtained through a model will be reviewed by the Valuation Committee).

Futures contracts ordinarily are valued at the settlement price as provided by the independent pricing service or, if not available from the independent pricing service, the contract’s settlement price provided by Bloomberg. In the event a price is not available from these two sources, a price will be sought from another pricing service or from a broker-dealer. Certain foreign futures contracts and other derivatives held by a Portfolio may be valued based on the indication of fair value provided by the Portfolio’s third-party pricing service, in accordance with guidelines adopted by the Board.

Precious metals are valued at the last traded spot price for the appropriate metal immediately prior to the close of the regular session of the NYSE.

Foreign currency exchange rates are ordinarily provided by an independent pricing service. The foreign currency exchange transactions of a Portfolio conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal market circumstances differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

Occasionally, events affecting the value of foreign investments and foreign currency exchange rates occur between the time the applicable foreign market closes and the close of the regular session of trading on the NYSE. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined under procedures established by, and under the general supervision and responsibility of, the Board.

When a Portfolio believes a reported market price for a security does not reflect the amount the Portfolio would receive on a current sale of that security, the Portfolio may substitute for the market price a fair-value estimate made according to procedures approved by the Board. A Portfolio may also use these procedures to value certain types of illiquid securities. Fair value pricing generally will be used by a Portfolio if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Portfolio’s NAV is calculated.

A Portfolio may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. A Portfolio that invests a portion of its assets in foreign securities may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Board. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant U.S. or foreign market fluctuation.

The Portfolios have retained a third-party pricing service (the Service) to assist in valuing foreign securities and certain foreign derivatives (collectively, foreign securities) held in the Portfolios’ portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WISC, in accordance with guideless adopted by the Board, believes, at the approved degree of certainty, that the price is not reflective of current market price, WISC may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Board regularly reviews, and WISC regularly monitors and reports to the Board, the Service’s pricing of the Portfolios’ foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event — thus potentially alleviating arbitrage opportunities with respect to Portfolio shares. Another effect of fair valuation is that a Portfolio’s NAV will be subject, in part, to the judgment of the Board or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. It may also affect all shareholders in that if Portfolio assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see “Market Timing Policy” in the Prospectus.

Optional delivery standby commitments are valued at fair value under the general supervision and responsibility of the Board. They are accounted for in the same manner as exchange-listed puts.

Valuation - Ivy Funds VIP Money Market and Money Market Instruments

Ivy Funds VIP Money Market operates under Rule 2a-7, which permits it to value its portfolio securities on the basis of amortized cost, provided it meets certain conditions. The amortized cost method of valuation is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

While the amortized cost method provides some degree of certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Portfolio’s shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio’s shares would be able to obtain a somewhat higher yield than would result from investment in such a fund, and existing investors in the Portfolio’s shares would receive less investment income. The converse would apply in a period of rising interest rates.

Under Rule 2a-7, the Board has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio’s price per share as computed for the purpose of sales and redemptions at $1.00. Those procedures include review of the Portfolio’s holdings by the Board at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Portfolio’s NAV calculated by using available market quotations or an appropriate substitute that reflects current market conditions (market valuation) deviates from the per share value based on amortized cost.

Under Rule 2a-7, if the extent of any deviation between the NAV per share based upon available market valuation and the NAV per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated. When the Board believes that the extent of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, establishing a NAV per share using available market quotations, or suspending redemption of Ivy Funds VIP Money Market’s shares and liquidating the Portfolio.

TAXATION OF THE PORTFOLIOS

General

Shares of the Portfolios are offered only to Participating Insurance Companies’ separate accounts that fund Policies (Separate Accounts). See the applicable Policy prospectus for a discussion of the special taxation of insurance companies with respect to such accounts and of the Policyowners.

Each Portfolio is treated as a separate corporation for Federal tax purposes. Each Portfolio has qualified since its inception for treatment as a RIC (that is, a “regulated investment company” under the Code), and each intends to continue to qualify for that treatment so that it is relieved of Federal income tax on that part of its investment company taxable income (consisting generally of net taxable investment income, the excess of net short-term capital gain over net long-term capital loss, and, for each Portfolio other than Ivy Funds VIP Money Market and the Pathfinder Portfolios, net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. To continue to qualify for treatment as a RIC, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (Distribution Requirement) and must meet several additional requirements. For each Portfolio, these requirements include the following:

(1)	the Portfolio must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures contracts, or forward currency contracts) derived with respect to its business of investing in securities or those currencies and (b) net income from an interest in a QPTP (Income Requirement); and

(2)	at the close of each quarter of the Portfolio’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, government securities, securities of other RICs, and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes) (50% Diversification Requirement), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than government securities or the securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Portfolio controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs (collectively, RIC Diversification Requirements).

A QPTP is defined as a publicly traded partnership (generally, a partnership the interests in which are “traded on an established securities market” or are “readily tradable on a secondary market (or the substantial equivalent thereof)”) other than a partnership at least 90% of the gross income of which consists of dividends, interest and other income that satisfies the Income Requirement (collectively, Qualifying Income).

The gains that a Portfolio derives from investments in options or futures contracts on gold that are made for the purpose of hedging the Portfolio’s investment in securities of companies in the businesses of mining, processing, producing, exploring for, refining, or selling gold generally constitute Qualifying Income. However, direct investments by a Portfolio in precious metals or in options or futures contracts on them made for non-hedging purposes would have adverse tax consequences for the Portfolio and its shareholders if it either (1) derived more than 10% of its gross income in any taxable year from the disposition of such metals, options, and futures contracts and from other non-Qualifying Income or (2) held such metals, options, and futures contracts in such quantities that it failed to satisfy the 50% Diversification Requirement. Each Portfolio that invests in precious metals or in options or futures contracts on them intends to manage or continue to manage its holdings thereof so as to avoid failing to satisfy those requirements for these reasons.

A Portfolio may invest in one or more wholly owned domestic subsidiaries as special purpose entities to hold certain investments that, if held directly by the Portfolio, might not generate Qualifying Income. Any such special purpose entity likely would be subject to U.S. Federal income tax, resulting in a reduced after-tax yield on the investment return of the assets held by it, as compared with a direct investment by the Portfolio in such assets.

Each Portfolio intends to continue to comply for its current and future taxable years with the diversification requirements imposed on the Separate Accounts by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the RIC Diversification Requirements and the diversification requirements imposed on the Portfolios by the 1940 Act, place certain limitations on the assets of each Separate Account — and, because section 817(h) and those regulations treat the assets of each Portfolio as assets of the related Separate Account, of each Portfolio — that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by the safe harbor described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the value of a Separate Account’s total assets may be represented by any one investment, no more than 70% thereof by any two investments, no more than 80% thereof by any three investments, and no more than 90% thereof by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities, and political subdivisions all are considered the same issuer. Furthermore, each Separate Account, instead of treating its investment in a Pathfinder Portfolio as a single investment, will treat a proportionate part of the assets of each Pathfinder Portfolio in which it invests, which it will treat as consisting of a proportionate part of the assets of each Underlying Fund in which that Pathfinder Portfolio invests (so long as the Underlying Fund satisfies the section 817(h) diversification requirements), as its own assets for purposes of determining whether that Separate Account satisfies those requirements. In addition, section 817(h) provides, as a safe harbor, that a Separate Account will be treated as being adequately diversified if the RIC Diversification Requirements are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, government securities, and securities of other RICs. Failure of a Portfolio to satisfy the section 817(h) requirements would result in taxation of the Participating Insurance Companies and treatment of the Policyowners other than as described in the prospectuses for the Policies.

If any Portfolio failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders) and (2) more importantly, each Separate Account invested therein would fail to satisfy the diversification requirements of section 817(h), with the result that the Policies supported by that account would no longer be eligible for tax deferral. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment. However, the RIC Modernization Act of 2010 provides certain saving provisions that will allow a Portfolio to cure a failure (subject to a deductible tax) as long as such failure is due to reasonable cause and not willful neglect.

Pathfinder Portfolios. Each Pathfinder Portfolio invests almost exclusively in shares of Underlying Funds and may also invest in U.S. government securities, commercial paper, and other short-term corporate obligations and money market instruments. Accordingly, a Pathfinder Portfolio’s income will consist of dividends and other distributions it receives from the Underlying Funds in which it invests, net gains it realizes from the disposition of those Underlying Funds’ shares and other securities, and interest it earns. If an Underlying Fund qualifies for tax treatment as a RIC as described above (and each Underlying Fund has done so for each of its past taxable years and intends to continue to do so for its current and future taxable years): (1) dividends paid to a Pathfinder Portfolio from the Underlying Fund’s investment company taxable income will be taxable to the Pathfinder Portfolio as ordinary income to the extent of the Underlying Fund’s earnings and profits and (2) distributions paid to a Pathfinder Portfolio from the Underlying Fund’s net capital gain will be taxable to the Pathfinder Portfolio as long-term capital gain, regardless of how long the Pathfinder Portfolio has held the Underlying Fund’s shares. If a Pathfinder Portfolio qualifies for treatment as a RIC, these tax consequences will have little impact, because, as noted in the Prospectus, each Pathfinder Portfolio intends to distribute substantially all its net investment income and net capital gains each taxable year and thus will pay no Federal income tax on the dividends, other distributions, and gains it receives and realizes.

Taxation of Particular Investments

Because each Pathfinder Portfolio invests substantially all of its assets in shares of Underlying Funds, the following discussion not only refers to the Underlying Funds and other Portfolios but also applies to any direct investments that a Pathfinder Portfolio makes.

Ivy Funds VIP Asset Strategy - Investment in the Subsidiary

Ivy Funds VIP Asset Strategy (in this sub-section, the Portfolio) may invest part of its assets (but not more than 25% of the value of its total assets as of the end of any quarter of its taxable year) in the Subsidiary. The Subsidiary is classified as a corporation for Federal tax purposes. A foreign corporation, such as the Subsidiary, generally is not subject to Federal income taxation except for income that is effectively connected with its conduct of a trade or business within the United States. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code (Safe Harbor) pursuant to which the Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (1) trading in stocks or securities (including contracts to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that are “of a kind customarily dealt in on an organized commodity exchange” if the transaction is of a kind customarily consummated at such place. Thus, the Subsidiary’s commodities and securities trading activities, if any, should not constitute a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the Safe Harbor or if the Subsidiary’s gains were attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiary may be considered to constitute a U.S. trade or business.

A U.S. person who owns (directly, indirectly or constructively) 10% or more of the total combined voting of all classes of stock of a foreign corporation is a “United States shareholder” for purposes of the controlled foreign corporation (CFC) provisions of the Code (commonly referred to as “subpart F”). A foreign corporation is a CFC if, on any day of its taxable year, more than 50% of the voting power or value of its stock is owned (directly, indirectly or constructively) by United States shareholders. Because the Portfolio owns all the stock of the Subsidiary, the Portfolio is a United States shareholder thereof and the Subsidiary is a CFC. As a United States shareholder, the Portfolio is required to include in its gross income for Federal income tax purposes the Subsidiary’s “subpart F income” (defined, in part, below), whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income will be subpart F income. Subpart F income generally includes interest, OID, dividends, net gains from the disposition of securities, receipts with respect to securities loans, and net payments received with respect to futures contracts. The Portfolio’s recognition of the Subsidiary’s subpart F income will increase the Portfolio’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Portfolio will be tax-free to the extent of its previously undistributed subpart F income and correspondingly will reduce the Portfolio’s tax basis in the Subsidiary. Subpart F income generally is treated as ordinary income, regardless of the character of the Subsidiary’s underlying income.

As noted above, to qualify as a RIC the Portfolio must derive at least 90% of its gross income each taxable year from certain specified sources, including “other income (including gains from options, futures contracts or forward currency contracts) derived with respect to its business of investing in securities or foreign currencies” (Other Income). Although gains from the disposition of commodities are not considered Other Income, the IRS has issued numerous private letter rulings (PLRs) since 2006 that a RIC’s inclusion of subpart F income from a wholly owned foreign subsidiary (such as the Subsidiary) is Other Income. A PLR may be cited as precedent, however, only by the taxpayer(s) to whom it is issued. Moreover, in July 2011, the IRS suspended the issuance of further PLRs to RICs seeking commodities exposure through the use of foreign wholly owned subsidiaries (and structured notes); it is understood that the IRS initiated that suspension, which is still in effect as of the date of this SAI, to re-examine the policies underlying the previously issued PLRs. The Portfolio nevertheless has received an opinion of counsel, which is not binding on the IRS or the courts, that income the Portfolio derives from the Subsidiary should constitute Other Income.

There can be no assurance that there will not be changes in tax or other Federal law that might adversely affect the Portfolio’s investment in the Subsidiary. If the IRS were to change its position expressed in the issued PLRs, such that the Portfolio’s income from the Subsidiary was not Other Income, the Portfolio could be unable to qualify as a RIC for one or more taxable years. If the Portfolio failed to so qualify for any taxable year but was eligible to and did cure the failure, it would incur potentially significant additional Federal income tax expense. If, on the other hand, the Portfolio failed to so qualify for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to Federal income tax on its taxable income at corporate rates, with the consequence that its income available for distribution to shareholders would be reduced. More importantly, as noted above, each Separate Account invested in the Portfolio would fail to satisfy the diversification requirements of section 817(h), with the result that the Policies supported by that Account would no longer be eligible for tax deferral. In that event, the Board may authorize a significant change in investment strategy or the Portfolio’s liquidation.

Income from Foreign Securities

Dividends and interest a Portfolio receives, and gains it realizes, on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively, foreign taxes) that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Each Portfolio (other than Ivy Funds VIP Money Market) may invest in the stock of passive foreign investment companies (PFICs). A PFIC is any foreign corporation (with certain exceptions, including, in the case of Ivy Funds VIP Asset Strategy, the Subsidiary) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances that may change from time to time, and the principles and methodology used in determining whether a foreign corporation is a PFIC are subject to interpretation. It is possible that a Portfolio could invest in a foreign corporation that becomes, or is determined to be, a PFIC after the Portfolio makes the investment. Under certain circumstances, a Portfolio will be subject to Federal income tax on a portion of any excess distribution it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively, PFIC income), plus interest thereon, even if the Portfolio distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. To avoid the foregoing tax and interest obligation, a Portfolio might make a “qualifying electing fund” or “mark-to-market” election.

Income from REITs

Certain Portfolios may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (REMICs) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (TMPs) or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interest and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, the U.S. Treasury Department and the Internal Revenue Service (IRS) issued a notice in 2006 (Notice) announcing that, pending the issuance of further guidance, the IRS would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (that is, governmental units and tax-exempt entities that are not subject to tax on their unrelated business taxable income (UBTI)) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest Federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including public charities) constitutes UBTI to them.

A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record shareholders that are” after “its” in clause (4)). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that, (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends. No Portfolio will invest directly in REMIC residual interests or intends to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

FINANCIAL STATEMENTS

The Portfolios’ audited Financial Statements and Financial Highlights, including notes thereto, and the report of the Portfolios’ Independent Registered Public Accounting Firm, Deloitte & Touche LLP, for the fiscal year ended December 31, 2012, are incorporated herein by reference. They are contained in the Portfolios’ Annual Report to Shareholders, dated December 31, 2012, which is available upon request.

Portfolio Holdings Disclosure

Portfolio holdings can be found at www.waddell.com. Alternatively, a complete schedule of portfolio holdings of each Portfolio for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may also be viewed in the following ways:

•	On the SEC’s website at http://www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 202.551.8090.

Information concerning Ivy Funds VIP Money Market’s portfolio holdings is posted at www.waddell.com, five business days after the end of each month and remain posted on the website for at least six months thereafter. In addition, information concerning Ivy Funds VIP Money Market’s portfolio holdings is filed on a monthly basis with the SEC on Form N-MFP.

APPENDIX A

The following are descriptions of some of the ratings of securities in which a Portfolio may invest. WRIMCO may also use ratings provided by other NRSROs in determining the eligibility of securities for the Portfolios.

Description of Bond Ratings

Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P). An S&P corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default — capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

2. Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

A brief description of the applicable S&P rating symbols and their meanings follow:

AAA — Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA — Debt rated AA also qualifies as high-quality debt. Capacity to pay interest and repay principal is very strong, and debt rated AA differs from AAA issues only in a small degree.

A — Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C — Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB — Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B — Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC — Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC — The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C — The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI — The rating CI is reserved for income bonds on which no interest is being paid.

D — Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods. The D rating will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-) — To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR — Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Debt Obligations of issuers outside the United States and its territories are rated on the same basis as U.S. corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as investment grade ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody’s Investors Service, Inc. (Moody’s). A brief description of the applicable Moody’s rating symbols and their meanings follows:

Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol 1 following the rating.

Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description of Preferred Stock Ratings

S&P. An S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

The preferred stock ratings are based on the following considerations:

1. Likelihood of payment — capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation;

2. Nature of, and provisions of, the issue;

3. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA — This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA — A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A — An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB — An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the ‘A’ category.

BB, B, CCC — Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC — The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C — A preferred stock rated C is a non-paying issue.

D — A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

NR — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or minus (-) — To provide more detailed indications of preferred stock quality, the rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Moody’s. Because of the fundamental differences between preferred stocks and bonds, a variation of Moody’s familiar bond rating symbols is used in the quality ranking of preferred stocks. The symbols are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

Note: Moody’s applies numerical modifiers 1, 2 and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Preferred stock rating symbols and their definitions are as follows:

aaa — An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa — An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a — An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa — An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba — An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b — An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa — An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca — An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c — This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description of Commercial Paper Ratings

S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to indicate the relative degree of safety. Issues assigned an A rating (the highest rating) are regarded as having the greatest capacity for timely payment. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. An A-2 rating indicates that capacity for timely payment is satisfactory; however, the relative degree of safety is not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment; however, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for timely payment. A C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default, which occurs when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the designations of Prime 1, Prime 2 and Prime 3, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. Issuers rated Prime 1 have a superior capacity for repayment of short-term promissory obligations and repayment capacity will normally be evidenced by (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime 2 also have a strong capacity for repayment of short-term promissory obligations as will normally be evidenced by many of the characteristics described above for Prime 1 issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation; capitalization characteristics, while still appropriate, may be more affected by external conditions; and ample alternate liquidity is maintained. Issuers rated Prime 3 have an acceptable capacity for repayment of short-term promissory obligations, as will normally be evidenced by many of the characteristics above for Prime 1 issuers, but to a lesser degree. The effect of industry characteristics and market composition may be more pronounced; variability in earnings and profitability may result in changes in the level of debt protection measurements and requirement for relatively high financial leverage; and adequate alternate liquidity is maintained.

Description of Note Ratings

S&P. An S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

— Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).

— Source of Payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note.)

The note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Moody’s. Moody’s Short-Term Loan Ratings — Moody’s ratings for state and municipal short-term obligations will be designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

MIG 1 — This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 — This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4 — This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Description of Short-Term Credit Ratings

Fitch Ratings — National Short-term Credit Ratings:

F1 — Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under Fitch’s national rating scale, this rating is assigned to the best credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the government. Where the credit risk is particularly strong, a + is added to the assigned rating.

F2 — Indicates a satisfactory capacity for timely payment of financial commitments relative other issuers in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3 — Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B — Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C — Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D — Indicates actual or imminent payment default.

Notes to Short-term national rating:

+ or - may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to Short-term national ratings other than F1.

Ratings Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as Positive, indicating a potential upgrade, Negative, for a potential downgrade, or Evolving, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

APPENDIX B

Proxy Voting Policies of the Sub-advisers

ADVANTUS CAPITAL MANAGEMENT, INC.

Summary of Proxy Voting Policies and Procedures

Advantus Capital has adopted policies and procedures relating to the voting of proxies (the “Proxy Voting Policies”) in connection with voting securities held in client accounts, including accounts subadvised by Advantus Capital that are designed to ensure that proxies are voted in the best interests of clients in accordance with Advantus Capital’s fiduciary duties and legal and regulatory requirements. The Proxy Voting Policies do not apply to any client that has explicitly retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party; Advantus Capital takes no responsibility for the voting of any proxies on behalf of any such client.

A copy of the complete Proxy Voting Policies is available to all clients of Advantus Capital upon request, subject to the provision that such Proxy Voting Policies are subject to change at any time without notice.

The role of shareholders in corporate governance is typically limited. A majority of decisions regarding operations of the business of a corporation should be left to management’s discretion. It is Advantus Capital’s policy that the shareholder should become involved with these matters only when management has failed and the corporation’s performance has suffered or to protect the rights of shareholders to take action.

The guiding principle by which Advantus Capital votes on all matters submitted to security holders is the maximization of the ultimate economic value of the securities held by its clients. This involves not only the immediate impact of each proposal but other considerations with respect to the security of the shareholders’ investments over the long term.

It is the general policy of Advantus Capital to vote on all matters presented to security holders in any proxy, but Advantus Capital reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if in the judgment of Advantus Capital, the costs associated with voting such proxy outweigh the benefits to clients or if circumstances make such an abstention or withholding otherwise advisable and in the best interest of clients, in the judgment of Advantus Capital.

Advantus Capital has an Investment Policy Committee, which is responsible for overseeing the Proxy Voting Policies, modifying the Proxy Voting Policies from time to time, and monitoring voting decisions to avoid and resolve any conflicts of interest. The Investment Policy Committee is charged with ensuring that all conflicts of interest are resolved in the best interest of the clients. Conflicts of interest are identified initially by the portfolio managers responsible for voting proxies. If a potential conflict is identified, the portfolio manager works with the compliance department to determine if a conflict is present. Conflicts are reported to the Investment Policy Committee and steps that may be taken include following the established proxy policy, requesting that the client vote securities, delegating the vote to a third party, or disclosing the issue to the client.

For clients whose accounts are managed by Advantus Capital as a subadvisor, Advantus Capital will vote Proxies according to the Advantus Proxy Guidelines. Advantus Capital will endeavor to cast votes for these client portfolios in a manner consistent with the votes cast by Wells Fargo Bank on behalf of those Advantus Capital clients who rely on Wells Fargo Bank to vote their proxies. Advantus Capital will receive the proxy voting information from the client’s custodian, then vote the proxy and return it to the company as directed on the proxy form and finally, if requested by the client, return a copy of each such proxy vote to the client for their record keeping purposes. Wells Fargo Bank employs ISS as its proxy voting agent, responsible for analyzing proxies and recommending a voting position.

The Proxy Voting Policies include proxy voting guidelines that describe generally how proxies will be voted with respect to the issues listed therein. However, these guidelines are just that — guidelines; they are not strict rules that must be obeyed in all cases. Advantus Capital’s Proxy Voting Policies allow it to vote shares contrary to the typical vote indicated by the guidelines if such a vote is in a client’s best interests.

Advantus Capital maintains records of all proxy voting decisions and votes cast to the extent required by applicable law and regulations.

MACKENZIE FINANCIAL CORPORATION

PROXY VOTING POLICY

Purpose

The purpose of the Proxy Voting Policy (the “Policy”) is to ensure that Mackenzie Financial Corporation (“Mackenzie”) votes the securities of companies for which it has proxy voting authority in accordance with its fiduciary duty to act in the best interests of its clients and in a manner most consistent with the long-term economic interest of investors.

Background

Securities legislation requires a registered portfolio manager to establish and enforce written procedures for dealing with clients that conform to prudent business practice and enable the portfolio manager to serve its clients adequately. A registered portfolio manager is required to deal fairly, honestly and in good faith with its clients.

Effective June 1, 2005, National Instrument 81-106 – Investment Fund Continuous Disclosure (“NI 81-106”), Part 10 requires Canadian investment funds that are reporting issuers to establish and maintain proxy voting policies and procedures and to maintain a record of proxies received by an investment fund. NI 81-106 also requires that Canadian investment funds publicly disclose their complete proxy voting policies and procedures, a summary of their proxy voting policies and procedures and their proxy voting records.

Scope

This Policy applies to all proxy voting activity by the investment funds (“Funds”) and separately managed accounts advised by Mackenzie (collectively the “Accounts”).

This Policy is designed to be responsive to the wide range of subjects that can have a significant effect on the investment value of the securities held in the Accounts. This Policy is not exhaustive and an internal advising representative or associate advising representative (“Manager”) of the Accounts may depart from this Policy if he or she believes that it is in the best economic interest of the Accounts.

Policy

1.	Voting Authority

(a)	The Manager has the authority to vote proxies under the management agreements for the Accounts. As a result, there may be circumstances where the vote cast for the same security by different Managers may differ.

(b)	Separately managed account clients advised by Mackenzie may, at their discretion, retain proxy voting authority relative to the securities held in their portfolio(s).

(c)	The Manager shall not delegate proxy voting decision-making to third parties.

(d)	Sub-advisors to the Accounts shall have the authority to make all voting decisions concerning the securities held in the Accounts they sub-advise on a fully discretionary basis in accordance with the applicable sub-advisory agreement. Sub-advisors should have in place their own proxy voting policies and guidelines as part of their own investment management processes. Mackenzie will obtain and retain copies of such policies. Mackenzie will also obtain, at least annually, a record of the voting activities of sub advisors with respect to the sub-advised Accounts.

2.	Voting Practices

The Manager shall take reasonable steps to vote all proxies received from the Fund Services Department. A Manager may refrain from voting where administrative or other procedures result in the costs of voting outweighing the benefits, including circumstances where:

(a)	Voting securities are part of a securities lending program and the Manager is unable to vote securities that are out on loan.

(b)	A meeting notice is delivered close to the meeting date and the Manager has insufficient time to process the vote.

(c)	The Manager sells shares prior to a company’s meeting date and decides not to vote those shares.

(d)	Voting securities have been blocked from trading in order to be tendered for voting purposes and the Manager believes that preserving the ability to trade the security is in the best interest of investors.

A Manager may abstain or otherwise withhold his or her vote if, in the Manager’s opinion, such abstention or withholding is in the best interests of investors.

The Manager shall not be restricted from trading in a security due to an upcoming shareholder meeting.

3.	Fund of Fund Voting - Unitholder Vote

(a)	A Manager may vote the securities of an underlying fund owned by an Investment Fund (“Top Fund”) when the underlying fund is not managed by Mackenzie.

(b)	A Manager will not vote the securities of the underlying fund if an underlying fund is managed by Mackenzie or one of its associates or affiliates, but will decide if it is in the best interests of the Top Fund investors to vote on the matter individually. Generally, for routine matters, the Manager will decide that it is not in the best interests of the Top Fund investors to vote individually. Should the Manager decide that it is in the best interests of the Top Fund investors to vote, then Mackenzie (on the Manager’s behalf) will request each Top Fund investor to provide instructions on how to vote that investor’s proportionate share of the underlying fund securities owned by the Top Fund and will vote accordingly. The Manager will only vote the proportion of the underlying fund securities for which Mackenzie has received instructions.

4.	Disclosing Proxy Voting Information

In accordance with any applicable Code of Business Conduct and Ethics or otherwise, employees of Mackenzie, including Managers, shall not respond to third-party requests for information or otherwise comment on how a Manager has or will vote individual proxies. Any third-party requests for information shall be referred to the Company’s Senior Vice-President, General Counsel or his/her designee (“General Counsel”), or Chief Investment Officer (“CIO”).

5.	Voting Guidelines

Below is a statement of principles that generally describe how Mackenzie, as investment advisor, may vote on some commonly raised or potentially contentious issues. This is not a complete list of guidelines, but the principles that they are based on would apply to other circumstances as they arise. The primary principles underlying these guidelines are that a Manager will exercise his or her discretion to vote in a manner that he or she considers is in the best interests of the Accounts.

5.1	BOARDS OF DIRECTORS

Mackenzie generally votes in favour of recommendations that support:

•	A majority of Board members being independent from management.

•	The Chair of the Board being separate from the office of the Chief Executive Officer or board and management duties, are otherwise separated.

•	Boards having an audit committee, nominating committee or compensation committee composed of directors who are independent from management.

•	All Board members having the same term of office rather than staggered terms.

Notwithstanding the above, a Manager may decide to support a proposal that does not comply with the above recommendations provided that the corporate performance or governance of the issuer over a reasonable period of time is not considered by the Manager to be unsatisfactory.

5.2	STOCK OPTION PLANS AND OTHER EXECUTIVE COMPENSATION

Mackenzie believes that company management and the compensation committee of the Board of Directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered. All forms of executive compensation are reviewed on a case-by-case basis. The following are general guidelines:

OPTIONS

•	Price – Options with a strike price of less than 100% of the fair market value of the underlying common shares at the time of the grant will generally not be supported.

•	Repricing – The repricing of options will generally not be supported.

•

Dilution – Total option plan potential dilution should generally be no more than 10% of the issued and outstanding shares. Total options include shares reserved for previously granted but unexercised options and shares currently available for new option grants.

•	Board Discretion – Plans that give the board broad discretion in setting the terms of the grant of options will generally not be supported. A shareholder-approved formula for options is preferable.

•

Director Eligibility – Options for non-employee directors are acceptable under clearly defined and reasonable terms that permit option compensation commensurate with the duties and liabilities undertaken by the directors. The plan should generally have a specific and objective formula for the award of director options.

•	Concentration – Plans that authorize allocation of 20% or more of the available options to any individual in any single year will generally not be supported.

•

Vesting Schedule – Preferably, options will be tied to the achievement of annual corporate objectives. Options should generally not vest immediately when granted, but over a given number of years (5 to 10 years is a preferred duration).

GOLDEN PARACHUTES — All severance compensation agreements will be reviewed on a case-by-case basis. Golden parachutes deemed excessive will generally not be supported.

DIRECTOR COMPENSATION — Compensation packages should encourage all directors to become shareholders, so as to align their interests with those of the shareholders. Plans that call for a certain percentage of director’s compensation to be in the form of common shares will be generally supported.

5.3	SHAREHOLDER RIGHTS PLANS

Mackenzie believes that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. Mackenzie will generally oppose proposals, regardless of whether they are advanced by management or shareholders, of which the purpose or effect is to entrench management or dilute shareholder ownership. Conversely, Mackenzie will support proposals that would restrict or otherwise eliminate anti-takeover measures that have already been adopted by companies. Mackenzie will generally support shareholder rights plans with the following features:

•

The plan is designed to provide the company’s Board of Directors with sufficient time to undertake a fair and complete shareholder value maximization process and does not merely seek to entrench management or deter a public bidding process for the company’s shares.

•	The plan allows for partial bids. Partial bids to all shareholders with identical consideration are preferred.

•	If implemented without prior shareholder approval, the plan expires no later than six months from its introduction, unless earlier confirmed by shareholders.

•	The plan will require prior shareholder approval of substantive amendments.

•	The plan provides that the minimum bid period is not longer than 60 days.

•	The plan requires regular shareholder ratification ideally every three, but not less than every six years.

•	The plan places a modest limit on the granting of any “break fees”.

•	The plan has a trigger threshold of at least 10%.

5.4	SHAREHOLDER PROPOSALS

Mackenzie will evaluate shareholder proposals on a case-by-case basis. All proposals on financial matters will be given consideration. Generally, proposals that seek to limit the rights of shareholders or that place arbitrary or artificial constraints on the company, its board of directors or management will not be supported.

5.5	SOCIAL/POLITICAL ISSUES

Mackenzie, in its role as fiduciary, puts the economic interests of investors ahead of any non-financial matters. Proposals relating to social, political and environmental issues will be considered on a case-by-case basis to determine whether they will have a financial impact on shareholder value. Mackenzie will generally not support proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. Mackenzie will generally vote for proposals that encourage responsible policies and practices, such as disclosure of risks arising from, and assessments of the impact of, social, environmental and ethical issues and fair human rights and labour practices. Mackenzie gives the Manager discretion with regard to social, environmental and ethical issues.

5.6	CREDITOR VOTING

Mackenzie will, from time to time, be required to participate in voting situations where it is voting as a creditor. The overriding consideration in these situations will be to maximize the recoverability of the claim.

6.	Proxy Voting Conflicts of Interest

Circumstances may occur where a Manager may have a potential conflict of interest relative to its proxy voting activities. Potential conflicts of interest could include business relationships with an issuer or a proponent of a proxy proposal, or a Manager’s personal or familial relationships with proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships.

Proxy Voting Conflict of Interest Procedures

The Manager and all other parties involved in the administration of the Accounts are required to bring all potential proxy voting conflicts of interest to the attention of the Company’s CIO and either the General Counsel, or the Chief Compliance Officer (“CCO”). Should the CIO and either the General Counsel or CCO conclude that a proxy voting conflict exists, the CCO shall be responsible for documenting the nature of the proxy voting conflict, the individual subject to the proxy voting conflict and the name of the issuer company. The CCO shall inform the Fund Services Department that a proxy voting conflict exists and provide them with the name of the issuer company.

The Fund Services Department shall maintain a proxy voting watch list (“Watch List”) that records the names of issuer companies that may be in a proxy voting conflict. The Fund Services Department shall immediately notify the CIO and either the General Counsel or CCO of any meeting circulars and proxies received from an issuer on the Watch List. The CIO and either the General Counsel or CCO shall discuss the voting matter(s) with the Manager and ensure that the proxy voting decision is based on the Company’s proxy voting policies and is in the best interests of the Accounts.

All voting decisions made under this section shall be documented by and filed with the Fund Services Department. On an annual basis, the CCO shall advise the Independent Review Committee of any reported proxy voting conflicts of interest in respect of the Funds, identify the applicable Manager and the nature of the proxy voting conflict, and provide the details of any votes cast where such proxy voting conflict exists.

7.	Proxy Voting Disclosure

The Fund Services Department and the Legal Department shall maintain responsibility for ensuring that Mackenzie complies with the proxy voting disclosures required under NI 81-106, Part 10.4 Preparation and Availability of Proxy Voting Record which states:

(a)	An investment fund must prepare a proxy voting record on an annual basis for the period ending June 30 of each year;

(b)	An investment fund that has a website must post the proxy voting record to the website no later than August 31 of each year; and

(c)	An investment fund must promptly send the most recent copy of the investment fund’s proxy voting policies and procedures and proxy voting record, without charge, to any securityholder upon a request made by the securityholder after August 31.

Compliance Reporting

The Compliance Department shall provide reporting to relevant senior managers at least monthly, and to the Management Fund Oversight Committee and the Fund Oversight Committee of the Mackenzie Board of Directors (the “Fund Oversight Committee”) at least quarterly. In addition, exceptions to the Policy which involve a conflict of interest shall be reported to the Independent Review Committee.

Policy Review

The Compliance Department shall coordinate a review of the Policy each calendar year and submit the Policy for approval to the Fund Oversight Committee. Upon approval of the Policy, the Fund Oversight Committee shall submit the Policy to the Independent Review Committee for consideration as a standing instruction.

WALL STREET ASSOCIATES, LLC

Proxy Voting Policy

Wall Street Associates, LLC (“WSA”) recognizes that it is a fiduciary that owes its clients the duty of care and loyalty with respect to all services it provides to clients, including proxy voting. The duty of care requires an adviser with proxy voting authority to monitor corporate events and to vote the proxies. The duty of loyalty requires an adviser to cast proxy votes in a manner consistent with the best interest of its clients, at no time subrogating client interests to its own. At the request of plan sponsors, WSA shall vote stock held by such plans according to the following policy:

1.	WSA votes proxies with respect to economic issues. Under the Employee Retirement Security Act of 1974, a Trustee has a fiduciary responsibility to vote Plan Stock on issues presented to stockholders whenever it is perceived the outcome of the vote may have an impact on the economic value of the stock (economic issues). Accordingly, WSA shall vote all proxies received from the Trustee with respect to shares on economic issues. Examples of matters which may be economic issues are listed below:

a.	Directors’ liability

b.	Classification of the Board of Directors

c.	Cumulative voting

d.	Stock repurchases by the issuer

e.	Poison-pill plans

f.	Fair-price amendments

g.	Authorization of a new class of stock

h.	Increase in authorized shares of an existing class of stock

i.	Pre-emptive rights

j.	Democratization of stockholder voting procedures (for example, secret voting and stock holder access to proxy statements)

k.	Political measures (for example, divestiture of investments in certain countries or other companies)

l.	Sales of corporate assets, mergers or other forms of corporate sales or takeovers

m.	Super-majority requirements

n.	Proxy fights re-election of directors

o.	Anti-greenmail proposals

WSA shall examine all proxy statements received in order to identify any of the above issues or other issues.

2.	WSA follows Proxy Voting Procedures. The proxy voting procedures below explain the role of WSA’s Proxy Voting Committee, Proxy Voting Chairman, Proxy Coordinator, Proxy Voting Service, as well as how the process will work when a proxy question needs to be handled on a case-by-case basis.

a.	Proxy Voting Committee and Chairman. WSA’s Proxy Voting Committee, which is made up of members of the investment team and led by the Proxy Voting Chairman, oversees the proxy voting process. The Committee monitors corporate actions, and reviews and recommends guidelines governing proxy votes, including how votes are cast on specific proposals and which matters are to be considered on a case-by-case basis. The Chairman is responsible for the oversight and execution of WSA’s Proxy Voting Procedures.

b.

Proxy Coordinator. The Proxy Coordinator, appointed by the Proxy Voting Committee, assists in the coordination and voting of proxies. The Proxy Coordinator deals directly with the Proxy Voting Service and, on a case-by-case basis, will solicit voting recommendations and instructions from the Proxy Voting Committee should proxy questions be referred by the Proxy Voting Service. The Proxy Coordinator is responsible for ensuring that such questions and referrals are responded to in a timely fashion for transmitting appropriate voting instructions to the proxy voting service.

c.	Proxy Voting Service. WSA has engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with custodians to ensure that all proxy material received by the custodians relating to portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all the proxies in accordance with WSA’s Proxy Voting Guidelines. The proxy voting service will refer proxy questions to the Proxy Coordinator for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Coordinator’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The proxy voting service also assists in disclosing to Clients how proxy votes were cast. Clients may request and obtain a record of proxy votes cast on their behalf. Proxy Voting reports, when requested, are generally delivered in conjunction with client quarterly reports.

d.	Proxy Votes are made on a Case-by-Case Basis. In voting shares on economic issues, WSA shall make voting decisions on a case-by-case basis. Shares shall not be automatically voted either for or against management on a particular economic issue but shall be voted based on an analysis of the impact of the vote on the economic value of the shares and solely in the interest of the plan’s participants and beneficiaries. WSA shall not subordinate the interests of plan participants and beneficiaries in their retirement income to unrelated objectives, even if it is believed such objective to be socially desirable.

Conflicts of Interest. WSA has developed procedures designed to ensure it carries out its duty of care in voting proxies in the Client’s best interest. To ensure proxy votes are not the product of a conflict of interest, votes will generally be made in accordance with WSA’s Proxy Voting Guidelines on a case-by-case basis. Although the Proxy Voting Service provides proxy vote recommendations, WSA generally does not base its votes on its recommendations. WSA primarily utilizes Broadridge’s administrative assistance services in the proxy voting process.

How Conflicts of Interest May Arise

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, from:

•	business or personal relationships between WSA employees or the Proxy Voting Service and the company soliciting the proxy;

•	business or personal relationships between WSA employees or the Proxy Voting Service and a third party that has a material interest in the outcome of a proxy vote; and,

•	a third party actively lobbying WSA employees or the Proxy Voting Service for a particular outcome of a proxy vote.

Preventing and Correcting Conflicts of Interest

Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular proxy vote or referral item shall disclose that conflict to the Proxy Voting Chairman and the Compliance Officer and otherwise remove him or herself from the proxy voting process. In such cases, the Proxy Voting Chairman and Compliance Officer will review each item to determine if a conflict of interest exists and whether such conflict is “material.” In this context, “material” conflicts may be instances where:

(1)	there may be an interest in maintaining or developing business with a particular issuer whose management is soliciting proxies;

(2)	there may be a business relationship with a proponent of a proxy proposal;

(3)	there exists personal and business relationships with participants in a proxy contest, corporate directors or director candidates; and

(4)	there may be a personal interest in the outcome of a proxy contest (e.g., relative serves as director).

If a conflict is potentially material, the Proxy Voting Chairman and Compliance Officer will engage in an intensive internal and/or external (if necessary) fact gathering exercise. After assessing the circumstances surrounding an identified and potentially material conflict, the Proxy Voting Chairman and Compliance Officer may take one or more of the following actions:

•	follow the prescribed Proxy Voting Policy and Guidelines;

•	split the votes;

•	delegate the decision to a third party;

•	have the Client vote its own proxy, in cases where the Client has entered into an agreement to do so in the event of an actual material conflict.

The Proxy Voting Chairman and Compliance Officer will document and provide to the Proxy Coordinator their findings for each proxy vote or referral item that (1) describes the conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside WSA (other than routine communications from proxy solicitors) with respect to the proxy vote or referral item not otherwise reported in an investment professional’s recommendation. Written confirmation will be made that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

Considerations Regarding Potential Conflicts of Interest of the Proxy Voting Service

WSA has engaged the services of a Proxy Voting Service (Broadridge) to assist in the voting of proxies. Broadridge is currently engaged to provide assistance in the voting of proxies. To the extent applicable, Broadridge votes all proxies in accordance with WSA’s Proxy Voting Guidelines.

WSA utilizes Broadridge’s turnkey service that allows WSA to control the voting policy and actual voting decisions, while outsourcing the administrative portions of the proxy process. Broadridge receives proxy ballots, executes votes, maintains records and provides reporting for WSA. Broadridge does not provide voting recommendations. Instead, users of Broadridge’s proxy voting service can receive voting recommendations issued by Glass Lewis & Co. While WSA can view standard voting recommendations, proxy vote decisions are not made as a result of Glass Lewis & Co’s recommendations, but are instead made in accordance with WSA’s Proxy Voting Guidelines and on a case-by-case basis.

Although WSA does not base its proxy vote decisions on the recommendations of Broadridge/Glass Lewis & Co, such recommendations are still offered to WSA. WSA realizes that because of the nature Broadridge/Glass Lewis & Co’s business, there is the potential that conflicts of interest pertaining to proxy vote recommendations may exist. To neutralize potential conflicts, both Broadridge and Glass Lewis & Co. have adopted a number of policies and practices to guard against possible conflicts of interest:

•	Broadridge does not generate, produce, or issue voting recommendations. It thereby remains neutral to the voting process and is thereby absent of conflicts of interest.

•

Glass Lewis does not offer consulting services to public corporations or directors. They are not in the business of advising public companies on their governance structures or conduct, and do not use their position as trusted advisor to institutional investors to win consulting mandates with issuers. In certain instances, Glass Lewis may provide its regularly-published research services to investment managers that may be affiliated with publicly-held companies. In such cases, however, Glass Lewis discloses any such relationship on the relevant research report. Moreover, Glass Lewis makes its research reports generally available post-publication.

•

Glass Lewis takes precautions to ensure its research is objective at all times and under all circumstances. As an indirect wholly-owned subsidiary of Ontario Teachers’ Pension Plan Board (“OTPP”), Glass Lewis maintains its independence from OTPP by excluding OTPP from any involvement in the making of Glass Lewis’ proxy voting policies and vote recommendations; the proxy voting and related corporate governance policies of Glass Lewis are separate from OTPP. Moreover, OTPP is not involved in the day-to-day management of Glass Lewis. Glass Lewis operates as an independent company separate from OTPP.

•

As part of Glass Lewis’ continued commitment to its customers, Glass Lewis has an independent Research Advisory Council (“Council”). The Council ensures that Glass Lewis’ research consistently meets the quality standards, objectivity and independence criteria set by Glass Lewis’ research team leaders.

•

Further, Glass Lewis maintains additional conflict avoidance safeguards to mitigate potential conflicts such as when: (i) an employee of Glass Lewis or any of its subsidiaries, a member of the Council, or a member of Glass Lewis’ Strategic Committee serves as an executive or director of a public company; (ii) an investment manager customer is a public company or a division of a public company; and (iii) a Glass Lewis customer submits a shareholder proposal or is a dissident shareholder in a proxy contest.

3.

WSA makes independent voting decisions. In voting shares on economic issues, voting decisions are made independently of directions given or threats of loss of business expressed or implied by an opponent or proponent of an economic issue, including the issuer of shares, plan sponsors, any other fiduciaries of the plan, or their respective agents. WSA may allow such persons to express opinions with regard to economic issues but shall not reach a voting decision as a result of any improper pressure or directions.

WSA shall monitor information on the economic effect of proposals which are frequently submitted to stockholder votes so as: to have the necessary background to evaluate in a timely fashion the economic merits of particular proposals, to vote consistently on recurring proposals, absent unique economic effects and to be able to record clearly the reasons for taking the action chosen. Although WSA will ordinarily vote consistently on recurring proposals, the case-by-case analysis required by this policy may require a vote which is inconsistent with prior votes on similar proposals.

4.	Recordkeeping Requirements. WSA relies on the EDGAR system to maintain proxy statements regarding client securities, and utilizes an independent third party to record proxy votes cast and to provide copies of such documents promptly on request. Also, the following records shall be maintained for a minimum of five years, the first two years in the office of WSA:

a.	WSA’s updated Proxy Voting Policy;

b.	Records of client requests for proxy voting information;

c.	Copies of written responses to oral or written client requests for proxy voting information; and,

d.	Documents prepared by WSA material to the voting decision.

5.	ERISA Considerations. WSA shall not undertake on behalf of ERISA plans initiatives to place proposals before an issuer’s stockholders unless such initiatives are judged to be in the interest of the plan participants and beneficiaries, to be cost beneficial, and to be otherwise consistent with ERISA.

6.	Tender Offers. The policies set forth above shall be applied when WSA is called upon to decide whether to tender issues in a tender offer, including an issuer tender offer.

VIPSAI (04-13)

REGISTRATION STATEMENT

PART C:    OTHER INFORMATION

23:    Exhibits:

(a)	Articles of Incorporation:

	(a)(1)	Trust Instrument for Ivy Funds Variable Insurance Portfolios dated January 15, 2009, filed with Post-Effective Amendment No. 47, and incorporated herein by reference.

	(a)(2)	Schedule A to the Trust Instrument for Ivy Funds Variable Insurance Portfolios as amended and effective August 11, 2010, filed with this Post-Effective Amendment No. 58.

(b)	Bylaws:

	(b)(1)	By-laws for Ivy Funds Variable Insurance Portfolios dated January 15, 2009, filed with Post-Effective Amendment No. 47, and incorporated herein by reference.

(c)	Instruments Defining the Rights of Security Holders:

Articles IV, V, VI, and IX of the Trust Instrument and Articles II and VII of the Bylaws each define the rights of shareholders.

(d)	Investment Advisory Contracts:

	(d)(1)	Investment Management Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Investment Management Company on behalf of each of the Funds in the Trust, dated April 10, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(d)(2)	Investment Management Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Investment Management Company on behalf of each of the Subadvised Funds in the Trust, dated April 10, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(d)(3)	Investment Subadvisory Agreement between Waddell & Reed Investment Management Company and Advantus Capital Management, Inc., effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(d)(4)	Investment Subadvisory Agreement between Waddell & Reed Investment Management Company and Mackenzie Financial Corporation, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(d)(5)	Investment Subadvisory Agreement between Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(d)(6)	Investment Subadvisory Agreement between Waddell & Reed Investment Management Company and Templeton Investment Counsel, LLC, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(d)(7)	Investment Subadvisory Agreement between Waddell & Reed Investment Management Company and Wall Street Associates, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(d)(8)	Amendment to Investment Subadvisory Agreement between Waddell & Reed Investment Management Company and Advantus Capital Management, Inc., effective May 20, 2009, filed with Post-Effective Amendment No. 50, and incorporated herein by reference.

	(d)(9)	Appendix A and Appendix B to the Investment Management Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Investment Management Company on behalf of each series of the Trust listed in Appendix A, as amended April 1, 2010, filed with Post-Effective Amendment No. 51, and incorporated herein by reference.

	(d)(10)	Appendix A and Appendix B to the Investment Management Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Investment Management Company on behalf of each series of the Trust listed in Appendix A, as amended August 11, 2010, filed with Post-Effective Amendment No. 53, and incorporated herein by reference.

	(d)(11)	Investment Management Fee Reduction Agreement between Waddell & Reed Investment Management Company and Ivy Funds Variable Insurance Portfolios on behalf of its series Ivy Funds VIP Real Estate Securities, effective December 3, 2012, filed this with Post-Effective Amendment No. 58.

	(d)(12)	Investment Management Fee Reduction Agreement between Waddell & Reed Investment Management Company and Advantus Capital Management, Inc. regarding Ivy Funds VIP Real Estate Securities, effective December 3, 2012, filed this with Post-Effective Amendment No. 58.

	(d)(13)	Commodity Exchange Act Agreement between Waddell & Reed Investment Management Company and Advantus Capital Management, Inc., dated February 20, 2013 and effective April 1, 2013, filed this with Post-Effective Amendment No. 58.

	(d)(14)	Commodity Exchange Act Agreement between Waddell & Reed Investment Management Company and Mackenzie Financial Corporation, dated February 20, 2013 and effective April 1, 2013, filed this with Post-Effective Amendment No. 58.

	(d)(15)	Commodity Exchange Act Agreement between Waddell & Reed Investment Management Company and Wall Street Associates, LLC, dated February 20, 2013 and effective April 1, 2013, filed this with Post-Effective Amendment No. 58.

(e)	Underwriting Contracts:

Distribution Contract between TMK/United Funds, Inc. and United Investors Life Insurance Company, dated April 4, 1997, filed by EDGAR on March 1, 2001 as EX-99.B(e)tmkdist to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Agreement Amending Distribution Contract, dated March 3, 1998, reflecting termination of the agreement as of December 31, 1998 filed by EDGAR on March 1, 2001 as EX-99.B(e)tmkterm1 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Agreement Amending Distribution Contract, effective December 31, 1998, to rescind the provision to terminate the agreement filed by EDGAR on March 1, 2001 as EX-99.B(e)amnddist to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Letter Agreement, dated July 8, 1999, filed by EDGAR on March 1, 2001 as EX-99.B(e)amendpua to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Limited Selling Agreement, dated May 16, 2001, filed by EDGAR on April 29, 2002 as EX-99.B(e)tgtuilicsel to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A*

Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(e)tgtnwpart to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Amendment 1, effective November 5, 2003, to the Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on April 29, 2008 as EX-99.B(e)nwpartamend1 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Amendment 2, dated December 11, 2007, to the Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on April 29, 2008 as EX-99.B(e)nwpartamend2 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Amendment 3, effective February 14, 2008, to the Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on April 29, 2008 as EX-99.B(e)nwpartamend3 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Fund Participation Agreement with Minnesota Life Insurance Company, dated September 19, 2003, filed by EDGAR September 19, 2003 as EX-99.B(e)tgtmlipart to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A*

Amendment 1, effective April 29, 2005, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated September 19, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl1partamend1 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Amendment 2, dated July 1, 2007, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated September 19, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl1partamend2 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Fund Participation Agreement with Minnesota Life Insurance Company, dated December 12, 2003, filed by EDGAR on April 28, 2005 as EX-99.B(e)tgtmlipart2 to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A*

Amendment 1, dated June 4, 2004, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated December 12, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl2partamend1 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Amendment 2, effective April 29, 2005, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated December 12, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl2partamend2 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Amendment 3, dated July 1, 2007, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated December 12, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl2partamend3 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Amendment 4, dated March 1, 2008, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated December 12, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl2partamend4 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Fund Participation Agreement with Northstar Life Insurance Company, dated April 30, 2004, filed by EDGAR on April 28, 2005 as EX-99.B(e)tgtnstrpart to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A*

	(e)(1)	Participation Agreement with The Union Central Life Insurance Company, dated November 3, 2008, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(e)(2)	Participation Agreement with The Ohio National Life Insurance Company, dated September 22, 2008, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(e)(3)	Participation Agreement with National Security Life and Annuity Company, dated September 22, 2008, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(e)(4)	Trademark License Agreement by and among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, dated April 15, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(e)(5)	Underwriting Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., dated April 15, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(e)(6)	Schedule A to the Underwriting Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., as amended April 1, 2010, filed with Post-Effective Amendment No. 51, and incorporated herein by reference.

	(e)(7)	Form of Participation Agreement, filed with Post-Effective Amendment No. 52, and incorporated herein by reference.

	(e)(8)	Schedule A to the Underwriting Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., as amended August 11, 2010, filed with Post-Effective Amendment No. 53, and incorporated herein by reference.

	(e)(9)	Underwriting Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., dated April 15, 2009, as amended May 22, 2012, filed with this Post-Effective Amendment No. 58.

(f)	Bonus or Profit Sharing Contracts: Not applicable

(g)	Custodian Agreements:

Custodian Agreement for W&R Target Funds, Inc. on behalf of each of its Portfolios, filed by EDGAR on September 5, 2003 as EX-99.B(g)tgtca to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A*

Appendix B to the Custodian Agreement, amended to include Global Natural Resources Portfolio and Mid Cap Growth Portfolio, filed by EDGAR on March 2, 2005 as EX-99.B(g)tgtcaexb to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A*

Appendix B to the Custodian Agreement, amended November 9, 2005 to include Energy Portfolio, filed by EDGAR on April 3, 2006 as EX-99.B(g)tgtcaexb2 to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A*

Appendix B to the Custodian Agreement, amended November 28, 2007 to include Pathfinder Aggressive Portfolio, Pathfinder Moderately Aggressive Portfolio, Pathfinder Moderate Portfolio, Pathfinder Moderately Conservative Portfolio and Pathfinder Conservative Portfolio, filed by EDGAR on December 28, 2007 as EX-99.B(g)tgtcaexb3 to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A*

The Custodian Agreements and revised Appendix A for each of the predecessor funds of which the series of the Registrant are the successor are substantially identical to the Custodian Agreement that is incorporated by reference.

	(g)(1)	Assignment of the Custodian Agreements for the Registrant and for each of the predecessor funds to which a series of the Registrant is the successor, dated April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(g)(3)	Schedule A to the Assignment and Amendment of Custodian Agreements for the Registrant and for each of the predecessor funds to which a series of the Registrant is the successor, as amended April 1, 2010, filed with Post-Effective Amendment No. 51, and incorporated herein by reference.

	(g)(5)	Schedule A to the Assignment and Amendment of Custodian Agreements for the Registrant and for each of the predecessor funds to which a series of the Registrant is the successor, as amended August 11, 2010, filed with Post-Effective Amendment No. 53, and incorporated herein by reference.

	(g)(7)	Custody Agreement between Ivy Funds Variable Insurance Portfolios, on behalf of each of the funds listed on Schedule I, and The Bank of New York Mellon, dated March 9, 2012, filed with this Post-Effective Amendment No. 58.

	(g)(8)	Schedule I to the Custody Agreement between Ivy Funds Variable Insurance Portfolios, on behalf of each of the funds listed on Schedule I, and The Bank of New York Mellon, as amended April 17, 2013, filed with this Post-Effective Amendment No. 58.

	(g)(9)	Foreign Custody Manager Agreement between Ivy Funds Variable Insurance Portfolios, on behalf of each of its series on Annex I, and The Bank of New York Mellon, dated March 9, 2012, filed with this Post-Effective Amendment No. 58.

Rule 17f-5 Delegation Agreement for W&R Target Funds, Inc. on behalf of each of its Portfolios, filed by EDGAR on March 2, 2005 as EX-99.B(g)mcgpcadel to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A*

The Rule 17f-5 Delegation Agreements for each for each of the predecessor funds of which the series of the Registrant are the successor are substantially identical to the Rule 17f-5 Delegation Agreement that is incorporated by Reference.

	(g)(2)	Assignment of Rule 17f-5 Delegation Agreements for the Registrant and for each of the predecessor funds to which a series of the Registrant is the successor, dated April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(g)(4)	Schedule A to the Assignment and Amendment of Rule 17f-5 Delegation Agreements for the Registrant and for each of the predecessor funds to which a series of the Registrant is the successor, as amended April 1, 2010, filed with Post-Effective Amendment No. 51, and incorporated herein by reference.

	(g)(6)	Schedule A to the Assignment and Amendment of Rule 17f-5 Delegation Agreements for the Registrant and for each of the predecessor funds to which a series of the Registrant is the successor, as amended August 11, 2010, filed with Post-Effective Amendment No. 56, and incorporated herein by reference.

(h)	Other Material Contracts:

	(h)(1)	Transfer Agency Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, dated April 15, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(h)(2)	Accounting Services Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(h)(3)	Exhibit B to the Transfer Agency Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, as amended May 31, 2009, filed with Post-Effective Amendment No. 51, and incorporated herein by reference.

	(h)(4)	Appendix A to the Transfer Agency Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, as amended April 1, 2010, filed with Post-Effective Amendment No. 51, and incorporated herein by reference.

	(h)(5)	Appendix A to the Accounting Services Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, as amended April 1, 2010, filed with Post-Effective Amendment No. 51, and incorporated herein by reference.

	(h)(6)	Exhibit B to the Transfer Agency Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, as effective May 31, 2010, filed with Post-Effective Amendment No. 53, and incorporated herein by reference.

	(h)(7)	Appendix A to the Transfer Agency Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, as amended August 11, 2010, filed with Post-Effective Amendment No. 53, and incorporated herein by reference.

	(h)(8)	Appendix A to the Accounting Services Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, as amended August 11, 2010, filed with Post-Effective Amendment No. 53, and incorporated herein by reference.

	(h)(9)	Expense Reimbursement Agreement between Waddell & Reed, Inc., Waddell & Reed Services Company and Ivy Funds Variable Insurance Portfolios, on behalf of its series Ivy Funds VIP Limited-Term Bond, dated August 11, 2010, filed with Post-Effective Amendment No. 53, and incorporated herein by reference.

	(h)(10)	Exhibit B to the Transfer Agency Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, as effective May 31, 2011, filed with Post-Effective Amendment No. 56, and incorporated herein by reference.

(i)	Opinion and Consent of Counsel filed with this Post-Effective Amendment No. 58.

(j)	Consent of Independent Registered Public Accounting Firm filed with this Post-Effective Amendment No. 58.

(k)	Omitted Financial Statements: Not applicable

(l)	Initial Capital Agreements:

Agreement between United Investors Life Insurance Company and Income Portfolio filed April 21, 1992 as Exhibit No. 13 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A*

Agreement between United Investors Life Insurance Company and International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio filed February 15, 1995 as EX-99.B13-tmkuil to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A*

Agreement between United Investors Life Insurance Company and Asset Strategy Portfolio filed October 3, 1995 as EX-99.B13-tmkuilasp to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A*

Agreement between United Investors Life Insurance Company and Science and Technology Portfolio filed October 31, 1996 as EX-B.13-tmkuilst to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A*

(m)	Rule 12b-1 Plans

	(m)(1)	Service Plan for Ivy Funds Variable Insurance Portfolios, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

(n)	Rule 18f-3 Plans: Not applicable

(p)	Codes of Ethics

Code of Ethics, as amended August 2007, filed by EDGAR on December 28, 2007 as EX-99.B(p)code to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A*

Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed by EDGAR on November 19, 2003 as EX-99.B(p)code-so to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A*

	(p)(1)	Code of Ethics for Advantus Capital Management, Inc., dated January 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(p)(2)	Code of Ethics for Mackenzie Financial Corporation, dated October 2008, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(p)(3)	Code of Ethics for Franklin Templeton Investments, dated May 2008, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(p)(4)	Code of Ethics for Wall Street Associates, dated December 2008, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(p)(5)	Code of Ethics for Wall Street Associates, dated December 2009, filed with Post-Effective Amendment No. 51, and incorporated herein by reference.

	(p)(6)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company, as revised May 2010, filed with Post-Effective Amendment No. 52, and incorporated herein by reference.

	(p)(7)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company, as revised May 2011, filed with Post-Effective Amendment No. 56, and incorporated herein by reference.

	(p)(8)	Code of Ethics for Advantus Capital Management, Inc., dated July 2011, filed with Post-Effective Amendment No. 56, and incorporated herein by reference.

	(p)(9)	Code of Ethics for Wall Street Associates, dated December 2011, filed with Post-Effective Amendment No. 56, and incorporated herein by reference.

	(p)(10)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company, as revised November 2012, filed with this Post-Effective Amendment No. 58.

	(p)(11)	Code of Ethics for Advantus Capital Management, Inc., dated September 2012, filed with this Post-Effective Amendment No. 58.

	(p)(12)	Code of Business Conduct and Ethics for Mackenzie Financial Corporation, dated April 2012, filed with this Post-Effective Amendment No. 58.

	(p)(13)	Code of Ethics for Wall Street Associates, dated December 2012, filed with this Post-Effective Amendment No. 58.

24.	Persons Controlled by or under common control with Registrant

None

25.	Indemnification

Reference is made to Article IX of the Trust Instrument of Registrant filed by EDGAR on February 27, 2009, as Exhibit (a)(1) to Post-Effective Amendment No. 10 and to Section 14 of the Form of Participation Agreement filed by EDGAR on June 9, 2010, as Exhibit (e)(7) to Post-Effective Amendment No. 52, each of which provide indemnification.

Registrant undertakes to carry out all indemnification provisions of its Trust Instrument and the above-described contract in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

26.	Business and Other Connections of Investment Manager

Waddell & Reed Investment Management Company (WRIMCO) is the investment manager of the Registrant. WRIMCO is not engaged in any business other than the provision of investment management services to those registered investment companies as described in Part A and Part B of this Post-Effective Amendment and to other investment advisory clients.

Each director and executive officer of WRIMCO or its predecessors, has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of WRIMCO or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information of the Registrant. The address of such officers is 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200.

As to each director and officer of WRIMCO, reference is made to the Prospectus and SAI of this Registrant.

27.	Principal Underwriter and Distributor

(a)	Waddell & Reed, Inc. is the Principal Underwriter and Distributor of the Registrant’s shares. It is the principal underwriter to the following investment companies:

Waddell & Reed Advisors Funds
Waddell & Reed InvestEd Portfolios

(b)	The information contained in the underwriter’s application on Form BD, as filed on February 14, 2013, SEC No. 8-27030 under the Securities Exchange Act of 1934, is herein incorporated by reference.

(c)	No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or any affiliated person of such affiliated person.

28.	Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act and rules promulgated thereunder are under the possession of Mr. Philip A. Shipp and Mr. Joseph W. Kauten, as officers of the Registrant, each of whose business address is Post Office Box 29217, Shawnee Mission, Kansas 66201-9217.

29.	Management Services

There are no service contracts other than as discussed in Part A and B of this Post-Effective Amendment and as listed in response to Items 23(h) and 23(m) hereof.

30.	Undertakings

Not applicable

*	Incorporated herein by reference

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, That the undersigned, IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (hereinafter called the Trust), and certain trustees and officers for the Trust, do hereby constitute and appoint HENRY J. HERRMANN, DANIEL C. SCHULTE, KRISTEN A. RICHARDS and PHILIP A. SHIPP, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable the Trust to comply with the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such directors and officers in his/her behalf as such director or officer as indicated below opposite his/her signature hereto, to any Registration Statement and to any amendment or supplement to the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date:    May 22, 2012.

/s/ Henry J. Herrmann
Henry J. Herrmann, President

/s/ David P. Gardner	Chairman and Trustee
David P. Gardner

/s/ Michael L. Avery	Trustee
Michael L. Avery

/s/ Jarold W. Boettcher	Trustee
Jarold W. Boettcher

/s/ James M. Concannon	Trustee
James M. Concannon

/s/ John A. Dillingham	Trustee
John A. Dillingham

/s/ Joseph Harroz, Jr.	Trustee
Joseph Harroz, Jr.

/s/ Robert L. Hechler	Trustee
Robert L. Hechler

/s/ Albert W. Herman	Trustee
Albert W. Herman

/s/ Henry J. Herrmann	Trustee
Henry J. Herrmann

/s/ Frank J. Ross, Jr.	Trustee
Frank J. Ross, Jr.

/s/ Eleanor B. Schwartz	Trustee
Eleanor B. Schwartz

Attest:

/s/ Mara D. Herrington
Mara D. Herrington, Secretary

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and State of Kansas, on the 26th day of April, 2013.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
A Delaware Statutory Trust
(Registrant)

By /s/ Henry J. Herrmann
Henry J. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the 26th day of April, 2013.

Signatures	Title

/s/David P. Gardner*	Chairman and Trustee
David P. Gardner

/s/Henry J. Herrmann	President and Trustee
Henry J. Herrmann

/s/Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer
Joseph W. Kauten	and Principal Accounting Officer

/s/Michael L. Avery*	Trustee
Michael L. Avery

/s/Jarold W. Boettcher*	Trustee
Jarold W. Boettcher

/s/James M. Concannon*	Trustee
James M. Concannon

/s/John A. Dillingham*	Trustee
John A. Dillingham

/s/Joseph Harroz, Jr.*	Trustee
Joseph Harroz, Jr.

/s/ Robert L. Hechler*	Trustee
Robert L. Hechler

/s/Albert W. Herman*	Trustee
Albert W. Herman

/s/Frank J. Ross, Jr.*	Trustee
Frank J. Ross, Jr.

/s/Eleanor B. Schwartz*	Trustee
Eleanor B. Schwartz

*By:	/s/Philip A. Shipp
Philip A. Shipp
Attorney-in-Fact

ATTEST:	/s/Mara D. Herrington
Mara D. Herrington
Secretary